Filed with the Securities and Exchange Commission on July 29, 2003

                                                               File No. 2-84021
                                                               File No. 811-3749

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           Pre-Effective Amendment No.

                         Post-Effective Amendment No. 37
                                                     ----
                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 38
                                             ----

                          Scudder State Tax Free Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA   02110-4103
                 -----------------------------------  ----------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (6l7) 295-1000
                                                           --------------

                                  John Millette
                  Deutsche Investment Management Americas Inc.
                    Two International Place, Boston, MA 02110
                    -----------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box):

/___/    Immediately upon filing pursuant to paragraph (b)
/___/    60 days after filing pursuant to paragraph (a) (1)
/___/    75 days after filing pursuant to paragraph (a) (2)
/ X /    On August 1, 2003 pursuant to paragraph (b)
/___/    On __________________ pursuant to paragraph (a) (3)
/___/    On __________________ pursuant to paragraph (a) (3) of Rule 485.

         If Appropriate, check the following box:
/___/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                         SCUDDER
                                                                     INVESTMENTS




                               State Tax-Free Income Funds
                               Classes A, B and C


                        Prospectus

--------------------------------------------------------------------------------
                         |
                         |     Scudder California Tax-Free Income Fund
                         |
                         |     January 1, 2003, as revised February 1, 2003, as
                         |     further revised August 1, 2003
                         |
                         |
                         |     Scudder Florida Tax-Free Income Fund
                         |
                         |     January 1, 2003, as revised February 1, 2003, as
                         |     further revised August 1, 2003
                         |
                         |
                         |     Scudder Massachusetts Tax-Free Fund
                         |
                         |     August 1, 2003
                         |
                         |
                         |     Scudder New York Tax-Free Income Fund
                         |
                         |     January 1, 2003, as revised February 1, 2003, as
                         |     further revised August 1, 2003


As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Contents
--------------------------------------------------------------------------------

   How the Funds Work                     How to Invest in the Funds

     4  Scudder California Tax-Free        46  Choosing a Share Class
        Income Fund
                                           52  How to Buy Shares
    10  Scudder Florida Tax-Free
        Income Fund                        53  How to Exchange or Sell
                                               Shares
    16  Scudder Massachusetts
        Tax-Free Fund                      54  Policies You Should Know
                                               About
    24  Scudder New York Tax-Free
        Income Fund                        61  Understanding Distributions
                                               and Taxes
    30  Other Policies and Risks

    31  Who Manages and Oversees
        the Funds

    33  Financial Highlights

How the Funds Work

On the next few pages, you'll find information about each fund's investment goal, the main strategies each uses to pursue that goal and the main risks that could affect performance.

Whether you are considering investing in a fund or are already a shareholder, you'll probably want to look this information over carefully. You may want to keep it on hand for reference as well.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money by investing in them.

--------------------------------------------------------------------------------
                                                |  Class A    Class B    Class C
                                                |
                                 ticker symbol  |  KCTAX      KCTBX      KCTCX
                                   fund number  |  009        209        309

Scudder California Tax-Free Income Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks a high level of current income that is exempt from California State and federal income taxes.

Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in municipal securities whose income is free from federal and California state income tax. The fund may invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax.

The fund can buy many types of municipal securities of all maturities. These may include revenue bonds (which are backed by revenues from a particular source), general obligation bonds (which are typically backed by the issuer's ability to levy taxes), industrial development bonds, as well as municipal lease obligations and, to a limited extent, investments representing an interest in these.

The portfolio managers look for securities that appear to offer the best total return potential and often seek those that are protected against being called in before maturity. In making their buy and sell decisions, the managers typically consider a number of factors, such as economic outlooks, possible interest rate movements and yield levels across varying maturities, specific security characteristics and changes in supply and demand within the municipal bond market.

--------------------------------------------------------------------------------

CREDIT QUALITY POLICIES Normally, at least 90% of the fund's municipal securities are in the top four grades of credit quality. Up to 10% of the fund's municipal securities may be junk bonds, which are those below the fourth credit grade (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds generally pay higher yields and have higher volatility and higher risk of default on payments.

Although the managers may adjust the fund's duration (a measure of sensitivity to interest rates), they generally intend to keep it similar to that of the Lehman Brothers Municipal Bond Index, generally between 5 and 9 years.

In addition, the managers may use derivative instruments (instruments whose value is based on, for example, indices, commodities or securities) for hedging purposes or to enhance return. Such instruments may include inverse floaters, futures contracts, interest rate swaps and other over-the-counter derivatives.

The Main Risks of Investing in the Fund


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.


As with most bond funds, the main factor is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. An increase in the fund's duration could make it more sensitive to this risk. Changes in interest rates will also affect the fund's yield; when rates decline, fund yield tends to decline as well.

A second factor is credit quality. If a portfolio security declines in credit quality it could hurt the fund's share price, or if a portfolio security goes into default, it could hurt both the fund's yield and share price. This risk is greater with junk bonds. The fact that the fund may focus on investments from a single state or region increases this risk, because any factors affecting the state or region, such as economic or fiscal problems, could affect a large portion of the fund's securities in a similar manner. For example, California's economy could be hurt by natural disasters.

Additionally, industrial development bonds are typically backed by revenues from a given facility and by the credit of a private company, but are not backed by the taxing power of a municipality.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for California taxpayers who are in a moderate to high tax bracket and who are interested in tax-free income.

The fact that the fund is classified as non-diversified and may invest in relatively few municipal issuers increases its risk, because any factors affecting a given municipal issuer could affect performance.


Risks associated with derivatives include: the derivative is not well correlated with the security, index or currency for which it is acting as a substitute; derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the fund cannot sell the derivative because of an illiquid secondary market; and the risk that the derivatives transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and potential losses that it could have if it had not entered into these transactions. There is no guarantee that these derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the fund.


Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other factors

o during periods of declining interest rates some bonds could be paid off earlier than expected, forcing the fund to reinvest the money at a lower rate, which could hurt fund performance

o political or legal actions could change the way the fund's dividends are taxed

o at times, market conditions might make it hard to value some investments or to get an attractive price for them; this risk can be greater for junk bonds than for investment-grade bonds

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the fund's Class A shares have varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The table includes the effects of maximum sales loads. The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The inception date for Class B and C is May 31, 1994. Performance figures before that date are based on the historical performance of the fund's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B or Class C and the current applicable sales charges of Class B and C.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Class B and C. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table.

Scudder California Tax-Free Income Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                       Class A
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

         1992        8.25
         1993       12.59
         1994       -5.47
         1995       19.48
         1996        2.98
         1997        8.59
         1998        6.02
         1999       -3.70
         2000       12.97
         2001        2.73


2002 Total Return as of September 30: 11.49%

For the periods included in the bar chart:

Best Quarter: 7.68%, Q1 1995                      Worst Quarter: -4.51%, Q1 1994

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------

                                         1 Year        5 Years        10 Years
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
  Return before Taxes                   -1.89           4.23           5.49
--------------------------------------------------------------------------------
  Return after Taxes on                 -1.89           4.01           5.20
  Distributions
--------------------------------------------------------------------------------
  Return after Taxes on                  0.46           4.23           5.29
  Distributions and Sale of
  Fund Shares
--------------------------------------------------------------------------------
Class B (Return before Taxes)           -1.05           4.17           5.14
--------------------------------------------------------------------------------
Class C (Return before Taxes)            0.84           3.98           4.84
--------------------------------------------------------------------------------
Index (reflects no deductions for        5.13           5.98           6.63
fees, expenses or taxes)
--------------------------------------------------------------------------------


Index: The unmanaged Lehman Brothers Municipal Bond Index is a market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                 Class A        Class B       Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------

Maximum Cumulative Sales Charge            4.50%          4.00%         2.00%
(Load)

--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed        4.50           None          1.00
on Purchases (% of offering price)
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales          None*          4.00          1.00
Charge (Load) (% of redemption
proceeds)
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                             0.53%          0.53%         0.53%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fees          0.20           0.99          0.98
--------------------------------------------------------------------------------
Other Expenses**                           0.12           0.21          0.18
--------------------------------------------------------------------------------
Total Annual Operating Expenses**          0.85           1.73          1.69
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Restated to reflect maximum annual estimated costs. Through September 30, 2003, the fund pays certain of these expenses at a fixed rate administrative fee of 0.075%, 0.125% and 0.175% for Class A, Class B and Class C shares, respectively, pursuant to an Administrative Services Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by each class of shares (other than those provided by the Advisor under its investment management agreement with the fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 0.80% for Class A, Class B and Class C shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and trustee and trustee counsel fees. Assuming the management fee and 12b-1 distribution/service fees remain the same, the fee cap would have no effect on estimated annual fund operating expenses.

   Through September 30, 2003, Other Expenses are estimated to be 0.08%, 0.13% and 0.18% (annualized) for Class A, Class B and Class C shares, respectively, and Total Annual Operating Expenses are estimated to be 0.81%, 1.65% and 1.69% (annualized) for Class A, Class B and Class C shares, respectively. After September 30, 2003, Other Expenses are estimated to be 0.12%, 0.21% and 0.13% for Class A, Class B and Class C shares, respectively, and, after giving effect to the expense waiver, Total Annual Operating Expenses are estimated to be 0.85%, 1.73% and 1.69% for Class A, Class B and Class C shares, respectively.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares               $533          $709           $900        $1,452
--------------------------------------------------------------------------------
Class B shares                576           845          1,139         1,593
--------------------------------------------------------------------------------
Class C shares                370           627          1,009         2,078
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares               $533          $709           $900        $1,452
--------------------------------------------------------------------------------
Class B shares                176           545            939         1,593
--------------------------------------------------------------------------------
Class C shares                270           627          1,009         2,078
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                |   Class A    Class B   Class C
                                                |
                                 ticker symbol  |   KFLAX      KFLBX     KFLCX
                                   fund number  |   027        227       327

Scudder Florida Tax-Free Income Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks a high level of current income that is exempt from federal income taxes.

Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in municipal securities whose income is free from federal and Florida income tax, if any. In addition, the fund normally invests at least 65% of net assets in municipal securities and other securities that are exempt from the Florida intangibles tax. The fund may invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax.

The fund can buy many types of municipal securities of all maturities. These may include revenue bonds (which are backed by revenues from a particular source), general obligation bonds (which are typically backed by the issuer's ability to levy taxes), industrial development bonds, as well as municipal lease obligations and, to a limited extent, investments representing an interest in these.

The portfolio managers look for securities that appear to offer the best total return potential and often seek those that are protected against being called in before maturity. In making their buy and sell decisions, the managers typically consider a number of factors, such as economic outlooks, possible interest rate movements and yield levels across varying maturities, specific security characteristics and changes in supply and demand within the municipal bond market.

--------------------------------------------------------------------------------

CREDIT QUALITY POLICIES Normally, at least 90% of the fund's municipal securities are in the top four grades of credit quality. Up to 10% of the fund's municipal securities may be junk bonds, which are those below the fourth credit grade (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds generally pay higher yields and have higher volatility and higher risk of default on payments.

Although the managers may adjust the fund's duration (a measure of sensitivity to interest rates), they generally intend to keep it similar to that of the Lehman Brothers Municipal Bond Index, generally between 5 and 9 years.

In addition, the managers may use derivative instruments (instruments whose value is based on, for example, indices, commodities or securities) for hedging purposes or to enhance return. Such instruments may include inverse floaters, futures contracts, interest rate swaps and other over-the-counter derivatives.

The Main Risks of Investing in the Fund


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.


As with most bond funds, the main factor is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. An increase in the fund's duration could make it more sensitive to this risk. Changes in interest rates will also affect the fund's yield; when rates decline, fund yield tends to decline as well.

A second factor is credit quality. If a portfolio security declines in credit quality it could hurt the fund's share price, or if a portfolio security goes into default, it could hurt both the fund's yield and share price. This risk is greater with junk bonds. The fact that the fund may focus on investments from a single state or region increases this risk, because any factors affecting the state or region, such as economic or fiscal problems, could affect a large portion of the fund's securities in a similar manner. For example, the state's agricultural, retirement-related or tourism industries could experience cyclical downturns or long-term erosion, hurting the local economy.

Additionally, industrial development bonds are typically backed by revenues from a given facility and by the credit of a private company, but are not backed by the taxing power of a municipality.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for Florida residents who can invest for the long-term and who are interested in tax-free income.

The fact that the fund is classified as non-diversified and may invest in relatively few municipal issuers increases its risk, because any factors affecting a given municipal issuer could affect performance.

While the fund will generally seek investments that will permit the fund's shares to be exempt from the Florida intangibles tax, there is no assurance that the exemption will be available. To qualify for the exemption, at least 90% of the fund's assets must be in exempt investments at year end.


Risks associated with derivatives include: the derivative is not well correlated with the security, index or currency for which it is acting as a substitute; derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the fund cannot sell the derivative because of an illiquid secondary market; and the risk that the derivatives transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and potential losses that it could have if it had not entered into these transactions. There is no guarantee that these derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the fund.


Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other factors

o during periods of declining interest rates some bonds could be paid off earlier than expected, forcing the fund to reinvest the money at a lower rate, which could hurt fund performance

o political or legal actions could change the way the fund's dividends are taxed

o at times, market conditions might make it hard to value some investments or to get an attractive price for them; this risk can be greater for junk bonds than for investment-grade bonds

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the performance for the fund's Class A shares has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The table includes the effects of maximum sales loads. The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The inception date for Class B and C is May 31, 1994. Performance figures before that date are based on the historical performance of the fund's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B or Class C and the current applicable sales charges of Class B and C.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A and will vary for Class B and C. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table.

Scudder Florida Tax-Free Income Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                       Class A
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

          1992        9.11
          1993       13.50
          1994       -3.91
          1995       18.40
          1996        2.70
          1997        8.67
          1998        5.48
          1999       -4.22
          2000       11.31
          2001        4.37

2002 Total Return as of September 30: 10.83%

For the periods included in the bar chart:

Best Quarter: 7.08%, Q1 1995              Worst Quarter: -4.85%, Q1 1994

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------

                                         1 Year        5 Years        10 Years
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
  Return before Taxes                   -0.33           4.05           5.59
--------------------------------------------------------------------------------
  Return after Taxes on                 -0.33           3.85           5.33
  Distributions
--------------------------------------------------------------------------------
  Return after Taxes on                  1.45           4.08           5.39
  Distributions and Sale of
  Fund Shares
--------------------------------------------------------------------------------
Class B (Return before Taxes)            0.47           3.96           5.18
--------------------------------------------------------------------------------
Class C (Return before Taxes)            2.27           3.91           5.09
--------------------------------------------------------------------------------
Index (reflects no deductions for        5.13           5.98           6.63
fees, expenses or taxes)
--------------------------------------------------------------------------------


Index: The unmanaged Lehman Brothers Municipal Bond Index is a market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years.


Total return for 1993 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                 Class A        Class B       Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------

Maximum Cumulative Sales Charge            4.50%          4.00%         2.00%
(Load)

--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed        4.50           None          1.00
on Purchases (% of offering price)
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales          None*          4.00          1.00
Charge (Load) (% of redemption
proceeds)
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                             0.55%          0.55%         0.55%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fees          0.21           0.99          1.00
--------------------------------------------------------------------------------
Other Expenses**                           0.17           0.17          0.18
--------------------------------------------------------------------------------
Total Annual Operating Expenses**          0.93           1.71          1.73
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Restated to reflect maximum annual estimated costs. Through September 30, 2003, the fund pays certain of these expenses at a fixed rate administrative fee of 0.100%, 0.150% and 0.125% for Class A, Class B and Class C shares, respectively, pursuant to an Administrative Services Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by each class of shares (other than those provided by the Advisor under its investment management agreement with the fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 0.80% for Class A, Class B and Class C shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and trustee and trustee counsel fees. Assuming the management fee and 12b-1 distribution/service fees remain the same, the fee cap would have no effect on estimated annual fund operating expenses.

   Through September 30, 2003, Other Expenses are estimated to be 0.13%, 0.17% and 0.15% (annualized) for Class A, Class B and Class C shares, respectively, and Total Annual Operating Expenses are estimated to be 0.89%, 1.71% and 1.70% (annualized) for Class A, Class B and Class C shares, respectively. The table shows estimated expenses for each class after September 30, 2003.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares              $541           $734           $943        $1,544
--------------------------------------------------------------------------------
Class B shares               573            838          1,126         1,621
--------------------------------------------------------------------------------
Class C shares               374            641          1,031         2,125
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares              $541           $734           $943        $1,544
--------------------------------------------------------------------------------
Class B shares               173            538            926         1,621
--------------------------------------------------------------------------------
Class C shares               274            641          1,031         2,125
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                |  Class A    Class B    Class C
                                                |
                                 ticker symbol  |  SQMAX      SQMBX      SQMCX
                                   fund number  |  412        612        712

Scudder Massachusetts Tax-Free Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy


The fund seeks income that is exempt from Massachusetts personal and federal income taxes. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in Massachusetts municipal securities. For purposes of this 80% requirement, Massachusetts municipal securities are securities whose income is exempt from federal and Massachusetts personal income taxes, which may include securities of issuers located outside Massachusetts. The fund may invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax.


The fund can buy many types of municipal securities of all maturities. These may include revenue bonds (which are backed by revenues from a particular source) and general obligation bonds (which are typically backed by the issuer's ability to levy taxes). They may also include industrial development bonds, municipal lease obligations and investments representing an interest in either of these instruments.

The portfolio managers look for securities that appear to offer the best total return potential and often seek those that cannot be called in before maturity. In making their buy and sell decisions, the managers typically weigh a number of factors against each other, from economic outlooks and possible interest rate movements to characteristics of specific securities and changes in supply and demand within the municipal bond market.

--------------------------------------------------------------------------------

CREDIT QUALITY POLICIES This fund normally invests at least 75% of net assets in municipal securities of the top four grades of credit quality. The fund could invest up to 25% of total assets in junk bonds of the fifth and sixth credit grades (i.e., as low as grade B). Compared to investment-grade bonds, junk bonds generally pay higher yields but also have higher volatility and higher risk of default on payments of interest or principal.

Although the managers may adjust the fund's duration (a measure of sensitivity to interest rates), they generally intend to keep it similar to that of the Lehman Brothers Municipal Bond Index, generally between 5 and 9 years.

In addition, they may use various types of derivative instruments (contracts whose value is based on, for example, indices, commodities or securities), for purposes including hedging or to enhance return. Such instruments may include inverse floaters, futures contracts, interest rate swaps and other over-the-counter derivatives.

The Main Risks of Investing in the Fund


There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise and increase in value when interest rates decline. The longer the effective maturity of the fund's securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) In addition to the general risks associated with changing interest rates, the fund may also be subject to additional, specific risks. As interest rates decline, the issuers of securities held by the fund may prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. Prepayment may reduce the fund's income. As interest rates increase, principal payments that are slower than expected may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing the fund's duration and reducing the value of the security.

Credit Risk. An investor purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may be unable or unwilling to make timely payments on the interest and principal on the bonds it has issued. Because the issuers of high yield bonds (rated below the fourth highest category) may be in uncertain financial health, the prices of their bonds can be more vulnerable to bad economic news or even the expectation of bad news, than those of investment grade bonds. In some cases, bonds, particularly junk bonds, may decline in credit quality or go into default.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for Massachusetts taxpayers who are in a moderate to high tax bracket and who are interested in tax-free income.

Focused Investing Risk. The fact that the fund may focus on investments from a single state or sector of the municipal securities market increases risk, because factors affecting the state or region, such as economic or fiscal problems, could affect a large portion of the fund's securities in a similar manner. For example, the state's technology or biotech industries could experience a downturn or fail to develop as expected, hurting the local economy. Recently, many states, including Massachusetts, have faced severe fiscal difficulties due to the current economic downturn, increased expenditures on domestic security and reduced monetary support from the federal government. Over time, these issues may have the ability to impair a state's ability to repay its obligations.

Market Risk. Deteriorating conditions might cause a general weakness in the municipal securities market that reduces the overall level of securities prices in that market. Developments in a particular class of bonds or the stock market could also adversely affect the fund by reducing the relative attractiveness of bonds as an investment. Also, to the extent that the fund emphasizes bonds from any given industry, it could be hurt if that industry does not do well.

Non-Diversification Risk. The fund is classified as non-diversified; it can invest a larger percentage of its assets in a given security than a diversified fund. Thus, the performance of each portfolio holding may have a bigger impact on performance than a fund with more holdings.

Derivatives Risk. Risks associated with derivatives include: the derivative is not well correlated with the security, index or currency for which it is acting as a substitute; derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the fund cannot sell the derivative because of an illiquid secondary market; and the risk that the derivatives transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and potential losses that it could have if it had not entered into these transactions. There is no guarantee that these derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the fund.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other factors.

o political or legal actions could change the way the fund's dividends are treated for tax purposes

o at times, market conditions might make it hard to value some investments or to get an attractive price for them; this risk is generally greater for junk bonds than for investment grade bonds

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable information for an investor to know.

The bar chart shows how performance has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns shown would be lower. The table on the next page shows how fund performance compares with that of a broad-based market index (which, unlike the fund, does not have any fees or expenses). The table includes the effects of maximum sales loads. The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The inception date for Class A, B and C shares is June 18, 2001. In the bar chart, the performance figures for Class A before that date are based on the historical performance of the fund's original share class (Class S), adjusted to reflect the higher gross total annual operating expenses of Class A.

In the table, the performance figures for each share class prior to its inception are based on the historical performance of Class S, adjusted to reflect both the higher gross total annual operating expenses and the current applicable sales charges of Class A, B or C, as applicable. Class S shares are offered in a different prospectus.

The table shows returns on a before-tax and after-tax basis. After-tax returns are estimates shown for Class A only and will vary for Class B and C. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table.


Scudder Massachusetts Tax-Free Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                       Class A
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

          1993       13.97
          1994       -6.45
          1995       17.57
          1996        3.79
          1997        8.24
          1998        5.91
          1999       -2.55
          2000       10.61
          2001        4.05
          2002       10.63


2003 Total Return as of June 30: 2.61%

For the periods included in the bar chart:

Best Quarter: 7.41%, Q1 1995              Worst Quarter: -6.15%, Q1 1994

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2002
--------------------------------------------------------------------------------

                                        1 Year         5 Years        10 Years
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
  Return before Taxes                    5.65            4.65           5.86
--------------------------------------------------------------------------------
  Return after Taxes on                  5.63            4.62           5.82
  Distributions
--------------------------------------------------------------------------------
  Return after Taxes on                  3.56            4.53           5.71
  Distributions and Sale of Fund
  Shares
--------------------------------------------------------------------------------
Class B (Return before Taxes)            6.65            4.60           5.50
--------------------------------------------------------------------------------
Class C (Return before Taxes)            8.59            4.59           5.42
--------------------------------------------------------------------------------
Index (reflects no deductions for        9.60            6.06           6.71
fees, expenses or taxes)
--------------------------------------------------------------------------------

Index: The unmanaged Lehman Brothers Municipal Bond Index is a market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years.

Total returns for 1992 through 1996 would have been lower if operating expenses hadn't been reduced.

--------------------------------------------------------------------------------

The Return after Taxes on Distributions assumes that an investor holds fund shares at the end of the period. The number represents only the fund's taxable distributions, not a shareholder's gain or loss from selling fund shares.

The Return after Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her fund shares at the end of the period. The number reflects both the fund's taxable distributions and a shareholder's gain or loss from selling fund shares.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                 Class A        Class B       Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Cumulative Sales Charge            4.50%          4.00%          2.00%
(Load)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed        4.50            None          1.00
on Purchases (as % of offering price)
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)       None*          4.00           1.00
(as a % of redemption proceeds)
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                             0.58%          0.58%          0.58%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee           0.21           0.99           1.00
--------------------------------------------------------------------------------
Other Expenses**                           0.18           0.23           0.21
--------------------------------------------------------------------------------
Total Annual Operating Expenses**          0.97           1.80           1.79
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Restated to reflect maximum annual estimated costs. Through September 30, 2003, the fund pays certain of these expenses at fixed rate administrative fees of 0.175%, 0.225% and 0.200% for Class A, Class B and Class C shares, respectively, pursuant to an Administrative Services Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by each class of shares (other than those provided by the Advisor under its investment management agreement with the fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 0.80% for Class A, Class B and Class C shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and trustee and trustee counsel fees.

   Through September 30, 2003, Other Expenses and Total Annual Operating Expenses are estimated to be as shown in the table for Class A, Class B and Class C shares. After September 30, 2003, Other Expenses are estimated to be 0.15%, 0.16% and 0.15% (annualized) for Class A, Class B and Class C shares, and, after giving effect to the expense waiver, Total Annual Operating Expenses are estimated to be 0.94%, 1.73% and 1.73% (annualized) for Class A, Class B and Class C shares, respectively.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares             $545           $745           $962        $1,586
--------------------------------------------------------------------------------
Class B shares              583            866          1,175         1,697
--------------------------------------------------------------------------------
Class C shares              380            658          1,060         2,184
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares             $545           $745           $962        $1,586
--------------------------------------------------------------------------------
Class B shares              183            566            975         1,697
--------------------------------------------------------------------------------
Class C shares              280            658          1,060         2,184
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                |  Class A     Class B   Class C
                                                |
                                 ticker symbol  |  KNTAX       KNTBX     KNTCX
                                   fund number  |  026         226       326

Scudder New York Tax-Free Income Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks a high level of current income that is exempt from New York State and New York City income taxes and federal income taxes.

Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in municipal securities whose income is free from federal and New York State income tax. In addition, the fund invests at least 65% of net assets in municipal securities and other securities that are exempt from New York City income taxes. The fund may invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax.

The fund can buy many types of municipal securities of all maturities. These may include revenue bonds (which are backed by revenues from a particular source), general obligation bonds (which are typically backed by the issuer's ability to levy taxes), industrial development bonds, as well as municipal lease obligations and, to a limited extent, investments representing an interest in these.

The portfolio managers look for securities that appear to offer the best total return potential and often seek those that are protected against being called in before maturity. In making their buy and sell decisions, the managers typically consider a number of factors, such as economic outlook, possible interest rate movements and yield levels across varying maturities, specific security characteristics and changes in supply and demand within the municipal bond market.

--------------------------------------------------------------------------------

CREDIT QUALITY POLICIES Normally, at least 90% of the fund's municipal securities are in the top four grades of credit quality. Up to 10% of the fund's municipal securities may be junk bonds, which are those below the fourth credit grade (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds generally pay higher yields and have higher volatility and higher risk of default on payments.

Although the managers may adjust the fund's duration (a measure of sensitivity to interest rates), they generally intend to keep it similar to that of the Lehman Brothers Municipal Bond Index, generally between 5 and 9 years.

In addition, the managers may use derivative instruments (instruments whose value is based on, for example, indices, commodities or securities), for hedging purposes or to enhance return. Such instruments may include inverse floaters, futures contracts, interest rate swaps and other over-the-counter derivatives.

The Main Risks of Investing in the Fund


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.


As with most bond funds, the main factor is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. An increase in the fund's duration could make it more sensitive to this risk. Changes in interest rates will also affect the fund's yield; when rates decline, fund yield tends to decline as well.

A second factor is credit quality. If a portfolio security declines in credit quality it could hurt the fund's share price, or if a portfolio security goes into default, it could hurt both the fund's yield and share price. This risk is greater with junk bonds. The fact that the fund may focus on investments from a single state or region increases this risk, because any factors affecting the state or region, such as economic or fiscal problems, could affect a large portion of the fund's securities in a similar manner. For example, a downturn in the financial industry could bring on a fiscal crisis in New York City, which has experienced such crises before.

The fund's ability to achieve its goal depends upon the ability of the issuers of New York municipal securities to repay their debt. New York State and New York City have at times faced serious economic problems that have adversely affected New York municipal issuers.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for New York resident taxpayers who are investing for the long term and are interested in tax-free income.

The downturn in the US economy, particularly in New York City and New York State, has been heightened by the terrorist attack on the World Trade Center on September 11, 2001. New York City and New York State have suffered financial difficulties resulting from the attack and economic downturn. A credit rating downgrade of one of these issuers could affect the market values and marketability of some New York municipal securities and hurt the fund's performance. As a result, the fund may be more volatile than a more geographically diversified municipal fund. Furthermore, if the fund has difficulty finding attractive New York municipal securities to purchase, the amount of the fund's income that is subject to New York taxes could increase.

Additionally, industrial development bonds are typically backed by revenues from a given facility and by the credit of a private company, but are not backed by the taxing power of a municipality.

The fact that the fund is classified as non-diversified and may invest in relatively few municipal issuers increases its risk, because any factors affecting a given municipal issuer could affect performance.


Risks associated with derivatives include: the derivative is not well correlated with the security, index or currency for which it is acting as a substitute; derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the fund cannot sell the derivative because of an illiquid secondary market; and the risk that the derivatives transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and potential losses that it could have if it had not entered into these transactions. There is no guarantee that these derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the fund.


Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other factors

o during periods of declining interest rates some bonds could be paid off earlier than expected, forcing the fund to reinvest the money at a lower rate, which could hurt fund performance

o political or legal actions could change the way the fund's dividends are taxed

o at times, market conditions might make it hard to value some investments or to get an attractive price for them; this risk can be greater for junk bonds than for investment-grade bonds

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the fund's Class A shares have varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The table includes the effects of maximum sales loads. The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The inception date for Class B and C is May 31, 1994. Performance figures before that date are based on the historical performance of the fund's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B or Class C and the current applicable sales charges of Class B and C.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Class B and C. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table.

Scudder New York Tax-Free Income Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                       Class A
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

          1992        9.43
          1993       12.95
          1994       -4.95
          1995       17.98
          1996        2.54
          1997        8.89
          1998        6.00
          1999       -4.15
          2000       12.10
          2001        3.74


2002 Total Return as of September 30: 11.00%

For the periods included in the bar chart:

Best Quarter: 6.44%, Q1 1995              Worst Quarter: -4.47%, Q1 1994

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------

                                         1 Year        5 Years        10 Years
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
  Return before Taxes                   -0.93           4.21           5.56
--------------------------------------------------------------------------------
  Return after Taxes on                 -0.94           3.98           5.29
  Distributions
--------------------------------------------------------------------------------
  Return after Taxes on                  0.95           4.19           5.37
  Distributions and Sale of
  Fund Shares
--------------------------------------------------------------------------------
Class B (Return before Taxes)            0.01           4.16           5.19
--------------------------------------------------------------------------------
Class C (Return before Taxes)            1.94           4.13           5.07
--------------------------------------------------------------------------------
Index (reflects no deductions for        5.13           5.98           6.63
fees, expenses or taxes)
--------------------------------------------------------------------------------


Index: The unmanaged Lehman Brothers Municipal Bond Index is a market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                 Class A        Class B       Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------

Maximum Cumulative Sales Charge            4.50%          4.00%         2.00%
(Load)

--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed        4.50           None          1.00
on Purchases (% of offering price)
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales          None*          4.00          1.00
Charge (Load) (% of redemption
proceeds)
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                             0.54%          0.54%         0.54%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fees          0.19           1.00          1.00
--------------------------------------------------------------------------------
Other Expenses**                           0.14           0.20          0.15
--------------------------------------------------------------------------------
Total Annual Operating Expenses**          0.87           1.74          1.69
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Restated to reflect maximum annual estimated costs. Through September 30, 2003, the fund pays certain of these expenses at a fixed rate administrative fee of 0.125%, 0.175% and 0.150% for Class A, Class B and Class C shares, respectively, pursuant to an Administrative Services Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by each class of shares (other than those provided by the Advisor under its investment management agreement with the fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 0.80% for Class A, Class B and Class C shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and trustee and trustee counsel fees. Assuming the management fee and 12b-1 distribution/service fees remain the same, the fee cap would have no effect on estimated annual fund operating expenses.

   Through September 30, 2003, Other Expenses are estimated to be 0.12%, 0.17% and 0.15% (annualized) for Class A, Class B and Class C shares, respectively, and Total Annual Operating Expenses are estimated to be 0.85%, 1.71% and 1.69% (annualized) for Class A, Class B and Class C shares, respectively. After September 30, 2003, Other Expenses are estimated to be 0.14%, 0.20% and 0.13% for Class A, Class B and Class C shares, respectively, and Total Annual Operating Expenses are estimated to be 0.87%, 1.74% and 1.67% for Class A, Class B and Class C shares, respectively.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares               $535          $715           $911        $1,474
--------------------------------------------------------------------------------
Class B shares                577           848          1,144         1,609
--------------------------------------------------------------------------------
Class C shares                370           627          1,009         2,078
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares               $535          $715           $911        $1,474
--------------------------------------------------------------------------------
Class B shares                177           548            944         1,609
--------------------------------------------------------------------------------
Class C shares                270           627          1,009         2,078
--------------------------------------------------------------------------------

Other Policies and Risks


While the sections on the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, each fund's Board could change that fund's investment goal without seeking shareholder approval. However, the policy of investing at least 80% of net assets in municipal securities exempt from federal income tax and state income tax of the named state for each fund cannot be changed without shareholder approval.

o As a temporary defensive measure, each fund could shift up to 100% of assets into investments such as money market securities or other short-term bonds that offer comparable levels of risk. This could prevent losses, but would mean that the fund would not be pursuing its goal. However, the portfolio managers may choose not to use these strategies for various reasons, even in very volatile market conditions. Temporary investments may be taxable.

o The advisor measures credit quality at the time it buys securities, using independent rating agencies or, for unrated securities, its judgment that the securities are of equivalent quality. All securities must meet the credit quality standards applied by the advisor. If a security's credit quality declines, the advisor will decide what to do with the security, based on its assessment of what would benefit shareholders most.

For more information

This prospectus doesn't tell you about every policy or risk of investing in a fund.

If you want more information on a fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the last page tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Funds

The investment advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for each fund. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes each fund's investment decisions, buys and sells securities for each fund and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. Each fund's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from each fund. Below are the actual rates paid by each fund for the most recent fiscal year, as a percentage of each fund's average daily net assets:

Fund Name                                             Fee Paid
---------------------------------------------------------------------
Scudder California Tax-Free Income Fund                0.53%
---------------------------------------------------------------------
Scudder Florida Tax-Free Income Fund                   0.55%
---------------------------------------------------------------------
Scudder Massachusetts Tax-Free Fund                    0.58%
---------------------------------------------------------------------
Scudder New York Tax-Free Income Fund                  0.54%
---------------------------------------------------------------------

The portfolio managers

The following people handle the day-to-day management of each fund.


Scudder California Tax-Free Income Fund      Scudder Massachusetts Tax-Free Fund

  Philip G. Condon                             Philip G. Condon
  Managing Director of Deutsche Asset          Managing Director of Deutsche
  Management and Co-Manager of the fund.       Asset Management and Lead Manager
   o Joined Deutsche Asset Management in       of the fund.
     1983 and the fund in 2000.                 o Joined Deutsche Asset
   o Over 26 years of investment industry         Management in 1983 and the
     experience.                                  fund in 1989.
   o MBA, University of Massachusetts at        o Over 26 years of investment
     Amherst.                                     industry experience.
                                                o MBA, University of
  Eleanor R. Brennan                              Massachusetts at Amherst.
  CFA, Director of Deutsche Asset
  Management and Co-Manager of the fund.       Rebecca L. Wilson
   o Joined Deutsche Asset Management in       Vice President of Deutsche Asset
     1995 and the fund in 1999.                Management and Portfolio Manager
   o Over 16 years of investment industry      of the fund.
     experience.                                o Joined Deutsche Asset
   o MS, Drexel University.                       Management in 1986 and the
                                                  fund in 1999.
  Matthew J. Caggiano                           o Over 16 years of investment
  CFA, Vice President of Deutsche Asset           industry experience.
  Management and Portfolio Manager of
  the fund.                                  Scudder New York Tax-Free Income
   o Joined Deutsche Asset Management in
     1989 and the fund in 1999.                Philip G. Condon
   o MS, Boston College.                       Managing Director of Deutsche
                                               Asset Management and Co-Manager
Scudder Florida Tax-Free Income Fund           of the fund.
                                                o Joined Deutsche Asset
  Philip G. Condon                                Management in 1983 and the
  Managing Director of Deutsche Asset             fund in 2000.
  Management and Co-Manager of the fund.        o Over 26 years of investment
   o Joined Deutsche Asset Management in          industry experience.
     1983 and the fund in 2000.                 o MBA, University of
   o Over 26 years of investment industry         Massachusetts at Amherst.
     experience.
   o MBA, University of Massachusetts at       Ashton P. Goodfield
     Amherst.                                  CFA, Managing Director of
                                               Deutsche Asset Management and
  Eleanor R. Brennan                           Co-Manager of the fund.
  CFA, Director of Deutsche Asset               o Joined Deutsche Asset
  Management and Co-Manager of the fund.          Management in 1986 and the
   o Joined Deutsche Asset Management in          fund in 1999.
     1995 and the fund in 1998.                 o Over 16 years of investment
   o Over 16 years of investment industry         industry experience.
     experience.
   o MS, Drexel College.                       Eleanor R. Brennan
                                               CFA, Director of Deutsche Asset
  Rebecca L. Wilson                            Management and Portfolio Manager
  Vice President of Deutsche Asset             of the fund.
  Management and Portfolio Manager of           o Joined Deutsche Asset
  the fund.                                       Management in 1995 and the
   o Joined Deutsche Asset Management in          fund in 1999.
     1986 and the fund in 1998.                 o Over 16 years of investment
   o Over 16 years of investment industry         industry experience.
     experience.                                o MS, Drexel University.

Financial Highlights

These tables are designed to help you understand each fund's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested. The informa-tion for Scudder California Tax-Free Income Fund, Scudder Florida Tax-Free Income Fund and Scudder New York Tax-Free Income Fund has been audited by Ernst & Young LLP, independent auditors, and the information for Scudder Massachusetts Tax-Free Fund has been audited by PricewaterhouseCoopers LLP, independent accountants, whose reports, along with each fund's financial statements, are included in that fund's annual report (see "Shareholder reports" on the last page).

Scudder California Tax-Free Income Fund -- Class A

--------------------------------------------------------------------------------
 Years Ended August 31,                 2002^c    2001     2000    1999    1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period  $ 7.60   $ 7.30   $ 7.10  $ 7.65   $ 7.52
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                  .34      .35      .34     .34      .36
--------------------------------------------------------------------------------
  Net realized and unrealized gain       .05      .30      .20    (.41)     .26
  (loss) on investment transactions
--------------------------------------------------------------------------------
  Total from investment operations       .39      .65      .54    (.07)     .62
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                 (.33)    (.35)    (.34)   (.34)    (.36)
--------------------------------------------------------------------------------
  Net realized gains on investment        --       --       --    (.14)    (.13)
  transactions
--------------------------------------------------------------------------------
  Total distributions                   (.33)    (.35)    (.34)   (.48)    (.49)
--------------------------------------------------------------------------------
Net asset value, end of period        $ 7.66   $ 7.60   $ 7.30  $ 7.10   $ 7.65
--------------------------------------------------------------------------------
Total Return (%)^a                      5.43     9.15     7.97   (1.07)    8.56
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)   720      753      767     855      982
--------------------------------------------------------------------------------
Ratio of expenses before expense         .81      .88^b    .85     .82      .78
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense          .81      .87^b    .84     .82      .78
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (%)      4.55     4.69     4.98    4.60     4.82
--------------------------------------------------------------------------------
Portfolio turnover rate (%)               24       26       57      62       61
--------------------------------------------------------------------------------

^a    Total return does not reflect the effect of any sales charges.

^b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .87% and .86%, respectively.

^c As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $.001, decrease net realized and unrealized gain (loss) per share by $.001, and increase the ratio of net investment income to average net assets from 4.54% to 4.55%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

Scudder California Tax-Free Income Fund -- Class B

--------------------------------------------------------------------------------
 Years Ended August 31,                 2002^c    2001    2000    1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period  $ 7.61   $ 7.31   $ 7.11  $ 7.66   $ 7.52
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                  .28      .29      .29     .28      .30
--------------------------------------------------------------------------------
  Net realized and unrealized gain       .05      .30      .20    (.41)     .27
  (loss) on investment transactions
--------------------------------------------------------------------------------
  Total from investment operations       .33      .59      .49    (.13)     .57
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                 (.27)    (.29)    (.29)   (.28)    (.30)
--------------------------------------------------------------------------------
  Net realized gains on investment        --       --       --    (.14)    (.13)
  transactions
--------------------------------------------------------------------------------
  Total distributions                   (.27)    (.29)    (.29)   (.42)    (.43)
--------------------------------------------------------------------------------
Net asset value, end of period        $ 7.67   $ 7.61   $ 7.31  $ 7.11   $ 7.66
--------------------------------------------------------------------------------
Total Return (%)^a                      4.51     8.28     7.14   (1.90)    7.79
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)    30       33       33      37       35
--------------------------------------------------------------------------------
Ratio of expenses before expense        1.65     1.70^b   1.64    1.65     1.63
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense         1.65     1.69^b   1.63    1.65     1.63
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (%)      3.71     3.87     4.19    3.75     3.97
--------------------------------------------------------------------------------
Portfolio turnover rate (%)               24       26       57      62       61
--------------------------------------------------------------------------------

^a    Total return does not reflect the effect of any sales charges.

^b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.69% and 1.69%, respectively.

^c As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $.001, decrease net realized and unrealized gain (loss) per share by $.001, and increase the ratio of net investment income to average net assets from 3.70% to 3.71%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

Scudder California Tax-Free Income Fund -- Class C

--------------------------------------------------------------------------------
 Years Ended August 31,                 2002^c    2001    2000    1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period  $ 7.55   $ 7.26   $ 7.05  $ 7.60   $ 7.50
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                  .27      .29      .29     .28      .30
--------------------------------------------------------------------------------
  Net realized and unrealized gain       .06      .29      .21    (.41)     .23
  (loss) on investment transactions
--------------------------------------------------------------------------------
  Total from investment operations       .33      .58      .50    (.13)     .53
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                 (.26)    (.29)    (.29)   (.28)    (.30)
--------------------------------------------------------------------------------
  Net realized gains on investment        --       --       --    (.14)    (.13)
  transactions
--------------------------------------------------------------------------------
  Total distributions                   (.26)    (.29)    (.29)   (.42)    (.43)
--------------------------------------------------------------------------------
Net asset value, end of period        $ 7.62   $ 7.55   $ 7.26  $ 7.05   $ 7.60
--------------------------------------------------------------------------------
Total Return (%)^a                      4.56     8.19     7.34   (1.91)    7.21
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)     7       10        5       4        7
--------------------------------------------------------------------------------
Ratio of expenses before expense        1.69     1.72^b   1.64    1.68     1.62
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense         1.69     1.69^b   1.63    1.68     1.62
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (%)      3.67     3.85     4.19    3.71     3.98
--------------------------------------------------------------------------------
Portfolio turnover rate (%)               24       26       57      62       61
--------------------------------------------------------------------------------

^a    Total return does not reflect the effect of any sales charges.

^b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.69% and 1.69%, respectively.

^c As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $.001, decrease net realized and unrealized gain (loss) per share by $.001, and increase the ratio of net investment income to average net assets from 3.66% to 3.67%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

Scudder Florida Tax-Free Income Fund -- Class A

--------------------------------------------------------------------------------
  Years Ended August 31,                2002^c   2001    2000    1999    1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period    $10.40   $ 9.85  $ 9.72  $10.62  $10.42
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                    .45      .46     .45     .47     .49
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)  .15      .57     .13    (.68)    .35
  on investment transactions
--------------------------------------------------------------------------------
  Total from investment operations         .60     1.03     .58    (.21)    .84
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                   (.44)    (.48)   (.45)   (.47)   (.49)
--------------------------------------------------------------------------------
  Net realized gains on investment          --       --      --    (.22)   (.15)
  transactions
--------------------------------------------------------------------------------
  Total distributions                     (.44)    (.48)   (.45)   (.69)   (.64)
--------------------------------------------------------------------------------
Net asset value, end of period          $10.56   $10.40  $ 9.85  $ 9.72  $10.62
--------------------------------------------------------------------------------
Total Return (%)^a                        6.05    10.77    6.15   (2.13)   8.27
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)      68       66      70      85     100
--------------------------------------------------------------------------------
Ratio of expenses before expense           .89      .91^b  1.00     .88     .85
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense            .89      .89^b   .99     .88     .85
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (%)        4.38     4.67    4.80    4.57    4.65
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                 14       13      21      56      70
--------------------------------------------------------------------------------

^a    Total return does not reflect the effect of any sales charges.

^b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .89% and .87%, respectively.

^c As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $.005, decrease net realized and unrealized gain (loss) per share by $.005, and increase the ratio of net investment income to average net assets from 4.33% to 4.38%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

Scudder Florida Tax-Free Income Fund -- Class B

--------------------------------------------------------------------------------
 Years Ended August 31,                  2002^c    2001    2000    1999   1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period    $10.38  $ 9.83  $ 9.71  $10.60  $10.40
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                    .37     .38     .38     .39     .40
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)  .14     .56     .12    (.67)    .35
  on investment transactions
--------------------------------------------------------------------------------
  Total from investment operations         .51     .94     .50    (.28)    .75
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                   (.35)   (.39)   (.38)   (.39)   (.40)
--------------------------------------------------------------------------------
  Net realized gains on investment          --      --      --    (.22)   (.15)
  transactions
--------------------------------------------------------------------------------
  Total distributions                     (.35)   (.39)   (.38)   (.61)   (.55)
--------------------------------------------------------------------------------
Net asset value, end of period          $10.54  $10.38  $ 9.83  $ 9.71  $10.60
--------------------------------------------------------------------------------
Total Return (%)^a                        5.16    9.77    5.32   (2.85)   7.38
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)       5      6       6        6       6
--------------------------------------------------------------------------------
Ratio of expenses before expense          1.71    1.79^b  1.77    1.69    1.68
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense           1.71    1.74^b  1.76    1.69    1.68
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (%)        3.56    3.82    4.03    3.76    3.82
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                 14      13      21      56      70
--------------------------------------------------------------------------------

^a    Total return does not reflect the effect of any sales charges.

^b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.75% and 1.73%, respectively.

^c As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $.005, decrease net realized and unrealized gain (loss) per share by $.005, and increase the ratio of net investment income to average net assets from 3.51% to 3.56%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

Scudder Florida Tax-Free Income Fund -- Class C

--------------------------------------------------------------------------------
 Years Ended August 31,                  2002^c   2001    2000    1999    1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period    $10.38  $ 9.83  $ 9.71  $10.60  $10.41
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                    .37     .37     .38     .39     .40
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)  .14     .56     .12    (.67)    .34
  on investment transactions
--------------------------------------------------------------------------------
  Total from investment operations         .51     .93     .50    (.28)    .74
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                   (.34)   (.38)   (.38)   (.39)   (.40)
--------------------------------------------------------------------------------
  Net realized gains on investment          --      --      --    (.22)   (.15)
  transactions
--------------------------------------------------------------------------------
  Total distributions                     (.34)   (.38)   (.38)   (.61)   (.55)
--------------------------------------------------------------------------------
Net asset value, end of period          $10.55  $10.38  $ 9.83  $ 9.71  $10.60
--------------------------------------------------------------------------------
Total Return (%)^a                        5.12    9.69    5.34   (2.84)   7.26
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)       1     .9       1        1      .7
--------------------------------------------------------------------------------
Ratio of expenses before expense          1.70    1.97^b  1.74    1.68    1.69
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense           1.70    1.84^b  1.73    1.68    1.69
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (%)        3.57    3.73    4.06    3.76    3.81
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                 14      13      21      56      70
--------------------------------------------------------------------------------

^a    Total return does not reflect the effect of any sales charges.

^b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.85% and 1.83%, respectively.

^c As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $.005, decrease net realized and unrealized gain (loss) per share by $.005, and increase the ratio of net investment income to average net assets from 3.52% to 3.57%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

Scudder Massachusetts Tax-Free Fund -- Class A


--------------------------------------------------------------------------------
 Years Ended March 31,                                           2003     2002^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                           $14.10   $14.29
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                           .66      .53
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment           .71     (.19)
  transactions
--------------------------------------------------------------------------------
  Total from investment operations                               1.37      .34
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                          (.66)    (.53)
--------------------------------------------------------------------------------
  Net realized gain on investment transactions                   (.01)      --
--------------------------------------------------------------------------------
  Total from investment operations                               (.67)    (.53)
--------------------------------------------------------------------------------
Net asset value, end of period                                 $14.80   $14.10
--------------------------------------------------------------------------------
Total Return (%)^b                                               9.88     2.34**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                             14        3
--------------------------------------------------------------------------------
Ratio of expenses (%)                                             .97     1.02*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                               4.51     4.69*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                        37       30
--------------------------------------------------------------------------------

^a For the period from June 18, 2001 (commencement of sales of Class A shares) to March 31, 2002.

^b    Total return does not reflect the effect of any sales charges.

*     Annualized

**    Not annualized

Scudder Massachusetts Tax-Free Fund -- Class B

--------------------------------------------------------------------------------
 Years Ended March 31,                                           2003     2002^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                           $14.10   $14.29
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                           .54      .44
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment           .70     (.19)
  transactions
--------------------------------------------------------------------------------
  Total from investment operations                               1.24      .25
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                          (.54)    (.44)
--------------------------------------------------------------------------------
  Net realized and gain on investment transactions               (.01)      --
--------------------------------------------------------------------------------
  Total from investment operations                               (.55)    (.44)
--------------------------------------------------------------------------------
Net asset value, end of period                                 $14.79   $14.10
--------------------------------------------------------------------------------
Total Return (%)^b                                               8.89     1.76**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                              7        2
--------------------------------------------------------------------------------
Ratio of expenses (%)                                            1.80     1.82*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                               3.68     3.89*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                        37       30
--------------------------------------------------------------------------------

^a For the period from June 18, 2001 (commencement of sales of Class B shares) to March 31, 2002.

^b    Total return does not reflect the effect of any sales charges.

*     Annualized

**    Not annualized

Scudder Massachusetts Tax-Free Fund -- Class C

--------------------------------------------------------------------------------
 Years Ended March 31,                                           2003     2002^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                           $14.11   $14.29
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                           .54      .44
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment           .70     (.18)
  transactions
--------------------------------------------------------------------------------
  Total from investment operations                               1.24      .26
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                          (.54)    (.44)
--------------------------------------------------------------------------------
  Net realized gain on investment transactions                   (.01)      --
--------------------------------------------------------------------------------
  Total from investment operations                               (.55)    (.44)
--------------------------------------------------------------------------------
Net asset value, end of period                                 $14.80   $14.11
--------------------------------------------------------------------------------
Total Return (%)^b                                               8.91     1.82**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                              4        1
--------------------------------------------------------------------------------
Ratio of expenses (%)                                            1.79     1.79*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                               3.69     3.92*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                        37       30
--------------------------------------------------------------------------------

^a For the period from June 18, 2001 (commencement of sales of Class C shares) to March 31, 2002.

^b    Total return does not reflect the effect of any sales charges.

*     Annualized

**    Not annualized

Scudder New York Tax-Free Income Fund -- Class A

--------------------------------------------------------------------------------
  Years Ended August 31,                 2002^a   2001    2000    1999    1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period    $11.03  $10.39  $10.22  $11.11  $10.93
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                    .47     .47     .47     .49     .53
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)  .09     .64     .17    (.63)    .36
  on investment transactions
--------------------------------------------------------------------------------
  Total from investment operations         .56    1.11     .64    (.14)    .89
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                   (.47)   (.47)   (.47)   (.49)   (.53)
--------------------------------------------------------------------------------
  Net realized gains on investment          --      --      --    (.26)   (.18)
  transactions
--------------------------------------------------------------------------------
  Total distributions                     (.47)   (.47)   (.47)   (.75)   (.71)
--------------------------------------------------------------------------------
Net asset value, end of period          $11.12  $11.03  $10.39  $10.22  $11.11
--------------------------------------------------------------------------------
Total Return (%)^b                        5.31   10.91    6.50   (1.52)   8.44
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)      183     188    201     236     268
--------------------------------------------------------------------------------
Ratio of expenses before expense           .85     .94^c   .89     .88     .84
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense            .85     .92^c   .88     .88     .84
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (%)        4.36    4.39    4.68    4.49    4.81
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                 24      17      26      69      77
--------------------------------------------------------------------------------

^a As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $.001, decrease net realized and unrealized gain (loss) per share by $.001. The effect of this change did not impact the ratio of net investment income to average net assets. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

^b    Total return does not reflect the effect of any sales charges.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .93% and .92%, respectively.

Scudder New York Tax-Free Income Fund -- Class B

--------------------------------------------------------------------------------
 Years Ended August 31,                  2002^a   2001    2000    1999    1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period    $11.04  $10.40  $10.23  $11.13  $10.94
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                    .38     .39     .38     .39     .44
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)  .09     .64     .17    (.64)    .37
  on investment transactions
--------------------------------------------------------------------------------
  Total from investment operations         .47    1.03     .55    (.25)    .81
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                   (.38)   (.39)   (.38)   (.39)   (.44)
--------------------------------------------------------------------------------
  Net realized gains on investment          --      --      --    (.26)   (.18)
  transactions
--------------------------------------------------------------------------------
  Total distributions                     (.38)   (.39)   (.38)   (.65)   (.62)
--------------------------------------------------------------------------------
Net asset value, end of period           11.13  $11.04  $10.40  $10.23  $11.13
--------------------------------------------------------------------------------
Total Return (%)^b                        4.41   10.07    5.60   (2.44)   7.65
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)      12      14      12      14      12
--------------------------------------------------------------------------------
Ratio of expenses before expense          1.71    1.73^c  1.71    1.73    1.67
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense           1.71    1.70^c  1.70    1.73    1.67
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (%)        3.51    3.60    3.86    3.64    3.98
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                 24      17      26      69      77
--------------------------------------------------------------------------------

^a As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $.001, decrease net realized and unrealized gain (loss) per share by $.001, and increase the ratio of net investment income to average net assets from 3.50% to 3.51%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

^b    Total return does not reflect the effect of any sales charges.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.71% and 1.70%, respectively.

Scudder New York Tax-Free Income Fund -- Class C

--------------------------------------------------------------------------------
 Years Ended August 31,                  2002^a   2001    2000    1999    1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period    $11.02  $10.38  $10.21  $11.10  $10.92
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                    .38     .39     .39     .40     .44
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)  .09     .64     .17    (.63)    .36
  on investment transactions
--------------------------------------------------------------------------------
  Total from investment operations         .47    1.03     .56    (.23)    .80
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                   (.38)   (.39)   (.39)   (.40)   (.44)
--------------------------------------------------------------------------------
  Net realized gains on investment          --      --      --    (.26)   (.18)
  transactions
--------------------------------------------------------------------------------
  Total distributions                     (.38)   (.39)   (.39)   (.66)   (.62)
--------------------------------------------------------------------------------
Net asset value, end of period          $11.11  $11.02  $10.38  $10.21  $11.10
--------------------------------------------------------------------------------
Total Return (%)^b                        4.41   10.16    5.64   (2.33)   7.56
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)       5       4       4       4       4
--------------------------------------------------------------------------------
Ratio of expenses before expense          1.69    1.73^c  1.70    1.71    1.67
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense           1.69    1.68^c  1.69    1.71    1.67
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (%)        3.53    3.62    3.87    3.65    3.98
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                 24      17      26      69      77
--------------------------------------------------------------------------------

^a As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $.001, decrease net realized and unrealized gain (loss) per share by $.001, and increase the ratio of net investment income to average net assets from 3.52% to 3.53%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

^b    Total return does not reflect the effect of any sales charges.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.69% and 1.68%, respectively.

How to Invest in the Funds

The following pages tell you about many of the services, choices and benefits of being a shareholder. You'll also find information on how to check the status of your account using the method that's most convenient for you.

You can find out more about the topics covered here by speaking with your financial advisor or a representative of your workplace retirement plan or other investment provider.

Choosing a Share Class


In this prospectus are three share classes for each fund. Each class has its own fees and expenses, offering you a choice of cost structures. Certain funds offer other classes of shares separately. Class A, Class B and Class C shares are intended for investors seeking the advice and assistance of a financial advisor, who will typically receive compensation for those services through sales commissions, service fees and/or distribution fees.

Before you invest, take a moment to look over the characteristics of each share class so that you can be sure to choose the class that's right for you. You may want to ask your financial advisor to help you with this decision.

We describe each share class in detail on the following pages. But first, you may want to look at the table below, which gives you a brief comparison of the main features of each class.

--------------------------------------------------------------------------------
Classes and features                      Points to help you compare
--------------------------------------------------------------------------------
Class A

o  Sales charges of up to 4.50% charged   o Some investors may be able to reduce
  when you buy shares                       or eliminate their sales charges;
                                            see next page
o In most cases, no charges when you
  sell shares                             o Total annual expenses are lower than
                                            those for Class B or Class C
o Up to 0.25% annual service fee
--------------------------------------------------------------------------------
Class B

o No charges when you buy shares          o The deferred sales charge rate falls
                                            to zero after six years
o Deferred sales charge declining from
  4.00%, charged when you sell shares     o Shares automatically convert to
  you bought within the last six years      Class A after six years, which means
                                            lower annual expenses going forward
o 1.00% annual distribution/service fee
--------------------------------------------------------------------------------
Class C

o Sales charges of 1.00%, charged when    o The deferred sales charge rate is
  you buy shares                            lower than Class B, but your shares
                                            never convert to Class A, so annual
o Deferred sales charge of 1.00%,           expenses remain higher
  charged when you sell shares you
  bought within the last year

o 1.00% annual distribution/service fee
--------------------------------------------------------------------------------

Your financial advisor will typically be paid a fee when you buy shares and may receive different levels of compensation depending upon which class of shares you buy. In addition to these payments, each fund's advisor may provide compensation to financial advisors for distribution, administrative and promotional services

Class A shares

Class A shares have a 12b-1 plan, under which a service fee of up to 0.25% is deducted from class assets each year.

Class A shares have a sales charge that varies with the amount you invest:

                       Sales charge as a %   Sales charge as a % of
Your investment         of offering price      your net investment
---------------------------------------------------------------------
Up to $100,000                4.50%                  4.71%
---------------------------------------------------------------------
$100,000-$249,999              3.50                   3.63
---------------------------------------------------------------------
$250,000-$499,999              2.60                   2.67
---------------------------------------------------------------------
$500,000-$999,999              2.00                   2.04
---------------------------------------------------------------------
$1 million or more    See below and next page
---------------------------------------------------------------------

You may be able to lower your Class A sales charges if:

o you plan to invest at least $100,000 over the next 24 months ("letter of intent")

o the amount of shares you already own (including shares in certain other funds) plus the amount you're investing now is at least $100,000 ("cumulative discount")

o you are investing a total of $100,000 or more in several funds at once ("combined purchases")

The point of these three features is to let you count investments made at other times or in certain other funds for purposes of calculating your present sales charge. Any time you can use the privileges to "move" your investment into a lower sales charge category in the table above, it's generally beneficial for you to do so. You can take advantage of these methods by filling in the appropriate sections of your application or by speaking with your financial advisor.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class A shares may make sense for long-term investors, especially those who are eligible for reduced or eliminated sales charges.

You may be able to buy Class A shares without sales charges when you are:

o     reinvesting dividends or distributions

o     investing through certain workplace retirement plans

o participating in an investment advisory program under which you pay a fee to an investment advisor or other firm for portfolio management services

o exchanging an investment in Class A shares of another fund for an investment in the fund unless the fund in which you are investing has a higher sales load, in which case you would typically be required to pay the difference

o a current or former director or trustee of the Deutsche or Scudder mutual funds, an employee, the employee's spouse or life partner and children or stepchildren age 21 or younger of Deutsche Bank or its affiliates or a subadvisor to any fund in the Scudder family of funds or a broker-dealer authorized to sell shares of the funds

There are a number of additional provisions that apply in order to be eligible for a sales charge waiver. Each fund may waive the sales charges for investors in other situations as well. Your financial advisor or Shareholder Services can answer your questions and help you determine if you are eligible.


If you're investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described on the previous page, you may be eligible to buy Class A shares without sales charges. However, you may be charged a contingent deferred sales charge (CDSC) of 1.00% on any shares you sell within the first year of owning them and a similar charge of 0.50% on shares you sell within the second year of owning them ("Large Order NAV Purchase Privilege"). This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial advisor or Shareholder Services can answer your questions and help you determine if you're eligible.

Class B shares


With Class B shares, you pay no up-front sales charges. Class B shares have a 12b-1 plan, under which a distribution fee of 0.75% and a service fee of up to 0.25% are deducted from class assets each year. This means the annual expenses for Class B shares are somewhat higher (and their performance correspondingly lower) compared to Class A shares. After six years, Class B shares automatically convert to Class A shares, which has the net effect of lowering the annual expenses from the seventh year on. However, unlike Class A shares, your entire investment goes to work immediately.


Class B shares have a CDSC. This charge declines over the years you own shares and disappears completely after six years of ownership. But for any shares you sell within those six years, you may be charged as follows:

Year after you bought shares          CDSC on shares you sell
---------------------------------------------------------------------
First year                                    4.00%
---------------------------------------------------------------------
Second or third year                          3.00%
---------------------------------------------------------------------
Fourth or fifth year                          2.00%
---------------------------------------------------------------------
Sixth year                                    1.00%
---------------------------------------------------------------------
Seventh year and later         None (automatic conversion to Class A)
---------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial advisor or Shareholder Services can answer your questions and help you determine if you're eligible.

While Class B shares don't have any front-end sales charges, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class B shares may make sense for long-term investors who prefer to see all of their investment go to work right away and can accept somewhat higher annual expenses.

Class C shares


Class C shares have a 12b-1 plan under which a distribution fee of 0.75% and a service fee of up to 0.25% are deducted from class assets each year. Because of these fees, the annual expenses for Class C shares are similar to those of Class B shares, but higher than those for Class A shares (and the performance of Class C shares is correspondingly lower than that of Class A shares).

Unlike Class B shares, Class C shares do NOT automatically convert to Class A shares after six years, so they continue to have higher annual expenses.

Class C shares also have an up-front sales charge of 1.00%.


   Front-end Sales Charge as a        Front-end Sales Charge as a
       % of Offering Price             % of your net investment
---------------------------------------------------------------------
              1.00%                              1.01%
---------------------------------------------------------------------

You may be able to buy Class C shares without an up-front sales charge when you purchase Class C shares in connection with the following types of transactions:

o Additional purchases of Class C shares made in an existing account and in the same fund by existing Class C shareowners as of January 31, 2003;

o Exchanges of Class C shares made in an existing account by current Class C shareowners as of January 31, 2003;

o Purchases of Class C shares through certain omnibus accounts which have entered into an agreement with the advisor and/or the distributor;

o Purchases of Class C shares through certain retirement plans which have entered into an agreement with the advisor and/or the distributor; and

o Purchases of Class C shares through certain broker-dealers which have entered into an agreement with the advisor and/or the distributor.

Your financial advisor or Shareholder Services can answer your questions and help you determine if you are eligible for an up-front sales charge waiver.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class C shares may appeal to investors who plan to sell some or all shares within six years of buying them or who aren't certain of their investment time horizon.

Class C shares have a CDSC, but only on shares you sell within one year of buying them:

Year after you bought shares           CDSC on shares you sell
---------------------------------------------------------------------
First year                                      1.00%
---------------------------------------------------------------------
Second year and later                           None
---------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial advisor or Shareholder Services can answer your questions and help you determine if you're eligible.

Because Class C shares have an up-front sales charge and higher annual expenses, you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

How to Buy Shares

Once you've chosen a share class, use these instructions to make investments.

--------------------------------------------------------------------------------
First investment                          Additional investments
--------------------------------------------------------------------------------
$1,000 or more for regular accounts       $50 or more for regular accounts and
                                          IRA accounts
$500 or more for IRAs
                                          $50 or more with an Automatic
                                          Investment Plan
--------------------------------------------------------------------------------
Through a financial advisor

o Contact your advisor using the method   o Contact your advisor using the
  that's most convenient for you            method that's most convenient for
                                            you
--------------------------------------------------------------------------------
By mail or express mail (see below)

o Fill out and sign an application        o Send a check made out to "Scudder
                                            Funds" and a Scudder investment slip
o Send it to us at the appropriate          to us at the appropriate address
  address, along with an investment check   below

                                          o If you don't have an investment
                                            slip, simply include a letter with
                                            your name, account number, the full
                                            name of the fund and the share class
                                            and your investment instructions
--------------------------------------------------------------------------------
By wire

o Call (800) 621-1048 for instructions    o Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------
By phone                                  o Call (800) 621-1048 for instructions

Not available
--------------------------------------------------------------------------------
With an automatic investment plan

Not available                             o To set up regular investments from a
                                            bank checking account, call
                                            (800) 621-1048
--------------------------------------------------------------------------------
On the Internet

Not available                             o Call (800) 621-1048 to establish
                                            Internet access

                                          o Go to www.scudder.com and log in

                                          o Follow the instructions for buying
                                            shares with money from your bank
                                            account
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

Regular mail:
First Investment: Scudder Investments, PO Box 219356, Kansas City, MO 64121-9356 Additional Investments: Scudder Investments, PO Box 219154, Kansas City, MO 64121-9154

Express, registered or certified mail:
Scudder Investments, 811 Main Street, Kansas City, MO 64105-2005

Fax number: (800) 821-6234 (for exchanging and selling only)

How to Exchange or Sell Shares

Use these instructions to exchange or sell shares in your account.

--------------------------------------------------------------------------------
Exchanging into another fund              Selling shares
--------------------------------------------------------------------------------
$1,000 or more to open a new account      Some transactions, including most for
($500 for IRAs)                           over $100,000, can only be ordered in
                                          writing with a signature guarantee; if
$50 or more for exchanges between         you're in doubt, see page 56
existing accounts
--------------------------------------------------------------------------------
Through a financial advisor               o Contact your advisor by the method
                                            that's most convenient for you
o Contact your advisor by the method
  that's most convenient for you
--------------------------------------------------------------------------------
By phone or wire

o Call (800) 621-1048 for instructions    o Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------
By mail, express mail or fax
(see previous page)

Write a letter that includes:             Write a letter that includes:

o the fund, class and account number      o  the fund, class and account number
  you're exchanging out of                   from which you want to sell shares

o the dollar amount or number of shares   o  the dollar amount or number of
  you want to exchange                       shares you want to sell

o the name and class of the fund you      o  your name(s), signature(s) and
  want to exchange into                      address, as they appear on your
                                             account
o your name(s), signature(s) and
  address, as they appear on your account o  a daytime telephone number

o a daytime telephone number
--------------------------------------------------------------------------------
With an automatic exchange plan

o To set up regular exchanges from a      Not available
  fund account, call (800) 621-1048
--------------------------------------------------------------------------------
With an automatic withdrawal plan

Not available                             o To set up regular cash payments from
                                            a fund account, call (800) 621-1048
--------------------------------------------------------------------------------
On the Internet

o Call (800) 621-1048 to establish        o Call (800) 621-1048 to establish
  Internet access                           Internet access

o Go to www.scudder.com and log in        o Go to www.scudder.com and log in

o Follow the instructions for making      o Follow the instructions for making
  on-line exchanges                         online redemptions
--------------------------------------------------------------------------------

Policies You Should Know About


Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you received from them about how to buy and sell shares. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge fees separate from those charged by a fund.

In either case, keep in mind that the information in this prospectus applies only to each fund's Class A, Class B and Class C shares. The funds may have other share classes, which are described in separate prospectuses and have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial institution or call (800) 621-1048.

The funds will not accept new accounts with a non-US address.

Policies about transactions

The funds are open for business each day the New York Stock Exchange is open. Each fund calculates its share price for each class every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time. Once your order is received by the transfer agent and it has been determined that it is in "good order," it will be processed at the next share price calculated.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

The Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.scudder.com to get up-to-date information, review balances or even place orders for exchanges.

Because orders placed through investment providers must be forwarded to the transfer agent before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.

Ordinarily, your investment will start to accrue dividends the next business day after your purchase is processed. When selling shares, you'll generally receive the dividend for the day on which your shares were sold.

ScudderACCESS, the Scudder Automated Information Line, is available 24 hours a day by calling (800) 972-3060. You can use ScudderACCESS to get information on Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and sell shares.

Telephone and electronic transactions. You are automatically entitled to telephone transaction privileges, but you may elect not to have them when you open your account or by contacting Shareholder Services at a later date.

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur as a result. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed and there is a $50 minimum and a $250,000 maximum. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call (800) 621-1048.

Each fund accepts payment for shares only in US dollars by check, bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that we cannot accept cash, money orders, starter checks, third party checks, or checks issued by credit card companies or Internet-based companies.

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are generally completed within 24 hours. The funds can only send wires of $1,000 or more and accept wires of $50 or more.

We do not issue share certificates. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power when exchanging or redeeming shares. You may not exchange or redeem shares in certificate form by telephone or via the Internet.

When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't generally need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from an eligible guarantor institution, including commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange, or any member or participant of an approved signature guarantor program. Note that you can't get a signature guarantee from a notary public and we must be provided the original guarantee.

Exchanges are a shareholder privilege, not a right: we may reject any exchange order or require a shareholder to own shares of a fund for 15 days before we process the purchase order for the other fund, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders for these or other reasons.

Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your financial advisor for more information.

When you sell shares that have a CDSC, we calculate the CDSC as a percentage of what you paid for the shares (less any initial sales charge) or what you are selling them for -- whichever results in the lower charge to you. In processing orders to sell shares, we turn to the shares with the lowest CDSC first. Exchanges from one fund into another fund don't affect CDSCs. For each investment you make, the date you first bought shares is the date we use to calculate a CDSC on that particular investment.

There are certain cases in which you may be exempt from a CDSC. These include:

o     the death or disability of an account owner (including a joint owner)

o withdrawals made through an automatic withdrawal plan. Such withdrawals may be made at a maximum of 12% per year of the net asset value of the account

o     withdrawals related to certain retirement or benefit plans

o redemptions for certain loan advances, hardship provisions or returns of excess contributions from retirement plans

o for Class A shares purchased through the Large Order NAV Purchase Privilege, redemption of shares whose dealer of record at the time of the investment notifies Scudder Distributors Inc., the fund's distributor, that the dealer waives the applicable commission

o for Class C shares, redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system, provided the dealer of record has waived the advance of the first year distribution and service fees applicable to such shares and has agreed to receive such fees quarterly

In each of these cases, there are a number of additional provisions that apply in order to be eligible for a CDSC waiver. Your financial advisor or Shareholder Services can answer your questions and help you determine if you are eligible.

If you sell shares in a Scudder fund and then decide to invest with Scudder again within six months, you can take advantage of the "reinstatement feature." With this feature, you can put your money back into the same class of a Scudder fund at its current NAV and for purposes of sales charges it will be treated as if it had never left Scudder. You'll be reimbursed (in the form of fund shares) for any CDSC you paid when you sold. Future CDSC calculations will be based on your original investment date, rather than your reinstatement date. There is also an option that lets investors who sold Class B shares buy Class A shares with no sales charge, although they won't be reimbursed for any CDSC they paid. You can only use the reinstatement feature once for any given group of shares. To take advantage of this feature, contact Shareholder Services or your financial advisor.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

You may obtain additional information about other ways to sell your shares by contacting your financial services firm.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

How the funds calculate share price

To calculate net asset value per share or NAV, each share class uses the following equation:

                   TOTAL ASSETS - TOTAL LIABILITIES
                --------------------------------------  = NAV
                  TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you buy shares is the NAV, although for Class A and Class C shares it will be adjusted to allow for any applicable sales charges (see "Choosing a Share Class").

The price at which you sell shares is also the NAV, although for Class B and Class C investors a CDSC may be taken out of the proceeds (see "Choosing a Share Class").

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by a fund's Board which are intended to reflect fair value when market quotations or pricing service information are not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a fund's value for a security is likely to be different from the last quoted market price or pricing service information.

Other rights we reserve

You should be aware that we may do any of the following:

o     withdraw or suspend the offering of shares at any time

o withhold a portion of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o close your account and send you the proceeds if your balance falls below $1,000; we will give you 60 days' notice so you can either increase your balance or close your account (this policy doesn't apply to most retirement accounts, if you have an automatic investment plan, to investors with $100,000 or more in a Scudder fund or in any case, where a fall in share price created the low balance)

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; a fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of a fund's net assets, whichever is less

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

o suspend or postpone redemptions during periods when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents the fund from disposing of its portfolio securities or pricing its shares

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. A fund's earnings are separate from any gains or losses stemming from your own purchase of shares. A fund may not always pay a distribution for a given period.

Each fund has a regular schedule for paying out earnings to shareholders:

o     Income: declared daily and paid monthly

o Short-term and long-term capital gains: November or December or otherwise as needed

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested without sales charges. Distributions are taxable whether you receive them in cash or reinvest them in additional shares. For retirement plans, reinvestment is the only option.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sale of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.

For federal income tax purposes, income and capital gains distributions are generally taxable. However, distributions by the fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

Dividends from these funds are generally tax-free for most shareholders, meaning that investors who are individuals can receive them without incurring federal and (for some investors) state and local income tax liability. However, there are a few exceptions:

o a portion of a fund's dividends may be taxable if it came from investments in taxable securities as described in the table below

o because each fund can invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax (AMT), you may owe taxes on a portion of your dividends if you are among those investors who must pay AMT

o     capital gains distributions may be taxable as described in the table below

The tax status of any taxable fund earnings, should you receive them and your own fund transactions, generally depends on their type:

--------------------------------------------------------------------
Generally taxed at capital         Generally taxed at ordinary
gain rates:                        income rates:
--------------------------------------------------------------------
Taxable distributions from a fund

o gains from the sale of          o  gains from the sale of
  securities held by a fund for      securities held by the fund
  more than one year                 for one year or less

o "qualified dividend income"     o  all other income (except for
                                     tax-exempt interest income)
--------------------------------------------------------------------
Transactions involving fund shares

o gains from selling fund shares
  held for more than one year     o  gains from selling fund
                                     shares held for one year or
                                     less
--------------------------------------------------------------------

For taxable years beginning on or before December 31, 2008, distributions of investment income designated by a fund as derived from "qualified dividend income" will be taxed in the hands of individuals at long-term capital gain rates. Qualified dividend income generally includes dividends from domestic and some foreign corporations. As they invest primarily in tax-exempt bonds, the funds do not expect a significant portion of fund distributions to be derived from qualified dividend income.

For taxable years beginning on or before December 31, 2008, long-term capital gain rates applicable to individuals have been temporarily reduced. Capital gains realized before May 6, 2003 will not qualify for the reduced rates. For more information, see the Statement of Additional Information, under "Taxes."

Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

To Get More Information

Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. They also have detailed performance figures, a list of everything each fund owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about each fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a fund, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about each fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each fund, including each fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

--------------------------------------------------------------------------------



Scudder Investments                     SEC
--------------------------------------------------------------------------------
222 South Riverside Plaza               Public Reference Section
Chicago, IL 60606-5808                  Washington, D.C. 20549-0102
www.scudder.com                         www.sec.gov
(800) 621-1048                          (202) 942-8090









Distributor
Scudder Distributors, Inc.
222 South Riverside Plaza               SEC File Numbers:
Chicago, IL 60606-5808
                                        Scudder California Tax-Free Income Fund 811-3657

SCUDDER                                 Scudder Florida Tax-Free Income Fund    811-3657
INVESTMENTS
                                        Scudder Massachusetts Tax-Free Fund     811-3749
A Member of
Deustche Asset Management [LOGO]        Scudder New York Tax-Free Income Fund   811-3657



                                                                     SCUDDER
                                                                     INVESTMENTS


                              State Tax-Free Income Funds II
                              Class AARP and Class S Shares

Prospectus

--------------------------------------------------------------------------------
                              August 1, 2003
--------------------------------------------------------------------------------

                              Scudder Massachusetts Tax-Free Fund





As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Contents
--------------------------------------------------------------------------------

   How the Fund Works                      How to Invest in the Fund

     4  The Fund's Main Investment          17  How to Buy, Sell and
        Strategy                                Exchange Class AARP Shares

     5  The Main Risks of Investing         19  How to Buy, Sell and
        in the Fund                             Exchange Class S Shares

     8  The Fund's Performance              21  Policies You Should Know
        History                                 About

    10  How Much Investors Pay              27  Understanding Distributions
                                                and Taxes
    11  Other Policies and Risks

    12  Who Manages and Oversees
        the Fund

    14  Financial Highlights

How the Fund Works

On the next few pages, you'll find information about this fund's investment goal, the main strategies it uses to pursue that goal and the main risks that could affect performance.

Whether you are considering investing in the fund or are already a shareholder, you'll probably want to look this information over carefully. You may want to keep it on hand for reference as well.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money by investing in them.

This prospectus offers two classes for the fund. Class AARP shares have been created especially for AARP members. Class S shares are generally not available to new investors. Unless otherwise noted, all information in this prospectus applies to both classes.

You can find Scudder prospectuses on the Internet for Class AARP shares at aarp.scudder.com and for Class S shares at myScudder.com.

--------------------------------------------------------------------------------
                                                         Class AARP     Class S

                                       ticker symbol     SMAFX          SCMAX

                                         fund number     112            012

Scudder Massachusetts Tax-Free Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy


The fund seeks income that is exempt from Massachusetts personal and federal income taxes. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in Massachusetts municipal securities. For purposes of this 80% requirement, Massachusetts municipal securities are securities whose income is exempt from federal and Massachusetts personal income taxes, which may include securities of issuers located outside Massachusetts. The fund may invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax.


The fund can buy many types of municipal securities of all maturities. These may include revenue bonds (which are backed by revenues from a particular source) and general obligation bonds (which are typically backed by the issuer's ability to levy taxes). They may also include industrial development bonds, municipal lease obligations and investments representing an interest in either of these instruments.

The portfolio managers look for securities that appear to offer the best total return potential and often seek those that cannot be called in before maturity. In making their buy and sell decisions, the managers typically weigh a number of factors against each other, from economic outlooks and possible interest rate movements to characteristics of specific securities and changes in supply and demand within the municipal bond market.

--------------------------------------------------------------------------------

CREDIT QUALITY POLICIES This fund normally invests at least 75% of net assets in municipal securities of the top four grades of credit quality. The fund could invest up to 25% of total assets in junk bonds of the fifth and sixth credit grades (i.e., as low as grade B). Compared to investment-grade bonds, junk bonds generally pay higher yields but also have higher volatility and higher risk of default on payments of interest or principal.

Although the managers may adjust the fund's duration (a measure of sensitivity to interest rates), they generally intend to keep it similar to that of the Lehman Brothers Municipal Bond Index, generally between 5 and 9 years.


In addition, they may use various types of derivative instruments (contracts whose value is based on, for example, indices, commodities or securities), for purposes including hedging or to enhance return. Such instruments may include inverse floaters, futures contracts, interest rate swaps and other over-the-counter derivatives.


The Main Risks of Investing in the Fund


There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise and increase in value when interest rates decline. The longer the effective maturity of the fund's securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) In addition to the general risks associated with changing interest rates, the fund may also be subject to additional, specific risks. As interest rates decline, the issuers of securities held by the fund may prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. Prepayment may reduce the fund's income. As interest rates increase, principal payments that are slower than expected may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing the fund's duration and reducing the value of the security.

Credit Risk. An investor purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may be unable or unwilling to make timely payments on the interest and principal on the bonds it has issued. Because the issuers of high yield bonds (rated below the fourth highest category) may be in uncertain financial health, the prices of their bonds can be more vulnerable to bad economic news or even the expectation of bad news, than those of investment grade bonds. In some cases, bonds, particularly junk bonds, may decline in credit quality or go into default.



THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for Massachusetts taxpayers who are in a moderate to high tax bracket and who are interested in tax-free income.

Focused Investing Risk. The fact that the fund may focus on investments from a single state or sector of the municipal securities market increases risk, because factors affecting the state or region, such as economic or fiscal problems, could affect a large portion of the fund's securities in a similar manner. For example, the state's technology or biotech industries could experience a downturn or fail to develop as expected, hurting the local economy. Recently, many states, including Massachusetts, have faced severe fiscal difficulties due to the current economic downturn, increased expenditures on domestic security and reduced monetary support from the federal government. Over time, these issues may have the ability to impair a state's ability to repay its obligations.

Market Risk. Deteriorating conditions might cause a general weakness in the municipal securities market that reduces the overall level of securities prices in that market. Developments in a particular class of bonds or the stock market could also adversely affect the fund by reducing the relative attractiveness of bonds as an investment. Also, to the extent that the fund emphasizes bonds from any given industry, it could be hurt if that industry does not do well.

Non-Diversification Risk. The fund is classified as non-diversified; it can invest a larger percentage of its assets in a given security than a diversified fund. Thus, the performance of each portfolio holding may have a bigger impact on performance than a fund with more holdings.

Derivatives Risk. Risks associated with derivatives include: the derivative is not well correlated with the security, index or currency for which it is acting as a substitute; derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the fund cannot sell the derivative because of an illiquid secondary market; and the risk that the derivatives transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and potential losses that it could have if it had not entered into these transactions. There is no guarantee that these derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the fund.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other factors

o political or legal actions could change the way the fund's dividends are treated for tax purposes

o at times, market conditions might make it hard to value some investments or to get an attractive price for them; this risk is generally greater for junk bonds than for investment grade bonds

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable information for an investor to know.

The bar chart shows how performance for the fund's Class S shares has varied from year to year, which may give some idea of risk. The table on the next page shows how fund performance compares with that of a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The inception date for Class AARP shares is October 2, 2000. Performance figures before that date reflect the historical performance of the fund's original share class (Class S).

The table shows returns on a before-tax and after-tax basis. After-tax returns are estimates shown for Class S only and may vary for Class AARP. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table.


Scudder Massachusetts Tax-Free Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                       Class S
--------------------------------------------------------------------------------
THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1993       14.28
1994       -6.19
1995       17.90
1996        4.07
1997        8.54
1998        6.20
1999       -2.28
2000       10.92
2001        4.43
2002       10.87


2003 Total Return as of June 30: 2.72%

For the periods included in the bar chart:

Best Quarter: 7.48%, Q1 1995              Worst Quarter: -6.08%, Q1 1994

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2002
--------------------------------------------------------------------------------

                                        1 Year         5 Years        10 Years
--------------------------------------------------------------------------------
Class S
--------------------------------------------------------------------------------
  Return before Taxes                   10.87            5.91           6.65
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions                         10.85            5.89           6.60
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions and Sale of Fund
  Shares                                 8.48            5.69           6.40
--------------------------------------------------------------------------------
Class AARP (Return before Taxes)        10.81            5.94           6.66
--------------------------------------------------------------------------------
Index (reflects no deductions for
fees, expenses or taxes)                 9.60            6.06           6.71
--------------------------------------------------------------------------------

Index: The unmanaged Lehman Brothers Municipal Bond Index is a market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years.

Total return for 1992 through 1996 would have been lower if operating expenses hadn't been reduced.




--------------------------------------------------------------------------------
The Return after Taxes on Distributions assumes that an investor holds fund shares at the end of the period. The number represents only the fund's taxable distributions, not a shareholder's gain or loss from selling fund shares.

The Return after Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her fund shares at the end of the period. The number reflects both the fund's taxable distributions and a shareholder's gain or loss from selling fund shares.

How Much Investors Pay


This fund's Class AARP and Class S shares have no sales charge or other shareholder fees. The fund does have annual operating expenses and as a shareholder of Class AARP or Class S shares, you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table                                       Class AARP          Class S
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your
investment                                         None               None
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                     0.58%              0.58%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                   None               None
--------------------------------------------------------------------------------
Other Expenses*                                    0.27               0.16
--------------------------------------------------------------------------------
Total Annual Operating Expenses*                   0.85               0.74
--------------------------------------------------------------------------------
Expense Waiver*                                    0.04               0.00
--------------------------------------------------------------------------------
Net Annual Operating Expenses
(after waiver)                                     0.81               0.74
--------------------------------------------------------------------------------


* Restated to reflect maximum annual estimated costs. Through September 30, 2003, the fund pays certain of these expenses at a fixed rate administrative fee of 0.15% for Class AARP and Class S shares, pursuant to an Administrative Services Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by each class of shares (other than those provided by the Advisor under its investment management agreement with the fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 0.80% for Class AARP and Class S shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and trustee and trustee counsel fees. With regard to Class S shares, assuming the management fee and 12b-1 distribution/service fees remain the same, the fee cap would have no effect on estimated annual fund operating expenses.

   Through September 30, 2003, Other Expenses are estimated to be 0.16% (annualized) and Total Annual Operating Expenses are estimated to be 0.74% (annualized) for Class AARP and Class S shares. The table shows estimated expenses for each class after September 30, 2003.

Based on the costs above (including for Class S shares, two years of capped expenses in each period), this example helps you compare this fund's expenses to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years       5 Years        10 Years
--------------------------------------------------------------------------------
Class AARP shares           $83           $263           $463          $1,041
--------------------------------------------------------------------------------
Class S shares              $76           $237           $411           $918
--------------------------------------------------------------------------------

Other Policies and Risks


While the sections on the previous pages describe the main points of the fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the fund's Board could change the fund's investment goal without seeking shareholder approval. However, the policy of investing at least 80% of net assets in municipal securities for the fund cannot be changed without shareholder approval.

o As a temporary defensive measure, the fund could shift up to 100% of assets into investments such as money market securities or other short-term bonds that offer comparable levels of risk. This could prevent losses, but would mean that the fund would not be pursuing its goal. However, the portfolio managers may choose not to use these strategies for various reasons, even in very volatile market conditions. Temporary investments may be taxable.

o The advisor measures credit quality at the time it buys securities, using independent rating agencies or, for unrated securities, its judgment that the securities are of equivalent quality. All securities must meet the credit quality standards applied by the advisor. If a security's credit quality declines, the advisor will decide what to do with the security, based on its assessment of what would benefit shareholders most.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the fund.

If you want more information on the fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the last page tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Fund

The investment advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for the fund. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes the fund's investment decisions, buys and sells securities for the fund and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. The fund's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from the fund. For the most recent fiscal year end, the actual amount the fund paid in management fees was 0.58% of its average daily net assets.

AARP through its affiliates monitors and approves the AARP Investment Program from Scudder Investments, but does not recommend specific mutual funds. The advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in AARP Class shares of each fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP Classes of all funds managed by the advisor. The fee rates, which decrease as the aggregate net assets of the AARP Classes become larger, are as follows: 0.07% for the first $6 billion in net assets, 0.06% for the next $10 billion and 0.05% thereafter. These amounts are used for the general purposes of AARP and its members.

The portfolio managers

The following people handle the day-to-day management of the fund.

Philip G. Condon                    Rebecca L. Wilson
Managing Director of Deutsche       Vice President of Deutsche
Asset Management and Lead           Asset Management and Portfolio
Manager of the fund.                Manager of the fund.
o   Joined Deutsche Asset           o    Joined Deutsche Asset
    Management in 1983 and the           Management in 1986 and the
    fund in 1989.                        fund in 1999.
o   Over 26 years of investment     o    Over 16 years of investment
    industry experience.                 industry experience.
o   MBA, University of
    Massachusetts at Amherst.

Financial Highlights


This table is designed to help you understand the fund's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the annual report (see "Shareholder reports" on the last page).

Scudder Massachusetts Tax-Free Fund -- Class AARP

--------------------------------------------------------------------------------
 Years Ended March 31,                                2003     2002^a    2001^b
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                 $14.11    $14.32   $13.71
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                 .69       .71      .34
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investment transactions                               .70      (.21)     .61
--------------------------------------------------------------------------------
  Total from investment operations                     1.39       .50      .95
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                (.69)     (.71)    (.34)
--------------------------------------------------------------------------------
  Net realized gain (loss) on investment transactions  (.01)       --       --
--------------------------------------------------------------------------------
  Total distributions                                 (.70)     (.71)    (.34)
--------------------------------------------------------------------------------
Net asset value, end of period                       $14.80    $14.11   $14.32
--------------------------------------------------------------------------------
Total Return (%)                                       9.94      3.58   6.92**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                    9         2        1
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)         .74       .74     .76*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                     4.74      4.91    4.95*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                              37        30       34
--------------------------------------------------------------------------------

^a As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $.002, decrease net realized and unrealized gains and losses per share by $.002, and increase the ratio of net investment income to average net assets from 4.90% to 4.91%. Per share data and ratios for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

^b For the period from October 2, 2000 (commencement of sales of Class AARP shares) to March 31, 2001.

*        Annualized

**       Not annualized

Scudder Massachusetts Tax-Free Fund -- Class S


--------------------------------------------------------------------------------
 Years Ended March 31,                    2003    2002^a   2001    2000    1999
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period     $14.10   $14.33 $13.61  $14.35  $14.34
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                     .69      .71    .69     .69     .69
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investment transactions                .71     (.23)   .72    (.72)    .06
--------------------------------------------------------------------------------
  Total from investment operations         1.40      .48   1.41   (.03)     .75
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                    (.69)    (.71)  (.69)   (.69)   (.69)
--------------------------------------------------------------------------------
  Net realized gains on investment
  transactions                             (.01)       --     --   (.02)   (.05)
--------------------------------------------------------------------------------
  Total distributions                      (.70)    (.71)  (.69)   (.71)   (.74)
--------------------------------------------------------------------------------
Net asset value, end of period           $14.80   $14.10 $14.33  $13.61  $14.35
--------------------------------------------------------------------------------
Total Return (%)                          10.10     3.36  10.65    (.13)   5.29
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)      523      483    488     375     420
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                              .74      .74   .76^b    .74     .73
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                              .74      .74   .75^b    .74     .73
--------------------------------------------------------------------------------
Ratio of net investment income (%)         4.74     4.91   4.97    5.03    4.76
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                  37       30     34      39      11
--------------------------------------------------------------------------------

^a As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $.002, decrease net realized and unrealized gains and losses per share by $.002, and increase the ratio of net investment income to average net assets from 4.90% to 4.91%. Per share data and ratios for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

^b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .75% and .75%, respectively.

*        Annualized

**       Not annualized

How to Invest in the Fund

The following pages tell you how to invest in the fund and what to expect as a shareholder. If you're investing directly with Scudder, all of this information applies to you.

If you're investing through a "third party provider" -- for example, a workplace retirement plan, financial supermarket or financial advisor -- your provider may have its own policies or instructions and you should follow those.

As noted earlier, there are two classes of shares of the fund available through this prospectus. The instructions for buying and selling each class are slightly different.

Instructions for buying and selling Class AARP shares, which have been created especially for AARP members, are found on the next two pages. These are followed by instructions for buying and selling Class S shares, which are generally not available to new investors. Be sure to use the appropriate table when placing any orders to buy, exchange or sell shares in your account.

How to Buy, Sell and Exchange Class AARP Shares

Buying Shares: Use these instructions to invest directly. Make out your check to "The AARP Investment Program."

--------------------------------------------------------------------------------
First investment                          Additional investments
--------------------------------------------------------------------------------
$1,000 or more for regular accounts       $50 minimum for regular accounts and
                                          IRA accounts
$500 or more for IRAs
                                          $50 minimum with an Automatic
                                          Investment Plan, Payroll Deduction or
                                          Direct Deposit
--------------------------------------------------------------------------------
By mail or express mail (see below)

o For enrollment forms, call              Send a personalized investment slip or
  1-800-253-2277                          short note that includes:

o Fill out and sign an enrollment form    o  fund and class name

o Send it to us at the appropriate        o  account number
  address, along with an investment check
                                          o  check payable to "The AARP
                                             Investment Program"
--------------------------------------------------------------------------------
By wire

o Call 1-800-253-2277 for instructions    o  Call 1-800-253-2277 for
                                             instructions
--------------------------------------------------------------------------------
By phone

Not Available                             o  Call 1-800-253-2277 for
                                             instructions
--------------------------------------------------------------------------------
With an automatic investment plan

o Fill in the information required on     o  To set up regular investments from
  your enrollment form and include a         a bank checking account, call
  voided check                               1-800-253-2277
--------------------------------------------------------------------------------
Payroll Deduction or Direct Deposit

o Select either of these options on your  o  Once you specify a dollar amount
  enrollment form and submit it. You         (minimum $50), investments are
  will receive further instructions by       automatic.
  mail.
--------------------------------------------------------------------------------
Using QuickBuy

Not Available                             o  Call 1-800-253-2277 to speak to a
                                             representative

                                          o  or, to use QuickBuy on the
                                             Easy-Access Line, call
                                             1-800-631-4636 and follow the
                                             instructions on how to purchase
                                             shares
--------------------------------------------------------------------------------
On the Internet

o Go to "services and forms-- How to      o  Call 1-800-253-2277 to ensure you
  open an account" at aarp.scudder.com       have electronic services

o Print out a prospectus and an           o  Register at aarp.scudder.com
  enrollment form
                                          o  Follow the instructions for buying
o Complete and return the enrollment         shares with money from your bank
  form with your check                       account
--------------------------------------------------------------------------------

Regular mail: The AARP Investment Program,
First Investment: PO Box 219735, Kansas City, MO 64121-9735
Additional Investments: PO Box 219743, Kansas City, MO 64121-9743

Express, registered or certified mail:
The AARP Investment Program, 811 Main Street, Kansas City, MO 64105-2005

Fax number: 1-800-821-6234 (for exchanging and selling only)

Exchanging or Selling Shares: Use these instructions to exchange or sell shares in an account opened directly with Scudder.

--------------------------------------------------------------------------------
Exchanging into another fund              Selling shares
--------------------------------------------------------------------------------
$1,000 or more to open a new account      Some transactions, including most for
($500 or more for IRAs)                   over $100,000, can only be ordered in
                                          writing; if you're in doubt, see page
$50 or more for exchanges between         23
existing accounts
--------------------------------------------------------------------------------
By phone

o Call 1-800-253-2277 for instructions    o  all 1-800-253-2277 for instructions
--------------------------------------------------------------------------------
Using Easy-Access Line

o Call 1-800-631-4636 and follow the      o Call 1-800-631-4636 and follow the
  instructions                              instructions
--------------------------------------------------------------------------------
By mail, express mail or fax
(see previous page)

Your instructions should include:         Your instructions should include:

o your account number                     o your account number

o names of the funds, and the class and   o names of the funds, and the class
  number of shares or dollar amount you     and number of shares or dollar
  want to exchange                          amount you want to redeem
--------------------------------------------------------------------------------
With an automatic withdrawal plan

Not Available                             o To set up regular cash payments from
                                            an account, call 1-800-253-2277
--------------------------------------------------------------------------------
Using QuickSell

Not Available                             o Call 1-800-253-2277
--------------------------------------------------------------------------------
On the Internet

o Register at aarp.scudder.com            Not Available

o Go to "services and forms"

o Follow the instructions for making
  on-line exchanges
--------------------------------------------------------------------------------

To reach us:    o  Web site aarp.scudder.com

                o  Program representatives 1-800-253-2277, M-F, 8 a.m. - 7 p.m.
                   EST

                o  Confidential fax line 1-800-821-6234, always open

                o  TDD line 1-800-634-9454, M-F, 9 a.m. - 5 p.m. EST


Class AARP      o  AARP Lump Sum Service for planning and setting up a lump
Services           sum distribution

                o AARP Legacy Service for organizing financial documents and planning the orderly transfer of assets to heirs

                o AARP Goal Setting and Asset Allocation Service for allocating assets and measuring investment progress

                o  For more information, please call 1-800-253-2277.

How to Buy, Sell and Exchange Class S Shares

Buying Shares: Use these instructions to invest directly. Make out your check to "The Scudder Funds."

--------------------------------------------------------------------------------
First investment                          Additional investments
--------------------------------------------------------------------------------
$2,500 or more for regular accounts       $50 or more for regular accounts and
                                          IRA accounts
$1,000 or more for IRAs
                                          $50 or more with an Automatic
                                          Investment Plan
--------------------------------------------------------------------------------
By mail or express mail (see below)

o                                         Fill out and sign an application Send
                                          a Scudder investment slip or short
                                          note that includes:
o Send it to us at the appropriate
  address, along with an investment       o  fund and class name
  check
                                          o  account number

                                          o  check payable to "The Scudder
                                             Funds"
--------------------------------------------------------------------------------
By wire

o Call 1-800-SCUDDER for instructions     o  Call 1-800-SCUDDER for instructions
--------------------------------------------------------------------------------
By phone

Not Available                             o  Call 1-800-SCUDDER for instructions
--------------------------------------------------------------------------------
With an automatic investment plan

o Fill in the information on your         o  To set up regular investments from
  application and include a voided check     a bank checking account, call
                                             1-800-SCUDDER
--------------------------------------------------------------------------------
Using QuickBuy

Not Available                             o  Call 1-800-SCUDDER to speak to a
                                             representative

                                          o  or, to use QuickBuy on SAIL(TM),
                                             call 1-800-343-2890 and follow the
                                             instructions on how to purchase
                                             shares
--------------------------------------------------------------------------------
On the Internet

o Go to "funds and prices" at             o  Call 1-800-SCUDDER to ensure you
  myScudder.com                              have electronic services

o Print out a prospectus and a new        o  Register at myScudder.com
  account application
                                          o  Follow the instructions for buying
o Complete and return the application        shares with money from your bank
  with your check                            account
--------------------------------------------------------------------------------

Regular mail:
First Investment: Scudder Investments, PO Box 219669, Kansas City, MO 64121-9669 Additional Investments: Scudder Investments, PO Box 219664, Kansas City, MO 64121-9664

Express, registered or certified mail:
Scudder Investments, 811 Main Street, Kansas City, MO 64105-2005

Fax number: 1-800-821-6234 (for exchanging and selling only)

Exchanging or Selling Shares: Use these instructions to exchange or sell shares in an account opened directly with Scudder.

--------------------------------------------------------------------------------
Exchanging into another fund              Selling shares
--------------------------------------------------------------------------------
$2,500 or more to open a new account      Some transactions, including most for
($1,000 or more for IRAs)                 over $100,000, can only be ordered in
                                          writing; if you're in doubt, see page
$50 or more for exchanges between         23
existing accounts
--------------------------------------------------------------------------------
By phone or wire

o Call 1-800-SCUDDER for instructions     o Call 1-800-SCUDDER for instructions
--------------------------------------------------------------------------------
Using SAIL(TM)

o Call 1-800-343-2890 and follow the      o Call 1-800-343-2890 and follow the
  instructions                              instructions
--------------------------------------------------------------------------------
By mail, express mail or fax
(see previous page)

Your instructions should include:         Your instructions should include:

o the fund, class and account number      o the fund, class and account number
  you're exchanging out of                  from which you want to sell shares

o the dollar amount or number of shares   o the dollar amount or number of
  you want to exchange                      shares you want to sell

o the name and class of the fund you      o your name(s), signature(s) and
  want to exchange into                     address, as they appear on your
                                            account
o your name(s), signature(s) and
  address, as they appear on your account o a daytime telephone number

o a daytime telephone number
--------------------------------------------------------------------------------
With an automatic withdrawal plan

Not Available                             o To set up regular cash payments from
                                            a Scudder account, call
                                            1-800-SCUDDER
--------------------------------------------------------------------------------
Using QuickSell

Not Available                             o Call 1-800-SCUDDER
--------------------------------------------------------------------------------
On the Internet

o  Register at myScudder.com              o Register at myScudder.com

o Follow the instructions for making      o Follow the instructions for making
  on-line exchanges                         on-line redemptions
--------------------------------------------------------------------------------

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you received from them about how to buy and sell shares. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge fees separate from those charged by a fund.

In either case, keep in mind that the information in this prospectus applies only to the fund's Class S and Class AARP shares. The fund has other share classes, which are described in a separate prospectus and have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call 1-800-253-2277 (Class
AARP) or 1-800-SCUDDER (Class S) or your financial institution.

The fund will not accept new accounts with a non-US address.

Policies about transactions

The fund is open for business each day the New York Stock Exchange is open. The fund calculates its share price for each class every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time. Once your order is received by the transfer agent and it has been determined that it is in "good order," it will be processed at the next share price calculated.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

The Scudder Web site can be a valuable resource for shareholders with Internet access. To get up-to-date information, review balances or even place orders for exchanges, go to aarp.scudder.com (Class AARP) or myScudder.com (Class S).

Because orders placed through investment providers must be forwarded to the transfer agent before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.

Ordinarily, your investment will start to accrue dividends the next business day after your purchase is processed. When selling shares, you'll generally receive the dividend for the day on which your shares were sold.

Automated phone information is available 24 hours a day. You can use your automated phone services to get information on Scudder funds generally and on accounts held directly at Scudder. If you signed up for telephone services, you can also use this service to make exchanges and sell shares.

For Class AARP shares
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Call Easy-Access Line, the AARP Program Automated Information Line, at 1-800-631-4636
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For Class S shares
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Call SAIL(TM), the Scudder Automated Information Line, at
1-800-343-2890
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Telephone and electronic transactions. Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur as a result. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

The Scudder Web site can be a valuable resource for shareholders with Internet access. To get up-to-date information, review balances or even place orders for exchanges, go to myScudder.com.

QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed and there is a $50 minimum and a $250,000 maximum. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call 1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S).

The fund accepts payment for shares only in US dollars by check, bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that we cannot accept cash, money orders, starter checks, third party checks, or checks issued by credit card companies or Internet-based companies.

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are generally completed within 24 hours. The funds can only send wires of $1,000 or more and accept wires of $50 or more.

We do not issue share certificates. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power when exchanging or redeeming shares. You may not exchange or redeem shares in certificate form by telephone or via the Internet.

When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't generally need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from an eligible guarantor institution, including commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange, or any member or participant of an approved signature guarantor program. Note that you can't get a signature guarantee from a notary public and we must be provided the original guarantee.

Exchanges are a shareholder privilege, not a right: we may reject any exchange order or require a shareholder to own shares of a fund for 15 days before we process the purchase order for the other fund, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders for these or other reasons.

Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your financial advisor for more information.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 15 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

You may obtain additional information about other ways to sell your shares by contacting your financial services firm.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

How the fund calculates share price

For each share class, the price at which you buy shares is the net asset value per share, NAV.

To calculate NAV, each share class uses the following equation:

                   TOTAL ASSETS - TOTAL LIABILITIES
                  ----------------------------------        =  NAV
                  TOTAL NUMBER OF SHARES OUTSTANDING


The price at which you sell shares is also each class's NAV.

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by the fund's Board which are intended to reflect fair value when market quotations or pricing service information are not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, the fund's value for a security is likely to be different from the last quoted market price or pricing service information.

Other rights we reserve

You should be aware that we may do any of the following:

o        withdraw or suspend the offering of shares at any time

o withhold a portion of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o close your account and send you the proceeds if your balance falls below $1,000 for Class AARP shareholders, $2,500 for Class S shareholders, and $250 for Class S retirement accounts; we will give you 60 days' notice (90 days for retirement accounts) so you can either increase your balance or close your account (these policies don't apply to investors with $100,000 or more in Scudder fund shares or in any case, where a fall in share price created the low balance)

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; the fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of a fund's net assets, whichever is less

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

o suspend or postpone redemptions during periods when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents the fund from disposing of its portfolio securities or pricing its shares

Understanding Distributions and Taxes


By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. A fund's earnings are separate from any gains or losses stemming from your own purchase of shares. A fund may not always pay a distribution for a given period.

The fund has a regular schedule for paying out earnings to shareholders:

o        Income: declared daily and paid monthly

o Short-term and long-term capital gains: November or December or otherwise as needed

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested without sales charges. Distributions are taxable whether you receive them in cash or reinvest them in additional shares. For retirement plans, reinvestment is the only option.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sales of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.

For federal income tax purposes, income and capital gains distributions are generally taxable. However, distributions by the fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

Dividends from the fund are generally tax-free for most shareholders, meaning that investors who are individuals can receive them without incurring federal and (for some investors) state and local income tax liability. However, there are a few exceptions:

o a portion of the fund's dividends may be taxable if it came from investments in taxable securities as described in the table below

o because the fund can invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax (AMT), you may owe taxes on a portion of your dividends if you are among those investors who must pay AMT

o capital gains distributions may be taxable as described in the table below

The tax status of any taxable fund earnings, should you receive them and your own fund transactions, generally depends on their type:

--------------------------------------------------------------------------------
Generally taxed at capital                Generally taxed at ordinary
gain rates:                               income rates:
--------------------------------------------------------------------------------
Taxable distributions from the
fund
o gains from the sale of                  o  gains from the sale of
  securities held by the fund for            securities held by the fund
  more than one year                         for one year or less

o "qualified dividend income"             o  all other income (except for
                                             exempt-interest income)
--------------------------------------------------------------------------------
Transactions involving fund shares

o gains from selling fund shares          o  gains from selling fund
  held for more than one year                shares held for one year or
                                             less

--------------------------------------------------------------------------------


For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the fund as derived from "qualified dividend income" will be taxed in the hands of individuals at long-term capital gain rates. Qualified dividend income generally includes dividends from domestic and some foreign corporations. As it invests primarily in tax-exempt bonds, the fund does not expect a significant portion of fund distributions to be derived from qualified dividend income.

For taxable years beginning on or before December 31, 2008, long-term capital gain rates applicable to individuals have been temporarily reduced. Capital gains realized before May 6, 2003 will not qualify for the reduced rates. For more information, see the Statement of Additional Information, under "Taxes."

Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

To Get More Information

Shareholder reports -- These include commentary from the fund's management team about recent market conditions and the effects of the fund's strategies on its performance. They also have detailed performance figures, a list of everything the fund owns, and the fund's financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the fund, call 1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S), or contact Scudder Investments at the address listed below. These documents and other information about the fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-942-8090.

AARP Investment Program from   Scudder
Scudder Investments            Investments
(Class AARP)                   (Class S)             SEC
--------------------------------------------------------------------------------
PO Box 219735                  PO Box 219669         Public Reference Section
Kansas City, MO                Kansas City, MO       Washington, D.C. 20549-0102
64121-9735                     64121-9669            www.sec.gov
aarp.scudder.com               myScudder.com         1-202-942-8090
1-800-253-2277                 1-800-SCUDDER


Distributor
Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL  60606-5808

SCUDDER
INVESTMENTS
                                    SEC File Number:
A Member of
Deutsche Asset Management [LOGO]    Scudder Massachusetts Tax-Free Fund 811-3749

                          SCUDDER STATE TAX-FREE TRUST

                       Scudder Massachusetts Tax-Free Fund

                      SCUDDER STATE TAX-FREE INCOME SERIES


                     Scudder California Tax-Free Income Fund

                      Scudder Florida Tax-Free Income Fund

                      Scudder New York Tax-Free Income Fund


                             Class A, B and C Shares

                       STATEMENT OF ADDITIONAL INFORMATION

                                 August 1, 2003


This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus for Scudder Massachusetts Tax-Free Fund (a "Fund"), a series of Scudder State Tax-Free Trust (a "Trust") dated August 1, 2003, and Scudder California Tax-Free Income Fund, Scudder Florida Tax-Free Income Fund and Scudder New York Tax-Free Income Fund (each a "Fund," collectively with Scudder Massachusetts Tax-Free Fund, the "Funds"), each a series of Scudder State Tax-Free Income Series, a "Trust" and collectively with Scudder State Tax-Free Trust, the "Trusts") dated January 1, 2003, as amended from time to time, a copy of which may be obtained without charge by contacting Scudder Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, 1-800-621-1048, or from the firm from which this Statement of Additional Information was obtained and are available along with other materials on the Securities and Exchange Commission's internet web site (http://www.sec.gov).

The Annual Reports to Shareholders dated March 31, 2003 for Scudder Massachusetts Tax-Free Fund and August 31, 2002 for Scudder California Tax-Free Income Fund, Scudder Florida Tax-Free Income Fund and Scudder New York Tax-Free Income Fund accompany this Statement of Additional Information. They are incorporated by reference and are hereby deemed to be part of this Statement of Additional Information.

This Statement of Additional Information is incorporated by reference into the combined prospectus.

                                TABLE OF CONTENTS

                                                                         Page


INVESTMENT RESTRICTIONS...................................................   1

INVESTMENT POLICIES AND TECHNIQUES........................................  35

MANAGEMENT OF THE FUNDS...................................................  49
  Investment Advisor......................................................  49
  Administrative Agreement................................................  52

FUND SERVICE PROVIDERS....................................................  56
  Principal Underwriter and Administrator.................................  56

PORTFOLIO TRANSACTIONS....................................................  60
  Legal Counsel...........................................................  62
  Fund Accounting Agent...................................................  62
  Custodian, Transfer Agent and Shareholder Service Agent.................  63

PERFORMANCE...............................................................  64

PURCHASE AND REDEMPTION OF SHARES.........................................  67

TAXES.....................................................................  78

NET ASSET VALUE...........................................................  83

OFFICERS AND TRUSTEES.....................................................  84

FUND ORGANIZATION.........................................................  98

FINANCIAL STATEMENTS......................................................  99

ADDITIONAL INFORMATION....................................................  100

RATINGS OF INVESTMENTS....................................................  101

                             INVESTMENT RESTRICTIONS

Except as otherwise indicated, each Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. There can be no assurance that a Fund's objective will be met.

Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after and is caused by an acquisition or encumbrance of securities or assets of, or borrowings by, a Fund.

Scudder California Tax-Free Income Fund, Scudder Florida Tax-Free Income Fund, Scudder Massachusetts Tax-Free Fund and Scudder New York Tax-Free Income Fund have elected to be classified as a non-diversified series of an open-end investment management company.

A non-diversified fund may invest a greater proportion of its assets in the obligations of a small number of issuers, and may be subject to greater risk and substantial losses as a result of changes in the financial condition or the market's assessment of the issuers. While not limited by the 1940 Act as to the proportion of its assets that it may invest in obligations of a single issuer, the Fund will comply with the diversification requirements imposed by the Internal Revenue Code for qualification as a regulated investment company.

As a matter of fundamental policy, each Fund may not:

(1) borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(2) issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(3) concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(4) engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

(5) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that a Fund reserves freedom of action to hold and to sell real estate acquired as a result of a Fund's ownership of securities;

(6) purchase physical commodities or contracts relating to physical commodities; or

(7) make loans except as permitted under the [Investment Company Act of 1940/1940 Act], as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

A fundamental policy may not be changed without the approval of a majority of the outstanding voting securities of a Fund which, under the Investment Company Act of 1940, as amended (the "1940 Act") and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of a Fund.

The Trustees of each Trust have voluntarily adopted certain policies and restrictions, which are observed in the conduct of each Fund's affairs. These represent intentions of the Trustees based upon current circumstances. Nonfundamental policies may be changed by the Trustees of the Trust without requiring prior notice to or approval of shareholders.

As a matter of non-fundamental policy, each Fund currently does not intend to:

(a) borrow money in an amount greater than 5% of its total assets except (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in a Fund's registration statement which may be deemed to be borrowings;

(b) enter into either reverse repurchase agreements or dollar rolls in an amount greater than 5% of its total assets;

(c) purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments, (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and
      (v) that a Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

(d) purchase options, unless the aggregate premiums paid on all such options held by a Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

(e) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of a Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of a Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

(f) purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of a Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value); and

(g) lend portfolio securities in an amount greater than 5% of its total assets.

(h) Scudder California Tax-Free Income Fund, Scudder Florida Tax-Free Income Fund and Scudder New York Tax-Free Income Fund: invest in more than 15% of net assets in illiquid securities.

Each Fund will not purchase illiquid securities, including repurchase agreements maturing in more than seven days, if, as a result thereof, more than 15% of the Fund's net assets, valued at the time of the transaction, would be invested in such securities.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation.

As a matter of fundamental policy, at least 80% of each Fund's net assets will normally be invested in municipal securities. All income distributed by the Fund is expected to be exempt from regular federal income tax. Ordinarily, the Fund expects that 100% of its portfolio securities will be in federally tax-exempt securities although a small portion of its income may be subject to federal, alternative minimum tax (AMT) or state and local taxes.

To meet federal tax requirements for qualification as a regulated investment company, the Fund must limit its investments so that at the close of each quarter of its taxable year (1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the US Government or a regulated investment company), and (2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

For temporary defensive purposes or if an unusual disparity between after-tax income on taxable and municipal securities makes it advisable, up to 20% of a Fund's assets may be held in cash or invested in short-term taxable investments, including US Government obligations and money market instruments. The Fund's distributions from interest on certain municipal securities may be subject to the AMT depending upon investors' particular situations. However, no more than 20% of the Fund's net assets will normally be invested in municipal securities whose interest income, when distributed to shareholders, is subject to the individual AMT. In addition, state and local taxes may apply, depending on your state tax laws.

There is no current intention to invest more than 5% of a Fund's net assets in reverse repurchase agreements.

The Fund may temporarily invest more than 20% of its net assets in taxable securities during periods which, in the Advisor's opinion, require a defensive position.

In seeking to achieve its investment objective, the Portfolio may invest all or any part of its assets in Municipal Securities that are industrial development bonds.

Moreover, although each Fund does not currently intend to do so on a regular basis, it may invest more than 25% of its assets in Municipal Securities that are repayable out of revenue streams generated from economically related projects or facilities, if such investment is deemed necessary or appropriate by the Portfolio's investment manager. To the extent that the Portfolio's assets are concentrated in Municipal Securities payable from revenues on economically related projects and facilities, the Portfolio will be subject to the risks presented by such projects to a greater extent than it would be if the Portfolio's assets were not so concentrated. For purposes of the Fund's investment limitation regarding concentration of investments in any one industry, industrial development or other private activity, bonds ultimately payable by companies within the same industry will be considered as if they were issued by issuers in the same industry.

STATE SPECIFIC RISK FACTORS

Scudder California Tax-Free Income Fund normally invests in bonds issued by California State or its political subdivisions. Scudder Florida Tax-Free Income Fund normally invests in bonds issued by Florida State or its political subdivisions. Scudder New York Tax-Free Income Fund normally invests in bonds issued by New York State or its political subdivisions. Each Fund is therefore subject to various statutory, political and economic factors unique to the state of California, Florida, Massachusetts and New York. Discussed below are some of the more significant factors that could affect the ability of the bond issuers to repay interest and principal on California, Florida, Massachusetts and New York securities owned by each Fund. The information is derived from various public sources, all of which are available to investors generally, and which a Fund believes to be accurate.

The Funds may invest in "private activity bonds." The Funds currently do not consider private activity bonds to be Municipal Securities for purposes of the 80% limitation. Each Fund is designed for persons who are seeking a high level of income exempt from federal income taxes and from personal income taxes of a particular state. Through a single investment in shares of a Fund, investors receive the benefits of professional management and liquidity. Additionally, each Fund offers the economic advantages of block purchases of securities and relief from administrative details such as accounting for distributions and the safekeeping of securities. The tax exemption of Fund dividends for federal income tax purposes and, if applicable, particular state or local personal income tax purposes does not necessarily result in exemption under the income or other tax laws of any other state or local taxing authority. The laws of the several states and local taxing authorities vary with respect to the taxation of interest income and investments, and shareholders are advised to consult their own tax advisors as to the status of their accounts under state and local tax laws. The Funds may not be appropriate investments for qualified retirement plans and Individual Retirement Accounts.

The following information as to certain risk factors is given to investors because each Fund concentrates its investments in Municipal Securities of a particular state. Such information constitutes only a summary, does not purport to be a complete description and is based upon information from official statements relating to securities offerings of state issuers. Investors should remember that rating agencies do change ratings periodically so that ratings mentioned here may have changed.

The Funds invest principally in "Municipal Securities," which are debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Securities may be issued include:

o     to refund outstanding obligations

o     to obtain funds for general operating expenses

o     to obtain funds to loan to other public institutions and facilities.

The two general classifications of Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source.

The yields on Municipal Securities are dependent on a variety of factors, including general conditions of the Municipal Securities market, size of a particular offering, the maturity of the obligation and rating of the issue. The ratings of Moody's, S&P, Fitch and Duff represent their opinions as to the quality of the Municipal Securities which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Consequently, Municipal Securities with the same maturity, coupon and rating may have different yields while Municipal Securities of the same maturity and coupon with different ratings may have the same yield.

The Funds may invest in tax-exempt leases. A tax-exempt lease is an obligation, often a lease purchase or installment contract, pursuant to which a governmental user of a capital asset, such as an item of equipment, agrees to make payments of the purchase price plus interest over a period of years, normally with the right to purchase the asset at the termination of the lease for a nominal amount. Tax-exempt leases normally have a term of only two to seven years, a relatively short period of time, and often have a higher interest rate than tax-exempt investments of a comparable term.

Provisions of the federal bankruptcy statutes relating to the adjustment of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material and adverse modification or alteration of the rights of holders of obligations issued by such subdivisions or authorities.

Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states. In other instances there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law which litigation could ultimately affect the validity of those Municipal Securities or the tax-free nature of the interest thereon.

Scudder California Tax-Free Income Fund

The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information available as of the date of this Prospectus from official statements and prospectuses relating to securities offerings of the State of California and various local agencies in California. While the Sponsors have not independently verified such information, they have no reason to believe that such information is not correct in all material respects.

Following a severe recession beginning in 1990, the State's financial condition improved markedly during the fiscal years starting in 1995-1996, due to a combination of better than anticipated revenues, slowdown in growth of social welfare programs, and continued spending restraint based on actions taken in earlier years.

The economy grew strongly during the fiscal years beginning in 1995-1996 through the first part of 2000-2001, and as a result, the General Fund took in substantially greater tax revenues than were initially planned when the budgets were enacted. These additional funds were largely directed to school spending as mandated by Proposition 98, to make up shortfalls from reduced federal health and welfare aid in 1995-1996 and 1996-1997 and to fund new program initiatives, including education spending above Proposition 98 minimums, tax reductions, aid to local governments and infrastructure expenditures.

The 2000 Budget Act, signed by the Governor on June 30, 2000, assumed General Fund revenues and transfers of $73.9 billion, a 3.8 percent increase over 1999-2000 estimates. The 2000 Budget Act appropriated $78.8 billion from the General Fund, a 17.3 percent increase over 1999-2000 and reflected the use of $5.5 billion from the Special Fund for Economic Uncertainties (the "SFEU") available from surpluses in the prior year. About $7.0 billion of the increased spending in 2000-2001 was for one-time expenditures and investments.

In addition to increased funding for education and health and human services, new funding was also provided on a one-time basis to local governments. A total of $2.0 billion of General Fund money was appropriated for transportation improvements, supplementing gasoline tax revenues normally used for that purpose. This was part of a $6.9 billion Transportation Congestion Relief Program to be implemented over six years. Further, a total of about $1.5 billion of tax relief was enacted as part of the budget process.

2001 Budget Act

2001 Budget Act. The Fiscal Year 2002 Budget Act was signed by the Governor on July 26, 2001. The spending plan for 2001-02 included General Fund expenditures of $78.8 billion, a reduction of $1.3 billion from the prior year. The spending plan utilized more than half of the budget surplus as of June 30, 2001, but still left a projected balance in the SFEU at June 30, 2002, of $2.6 billion, the largest appropriated reserve in State history. The 2001 Budget Act assumed that, during the course of the fiscal year, $6.2 billion advanced by the General Fund to the Department of Water Resources ("DWR") for power purchases would be repaid with interest from the proceeds of anticipated bond sales.

An updated estimate of fiscal year 2001-02 revenues and expenditures was included in the 2002-03 May Revision, released on May 14, 2002. Revenues continued to fall below projections, and the DWR power revenue bonds were not issued before June 30, 2002, resulting in a substantial budgetary deficit and cash flow difficulties. The Department of Finance estimated that, on a budgetary basis, the General Fund had a $1.4 billion deficit at June 30, 2002.

The 2001 Budget Act included a 4.9 percent increase in Proposition 98 per pupil spending. Total General Fund spending of $32.4 billion for K-12 education fully funded enrollment and cost of living increases and also provided additional funding for a number of programs. Higher education funding was increased to allow for enrollment increases at both the University of California and the California State University system with no fee increases. Additional funding was also provided for 3 percent student growth at community colleges.

Health and human services generally were fully funded for anticipated caseload growth. The 2001 Budget Act adopted an Administration proposal to utilize $402 million of tobacco litigation settlement payments to fund certain health programs. In addition to $4.3 billion of continuing tax relief, the 2001 Budget Act contained about $125 million in new General Fund tax relief, primarily for senior citizens property tax assistance and certain new tax credits aimed at rural areas and agricultural equipment.

The 2001 Budget Act altered the six-year transportation funding plan commenced in the 2000-01 fiscal year. The Legislature postponed for two years the transfer of sales taxes on gasoline to support transportation programs, and the transfer was rescheduled to take place during the 2003-04 to 2007-08 fiscal years. As a result, $2.5 billion of these sales tax revenues will remain in the General Fund over the 2001-02 and 2002-03 fiscal years. To allow all current projects to remain on schedule through 2002-03, the legislation authorized certain internal loans from other transportation accounts. Part of the Budget Act compromise was an agreement to place on the March 2002 statewide ballot a constitutional amendment which would make permanent, after 2007-08, the dedication of sales taxes on gasoline to transportation purposes. This measure was approved by the voters.

Fiscal Year 2002-03 Budget

The 2002-03 Governor's Budget, released on January 10, 2002 (the "2002-03 Governor's Budget"), projected a fall-off in General Fund revenues due to the national economic recession combined with the stock market decline, which began in mid-2000. Personal Income Tax receipts, which include stock option and capital gains realizations, are particularly affected by the slowing economy and stock market decline. As a result, the Administration projected a combined budget gap for 2001-02 and 2002-03 of approximately $12.5 billion.

The May Revision to the Governor's Budget projected further deterioration in revenues of $9.5 billion and additional costs of $1.6 billion over the 2001-02 and 2002-03 fiscal years. As a result, the combined budget gap for 2001-02 and 2002-03 rose from the $12.5 billion estimated in January to $23.6 billion.

The 2002 Budget Act projected General Fund revenues from the three largest sources of tax revenue (personal income, sales and use and corporation) to be about $61.1 billion in 2001-02, a drop of $11.7 billion from the final estimates of 2000-01. Most of the decline in projected tax revenues was attributable to the personal income tax. The 2002 Budget Act projected total revenues and transfers to be $73.9 billion in 2001-02. This amount included the repayment of $6.6 billion from the sale of Department of Water Resources (DWR) Revenue Bonds and other sources to repay General Fund loans with interest. The DWR Revenue Bonds were originally expected to be sold in June 2002. However, the sale of such bonds ($11,263,500,000 aggregate principal amount) did not occur until November of 2002.

2002 Budget Act

The 2002 Budget Act was signed by the Governor on September 5, 2002 and did not differ substantially from the May Revision. The 2002 Budget Act projected total General Fund revenues and transfers to be $79.2 billion in 2002-03 ($67.9 billion from the three largest sources) and total General Fund expenditures to be $76.7 billion in 2002-03.

Revenue projections were based on estimates made for the May Revision adjusted for about $2.8 billion in revenue enhancements adopted as part of the 2002 Budget Act, and described below. Major components of the revenue projections were the following:

Personal Income Tax: 2002-03 revenue from this tax was estimated to be $3.8 billion above the prior year level. Of this amount, roughly $1 billion was attributable to recent tax law changes and $2.8 billion was attributable to the economic outlook. Most of this projected growth was attributable to the outlook for personal income wage growth, which is estimated to be $44 billion higher in 2003, an increase of 6.8 percent.

Sales Tax: 2002-03 revenue from this tax was estimated to be $1.4 billion above the prior year level, or 6.5 percent. All of this projected gain was attributable to the economic outlook and, similar to the personal income tax, driven by personal income growth.

Corporation Tax: 2002-03 revenue from this tax was estimated to be $1.7 billion above the prior year level. All of this gain was attributable to recent tax law changes.

The 2002 Budget Act also included Special Fund expenditures of $19.3 billion, with expected Special Fund revenues of $14.7 billion, and $2.8 billion of Bond Fund expenditures. The 2002 Budget Act assumed a General Fund budget reserve (balance in the Special Fund for Economic Uncertainties at June 30, 2003) of about $1 billion.

The 2002 Budget Act projects the closing of a $23.6 billion gap between expenditures and resources through a combination of program reductions, loans, fund shifts, accelerations and transfers, and tax changes:

1. Program cost savings in the 2001-02 and 2002-03 fiscal years totaling about $7.458 billion. The largest savings occurred in education, health, social services and State operations, and include deferral or elimination of previously enacted program expansions and elimination of workload and cost of living adjustments in numerous programs. The cost savings include $750 million in unallocated reductions to State operations, which the Administration must implement and which may require additional legislative action. The reductions also include a projected saving of $285 million from early retirement incentives and $75 million from the elimination of vacant positions.

2.    The receipt of $4.5 billion in 2002-03 from the one time securitization
      (sale) of a large portion of the State's future receipt of payment from tobacco companies from the settlement of litigation against those companies. This sale is scheduled to close in two segments, with $2.25 billion anticipated in February 2003 and $2.25 billion in April 2003.

3. A total of $2.028 billion in loans from various funds, including $1.218 billion from transportation funds.

4. The shift of $1.328 billion of expenditures from the General Fund to other funding sources, such as special funds and proposed future bond funds.

5. The receipt of $1.2 billion additional revenues in 2002-03 from a two-year suspension of the net operating loss provisions in current law.

6. General Fund savings of $1.728 billion from the deferral of $1.047 billion of education expenditures from 2001-02 to early 2002-03 and $681 million of education expenditures from 2002-03 to early 2003-04.

7. General Fund savings of $1.083 billion ($223 million in 2001-02 and $860 million in 2002-03) from a State Debt Restructuring Plan to amortize the State's long-term debt to more closely approximate level annual debt service costs rather than level annual principal. This plan also included the issuance of refunding debt to pay selected maturities of State general obligation bonds.

8. Anticipated increases in federal funding for health and human services programs, security/bioterrorism and other areas totaling about $1.081 billion.

9. Additional revenue of $1.651 billion in 2002-03 due to Federal Tax Conformity and Tax Compliance ($1.081 billion); increasing the withholding on stock option and bonus income from 6 percent to 9.3 percent ($400 million); and suspending the teacher retention credit for one year ($170 million). Federal Tax Conformity and Tax Compliance includes revenue generated from the following: (a) the conformity of California tax law with federal tax law regarding accounting for bad debt reserves for large banks, (b) the pension and individual retirement account conformity package included in the Governor's Budget, which was passed by the Legislature and signed by the Governor on May 8, 2002, (c) waiving penalties and interest on delinquent accounts, (d) increasing collection activities, (e) ensuring proper audit of tax credits and (f) improving the effectiveness of the tax protest and settlement programs.

10. Accelerations and transfers from other funds to the General Fund totaling $1.585 billion.

Despite the challenge represented by the severe revenue decline and the budget gap, the 2002 Budget contains the following major components:

1. Total K-12 spending increases 2.8 percent from the revised 2001-02 estimates. K-12 schools are funded above the minimum requirement under Proposition 98 at the Test 2 level, and funding is provided for statutory growth and cost-of-living adjustments. Total K-12 spending per pupil increases from $6,610 in 2001-02 to $7,067 in 2002-03. In addition, the Budget preserves funding for key education initiatives including instructional materials, professional development, and school improvement. The Budget also includes a $143 million set-aside for increased costs in existing education programs.

2. Funding for higher education decreases by 0.2 percent in 2002-03 compared to the revised 2001-02 estimates. Despite this decrease, the 2002 Budget fully funds enrollment increases at the University of California, California State University and the Community Colleges. The 2002 Budget continues funding for a new University of California campus in Merced.

3.    The Budget includes $308 million for local public safety programs.

4. The Budget continues to limit the growth in State government with the elimination of positions and the reduction of State operations expenditures. In addition to the 6,600 positions eliminated by the Administration since 1999, 7,000 State government positions will be eliminated (6,000 in 2002-03 and 1,000 by June 30, 2004).

5. Although funding for youth and adult corrections decreases by 4.7 percent from the previous year, the Budget sustains funding for public safety. Total funding for health and human services decreases by 2.1 percent.

6. There were no significant tax increases, and no significant reductions in support for local governments. A one-time shift of $75 million in property taxes from redevelopment agencies to schools will reduce State aid to schools by a like amount.

Since the start of the 2002-03 fiscal year, tax revenues have been below projections. The Controller reported that tax receipts for July and August 2002 were about $287 million, or 3.4 percent, below projections.

Recent Developments

Since early 2001 the State has faced severe financial challenges, which could continue for several years. The State has experienced an economic recession in 2001 and a sluggish recovery in 2002 (with greatest impacts in the high technology, internet, and telecommunications sectors, especially in Northern California); weakened exports; and most particularly, large stock market declines (with attendant declines in stock option values and capital gains realizations). These adverse fiscal and economic factors have resulted in a serious erosion of General Fund tax revenues. The three largest General Fund tax sources (personal income, sales and use, and corporate taxes) totaled $72.8 billion in fiscal year 2000-01, were an estimated $61.1 billion in 2001-02, and are projected to be $67.9 billion in 2002-03. The bulk of the revenue declines were from personal income taxes, principally from reduced capital gains realizations and stock option income.

This dramatic revenue drop resulted in an estimated $23.6 billion shortfall between State revenues and anticipated spending demands for the 2001-02 and 2002-03 fiscal years. Because of disagreement among the Administration and certain legislators over the means to bridge this gap, the 2002-03 Budget Act ("2002 Budget") was not adopted with the required 2/3 approval in both houses and enacted until September 5, 2002. The shortfall was ultimately closed with a combination of expenditure reductions, limited revenue enhancements, and extensive use of one-time budgetary actions, such as fund transfers and loans, expenditure deferrals, fund shifts and other actions. Since the release of the most recent revenue estimates in May 2002, actual revenues reported by the State Controller's Office for the three major revenue sources (personal income tax, sales tax and corporation tax) for the months of May through August 2002 have been slightly more than $900 million below projections.

The Legislative Analyst, fiscal experts and political leaders in the State acknowledge that the 2002 Budget left a significant gap between the expected level of tax and other continuing revenues and projected expenditures under current programs for future years, referred to as a "structural deficit." The Legislative Analyst has estimated the structural deficit for the 2003-04 fiscal year to be in the range of at least $21.1 billion, with similar deficits for several further years, absent corrective action. Actions to resolve the structural deficit in the future will be much more difficult since many one-time techniques used in the 2002 Budget cannot be replicated. In August 2002, the Governor directed State agencies to propose plans to permanently reduce expenditures by 20% in fiscal year 2003-004.

Coinciding with the sharp drop in State revenues, the State has been required to borrow substantial amounts from the public capital markets to ensure sufficient cash resources are available. To fund its cash flow needs in the 2001-002 fiscal year, the State sold $5.7 billion of revenue anticipation notes ("RANs"). With the inability to repay the energy loans before June 2002, when the RANs matured, the State Controller issued $7.5 billion of revenue anticipation warrants ("RAWs"), a form of cash flow borrowing, in June 2002, to ensure the State would have sufficient cash resources to pay its obligations in the first few months of the 2002-03 fiscal year.

Facing continued revenue shortfalls, the State issued $12.5 billion of RANs in October 2002, including repayment of the outstanding RAWs. If State revenues fall significantly below projections, or tobacco securitization bonds are not sold during the current fiscal year, the State could be required to issue additional RAWs to meet its cash obligations.

California Energy Matters

Development of the Power Supply Program

In mid-2000, wholesale electricity prices in California began to rise dramatically. Retail electricity rates permitted to be charged by California's investor-owned utilities at the time were frozen by California law. The resulting shortfall between revenues and costs adversely affected the creditworthiness of the investor-owned utilities and their ability to purchase electricity.

In January, 2001, the Governor determined that the electricity available from California's utilities was insufficient to prevent widespread and prolonged disruption of electric service in California and declared a state of emergency to exist. The Governor directed the DWR to enter into contracts and arrangements for the purchase and sale of electric power as necessary to assist in mitigating the effects of the emergency (the "Power Supply Program"). Following the Governor's proclamation under the California Emergency Services Act, the Power Supply Program was further authorized by the enactment of legislation (the "Power Supply Act") and the adoption of related orders by the California Public Utilities Commission ("CPUC").

DWR began selling electricity to approximately 10 million retail end-use customers in California (the "Customers") in January, 2001. The Customers are also served by three investor-owned utilities, Pacific Gas and Electric Company ("PG&E"), Southern California Edison Company ("SCE") and San Diego Gas & Electric Company ("SDG&E") (collectively called the "IOUs"). DWR purchases power from wholesale suppliers under long-term contracts and in short-term and spot market transactions. DWR electricity is delivered to the Customers through the transmission and distribution systems of the IOUs and payments from the Customers are collected for DWR by the IOUs pursuant to servicing arrangements ordered by the CPUC.

The Power Supply Program is expected to supply the shortfall (the "net short") between the amount of electricity required by Customers and the amount of electricity furnished to Customers by the IOUs until December 31, 2002. The Administration and the CPUC are developing plans for the provision of the net short after 2002, including plans to enable each of the IOUs to be able to furnish the portion of the net short not provided by DWR's long-term contracts (the "residual net short"). Alternatively, it is possible that further legislation or other governmental action will authorize DWR to provide the residual net short beyond December 31, 2002 or authorize another State agency to develop a successor program. The rate agreement executed by DWR and the CPUC as of March 8, 2002, and described below under "CPUC Actions", anticipates the imposition of a surcharge on all Customers (based on the aggregate amount of electricity sold by DWR and the IOUs) to provide the revenues necessary to pay the bonds to be issued by DWR, with the result that DWR itself would not be required to continue to sell electricity to pay its bonds.

Financing the Power Supply Program

The Power Supply Program was initially financed by unsecured, interest-bearing loans from the General Fund ("State loans") aggregating $6.2 billion. Advances from the General Fund ceased in June 2001, after DWR arranged secured loans from banks and other financial institutions in the amount of $4.1 billion ("Interim loans").

During October and November 2002, DWR, pursuant to authority granted by the Power Supply Act, issued and sold $11,263,500,000 aggregate principal amount of its Power Supply Revenue Bonds, the proceeds of which were used, in part, to repay the Interim loans and the State loans in full.

On an ongoing basis, the Power Supply Program is expected to be funded by revenues collected from Customers pursuant to the rate agreement described below under "CPUC Actions".

CPUC Actions

Under California law, the retail rates for electricity supplied to Customers by DWR and the IOUs are to be set by the CPUC. Under the Power Supply Act, DWR is required to establish, revise and notify the CPUC of its revenue requirement for its purchases of electricity and its debt service. On November 5, 2001, DWR notified the CPUC of its revenue requirement through December 31, 2002. The CPUC had already authorized substantial overall retail rate increases commencing in early 2001, and on February 21, 2002, it adopted a decision establishing the respective rates to be recovered by DWR within each of the service territories of the IOUs. The February 21, 2002 DWR rate decision did not modify overall Customer rates. Petitions for rehearing of the decision were denied by the CPUC on March 21, 2002.

In August 2001, PG&E filed Pacific Gas and Electric Company v. The California Department of Water Resources, et al., (Sacramento County Superior Court) contesting the DWR determination that its revenue requirement is just and reasonable and arguing that DWR's determination was subject to the California Administrative Procedures Act (the "APA"). On June 7, 2002, the Superior Court ordered DWR to follow the APA in making its determination. DWR filed a notice of appeal on August 6, 2002, and this matter is now pending before the California Court of Appeal, Third Appellate District.

The Power Supply Act authorized DWR and the CPUC to enter into a rate agreement pertaining to DWR charges. A decision approving a rate agreement was adopted by the CPUC on February 21, 2002, and a rate agreement was executed by the CPUC and DWR as of March 8, 2002. The rate agreement provides for the CPUC to impose bond charges (irrevocable surcharges imposed upon Customers to pay DWR revenue bond debt service) and department power charges (imposed upon Customers for electricity sold by DWR to pay DWR power purchase costs and other operating expenses) in response to DWR's submittal of its revenue requirement. Petitions for rehearing of the decision were denied by the CPUC on March 21, 2002 and no further appeals followed. The rate agreement is final and unappealable.

The CPUC has approved servicing agreements between DWR and both of SDG&E and SCE, and adopted a servicing order as to DWR and PG&E pertaining to the delivery of DWR-purchased electricity to Customers through the transmission and distribution systems of the IOUs and the collection of payments for DWR from Customers by the IOUs. The servicing agreements are final and unappealable. The servicing order is also final and unappealable. It is possible that PG&E could seek relief from the servicing order in Bankruptcy court, but PG&E has not yet sought such relief and continues to make remittances to DWR as required by CPUC order.

On March 21, 2002, the CPUC adopted a decision suspending, as of September 20, 2002, the right of additional Customers to elect to purchase electricity from suppliers other than DWR and the IOUs (commonly referred to as "direct access") until DWR is no longer a supplier of electricity. Petitions for writs of review of the CPUC's direct access decision were rejected by the California Supreme Court. The CPUC's direct access decision is now final and unappealable. On November 7, 2002, the CPUC adopted a decision that established a direct access cost responsibility surcharge mechanism whereby designated direct access customers are made responsible for paying costs incurred by DWR which are being recovered through bond charges and power charges, excluding the recovery of any bond charges from certain continuous direct access customers (those taking direct access continuously both before and since January 17, 2001 (for PG&E and SCE territories) and February 7, 2001 (for SDG&E territory)). The CPUC's November 7 decision is subject to petition for rehearing and judicial review. It is not yet final and unappealable. The CPUC may consider additional issues regarding the imposition of bond charges and power charges, including what, if any, surcharges may be imposed upon "Electric Service Providers" (entities (other than public agencies that serve their own jurisdictional clients) that provide electrical service to retail customers located within the service areas of any of the IOUs).

The CPUC's February 21, 2002 decision set a schedule pursuant to which DWR's revenue requirements for 2003 are to be implemented. On August 19, 2002, DWR submitted its revenue requirements for 2003, while the schedule submission date for the revenue requirements was June 1, 2003. Despite this delay, DWR has indicated that it still expects that the CPUC will impose rates that collect all of DWR's revenue requirements (both power charges and bond charges) by January 1, 2003. The CPUC's determination of the respective rates for the IOUs, based, in part, on DWR's revenue requirements, may result in increased overall rates charged to Customers.

The timing of CPUC action or the effective dates of those actions may be affected by appeals or litigation brought by IOUs, consumer groups or other interested parties. Although under State law, appeals and litigation of CPUC actions related to the Power Supply Program must be granted an expedited appeal process, there can be no assurance that any such appeals or litigation will not delay the issuance of DWR's revenue bonds or the implementation of DWR's rates.

Litigation

A number of lawsuits and regulatory proceedings have been commenced concerning various aspects of the State's energy situation. These include disputes over rates set by the CPUC; responsibility for the electricity and natural gas purchases made by the IOUs and the California Independent Systems Operator ("ISO") and the just and reasonable nature of certain of DWR's long term power purchase contracts. These actions do not seek a judgment against the State's General Fund, and in some cases neither the State nor the DWR is even a party to these actions. However, these cases may have an impact on the price or supply of energy in California.

Constitutional, Legislative and Other Factors

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could produce the adverse effects described below, among others.

Revenue Distribution. Certain Debt Obligations in the Portfolio may be obligations of issuers which rely in whole or in part on California State revenues for payment of these obligations. Property tax revenues and a portion of the State's General Fund surplus are distributed to counties, cities and their various taxing entities and the State assumes certain obligations theretofore paid out of local funds. Whether and to what extent a portion of the State's General Fund will be distributed in the future to counties, cities and their various entities is unclear.

Health Care Legislation. Certain Debt Obligations in the Portfolio may be obligations which are payable solely from the revenues of health care institutions. Certain provisions under California law may adversely affect these revenues and, consequently, payment on those Debt Obligations.

The Federally sponsored Medicaid program for health care services to eligible welfare beneficiaries in California is known as the Medi-Cal program. Historically, the Medi-Cal program has provided for a cost-based system of reimbursement for inpatient care furnished to Medi-Cal beneficiaries by any hospital wanting to participate in the Medi-Cal program, provided such hospital met applicable requirements for participation. California law now provides that the State of California shall selectively contract with hospitals to provide acute inpatient services to Medi-Cal patients. Medi-Cal contracts currently apply only to acute inpatient services. Generally, such selective contracting is made on a flat per diem payment basis for all services to Medi-Cal beneficiaries, and generally such payment has not increased in relation to inflation, costs or other factors. Other reductions or limitations maybe imposed on payment for services rendered to Medi-Cal beneficiaries in the future.

Under this approach, in most geographical areas of California, only those hospitals which enter into a Medi-Cal contract with the State of California will be paid for non-emergency acute inpatient services rendered to Medi-Cal beneficiaries. The State may also terminate these contracts without notice under certain circumstances and is obligated to make contractual payments only to the extent the California legislature appropriates adequate funding therefor.

California enacted legislation in 1982 that authorizes private health plans and insurers to contract directly with hospitals for services to beneficiaries on negotiated terms. Some insurers have introduced plans known as "preferred provider organizations" ("PPOs"), which offer financial incentives for subscribers who use only the hospitals which contract with the plan. Under an exclusive provider plan, which includes most health maintenance organizations ("HMOs"), private payors limit coverage to those services provided by selected hospitals. Discounts offered to HMOs and PPOs may result in payment to the contracting hospital of less than actual cost and the volume of patients directed to a hospital under an HMO or PPO contract may vary significantly from projections. Often, HMO or PPO contracts are enforceable for a stated term, regardless of provider losses or of bankruptcy of the respective HMO or PPO. It is expected that failure to execute and maintain such PPO and HMO contracts would reduce a hospital's patient base or gross revenues. Conversely, participation may maintain or increase the patient base, but may result in reduced payment and lower net income to the contracting hospitals.

These Debt Obligations may also be insured by the State of California pursuant to an insurance program implemented by the Office of Statewide Health Planning and Development for health facility construction loans. If a default occurs on insured Debt Obligations, the State Treasurer will issue debentures payable out of a reserve fund established under the insurance program or will pay principal and interest on an unaccelerated basis from unappropriated State funds. The Office of Statewide Health Planning and Development commissioned various studies commencing in December 1983, to evaluate the adequacy of the reserve fund established under the insurance program and based on certain formulations and assumptions found the reserve fund substantially underfunded. The most recent study, prepared in December 1998 by Ernst & Young LLP, concluded, among other things, that although the fund would not meet California private insurance reserve standards, reserves were sufficient and, assuming "normal and expected" conditions, the Health Facility Construction Loan Insurance Fund, as of June 30, 1998, should maintain a positive balance over the long term.

Mortgages and Deeds. Certain Debt Obligations in the Portfolio may be obligations which are secured in whole or in part by a mortgage or deed of trust on real property. California has five principal statutory provisions which limit the remedies of a creditor secured by a mortgage or deed of trust. Two statutes limit the creditor's right to obtain a deficiency judgment, one limitation being based on the method of foreclosure and the other on the type of debt secured. Under the former, a deficiency judgment is barred when the foreclosure is accomplished by means of a nonjudicial trustee's sale. Under the latter, a deficiency judgment is barred when the foreclosed mortgage or deed of trust secures certain purchase money obligations. Another California statute, commonly known as the "one form of action" rule, requires creditors secured by real property to exhaust their real property security by foreclosure before bringing a personal action against the debtor. The fourth statutory provision limits any deficiency judgment obtained by a creditor secured by real property following a judicial sale of such property to the excess of the outstanding debt over the fair value of the property at the time of the sale, thus preventing the creditor from obtaining a large deficiency judgment against the debtor as the result of low bids at a judicial sale. The fifth statutory provision gives the debtor the right to redeem the real property from any judicial foreclosure sale as to which a deficiency judgment may be ordered against the debtor.

Upon the default of a mortgage or deed of trust with respect to California real property, the creditor's nonjudicial foreclosure rights under the power of sale contained in the mortgage or deed of trust are subject to the constraints imposed by California law upon transfers of title to real property by private power of sale. During the three-month period beginning with the filing of a formal notice of default, the debtor is entitled to reinstate the mortgage by making any overdue payments. Under standard loan servicing procedures, the filing of the formal notice of default does not occur unless at least three full monthly payments have become due and remain unpaid. The power of sale is exercised by posting and publishing a notice of sale after expiration of the three-month reinstatement period, which notice of sale must be given at least 20 days before the scheduled sale date. The debtor may reinstate the mortgage, in the manner described above, up to five business days prior to the scheduled sale date. Therefore, the effective minimum period for foreclosing on a mortgage could be in excess of seven months after the initial default. Such time delays in collections could disrupt the flow of revenues available to an issuer for the payment of debt service on the outstanding obligations if such defaults occur with respect to a substantial number of mortgages or deeds of trust securing an issuer's obligations.

In addition, a court could find that there is sufficient involvement of the issuer in the nonjudicial sale of property securing a mortgage for such private sale to constitute "state action," and could hold that the private-right-of-sale proceedings violate the due process requirements of the Federal or State Constitutions, consequently preventing an issuer from using the nonjudicial foreclosure remedy described above.

Certain Debt Obligations in the Portfolio may be obligations which finance the acquisition of single family home mortgages for low and moderate income mortgagors. These obligations may be payable solely from revenues derived from the home mortgages, and are subject to California's statutory limitations described above applicable to obligations secured by real property. Under California antideficiency legislation, there is no personal recourse against a mortgagor of a single family residence purchased with the loan secured by the mortgage, regardless of whether the creditor chooses judicial or nonjudicial foreclosure.

Under California law, mortgage loans secured by single-family owner-occupied dwellings may be prepaid at any time. Prepayment charges on such mortgage loans may be imposed only with respect to voluntary prepayments made during the first five years during the term of the mortgage loan, and then only if the borrower prepays an amount in excess of 20 percent of the original principal amount of the mortgage loan in a 12-month period; a prepayment charge cannot in any event exceed six months' advance interest on the amount prepaid during the 12-month period in excess of 20 percent of the original principal amount of the loan. This limitation could affect the flow of revenues available to an issuer for debt service on the outstanding debt obligations which financed such home mortgages.

Proposition 9. On November 6, 1979, an initiative known as "Proposition 9" or the "Gann Initiative" was approved by the California voters, which added Article XIIIB to the California Constitution. Under Article XIIIB, State and local governmental entities have an annual "appropriations limit" and are not allowed to spend certain moneys called "appropriations subject to limitation" in an amount higher than the "appropriations limit." Article XIIIB does not affect the appropriation of moneys which are excluded from the definition of "appropriations subject to limitation," including debt service on indebtedness existing or authorized as of January 1, 1979, or bonded indebtedness subsequently approved by the voters. In general terms, the "appropriations limit" is required to be based on certain 1978/79 expenditures, and is to be adjusted annually to reflect changes in consumer prices, population, and certain services provided by these entities. Article XIIIB also provides that if these entities' revenues in any year exceed the amounts permitted to be spent, the excess is to be returned by revising tax rates or fee schedules over the subsequent two years.

Proposition 13. Certain of the Debt Obligations may be obligations of issuers who rely in whole or in part on ad valorem real property taxes as a source of revenue. On June 6, 1978, California voters approved an amendment to the California Constitution known as Proposition 13, which added Article XIIIA to the California Constitution. The effect of Article XIIIA was to limit ad valorem taxes on real property and to restrict the ability of taxing entities to increase real property tax revenues.

Section 1 of Article XIIIA, as amended, limits the maximum ad valorem tax on real property to 1 percent of full cash value to be collected by the counties and apportioned according to law. The 1 percent limitation does not apply to ad valorem taxes or special assessments to pay the interest and redemption charges on any bonded indebtedness for the acquisition or improvement of real property approved by two-thirds of the votes cast by the voters voting on the proposition. Section 2 of Article XIIIA defines "full cash value" to mean "the County Assessor's valuation of real property as shown on the 1975/76 tax bill under `full cash value' or, thereafter, the appraised value of real property when purchased, newly constructed, or a change in ownership has occurred after the 1975 assessment." The full cash value may be adjusted annually to reflect inflation at a rate not to exceed 2 percent per year, or reduction in the consumer price index or comparable local data, or reduced in the event of declining property value caused by damage, destruction or other factors.

Legislation enacted by the California Legislature to implement Article XIIIA provides that notwithstanding any other law, local agencies may not levy any ad valorem property tax except to pay debt service on indebtedness approved by the voters prior to July 1, 1978, and that each county will levy the maximum tax permitted by Article XIIIA.

Proposition 62. On November 4, 1986, California voters approved an initiative statute known as Proposition 62. This initiative provided the following:

Requires that any tax for general governmental purposes imposed by local governments be approved by resolution or ordinance adopted by a two-thirds vote of the governmental entity's legislative body and by a majority vote of the electorate of the governmental entity;

Requires that any special tax (defined as taxes levied for other than general governmental purposes) imposed by a local governmental entity be approved by a two-thirds vote of the voters within that jurisdiction;

Restricts the use of revenues from a special tax to the purposes or for the service for which the special tax was imposed;

Prohibits the imposition of ad valorem taxes on real property by local governmental entities except as permitted by Article XIIIA;

Prohibits the imposition of transaction taxes and sales taxes on the sale of real property by local governments;

Requires that any tax imposed by a local government on or after August 1, 1985 be ratified by a majority vote of the electorate within two years of the adoption of the initiative;

Requires that, in the event a local government fails to comply with the provisions of this measure, a reduction in the amount of property tax revenue allocated to such local government occurs in an amount equal to the revenues received by such entity attributable to the tax levied in violation of the initiative; and

Permits these provisions to be amended exclusively by the voters of the State of California.

In September 1988, the California Court of Appeal in City of Westminster v. County of Orange, 204 Cal. App. 3d 623, 215 Cal. Rptr. 511 (Cal. Ct. App. 1988), held that Proposition 62 is unconstitutional to the extent that it requires a general tax by a general law city, enacted on or after August 1, 1985 and prior to the effective date of Proposition 62, to be subject to approval by a majority of voters. The Court held that the California Constitution prohibits the imposition of a requirement that local tax measures be submitted to the electorate by either referendum or initiative. It is impossible to predict the impact of this decision on special taxes or on new taxes imposed after the effective date of Proposition 62. The California Court of Appeal in City of Woodlake v. Logan, (1991) 230 Cal. App. 3d 1058, subsequently held that Proposition 62's popular vote requirements for future local taxes also provided for an unconstitutional referenda. The California Supreme Court declined to review both the City of Westminster and the City of Woodlake decisions.

In Santa Clara Local Transportation Authority v. Guardino, (Sept. 28, 1995) 11 Cal. 4th 220, reh'g denied, modified (Dec. 14, 1995) 12 Cal. 4th 344, the California Supreme Court upheld the constitutionality of Proposition 62's popular vote requirements for future taxes, and specifically disapproved of the City of Woodlake decision as erroneous. The Court did not determine the correctness of the Westminster decision, because that case appeared distinguishable, was not relied on by the parties in Guardino, and involved taxes not likely to still be at issue. It is impossible to predict the impact of the Supreme Court's decision on taxes imposed in reliance on the Woodlake case.

In Traders Sports, Inc. et al. v. City of San Leandro, 93 Cal. App. 4th 37 (Cal. Ct. App. 2001), the Court held that Section 53724(b) of the Government Code, which is the part of Proposition 62 that requires tax measures to be approved by two-thirds of the legislative body of the local government before such measures can be placed before the voters in an election, does not apply to charter cities. In that case, a tax ordinance that was approved by only a majority of the local city counsel was placed before the residents of the city, in accordance with the city's municipal code and charter.

In McBrearty v. City of Brawley, 59 Cal. App. 4th 1441, (Cal. Ct. App. 1997), the Court of Appeals held that the city of Brawley must either hold an election or cease collection of utility taxes that were not submitted to a vote. In 1991, the city of Brawley adopted an ordinance imposing a utility tax on its residents and began collecting the tax without first seeking voter approval. In 1996, the taxpayer petitioned for writ of mandate contending that Proposition 62 required the city to submit its utility tax on residents to vote of local electorate. The trial court issued a writ of mandamus and the city appealed.

First, the Court of Appeal held that the taxpayer's cause of action accrued for statute of limitation purposes at the time of the Guardino decision rather than at the time when the city adopted the tax ordinance which was July 1991. This holding has been rejected by the California Supreme Court. Howard Jarvis Taxpayers Association et al. v. City of La Habra, 25 Cal. 4th 809 (2001). In City of La Habra, which is a case similar to City of Brawley, the Supreme Court held that the taxpayer's cause of action accrued each time the tax was collected, regardless of when the tax measure was adopted.

Second, in the City of Brawley decision, the Court held that the voter approval requirement in Proposition 62 was not an invalid mechanism under the state constitution for the involvement of the electorate in the legislative process. Third, the Court rejected the city's argument that Guardino should only be applied on a prospective basis. Finally, the Court held Proposition 218 (see discussion below) did not impliedly protect any local general taxes imposed before January 1, 1995 against challenge.

Proposition 87. On November 8, 1988, California voters approved Proposition 87. Proposition 87 amended Article XVI, Section 16, of the California Constitution by authorizing the California Legislature to prohibit redevelopment agencies from receiving any of the property tax revenue raised by increased property tax rates levied to repay bonded indebtedness of local governments approved by voters on or after January 1, 1989.

Proposition 98. On November 8, 1988, voters of the State approved Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom Instructional Improvement and Accountability Act." Proposition 98 changed State funding of public education below the university level and the operation of the State Appropriations Limit, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Under Proposition 98 (modified by Proposition 111 as discussed below), K-14 schools are guaranteed the greater of (a) in general, a fixed percent of General Fund revenues ("Test 1"), (b) the amount appropriated to K-14 schools in the prior year, adjusted for changes in the cost of living (measured as in Article XIII B by reference to State per capita personal income) and enrollment ("Test 2"), or (c) a third test, which would replace Test 2 in any year when the percentage growth in per capita General Fund revenues from the prior year plus one half of one percent is less than the percentage growth in State per capita personal income ("Test 3"). Under Test 3, schools would receive the amount appropriated in the prior year adjusted for changes in enrollment and per capita General Fund revenues, plus an additional small adjustment factor. If Test 3 is used in any year, the difference between Test 3 and Test 2 would become a "credit" to schools which would be the basis of payments in future years when per capita General Fund revenue growth exceeds per capita personal income growth.

Proposition 98 permits the Legislature -- by two-thirds vote of both houses, with the Governor's concurrence -- to suspend the K-14 schools' minimum funding formula for a one-year period. Proposition 98 also contains provisions transferring certain State tax revenues in excess of the Article XIII B limit to K-14 schools.

Proposition 111. On June 30, 1989, the California Legislature enacted Senate Constitutional Amendment 1, a proposed modification of the California Constitution to alter the spending limit and the education funding provisions of Proposition 98. Senate Constitutional Amendment 1 -- on the June 5, 1990 ballot as Proposition 111 -- was approved by the voters and took effect on July 1, 1990. Among a number of important provisions, Proposition 111 recalculated spending limits for the State and for local governments, allowed greater annual increases in the limits, allowed the averaging of two years' tax revenues before requiring action regarding excess tax revenues, reduced the amount of the funding guarantee in recession years for school districts and community college districts (but with a floor of 40.9 percent of State general fund tax revenues), removed the provision of Proposition 98 which included excess moneys transferred to school districts and community college districts in the base calculation for the next year, limited the amount of State tax revenue over the limit which would be transferred to school districts and community college districts, and exempted increased gasoline taxes and truck weight fees from the State appropriations limit. Additionally, Proposition 111 exempted from the State appropriations limit funding for capital outlays.

Proposition 218. On November 5, 1996, the voters of the State approved Proposition 218, a constitutional initiative, entitled the "Right to Vote on Taxes Act" ("Proposition 218"). Proposition 218 adds Articles XIII C and XIII D to the California Constitution and contains a number of interrelated provisions affecting the ability of local governments to levy and collect both existing and future taxes, assessments, fees and charges. Proposition 218 became effective on November 6, 1996. The Sponsors are unable to predict whether and to what extent Proposition 218 may be held to be constitutional or how its terms will be interpreted and applied by the courts. Proposition 218 could substantially restrict certain local governments' ability to raise future revenues and could subject certain existing sources of revenue to reduction or repeal, and increase local government costs to hold elections, calculate fees and assessments, notify the public and defend local government fees and assessments in court. For example, as discussed below, a California appellate court in the case of Consolidated Fire Protection Dist. et al. v. Howard Jarvis Taxpayers' Assoc., 63 Cal. App. 4th 211 (1998) upheld one of the provisions of Proposition 218 that allows a majority of affected property owners to defeat local government attempts to increase certain property-based fees or charges.

Article XIII C of Proposition 218 requires majority voter approval for the imposition, extension or increase of general taxes and two-thirds voter approval for the imposition, extension or increase of special taxes, including special taxes deposited into a local government's general fund.

Article XIII C of Proposition 218 also expressly extends the initiative power to give voters the power to reduce or repeal local taxes, assessments, fees and charges, regardless of the date such taxes, assessments, fees or charges were imposed. This extension of the initiative power to some extent constitutionalizes the March 6, 1995 State Supreme Court decision in Rossi v. Brown, which upheld an initiative that repealed a local tax and held that the State constitution does not preclude the repeal, including the prospective repeal, of a tax ordinance by an initiative, as contrasted with the State constitutional prohibition on referendum powers regarding statutes and ordinances which impose a tax. Generally, the initiative process enables California voters to enact legislation upon obtaining requisite voter approval at a general election. Proposition 218 extends the authority stated in Rossi v. Brown by expanding the initiative power to include reducing or repealing assessments, fees and charges, which had previously been considered administrative rather than legislative matters and therefore beyond the initiative power.

The initiative power granted under Article XIII C of Proposition 218, by its terms, applies to all local taxes, assessments, fees and charges and is not limited to local taxes, assessments, fees and charges that are property related.

Article XIII D of Proposition 218 adds several new requirements making it generally more difficult for local agencies to levy and maintain "assessments" for municipal services and programs. "Assessment" is defined to mean any levy or charge upon real property for a special benefit conferred upon the real property.

Article XIII D of Proposition 218 also adds several provisions affecting "fees" and "charges" which are defined as "any levy other than an ad valorem tax, a special tax, or an assessment, imposed by a local government upon a parcel or upon a person as an incident of property ownership, including a user fee or charge for a property related service." All new and, after June 30, 1997, existing property related fees and charges must conform to requirements prohibiting, among other things, fees and charges which (i) generate revenues exceeding the funds required to provide the property related service, (ii) are used for any purpose other than those for which the fees and charges are imposed, (iii) are for a service not actually used by, or immediately available to, the owner of the property in question, or (iv) are used for general governmental services, including police, fire or library services, where the service is available to the public at large in substantially the same manner as it is to property owners. Further, before any property related fee or charge may be imposed or increased, written notice must be given to the record owner of each parcel of land affected by such fee or charges. The local government must then hold a hearing upon the proposed imposition or increase of such property based fee, and if written protests against the proposal are presented by a majority of the owners of the identified parcels, the local government may not impose or increase the fee or charge. This aspect of Proposition 218, section 4 of Article XIIID, was found not to constitute an unlawful referendum pursuant to
Article II, section 9 of the California Constitution. Following Guardino, supra, in this regard, the court held that these "balloting procedures" were constitutional. Consolidated Fire Protection Dist., supra, at 225-26. Moreover, except for fees or charges for sewer, water and refuse collection services, no property related fee or charge may be imposed or increased without majority approval by the property owners subject to the fee or charge or, at the option of the local agency, two-thirds voter approval by the electorate residing in the affected area.

Scudder Massachusetts Tax-Free Fund


The following information as to certain Massachusetts risk factors is given to investors in view of the Fund's policy of concentrating its investments in Massachusetts issuers. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Massachusetts issuers and other sources believed to be reliable. No independent verification has been made of the following information.

The Fund is more susceptible to factors adversely affecting issuers of Massachusetts municipal securities than comparable municipal bond funds that do not focus on investments of Massachusetts issuers.

Commonwealth Economy. Massachusetts experienced economic growth from 1998 to 2000 that was faster than the national average. Beginning in 2001, economic growth in Massachusetts has declined and has lagged the national average. The unemployment rate for the Commonwealth declined each year from 1998 to 2000, from 3.3% in 1998 to 2.6% in 2000. The unemployment rate in the Commonwealth increased to 3.7% in 2001 and increased further in 2002 to 5.3%. The national unemployment rate also declined each year from 1998 to 2000, from 4.5% in 1998 to 4.0% in 2000. The national unemployment rate increased to 4.7% in 2001 and increased further in 2002 to 5.8%. Current economic indicators such as retail sales, consumer confidence, business investment and employment levels suggest a continued economic recession or slow recovery in the Commonwealth. The unemployment rate for the Commonwealth as of January 2003 was 5.2% compared to a national rate of 5.7% and compared to a rate of 4.9% in January 2002. Real per capita income in the Commonwealth grew at rates of 4.0% in 1998, 2.4% in 1999 and 6.0% in 2000. In 2001, nominal and real income in Massachusetts began to decline. Despite declines in income, both real and nominal income levels in Massachusetts remain above the national average.

Major infrastructure projects have been undertaken in the Commonwealth in recent years. The $14.625 billion Central Artery/Ted Williams Tunnel Project is expected to be completed in 2005. The federal government has capped its contribution to the project, and the full cost of future cost overruns, if any, will have to be paid by the Commonwealth or the Massachusetts Turnpike Authority. In 1997, a law was passed authorizing the Commonwealth to spend up to $609.4 million for the design and construction of a new convention facility in South Boston. At the same time, $48.5 million was authorized for the expansion and renovation of the Springfield Civic Center, and $19 million was reimbursed to the City of Worcester for construction of a new convention center. Revenue bonds used to finance these three facilities will be paid from various parking receipts, car rental surcharges, hotel taxes and sales taxes in business located in and around the facilities.

The fiscal viability of the Commonwealth's authorities and municipalities is inextricably linked to that of the Commonwealth. Certain authorities, such as the Massachusetts Development Finance Agency, the Massachusetts Turnpike Authority and the Massachusetts Water Pollution Abatement Trust benefit from contract assistance agreements with the Commonwealth. Such agreements constitute general obligations of the Commonwealth for which its full faith and credit are pledged. The Commonwealth also guarantees the debt of several authorities, including the State College Building Authority and the University of Massachusetts Building Authority. Their ratings are based on the Commonwealth guarantee and can be expected to move in tandem with ratings on Commonwealth general obligation debt. The Commonwealth funds several other authorities in part or in whole and their debt ratings may be adversely affected by a negative change in those of the Commonwealth. As of March 2003, the Commonwealth's general obligation bonds were rated Aa2 by Moody's Investors Service, Inc., AA-by both Standard & Poor's Ratings Services and Fitch Ratings. From time to time, the rating agencies may change their ratings.

Commonwealth Budget. Commonwealth spending increased each year from fiscal 1998 to fiscal 2002. The Commonwealth's revenues also increased each year from fiscal 1998 to fiscal 2001, but decreased significantly in fiscal 2002. During fiscal 2002 and fiscal 2003, tax revenues repeatedly failed to meet official forecasts. Tax revenue receipts declined sharply in fiscal 2002 from $16.075 billion to $13.623 in fiscal 2002. The Commonwealth incurred a $1.625 billion deficit in fiscal 2002 and ended fiscal 2002 with a positive balance in its budgeted funds, as required by statute, primarily by using reserve funds, including $1.030 billion from the Stabilization Fund. In fiscal 2003, the Legislature enacted a $1.241 billion tax increase. Fiscal 2003 tax revenues are estimated to be $14.064 billion. The Commonwealth reduced spending, increased certain fees and transferred funds from reserve accounts to the general fund to address anticipated revenue shortfalls in fiscal 2003. The balance in the Stabilization Fund in fiscal 2003 has declined to an estimated $447.6 million, from a high of $1.715 billion in fiscal 2001.

The budgeted operating funds of the Commonwealth ended fiscal 1998 with a surplus of revenues and other sources over expenditures and other uses of $798.1 million and aggregate ending fund balances in the budgeted operating funds of the Commonwealth of approximately $2.192 billion. Budgeted revenues and other sources for fiscal 1998 totaled approximately $19.800 billion, including tax revenues of $14.026 billion. Commonwealth budgeted expenditures and other uses in fiscal 1998 totaled $19.002 billion. At the end of fiscal 1998, the Commonwealth showed a year-end cash position of approximately $1.500 billion, which did not include the Stabilization Fund's ending balance of $1.160 billion.

The budgeted operating funds of the Commonwealth ended fiscal 1999 with a deficiency of revenues and other sources over expenditures and other uses of $79.7 million and aggregate ending fund balances of in the budgeted operating funds of the Commonwealth of approximately $2.112 billion. Budgeted revenues and other sources for fiscal 1999 totaled approximately $20.165 billion, including tax revenues of $14.292 billion. Commonwealth budgeted expenditures and other uses in fiscal 1999 totaled $20.245 billion. At the end of fiscal 1999, the Commonwealth showed a year-end cash position of approximately $1.242 billion, which did not include the Stabilization Fund's ending balance of $1.389 billion.

The budgeted operating funds of the Commonwealth ended fiscal 2000 with a surplus of revenues and other sources over expenditures and other uses of $173 million and aggregate ending fund balances in the budgeted operating funds of the Commonwealth of approximately $2.285 billion. Budgeted revenues and other sources for fiscal 2000 totaled approximately $22.587 billion, including tax revenues of $15.689 billion. Commonwealth budgeted expenditures and other uses in fiscal 2000 totaled $22.414 billion. At the end of fiscal 2000, the Commonwealth showed a year-end cash position of approximately $3.618 billion, which did not include the Stabilization Fund's ending balance of $1.608 billion.

The budgeted operating funds of the Commonwealth ended fiscal 2001 with a surplus of revenues and other sources over expenditures and other uses of $726.8 million and aggregate ending fund balances in the budgeted operating funds of the Commonwealth of approximately $3.013 billion. Budgeted revenues and other sources for fiscal 2001 totaled approximately $22.861 billion, including tax revenues of $16.075 billion. Commonwealth budgeted expenditures and other uses in fiscal 2001 totaled $22.134 billion. At the end of fiscal 2001, the Commonwealth showed a year-end cash position of approximately $931 million, which did not include the Stabilization Fund's ending balance of $1.715 billion.

The budgeted operating funds of the Commonwealth ended fiscal 2002 with a deficiency of revenues and other sources over expenditures and other uses of $1.625 billion and aggregate ending fund balances in the budgeted operating funds of the Commonwealth of approximately $1.388 billion. Budgeted revenues and other sources for fiscal 2002 totaled approximately $21.174 billion, including tax revenues of $13.623 billion. Commonwealth budgeted expenditures and other uses in fiscal 2002 totaled $22.800 billion. At the end of fiscal 2002, the Commonwealth showed a year-end cash position of approximately $391 million, which did not include the Stabilization Fund's ending balance of $881.8 million.

The budgeted operating funds of the Commonwealth are estimated to end fiscal 2003 with a deficiency of revenues and other sources over expenditures and other uses of $738.9 million and aggregate ending fund balances in the budgeted operating funds of the Commonwealth of approximately $609.0 million. Budgeted revenues and other sources for fiscal 2003 are anticipated to total approximately $21.699 billion, including tax revenues of $14.064 billion. Commonwealth budgeted expenditures and other uses in fiscal 2003 are estimated to total $22.438 billion. At the end of fiscal 2003, the Stabilization Fund's ending balance is estimated to be $447.6 million.

Fiscal 2004 tax revenues are estimated to be $13.994 billion. The Commonwealth's General Appropriation Act ("GAA") for fiscal 2004 was enacted on June 20, 2003 and approved in part by the Governor on June 30, 2003. The Legislature is continuing to consider overrides to some of the Governor's vetoes.

Limitations on Tax Revenues. Growth of tax revenues is limited by law in the Commonwealth to the average positive rate of growth in total wages and salaries in the Commonwealth, as reported by the federal government, during the three calendar years immediately preceding the end of such fiscal year. The law also requires that allowable state tax revenues be reduced by the aggregate amount received by local governmental units from any newly authorized or increased local option taxes or excises. Any excess in state tax revenue collections for a given fiscal year over the prescribed limit, as determined by the State Auditor, is to be applied as a credit against the then current personal income tax liability of all taxpayers in the Commonwealth in proportion to the personal income tax liability of all taxpayers in the Commonwealth for the immediately preceding tax year. The law does not exclude principal and interest payments on Commonwealth debt obligations from the scope of its tax limit. However, the preamble to the law containing the limitation provides that "although not specifically required by anything contained in this chapter, it is assumed that from allowable state tax revenues as defined herein the Commonwealth will give priority attention to the funding of state financial assistance to local governmental units, obligations under the state governmental pension systems and payment of principal and interest on debt and other obligations of the Commonwealth." Tax revenues in fiscal 1998 through fiscal 2002 were lower than the limit set by the law, and the Commonwealth estimates that state tax revenues in fiscal 2003 will not reach such limit. For fiscal 2002, net state tax revenues were approximately $14.343 billion and allowable state tax revenues were approximately $19.661 billion.

Debt Limits and Outstanding Debt. Legislation enacted in December 1989 imposes a limit on the amount of outstanding "direct" bonds of the Commonwealth. The law set a fiscal 1991 limit of $6.8 billion and provided that the limit for each subsequent fiscal year was to be 105% of the previous fiscal year's limit. The measurement of this limit is performed under the statutory basis of accounting, which differs from GAAP in that the principal amount of outstanding bonds is measured net of discount and costs of issuance. The law further provides that bonds to be refunded from the proceeds of Commonwealth refunding bonds are to be excluded from outstanding "direct" bonds upon the issuance of the refunding bonds. Pursuant to Chapter 33 of the Acts of 1991, the Commonwealth's outstanding special obligation highway revenue bonds are not to be counted in computing the amount of bonds subject to this limit. Pursuant to Chapter 5 of the Acts of 1991, $287.2 million of Commonwealth refunding bonds issued in September and October 1991 are not counted in computing the amount of the bonds subject to this limit. Pursuant to Chapter 11 of the Acts of 1997, federal grant anticipation notes are also not to be counted in computing the amount of the bonds subject to this limit. Pursuant to Chapter 127 of the Acts of 1999, bonds issued to pay the operating notes issued by the Massachusetts Bay Transportation Authority or to reimburse the Commonwealth for advances to the MBTA are not to be counted in computing the amount of the bonds subject to this limit.

In January 1990, legislation was enacted to impose a limit on debt service appropriations in Commonwealth budgets beginning in fiscal 1991. The law provides that no more than 10% of the total appropriations in any fiscal year may be expended for payment of interest and principal on general obligation debt of the Commonwealth. The debt service on bonds that are excluded from the debt limit on direct debt is not included in the limit on debt service appropriations. The law is subject to amendment or repeal by the Legislature at any time and may be superseded in the annual appropriations act for any year.

The Commonwealth is authorized to issue three types of debt directly - general obligation debt, special obligation debt and federal grant anticipation notes. General obligation bonds are issued pursuant to Chapter 29 of the Massachusetts General Laws and are deemed to be general obligations of the Commonwealth to which its full faith and credit are pledged for payment of principal and interest when due. Special obligation revenue debt consists of special obligation revenue bonds ("Special Obligation Bonds") issued under Section 2O of Chapter 29 of the Massachusetts General Laws, which may be secured by either with a pledge of receipts credited to the Highway Fund or with a pledge of receipts credited to the Boston Convention and Exhibition Center Fund. The Commonwealth has issued Special Obligation Bonds secured by a pledge of 6.86 cents of the Commonwealth's 21-cent gasoline tax. In addition, certain independent authorities and agencies within the Commonwealth are statutorily authorized to issue debt for which the Commonwealth is either directly, in whole or in part, or indirectly liable.

Local Governments. In November 1980, voters in the Commonwealth approved a statewide tax limitation initiative petition, commonly known as Proposition 2 1/2, to constrain levels of property taxation and to limit the charges and fees imposed on cities and towns by certain governmental entities, including county governments. Proposition 2 1/2 is not a provision of the state constitution and accordingly is subject to amendment or repeal by the Legislature. Proposition 2 1/2, as amended to date, limits the property taxes that may be levied by any city or town in any fiscal year to the lesser of (i) 2.5% of the full and fair cash valuation of the real estate and personal property therein, and (ii) 2.5% over the previous year's levy limit plus any growth in the tax base from certain new construction and parcel subdivisions. Proposition 2 1/2 also limits any increase in the charges and fees assessed by certain governmental entities, including county governments, on cities and towns to the sum of (i) 2.5% of the total charges and fees imposed in the preceding fiscal year, and (ii) any increase in charges for services customarily provided locally or services obtained by the city or town at its option. The law contains certain override provisions and, in addition, permits debt service on specific bonds and notes and expenditures for identified capital projects to be excluded from the limits by a majority vote at a general or special election. At the time Proposition 2 1/2 was enacted, many cities and towns had property tax levels in excess of the limit and were therefore required to roll back property taxes with a concurrent loss of revenues. Between the enactment of Proposition 2 1/2 and fiscal 2001, the aggregate property tax levy grew from $3.346 billion to $7.520 billion, representing an increase of approximately 124.7%. By contrast, according to federal Bureau of Labor Statistics, the consumer price index for all urban consumers in Boston grew during the same period by approximately 108.5%.

Many communities have responded to the limitation imposed by Proposition 2 1/2 through statutorily permitted overrides and exclusions. There are three types of referenda questions (override of levy limit, exclusion of debt service, or exclusion of capital expenditures) which permit communities to exceed the limits of Proposition 2 1/2. In fiscal 2001, the impact of successful override referenda going back as far as fiscal 1993, was to raise the levy limits of 134 communities by approximately $97.4 million. Although Proposition 2 1/2 will continue to constrain local property tax revenues, significant capacity exists for overrides in nearly all cities and towns. In addition to overrides, Proposition 2 1/2 allows a community, through voter approval, to assess taxes in excess of its levy limit for the payment of certain capital projects (capital outlay expenditure exclusions) and for the payment of specified debt service costs (debt exclusions). Capital exclusions were passed by 13 communities in fiscal 2001 and totaled approximately $3.5 million. In fiscal 2001, the impact of successful debt exclusion votes going back as far as fiscal 1993, was to raise the levy limits of 272 communities by approximately $1.342 million. To mitigate the impact of Proposition 2 1/2 on local programs and services, the Commonwealth increased direct Local Aid payments to its cities, towns and regional school districts.

A statute adopted by voter initiative petition at the November 1990 statewide election regulates the distribution of Local Aid to cities and towns. As enacted in 1992 and subsequently amended, this statute requires that, subject to annual appropriation, no less than 40% of collections from personal income taxes, corporate excise taxes and lottery fund proceeds and 32% of collections from sales and use taxes be distributed to cities and towns. By its terms, the new formula would have provided for a substantial increase in direct Local Aid in fiscal 1992 and subsequent years. Nonetheless, Local Aid payments remain subject to annual appropriation by the Legislature, and the appropriations for Local Aid since the enactment of the initiative law have not met the levels set forth in the initiative law.

Reductions in, failure to fund or delays in the payment of Local Aid may create financial difficulties for certain municipalities or other local government entities. Fiscal 1998 expenditures for Direct Local Aid were $3.949 billion, fiscal 1999 expenditures for Direct Local Aid were $4.310 billion, fiscal 2000 expenditures for Direct Local Aid were $4.675 billion, fiscal 2001 expenditures for Direct Local Aid were $4.969 billion and fiscal 2002 expenditures for Direct Local Aid were $5.189 billion. Allotments for local government aid and lottery distributions to cities and towns were reduced in fiscal 2003 as part of a spending reduction package. It is estimated that fiscal 2003 expenditures for Direct Local Aid will total $5.069 billion. During the fiscal downturn of fiscal 2002 and fiscal 2003, the Commonwealth has issued commercial paper notes for cash flow purposes to meet quarterly local aid payments to cities and town, which total approximately $1.1 billion on the last day of each calendar quarter.

Certain of the Commonwealth's cities and towns have at times experienced and are currently experiencing serious financial difficulties, which have and may further adversely affect their credit standing. The recurrence of such financial difficulties, or financial difficulties of the Commonwealth including further reductions of direct local aid payments, could adversely affect the market values and marketability or result in default in payment on, outstanding obligations issued by the Commonwealth or its public authorities or municipalities. In addition, Massachusetts statutes which limit the taxing authority of the Commonwealth or certain Massachusetts governmental entities may impair the ability of issuers of some Massachusetts obligations to maintain debt service on their obligations.

Medicaid. The Medicaid program provides health care to low-income children and families, the disabled and the elderly. The program, which is administered by the Division of Medical Assistance (an agency within the Executive Office of Health and Human Services), is 50% funded by federal reimbursements.

During fiscal 1998, 1999, 2000, 2001 and 2002, Medicaid expenditures were $3.666 billion, $3.856 billion, $4.270 billion, $4.642 billion and $5.259 billion, respectively. Medicaid expenditures in fiscal 2003 are estimated to be $5.569 billion. The average annual growth rate from fiscal 1998 to fiscal 2002 was 8.8%. The recent growth is due in part to health care reform to expand healthcare coverage and also due to increasing health care costs.

Pensions. The Commonwealth is responsible for the payment of pension benefits for Commonwealth employees (members of the state employees' retirement system) and for teachers of the cities, towns and regional school districts throughout the state (including members of the teachers' retirement system and teachers in the Boston public schools, who are members of the State-Boston retirement system but whose pensions are also the responsibility of the Commonwealth). The state employees' and teachers' retirement systems are partially funded by employee contributions of regular compensation. Legislation approved in 1997 provided, subject to legislative approval, for annual increases in cost-of-living allowances (equal to the lesser of 3% or the previous year's percentage increase in the United States Consumer Price Index on the first $12,000 of benefits) for members of the state employees' and teachers' retirement systems, to be funded by the investment income of the systems. The Commonwealth pension funding schedule assumes that annual increases of 3% will be approved.

Employees of certain independent authorities and agencies, such as the Massachusetts Water Resources Authority and of counties, cities and towns (other than teachers) are covered by 104 separate retirement systems. The Commonwealth assumed responsibility, beginning in fiscal 1982, for payment of cost of living adjustments for the 104 local retirement systems, in accordance with the provisions of Proposition 2 1/2. However, the 1997 legislation removed from the Commonwealth the cost of future cost-of-living adjustments for these local retirement systems and provided that local retirement systems fund future cost-of-living adjustments. Local retirement systems that have established pension funding schedules may opt in to 3% annual increases in cost-of-living allowances as well, with the costs and actuarial liabilities attributable to the cost-of-living allowances required to be reflected in such systems' funding schedules.

As a means of reducing payroll costs in fiscal 2002 and 2003, the Commonwealth adopted an Early Retirement Incentive Program ("ERIP") to offer an enhanced pension benefit to retirement-eligible employees. Employees retiring under the ERIP program totaled approximately 4,600. The ERIP program resulted in an increased actuarial liability of $312.2 million.

The state employees and state teachers' retirement systems were originally established as "pay-as-you-go" systems, meaning that amounts were appropriated each year to pay current benefits, and no provision was made to fund currently the future liabilities already incurred. In fiscal 1978 the Commonwealth began to address the unfunded liabilities of the two state systems by making appropriations to pension reserves. Prior to the establishment of the pension funding program described below, the Commonwealth appropriated approximately $680 million to the pension reserves during the mid-1980's, in addition to the pay-as-you-go pension costs during those years. Comprehensive pension funding legislation approved in January 1988 required the Commonwealth to fund future pension liabilities currently and to amortize the Commonwealth's accumulated unfunded liability to zero by June 30, 2028. The legislation was revised in July 1997 to require the amortization of such liabilities by June 30, 2018.

The July 1997 legislation required the Secretary of Administration and Finance to prepare a funding schedule providing for both the normal cost of Commonwealth benefits (normal cost being that portion of the actuarial present value of pension benefits which is allocated to a valuation year by an actuarial cost method) and the amortization by June 30, 2018, of the unfunded actuarial liability of the Commonwealth for its pension obligations. The funding schedule was required to be updated periodically on the basis of new actuarial valuation reports prepared under the direction of the Secretary of Administration and Finance. The Secretary was also required to conduct experience investigations every six years. Funding schedules were to be filed with the Legislature triennially by March 1 and were subject to legislative approval. Under the July 1997 pension legislation, if a schedule were not approved by the Legislature, payments were to be made in accordance with the most recently approved schedule; such payments, however, would be required to be at least equal the prior year's payments.

In 2002, the Acting Governor and Legislative leaders agreed to a new schedule that incorporated the January 1, 2001 actuarial valuation of the Commonwealth's pension fund and extended amortization of the unfunded pension liability from June 30, 2018 to June 30, 2023. The schedule included updated estimates for the cost of enhanced teacher retirement benefits enacted in 2000 and preliminary cost estimates for the ERIP. The fiscal 2003 GAA appropriated $796. 8 million to the Commonwealth's pension liability fund pursuant to this schedule.




Scudder Florida Tax-Free Income Fund

Scudder Florida Tax-Free Income Fund normally seeks a high level of current income that is exempt from federal income taxes. At least 90% of the Municipal Securities will, at the time of purchase, be within the four highest ratings of Moody's, S&P, Fitch or Duff or any other Nationally Recognized Statistical Rating Organization or will be of comparable quality as determined by the Fund's Advisor, provided that up to 10% of the Fund's net assets may be invested without regard to this limitation. From time to time, the Fund may purchase insurance on the securities in the Fund's portfolio. While such insurance provides protection against default of the issuer, it does not protect against a decline in the value of a security as a result of market conditions.

In addition, the Fund may invest in certificates of participation, inverse floaters, and advance refunded bonds, may purchase or sell portfolio securities on a when-issued or delayed delivery basis, and may engage in strategic transactions, including derivatives. Currently, it is anticipated that not more than 5% of the net assets of the Fund will be invested in tax-exempt leases during the coming year.

As described in Scudder Florida Tax-Free Income Fund's prospectus, the Fund will invest in securities issued by the State of Florida or its political subdivisions. The Fund is therefore subject to various statutory, political and economic factors unique to the State of Florida. Discussed below are some of the more significant factors that could affect the ability of the bond issuers to repay interest and principal on Florida securities owned by the Fund. The information is derived from various public sources, all of which are available to investors generally, and which the Fund believes to be accurate.

Florida has experienced substantial population increases as a result of migration to Florida from other areas of the United States and from foreign countries. This trend is expected to continue. Florida's growth was close to three times the national average during the 1980's and about two times the national average during the 1990's. This growth rate raised concerns about the need for resource management and conservation. The growth rate of Florida is expected to remain well above average for the indefinite future. According to the 2000 census report, Florida was the fourth most populous state in the nation with a population of 15.9 million. This represented an increase of 23.5% over its 1990 population of 12.9 million. By the year 2010 Florida's population is expected to grow to 18.9 million, an increase of 18% over the year 2000 population. On April 1, 2002 Florida's population was estimated to be 16.6 million. Increases in State revenues will be necessary to meet the increased burdens on the various public and social services provided by the State of Florida.

Florida's ability to increase revenues and meet the needs of its population will depend in part on its ability to foster business and economic growth as well as to diversify its economy beyond its traditional reliance on agriculture and tourism. The current Florida Research and Economic Database statistics show that the State's non-agricultural labor force grew by only .4% between October 1, 2001 and October 1, 2002, compared to a growth rate of 2.7% between October 2000 and October 2001. Part of this growth occurred in the services industry, including health care and business services. This adds to the diversification of Florida's economy. Tourism continues to be an important element of Florida's economy. However, hotel service employment for October 2002 was down 2.2%. Visit Florida, the State's official tourism marketing agency, reported that an estimated 69.8 million persons visited the State in 2001, down from the estimated 72.7 million visitors the prior year. For the 9-month period January 1 to September 30, 2002 there were 55.8 million visitors, down only .1% from the comparable period in 2001 and up .3% from the same period in 2000. The number of tourists visiting Florida is affected by such factors as the weather in the northern states, the political and economic climate in foreign countries from which visitors come to Florida (e.g. Canada and South America) and the general state of the U.S. economy. The approximately 4% drop in tourists from the year 2000 to 2001 appears to be attributable to the effects of the September 11, 2001 terrorist attacks and the general weakening of the United States economy. However, the 9 month tourism figures for 2002 seem to indicate that tourism has been steady over the past three years, but for the events of September 11th.

Overall, Florida's seasonally adjusted unemployment rate has gone from 3.6% in September of 2000 to 5% in September of 2001 and to an estimated 5.3% in September of 2002.

Another important element of Florida's growth is the construction industry. There were 419,300 wage and salaried workers in construction in October 2002, up by 10,000 jobs or 2.4% from October 2001. Construction spending generally, while up over 6% from 2000 to 2001, was expected to drop by about 2% between 2001 and 2002. Single-family housing starts were 80,258 through August of 2002, down slightly from 2001.

In 1992 Florida voters approved a State constitutional amendment referred to as "Save Our Homes." This amendment limits ad valorem taxes on homestead properties and restricts the ability of taxing entities to increase real property taxes. While property taxes levied for payment of debt service are not restricted by the limitation, the overall creditworthiness of the governmental entity may be adversely affected. Taxing entities consisting primarily of residential areas, particularly school districts, and those entities close to their tax rate limitations are most likely to be adversely affected.

Under current law, the State of Florida is required to maintain a balanced budget such that current expenses are met from current revenues. Further, in any given fiscal year state revenues may not grow more than the average annual growth rate in personal income over the prior five-year period. Any excess revenues are transferred to the State's Budget Stabilization Fund until that Fund reaches 10% of the general collections in the prior year. Any monies collected in excess of the 10% limit are to be refunded to taxpayers unless the legislature, by a two-thirds vote of each House, increases the size of the Fund. Although Florida does not currently impose an individual income tax, it does impose a corporate income tax that is allocable to the State, in addition to an ad valorem tax on intangible personal property and a sales and use taxes. These taxes are a major source of funds to meet Florida's expenses, including repayment of, and interest on, obligations backed solely by the full faith and credit of the State, without recourse to any specific project. The State legislature has been reducing the ad valorem tax for the past few years, and it now stands at .1%. The tax was scheduled to be eliminated as of January 2002. However, in order to eliminate a State budget shortfall estimated at over $1 billion, the tax, at its current rate of .1% has been extended.

The greatest single source of state tax receipts is the sales and use tax. This was projected to amount to $14.14 billion for fiscal year 2001-2002, and $14.65 billion for fiscal year 2002-2003. The sales and use tax is 6%. Approximately 10% of the sales tax is designated for local governments and is distributed to the respective counties in which it is collected. In addition, local governments may (by referendum) assess a 1% sales surtax within their county. Attempts to expand and revise the sales tax base were not approved during the most recent past legislative session. Total general revenues from all sources for the State are expected to be $19.33 billion in fiscal 2001-2002 and $19.64 billion in fiscal 2002-2003. This compares with actual revenue of $19.18 billion for fiscal year 2000-2001.

Florida's 1997 settlement with the tobacco companies, as amended in 1998, is expected to total approximately $13 billion over a 25-year period. The settlement anticipates that Florida will use the funds for children's health care coverage and other health-related services, to reimburse the State of Florida for medical expenses incurred by the State, and for mandated improvements in State enforcement efforts regarding the reduction of sales of tobacco products to minors. In fiscal year 2000-2001 Florida received approximately $740 million from the settlement and is expected to receive approximately $822 million in fiscal year 2002. The Tobacco Settlement Clearing Trust Fund was created by law effective May 26, 1999, and unencumbered tobacco funds were deposited into the fund and invested by the State Board of Administration. For fiscal year 2001-2002, after accounting for the prior year's deficit $22 million and after transferring some of the funds to its general revenue account and additional funds to cover a deficit in the State's Medicaid expenditures, the Fund showed a $55.7 million surplus for the year.

Despite Florida's rapid growth and recent acceleration in debt financing, the State's debt burden remains lower than that of other large population states. Net per capita full faith and credit debt payable from state revenues as of June 30, 2001 was $574.97, down from $592.04 for June 30, 2000 (restated) and $601.60 on June 30, 1999.

The State's economy should continue to benefit from population growth, economic diversification and an increase in foreign trade. However, these positive economic factors may be offset by the general economic circumstances of the country as a whole.

As of November 2002, the State's general obligation debt was rated Aa2 by Moody's and AA+ by S&P, the same as for the prior year.

Scudder New York Tax-Free Income Fund

Some of the significant financial considerations relating to the Scudder New York Tax-Free Income Fund's investments in New York Municipal Obligations are summarized below. This summary information is not intended to be a complete description and is principally derived from the Annual Information Statement of the State of New York as supplemented and contained in official statements relating to issues of New York Municipal Obligations that were available prior to the date of this Statement of Additional Information. The accuracy and completeness of the information contained in those official statements have not been independently verified.

The State of New York's most recent fiscal year began on April 1, 2002 and ends on March 31, 2003. The most recent published Update to the Annual Information Statement was dated August 9, 2002.

Special Considerations: The September 11, 2001 terrorist attacks in New York City and the lingering effects of the national recession are expected to have continued adverse consequences for the State. The Division of the Budget ("DOB") believes their impact is adequately reflected in the current financial forecast, but the combined effect of both factors adds significant uncertainty to the State's Financial Plan estimates.

Another uncertainty is the assumed performance of the financial sector. The securities industry is more important to the New York economy than to the national economy as a whole, amplifying the impact of continued volatility in the financial markets. A further reduction in financial sector jobs coupled with a large negative change in stock market performance during the forecast horizon would result in wage and unemployment levels that are significantly different from those embodied in the current forecast.

The financial services sector is an important contributor to the State's economy and revenue structure. The persistent steady decline in the equity markets over the last several months substantially increases the risk of revenue losses in excess of those forecast in the current State Financial Plan. However, at this juncture, it is too early to predict with confidence the impact of current market stress on 2002-03 receipts.

The State receives a substantial portion of tax receipts from the income and profits of financial service employees and companies. In addition, taxable income of State taxpayers is affected by the value of equities in the form of reported capital gains on stock transactions. Although DOB is forecasting a significant decline in financial sector profits for 2002 and in capital gains realizations for fiscal year 2002-03, recent events suggest that actual results are likely to be even lower than expected. However, both bonus income and capital gains realizations have historically been subject to a large degree of variation. Accordingly, given the current heightened level of market uncertainty, it is not possible at this point in the fiscal year to predict the revenue impact of current market conditions on 2002-03 receipts.

In addition to the recent terrorist attacks in New York City, many complex political, social and economic forces influence the State's economy and finances, which may in turn affect the State's Financial Plan. These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions, and events that are not subject to the State's control. The Financial Plan is also necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies.

Two variables which stand out as being particularly vulnerable to financial market volatility, and which are closely associated with the recent strength of State personal income tax receipts, are finance sector bonus income and capital gains realizations. Historically, financial sector bonus income has been closely tied to security firm profits. DOB is forecasting a significant decline in financial sector profits for 2002. DOB also expects that the decline in equity values observed since early 2000, combined with the recent decline in the average holding period for equities, will produce a decline in capital gains realizations for this year. However, both bonus income and capital gains realizations have historically been subject to a large degree of variation and could fall substantially below expectations.

An ongoing risk to the State Financial Plan arises from the potential impact of certain litigation and federal disallowances now pending against the State, which could produce adverse effects on the State's projections of receipts and disbursements. The Financial Plan assumes no significant federal disallowances or other federal actions that could adversely affect State finances.

In the past, the State has taken management actions to address potential financial plan shortfalls, and DOB believes it could take similar actions should adverse variances occur in its projections for the current fiscal year. To help guard against such risks, the State is maintaining a total of $716 million in General Fund reserves.

State Economy: As expected, the World Trade Center terrorist attacks had an even more devastating impact on the State economy than on the national economy as a whole. As a result, the State economy could remain in recession even after the initiation of a recovery for the nation overall. Employment is expected to decline by 0.8 percent in 2002, following a 0.5 percent decline in 2001. Wages and salaries are expected to show an increase of 2.4 percent for 2001, followed by a decline of 1.5 percent for 2002 due to weakness in securities industry profits in the first quarter of 2002. Total State personal income, of which wages and salaries are the largest component, is projected to grow 0.5 percent in 2002, following growth of 2.9 percent for 2001.

The risks to the New York forecast are substantial. Weaker than expected growth for both the national and international economies could delay the onset of the State's recovery. This would result in even slower employment and income growth than projected. This decline, if it continues, could result in a large negative impact in underlying economic activity. Adverse developments in the equity markets have the potential to significantly disrupt economic activity in New York, given the prominence of financial services in the State's economy. In contrast, stronger national and international growth could result in an earlier recovery than projected. At the State level, the cleanup of the World Trade Center site has been completed and redevelopment is expected to commence shortly. As a result, employment growth could be stronger than projected. Financial sector activity remains the largest risk to the New York forecast. Wall Street compensation fell precipitously in early 2002. Continued weakness in this sector would have a deleterious impact on the State's prospects for economic recovery, while a sharp improvement in profits for the financial industry would likely have a significant beneficial impact on the State's economy.

New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State's location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

Services: The services sector, which includes entertainment, personal services, such as health care and auto repairs, and business-related services, such as information processing, law and accounting, is the State's leading economic sector. The services sector accounts for more than three of every ten nonagricultural jobs in New York and has a noticeably higher proportion of total jobs than does the rest of the nation.

Manufacturing: Manufacturing employment continues to decline in New York, as in most other states, and New York's economy is less reliant on this sector than in the past. However, it remains an important sector of the State economy, particularly for the upstate economy, as high concentrations of manufacturing industries for transportation equipment, optics and imaging, materials processing, and refrigeration, heating, and electrical equipment products are located in the upstate region.

Trade: Wholesale and retail trade is the second largest sector in terms of nonagricultural jobs in New York but is considerably smaller when measured by income share. Trade consists of wholesale businesses and retail businesses, such as department stores and eating and drinking establishments.

Finance, Insurance and Real Estate: New York City is the nation's leading center of banking and finance and, as a result, this is a far more important sector in the State than in the nation as a whole. Although this sector accounts for under one-tenth of all nonagricultural jobs in the State, it contributes about one-fifth of total wages.

Agriculture: Farming is an important part of the economy in rural areas, although it constitutes a very minor part of total State output. Principal agricultural products of the State include milk and dairy products, greenhouse and nursery products, fruits, and vegetables. New York ranks among the nation's leaders in the production of these commodities.

Government: Federal, State and local governments together are the third largest sector in terms of nonagricultural jobs, with the bulk of the employment accounted for by local governments. Public education is the source of nearly one-half of total State and local government employment.

State Budget: The State Constitution requires the Governor of New York ("Governor") to submit to the State legislature (the "Legislature") a balanced executive budget which contains a complete plan of expenditures for the ensuing fiscal year and all moneys and revenues estimated to be available therefore, accompanied by bills containing all proposed appropriations or reappropriations and any new or modified revenue measures to be enacted in connection with the executive budget. The entire plan constitutes the proposed State financial plan for that fiscal year. The Governor is required to submit to the Legislature quarterly budget updates which include a revised cash-basis state financial plan, and an explanation of any changes from the previous state financial plan.

State law requires the Governor to propose a balanced budget each year. In recent years, the State has closed projected budget gaps which DOB estimated at $5.0 billion (1995-96), $3.9 billion (1996-97), $2.3 billion (1997-98), less than $1 billion (in each of the fiscal years 1998-99 through 2000-01) and $6.8 billion in 2002-03. The 2002-03 Financial Plan projected budget gaps of $2.8 billion in 2003-04 and $3.3 billion in 2004-05.

Four governmental fund types comprise the State Financial Plan: the General Fund, the Special Revenue Funds, the Capital Projects Funds, and the Debt Service Funds. The State's fund structure adheres to the accounting standards of the Governmental Accounting Standards Board.

General Fund: The General Fund is the principal operating fund of the State and is used to account for all financial transactions except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes. In the State's 2002-03 fiscal year, the General Fund is expected to account for approximately 42 percent of All Governmental Funds disbursements. General Fund moneys are also transferred to other funds, primarily to support certain capital projects and debt service payments in other fund types.

Total General Fund receipts, including transfers from other funds, are projected to total $39.90 billion in fiscal year 2002-03, a decrease of $1.25 billion from 2001-02. This total includes $35.08 billion in tax receipts, $2.15 billion in miscellaneous receipts, and $2.67 billion in transfers from other funds. The transfer of $1.68 billion in resources through the tax refund reserve account from fiscal year 2001-02 to fiscal year 2002-03 has the effect of exaggerating the change in State receipts from year to year by depressing 2001-02 figures and increasing 2002-03 projections.

The year-to-year decline in receipts is caused primarily by the economic dislocation caused by the terrorist attacks of September 11, the national recession, the decline in equity markets, and the drop in compensation paid to financial service workers. Personal income tax payments associated with the 2001 tax year are significantly below 2000 levels, with associated impacts on final payments and refunds.

General Fund disbursements, including transfers to other funds, are projected to total $40.21 billion for 2002-03, an annual decrease of $1.01 billion from the 2001-02 fiscal year. All Governmental Funds spending for 2002-03 is projected to be $89.56 billion, consisting of $59.35 billion in State-supported spending and $30.21 billion in federal aid. This represents an increase of $5.08 billion or
6.0 percent for 2001-02 (after excluding federal World Trade Center "pass-through" disaster assistance funds to The City of New York and other localities).

The projected 2002-03 General Fund closing balance of $716 million consists of $710 million in the Tax Stabilization Reserve Fund (the State's "rainy day" fund) and $6 million in the Contingency Reserve Fund (the State's litigation reserve).

The 2002-03 General Fund balance excludes amounts on deposit in the refund reserve account. The State had a balance of $1.68 billion on deposit in the refund reserve account at the end of the 2001-02 fiscal year and projects to have a balance of $427 million on deposit at the end of 2002-03 (a decline of $1.25 billion from 2001-02). A portion of these reserves ($1.1 billion) are expected to be used to help balance the Financial Plan by replacing revenues lost in the aftermath of the World Trade Center terrorist attacks. The refund reserve account is used to pay for tax refunds across fiscal years and to help accomplish other Financial Plan objectives, including the movement of resources from one fiscal year to the next. Changes to the refund reserve impact the level of reported personal income tax receipts.

Over the next several years, a substantial amount of federal aid is projected to flow through the State to localities for disaster response and reconstruction activities related to the World Trade Center attacks. The Financial Plan estimated that federal "flow-through" disaster aid totaled $569 million in 2001-02 and is projected to total $2.76 billion in 2002-03 as recovery and rebuilding efforts reach full capacity. Nearly all of the federal disaster aid is expected to flow from the Federal Emergency Management Agency through the State Emergency Management Office (SEMO) to New York City and other localities affected by the terrorist attacks. This "flow-through" spending is not counted in the All Governmental Funds Financial Plan.

The All Governmental Funds Financial Plan does include State spending for World Trade Center costs of $330 million in 2002-03. Unlike the flow-through aid, these projected disbursements in the Financial Plan finance State government activities. Most of this spending is supported by Federal funds ($306 million) which will finance, among other things, payments to the victims of the attack, State Police and Division of Military and Naval Affairs staffing costs directly related to the terrorist attacks, expanded counseling and trauma services, and infrastructure repairs.

Special Revenue Funds: Total disbursements for programs supported by Special Revenue Funds are projected at $43.20 billion, an increase of $5.51 billion or
14.6 percent over 2001-02 (excluding federal "flow-through" aid). Special Revenue Funds, which include Federal grants and State Special Revenue Funds, comprise 50 percent of the All Governmental Funds Financial Plan.

Capital Projects Funds: Spending from Capital Projects Funds in 2002-03 is projected at $5.29 billion, an increase of $977 million or 22.7 percent from last year. The increase will primarily support capital investments to promote economic development ($340 million), transportation ($291 million), and education ($210 million).

Debt Service Funds: Spending from Debt Service Funds is estimated at $3.56 billion in 2002-03, a decrease of $592 million or 14.3 percent from 2001-02. The decrease is primarily attributable to the use of $500 million in Debt Reduction Reserve Fund (DRRF) monies during 2001-02 (which technically is shown as an increase in debt service spending in that year), savings in 2002-03 generated from the use of DRRF to reduce debt and debt service costs, the use of lower-cost State Personal Income Tax Revenue Bonds, and the impact of legislation that will enhance the State's ability to manage its bond portfolio and reduce borrowing costs.

The historical financial results for the prior three fiscal years are presented below.

2001-02 Fiscal Year. The State ended its 2001-02 fiscal year on March 31, 2002 in balance on a cash basis. There was no General Fund surplus reported by DOB. After year-end adjustments related to the refund reserve account, the closing balance in the General Fund was $1.03 billion, a decrease of $67 million from the 2000-01 fiscal year. Of this balance, $710 million was held in the Tax Stabilization Reserve Fund ("TSRF") (after a deposit of $83 million in fiscal year 2001-02), $157 million in the Contingency Reserve Fund ("CRF"), $159 million in the Community Projects Fund ("CPF"), and $5 million in the Universal Pre-kindergarten Fund. The closing fund balance excludes $1.68 billion on deposit in the refund reserve account at the end of the 2001-02 fiscal year.

General Fund receipts, including transfers from other funds, totaled $41.14 billion for the 2001-02 fiscal year, an increase of $1.26 billion (3.3 percent) over fiscal year 2000-01 results. Receipts results for fiscal year 2001-02 reflect refund reserve transactions that had the effect of reducing personal income tax receipts in the 2001-02 fiscal year and increasing them in the 2002-03 fiscal year. When the refund reserve is adjusted for the set-aside of $1.07 billion for economic uncertainties, General Fund receipts and transfers from other funds totaled $42.21 billion. General Fund disbursements, including transfers to other funds, totaled $41.22 billion for the 2001-02 fiscal year, an increase of $1.52 billion (3.8 percent) from the 2000-01 fiscal year.

2000-01 Fiscal Year. The State ended its 2001-01 fiscal year on March 31, 2001 in balance on a cash basis with a General Fund surplus of $2.73 billion as reported by DOB. After year-end adjustments described below, the closing balance in the General Fund was $1.10 billion, a decrease of $69 million from the 1999-2000 fiscal year. Of this balance, $627 million was held in the TSRF (after a deposit of $80 million in fiscal year 2000-01), $150 million in the CRF, $292 million in the CPF, and $29 million in the Universal Pre-kindergarten Fund.

The closing fund balance excluded $3.52 billion on deposit in the tax refund reserve account at the end of the 2000-01 fiscal year. The State retained $2.65 billion of the $3.52 billion balance for reserves, with $2.4 billion set aside for economic uncertainties and $250 million deposited into the Debt Reduction Reserve Fund in 2001-02. The remaining balance of $865 million was comprised of $293 million in resources to pay for costs incurred in 2000-01 but disbursed in 2001-02, $521 million from the Local Government Assistance Corporation ("LGAC") that was used to pay tax refunds during fiscal year 2001-02 and $51 million in additional funds used to pay refunds related to the Earned Income Tax Credit and the Dependent Care Tax Credit.

The 2000-01 General Fund closing balance also excluded $1.2 billion that was on deposit in the School Tax Relief ("STAR") Special Revenue Fund at the end of the 2000-01 fiscal year (to meet a portion of the STAR payments in fiscal year 2001-02) and $250 million on deposit in the Debt Reduction Reserve Fund ("DRRF") for debt reduction in fiscal year 2001-02.

General Fund receipts, including transfers from other funds, totaled $39.88 billion for the 2000-01 fiscal year, an increase of $2.49 million (6.7 percent) over fiscal year 1999-2000 results. General Fund disbursements, including transfers to other funds, totaled $39.70 billion for the 2000-01 fiscal year, an increase of $2.53 billion (6.8 percent) from the 1999-2000 fiscal year.

1999-00 Fiscal Year. The State ended its 1999-2000 fiscal year in balance on a cash basis, with a General Fund cash-basis surplus of $1.51 billion as reported by DOB. As in recent years, strong growth in receipts above forecasted amounts produced most of the year-end surplus. Spending was also modestly below projections, further adding to the surplus.

The State reported a closing balance of $1.17 billion in the General Fund, an increase of $275 million over the closing balance from the prior year. The balance was held in four accounts within the General Fund: the TSRF, the CRF, the DRRF and the CPF. The balance is comprised of $547 million in the TSRF after a deposit of $74 million in 1999-2000; $107 million in the CRF; $250 million in the DRRF; and $263 million in the CPF.

The closing fund balance excludes $3.97 billion that the State deposited into the tax refund reserve account at the close of 1999-2000 to pay for tax refunds in 2000-01 of which $521 million was made available as a result of the LGAC financing program and was required to be on deposit as of March 31, 2000. The tax refund reserve account transaction has the effect of decreasing reported personal income tax receipts in 1999-2000, while increasing reported receipts in 2000-01.

General Fund receipts and transfers from other funds (net of tax refund reserve account activity) for the 1999-2000 fiscal year totaled $37.40 billion, an increase of 1.6 percent over 1998-99. General Fund disbursements and transfers to other funds totaled $37.17 billion, an increase of 1.6 percent from the prior fiscal year.

Debt Limits and Outstanding Debt: There are a number of methods by which the State of New York may incur debt. The State may issue general obligation bonds. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long-term general obligation borrowing (i.e., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no constitutional limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State. However, the Debt Reform Act of 2000 (the "Debt Reform Act") imposes statutory limitations on new State-supported debt outstanding, which apply to general obligations bonds as well as other State-supported bonds issued on and after April 1, 2000. The State Constitution also provides that general obligation bonds must be paid in equal annual installments or installments that result in substantially level or declining debt service payments, within 40 years after issuance, and beginning not more than one year after issuance of such bonds. General obligation housing bonds must be paid within 50 years after issuance, commencing no more than three years after issuance. However, the Debt Reform Act of 2000 limits the maximum term of State-supported bonds, including general obligation bonds, to thirty years.

The Debt Reform Act implemented statutory initiatives intended to improve the State's borrowing practices. The Debt Reform Act imposes phased-in caps on new debt outstanding and new debt service costs. The Act also limited the use of debt to capital works and purposes only.

The cap on new State-supported debt outstanding began at 0.75 percent of personal income in 2000-01 and is gradually increasing until it is fully phased-in at 4 percent of personal income in 2010-11. Similarly, the cap on new State-supported debt service costs began at 0.75 percent of total governmental funds receipts on 2000-01 and is gradually increasing until it is fully phased at 5 percent in 2013-14.

The Debt Reform Act requires the limitations on the issuance of State-supported debt and debt services costs to be calculated by October 31 of each year and reported in the quarterly Financial Plan Update most proximate to October 31st of each year. If the calculations for new State-supported debt outstanding and debt service costs are less than the State-supported debt outstanding and debt service costs permitted under the Debt Reform Act, new State-supported debt may continue to be issued. However, if either the debt outstanding or the debt service cap is met or exceeded, the State would be precluded from contracting new State-supported debt until the next annual cap calculation is made and State-supported debt is found to be within the appropriate limitations. The DOB expects that the prohibition on issuing new State-supported debt if the caps are met or exceeded will provide an incentive to treat the debt caps as absolute limits that should not be reached, and therefore DOB intends to manage subsequent capital plans and issuance schedules under these limits.

Pursuant to the provisions of the Debt Reform Act, the first calculation of the Debt Reform Act's limitations was reported in the Financial Plan Update most proximate to October 31, 2001. On November 8, 2001, the State reported that it was in compliance with both debt caps, with debt issued after March 31, 2000 then outstanding at 0.39 percent of personal income and debt service on such debt at 0.09 percent of total governmental receipts. The DOB expects that debt outstanding and debt service costs for the 2002-03 fiscal year will also be within the statutory caps.

The State may undertake short-term borrowings without voter approval (i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes. The State may also, pursuant to specific constitutional authorization, directly guarantee certain obligations of the State of New York's authorities and public benefit corporations ("Authorities"). The State has never been called upon to make any direct payments pursuant to any such guarantees. Payments of debt service on New York State general obligation and New York State-guaranteed bonds and notes are legally enforceable obligations of the State of New York.

In 2001, legislation was enacted to provide for the issuance by certain State authorities of State Personal Income Tax Revenue Bonds, which are expected to become the primary financing vehicle for a broad range of State-supported debt programs authorized to be secured by service contract or lease-purchase payments. These State Personal Income Tax Revenue Bonds are expected to reduce borrowing costs by improving the marketability and creditworthiness of State-supported obligations and by permitting the consolidation of multiple bonding programs to reduce administrative costs.

The legislation provides that 25 percent of personal income tax receipts (excluding refunds owed to taxpayers and deposits to the School Tax Relief Fund) be deposited to the Revenue Bond Tax Fund for purposes of making debt service payments on these bonds, with excess amounts returned to the General Fund. In the event that (i) the State Legislature fails to appropriate amounts required to make all debt service payments on the State Personal Income Tax Revenue Bonds or (ii) having been appropriated and set aside pursuant to a certificate of the Director of the Budget, financing agreement payments have not been made when due on the bonds, the legislation requires that personal income tax receipts continue to be deposited to the Revenue Bond Tax Fund until amounts on deposit in the Fund equal the greater of 25 percent of annual personal income tax receipts or $6 billion.

The State issued its first State Personal Income Tax Revenue Bonds (in an aggregate principal amount of $225 million) on May 9, 2002.

The State employs additional long-term financing mechanisms, lease-purchase and contractual-obligation financings, which involve obligations of public authorities or municipalities that are State-supported but are not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance the construction and rehabilitation of facilities or the acquisition and rehabilitation of equipment, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State. Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State's obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments. The State has also entered into a contractual-obligation financing arrangement with the LGAC to restructure the way the State makes certain local aid payments.

On January 13, 1992, S&P reduced its ratings on the State's general obligation bonds from A to A- and, in addition, reduced its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. On August 28, 1997, S&P revised its ratings on the State's general obligation bonds from A- to A and revised its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. On March 5, 1999, S&P affirmed its A rating on the State's outstanding bonds. On March 10, 2000, S&P assigned its A+ rating on New York State's long-term general obligations. On December 19, 2000, S&P assigned its AA rating on New York State's long-term general obligations.

On January 6, 1992, Moody's reduced its ratings on outstanding limited-liability State lease purchase and contractual obligations from A to Baa1. On February 28, 1994, Moody's reconfirmed its A rating on the State's general obligation long-term indebtedness. On March 20, 1998, Moody's assigned the highest commercial paper rating of P-1 to the short-term notes of the State. On March 5, 1999, Moody's affirmed its A2 rating with a stable outlook to the State's general obligations. In June 2000, Moody's revised its outlook on the State's general obligations from stable to positive.

New York State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

Litigation: The legal proceedings listed below involve State finances and programs and miscellaneous civil rights, real property, contract and other tort claims in which the State is a defendant and the potential monetary claims against the State are deemed to be material, generally in excess of $100 million. These proceedings could adversely affect the financial condition of the State in the 2002-03 fiscal year or thereafter. The State will describe newly initiated proceedings which the State believes to be material, as well as any material and adverse developments in the listed proceedings, in updates or supplements to its Annual Information Statement.

Certain litigation pending against New York State or its officers or employees could have a substantial or long-term adverse effect on New York State finances. Among the more significant of these cases are those that involve (1) the validity of agreements and treaties by which various Indian tribes transferred title to New York State of certain land in central and upstate New York; (2) certain aspects of New York State's Medicaid policies, including its rates, regulations and procedures; (3) the validity of certain provisions of State gaming law; (4) a challenge to the Governor's application of his constitutional line item veto authority; (5) a challenge to the funding for New York City public schools; (6) a challenge as to the adequacy of the shelter allowance granted to recipients of public assistance and (7) the Governor seeking a judgment declaring that the actions of the Senate and the Assembly in voting and passing 46 budget bills violated the State Constitution, because they deleted provisions of appropriations proposed by the Governor, substituted other appropriations, and considered other bills prior to taking action on the appropriation bills submitted by the Governor.

Adverse developments in the proceedings described above, other proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced 2002-03 Financial Plan. The State believes that the proposed 2002-03 Financial Plan includes sufficient reserves to offset the costs associated with the payment of judgments that may be required during the 2002-03 fiscal year. These reserves include (but are not limited to) amounts appropriated for Court of Claims payments and projected fund balances in the General Fund. In addition, any amounts ultimately required to be paid by the State may be subject to settlement or may be paid over a multi-year period. There can be no assurance, however, that adverse decisions in legal proceedings against the State would not exceed the amount of all potential 2002-03 Financial Plan resources available for the payment of judgments, and could therefore affect the ability of the State to maintain a balanced 2002-03 Financial Plan.

Although other litigation is pending against New York State, except as described herein, no current material litigation involves New York State's Constitutional or statutory authority to contract indebtedness, issue its obligations, or pay such indebtedness when due, or affects New York State's power or ability, as a matter of law, to impose or collect significant amounts of taxes and revenues.

On November 23, 1998, the attorneys general for 46 states (including New York) entered into a master settlement agreement ("MSA") with the nation's largest tobacco manufacturers. Under the terms of the MSA, the states agreed to release the manufacturers from all smoking-related claims in exchange for specified payments and the imposition of restrictions on tobacco advertising and marketing. New York is projected to receive $25 billion over 25 years under the MSA, with payments apportioned among the State (51 percent), counties (22 percent), and New York City (27 percent). The projected payments are an estimate and subject to adjustments for, among other things, the annual change in the volume of cigarette shipments and the rate of inflation. From 1999-2000 through 2002-03, the State expects to receive $1.54 billion under the nationwide settlement with cigarette manufacturers. Counties, including New York City, will receive settlement payments of $1.47 billion over the same period.

Authorities: The fiscal stability of New York State is related, in part, to the fiscal stability of its Authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The State's access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that is State-supported or State-related.

Authorities are generally supported by revenues generated by the projects financed or operated, such as fares, user fees on bridges, highway tolls and rentals for dormitory rooms and housing. In recent years, however, New York State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This operating assistance is expected to continue to be required in future years. In addition, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State funds.

For purposes of analyzing the financial condition of the State, debt of the State and of certain public authorities may be classified as State-supported debt, which includes general obligation debt of the State and lease-purchase and contractual obligations of public authorities (and municipalities) where debt service is paid from State appropriations (including dedicated tax sources, and other revenues such as patient charges and dormitory facilities rentals). In addition, a broader classification, referred to as State-related debt, includes State-supported debt, as well as certain types of contingent obligations, including moral obligation financings, certain contingent contractual-obligation financing arrangements, and State-guaranteed debt described above, where debt service is expected to be paid from other sources and State appropriations are contingent in that they may be made and used only under certain circumstances.

New York City and Other Localities: The fiscal health of the State may also be affected by the fiscal health of New York City, which continues to receive significant financial assistance from the State. State aid contributes to the city's ability to balance its budget and meet its cash requirements. The State may also be affected by the ability of the City, and certain entities issuing debt for the benefit of the city, to market their securities successfully in the public credit markets.

On September 11, 2001, two hijacked passenger jetliners flew into the world Trade Center, resulting in a substantial loss of life, destruction of the World Trade Center, and damage to other buildings in the vicinity. Trading on the major New York stock exchanges was suspended until September 17, 2001, and business in the financial district was interrupted. Recovery efforts were completed on May 30, 2002.

Recovery, cleanup, and repair efforts will result in substantial expenditures. The U.S. congress passed emergency legislation that authorized $40 billion for disaster assistance, increased security costs, and the rebuilding of infrastructure systems and other public facilities, and disaster recovery and related activities. Congress and the President have already appropriated over $10 billion of this amount for disaster assistance in New York, Pennsylvania and Virginia. The President has submitted a bill to congress that would bring the total commitment of federal disaster assistance for New York to $21.4 billion. In addition, the State legislature increased the financing capacity of the New York City Transitional Finance authority (TFA) by $2.5 billion to fund recovery costs, and has authorized the TFA to issue debt without limit as to principal amount that is payable solely from State or federal aid received on account of the disaster.

On March 9, 2002, the President signed nationwide stimulus legislation that includes $5.5 billion toward the $21.4 billion commitment, in the form of temporary tax provisions aimed at creating redevelopment incentives for businesses located in the Liberty Zone, the area surrounding the World Trade Center site. The Liberty Zone provisions expand the work opportunity tax credit, provide a bonus 30 percent depreciation deduction, authorize the issuance of $8 billion in tax-exempt private activity bonds, allow for advance refunding of certain bonds for facilities in New York city, and increase the small business expensing limit.

The City is seeking to be reimbursed by the federal government for all of its direct costs for response and remediation of the World Trade Center site. These costs are now expected to be substantially below previous estimates. The City also expects to receive federal funds for costs of economic revitalization and other needs, not directly payable through the City budget, relating to the September 11 attack.

The City has achieved balanced operating results for each of its fiscal years since 1981 as measured by the GAAP standards in force at that time. The City prepares a four-year financial plan annually and updates it periodically, and prepares a comprehensive annual financial report each October describing its most recent fiscal year.

In 1975, New York City suffered a fiscal crisis that impaired the borrowing ability of both the City and New York State. In that year the City lost access to the public credit markets. The City was not able to sell short-term notes to the public again until 1979. In 1975, S&P suspended its A rating of City bonds. This suspension remained in effect until March 1981, at which time the City received an investment grade rating of BBB from S&P.

On July 2, 1985, S&P revised its rating of City bonds upward to BBB+ and on November 19, 1987, to A-. On February 3, 1998 and again on May 27, 1998, S&P assigned a BBB+ rating to the City's general obligation debt and placed the ratings on CreditWatch with positive implications. On March 9, 1999, S&P assigned its A- rating to Series 1999H of New York City general obligation bonds and affirmed the A- rating on various previously issued New York City bonds.

Moody's ratings of City bonds were revised in November 1981 from B (in effect since 1977) to Ba1, in November 1983 to Baa, in December 1985 to Baa1, in May 1988 to A and again in February 1991 to Baa1. On February 25, 1998, Moody's upgraded approximately $28 billion of the City's general obligations from Baa1 to A3. On June 9, 1998, Moody's affirmed its A3 rating to the City's general obligations and stated that its outlook was stable. In August 2000, Moody's upgraded approximately $26 billion of the City's general obligations from A3 to A2.

On March 8, 1999, Fitch IBCA upgraded New York City's $26 billion outstanding general obligation bonds from A- to A. Subsequent to that time, the City's general obligation bonds have not been downgraded by Fitch IBCA.

In response to the City's fiscal crisis in 1975, the State took action to assist the City in returning to fiscal stability. Among those actions, the State established the Municipal Assistance Corporation for the City of New York ("NYC MAC") to provide financing assistance to the City; the New York State Financial Control Board (the "Control Board") to oversee the City's financial affairs; and the Office of the State Deputy Comptroller for the City of New York ("OSDC") to assist the Control Board in exercising its powers and responsibilities. A "control period" existed from 1975 to 1986, during which the City was subject to certain statutorily-prescribed fiscal controls. The Control Board terminated the control period in 1986 when certain statutory conditions were met. State law requires the Control Board to reimpose a control period upon the occurrence, or "substantial likelihood and imminence" of the occurrence, of certain events, including (but not limited to) a City operating budget deficit of more than $100 million or impaired access to the public credit markets.

Currently, the City and its Covered Organizations (i.e., those organizations which receive or may receive moneys from the City directly, indirectly or contingently) operate under the City's Financial Plan. The City's Financial Plan summarizes its capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City's projections set forth in its Financial Plan are based on various assumptions and contingencies, some of which are uncertain and may not materialize. Unforeseen developments (such as the World Trade Center attack) and changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements.

For its 2001 fiscal year (ending June 30, 2001), the City had an operating surplus of $2.9 billion before discretionary and other transfers, and achieved balanced operating results after discretionary and other transfers, in accordance with GAAP. Preliminary results indicate that the City ended 2001-02 with a $677 million surplus in accordance with GAAP. Prior to its gap-closing program, the City projected a $4.8 billion budget gap for fiscal year 2003, and even larger gaps in subsequent years. The City's June Financial Plan, which incorporates the enacted budget for 2002-03, includes gap-closing actions that balance the 2002-03 budget. The gap-closing program includes resources from agency actions and anticipates actions to he taken by the federal and State governments and the municipal unions. The budgets for fiscal years 2002 and 2003 also include nearly $2 billion in bond proceeds from the TFA to cover a portion of the costs and revenue losses related to the September 11 attack on the World Trade Center. The gaps for fiscal years 2003-04 through 2005-06 are currently projected by the City at $3.7 billion, $4.2 billion, and $4.6 billion, respectively, after such actions.

The City's gap estimates assume a 4 percent loss in pension fund assets in 2002-03; losses in excess of 3 percent would require the City to make pension expenditures in excess of budgeted amounts. The gaps do not include any potential wage increases for police officers and firefighters beyond those negotiated with the unions representing other uniformed employees or wage increases for any employees beyond the current round of collective bargaining that generally ended June 30, 2002.

On July 18, 2002, the Mayor announced he was reserving 7.5 percent of City funding and requiring agencies to implement programs to accommodate this reduction on an annually recurring basis. The approximately $1 billion in reduced City spending would provide an available reserve if required in 2002-03, but is primarily intended as a first step toward addressing the substantial projected gaps in 2003-04 and thereafter.

New York City is heavily dependent on New York State and federal assistance to cover insufficiencies in its revenues. There can be no assurance that in the future federal and State assistance will enable the City to make up its budget deficits. Although the City has consistently maintained balanced budgets and is projected to achieve balanced operating results for the current fiscal year, there can be no assurance that the gap-closing actions proposed in its Financial Plan can be successfully implemented or that the City will maintain a balanced budget in future years without additional State aid, revenue increases or expenditure reductions. Additional tax increases and reductions in essential City services could adversely affect the City's economic base.

The projections set forth in the City's Financial Plan were based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include the condition of the regional and local economies, the impact on real estate tax revenues of the real estate market, wage increases for City employees consistent with those assumed in the Financial Plan, employment growth, the ability to implement proposed reductions in City personnel and other cost reduction initiatives, the ability of the Health and Hospitals Corporation to take actions to offset reduced revenues, the ability to complete revenue generating transactions, provision of State and Federal aid and mandate relief and the impact on City revenues and expenditures of Federal and State welfare reform and any future legislation affecting Medicare or other entitlements.

To successfully implement its Financial Plan, the City and certain entities issuing debt for the benefit of the City must market their securities successfully. This debt is issued to finance the rehabilitation of the City's infrastructure and other capital needs and to refinance existing debt, as well as to finance seasonal needs. In recent years, the State Constitutional debt limit would have prevented the City from entering into new capital contracts. To prevent disruptions in the capital program, two actions were taken to increase the City's capital financing capacity: (i) the State Legislature created the New York City Transitional Finance Authority in 1997, and (ii) in 1999, the City created TSASC, Inc., a not-for-profit corporation empowered to issue tax-exempt debt backed by tobacco settlement revenues. The City expects that these actions will provide sufficient financing capacity to continue its capital program through City fiscal year 2011.

The City Comptroller and other agencies and public officials have issued reports and made public statements which, among other things, state that projected revenues and expenditures may be different from those forecast in the City's financial plans. It is reasonable to expect that such reports and statements will continue to be issued and to engender public comment.

Certain localities, in addition to the City, have experienced financial problems and have requested and received additional New York State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional assistance is not included in the State's projections of its receipts and disbursements for the fiscal year.

Municipalities and school districts have engaged in substantial short-term and long-term borrowings. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units other than New York City that are authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding.

From time to time, federal expenditure reductions could reduce, or in some cases eliminate, federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If the State, the City or any of the Authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing the State assistance in the future.

                       INVESTMENT POLICIES AND TECHNIQUES

General Investment Objective and Policies

Descriptions in this Statement of Additional Information of a particular investment practice or technique in which a fund may engage are meant to describe the spectrum of investments that the Advisor in its discretion might, but is not required to, use in managing each fund's portfolio assets. The Advisor, may in its discretion at any time employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques or instruments may not be principal activities of the funds, but, to the extent employed, could from time to time have a material impact on a fund's performance.

It is possible that certain investment practices and techniques described below may not be permissible for a fund based on its investment restrictions, as described herein, and in the funds' applicable prospectus.

Adjustable Rate Securities. The interest rates paid on the adjustable rate securities in which a fund invests generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are three main categories of indices: those based on US Treasury securities, those derived from a calculated measure such as a cost of funds index and those based on a moving average of mortgage rates. Commonly used indices include the one-year, three-year and five-year constant maturity Treasury rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London Interbank Offered Rate ("LIBOR"), the prime rate of a specific bank or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile.

The Mortgage-Backed Securities either issued or guaranteed by GNMA, FHLMC or FNMA ("Certificates") are called pass-through Certificates because a pro rata share of both regular interest and principal payments (less GNMA's, FHLMC's or FNMA's fees and any applicable loan servicing fees), as well as unscheduled early prepayments on the underlying mortgage pool, are passed through monthly to the holder of the Certificate (i.e., a fund). The principal and interest on GNMA securities are guaranteed by GNMA and backed by the full faith and credit of the US Government. FNMA guarantees full and timely payment of all interest and principal, while FHLMC guarantees timely payment of interest and ultimate collection of principal. Mortgage-Backed Securities from FNMA and FHLMC are not backed by the full faith and credit of the United States; however, they are generally considered to offer minimal credit risks. The yields provided by these Mortgage-Backed Securities have historically exceeded the yields on other types of US Government Securities with comparable maturities in large measure due to the prepayment risk discussed below.

If prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a fund generally will be able to reinvest such amounts in securities with a higher current rate of return. However, a fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of adjustable rate mortgages held as investments by a fund to exceed the maximum allowable annual or lifetime reset limits (or "cap rates") for a particular mortgage. Also, a fund's net asset value could vary to the extent that current yields on Mortgage-Backed Securities are different than market yields during interim periods between coupon reset dates.

During periods of declining interest rates, of course, the coupon rates may readjust downward, resulting in lower yields to a fund. Further, because of this feature, the value of adjustable rate mortgages is unlikely to rise during periods of declining interest rates to the same extent as fixed-rate instruments. As with other Mortgage-Backed Securities, interest rate declines may result in accelerated prepayment of mortgages, and the proceeds from such prepayments must be reinvested at lower prevailing interest rates.

One additional difference between adjustable rate mortgages and fixed rate mortgages is that for certain types of adjustable rate mortgage securities, the rate of amortization of principal, as well as interest payments, can and does change in accordance with movements in a specified, published interest rate index. The amount of interest due to an adjustable rate mortgage security holder is calculated by adding a specified additional amount, the "margin," to the index, subject to limitations or "caps" on the maximum and minimum interest that is charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period.

Advance Refunded Bonds. A fund may purchase Municipal Securities that are subsequently refunded by the issuance and delivery of a new issue of bonds prior to the date on which the outstanding issue of bonds can be redeemed or paid. The proceeds from the new issue of bonds are typically placed in an escrow fund consisting of US Government obligations that are used to pay the interest, principal and call premium on the issue being refunded. A fund may also purchase Municipal Securities that have been refunded prior to purchase by a fund.

Bank and Savings and Loan Obligations. These obligations include negotiable certificates of deposit, bankers' acceptances, deposit notes, fixed time deposits or other short-term bank obligations. Certificates of deposit are negotiable certificates evidencing the obligations of a bank to repay funds deposited with it for a specified period of time. A fund may invest in certificates of deposit of large domestic banks and their foreign branches, large US regulated subsidiaries of large foreign banks (i.e., banks which at the time of their most recent annual financial statements show total assets in excess of $1 billion), and of smaller banks as described below. Although a fund recognizes that the size of a bank is important, this fact alone is not necessarily indicative of its creditworthiness. Investment in certificates of deposit issued by foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investment in certificates of deposit issued by domestic branches of domestic banks, including the possible imposition of withholding taxes on interest income, the possible adoption of foreign governmental restrictions which might adversely affect the payment of principal and interest on such certificates of deposit, or other adverse political or economic developments. In addition, it might be more difficult to obtain and enforce a judgment against a foreign branch of a domestic bank.

Commercial Paper. Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by a fund will consist only of direct obligations issued by domestic and foreign entities.

Dollar Roll Transactions. Dollar roll transactions consist of the sale by a fund to a bank or broker/dealer (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date, at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. A fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a different purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which a fund agrees to buy a security on a future date.

A fund will segregate cash, US Government securities or other liquid assets in an amount sufficient to meet its purchase obligations under the transactions. A fund will also maintain asset coverage of at least 300% for all outstanding firm commitments, dollar rolls and other borrowings.

Dollar rolls may be treated for purposes of the 1940 Act, as borrowings of a fund because they involve the sale of a security coupled with an agreement to repurchase. A dollar roll involves costs to a fund. For example, while a fund receives a fee as consideration for agreeing to repurchase the security, a fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by a fund, thereby effectively charging a fund interest on its borrowing. Further, although a fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of a fund's borrowing.


The entry into dollar rolls involves potential risks of loss that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, a fund's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before a fund is able to purchase them. Similarly, a fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to a fund, the security that a fund is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that a fund's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.



High Yield/High Risk Bonds. A fund may also purchase debt securities which are rated below investment-grade (commonly referred to as "junk bonds"), that is, rated below Baa by Moody's or below BBB by S&P and unrated securities judged to be of equivalent quality as determined by the Advisor. These securities usually entail greater risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk to principal and income, and may be less liquid, than securities in the higher rating categories. The lower the ratings of such debt securities, the more their risks render them like equity securities. Securities rated D may be in default with respect to payment of principal or interest. See the Appendix to this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

Issuers of such high yielding securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high yield securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss from default by the issuer is significantly greater for the holders of high yield securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect a fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

A fund may have difficulty disposing of certain high yield (high-risk) securities because they may have a thin trading market. Because not all dealers maintain markets in all high yield securities, a fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market may have an adverse effect on the market price and a fund's ability to dispose of particular issues and may also make it more difficult for a funds to obtain accurate market quotations for purposes of valuing a fund's assets. Market quotations generally are available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

Credit quality in the high-yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is generally the policy of the Advisor not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of a fund's investment objective by investment in such securities may be more dependent on the Advisor's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, the Advisor will determine whether it is in the best interests of a fund to retain or dispose of such security.

A portion of the junk bonds acquired by a fund will be purchased upon issuance, which may involve special risks because the securities so acquired are new issues. In such instances a fund may be a substantial purchaser of the issue and therefore have the opportunity to participate in structuring the terms of the offering. Although this may enable a fund to seek to protect itself against certain of such risks, the considerations discussed herein would nevertheless remain applicable.

Illiquid Securities and Restricted Securities. A fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the Securities Act of 1933, as amended. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.

Restricted securities are often illiquid, but they may also be liquid. For example, restricted securities that are eligible for resale under Rule 144A are often deemed to be liquid.

A fund's Board has approved guidelines for use by the Advisor in determining whether a security is liquid or illiquid. Among the factors the Advisor may consider in reaching liquidity decisions relating to Rule 144A securities are:
(1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer]Issuers of restricted securities may not be subject to the disclosure and other investor protection requirement that would be applicable if their securities were publicly traded. Where a registration statement is required for the resale of restricted securities, a fund may be required to bear all or part of the registration expenses. A fund may be deemed to be an "underwriter" for purposes of the Securities Act of 1933, as amended when selling restricted securities to the public and, in such event, a fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

A fund may also purchase securities that are not subject to legal or contractual restrictions on resale, but that are deemed illiquid. Such securities may be illiquid, for example, because there is a limited trading market for them.

A fund may be unable to sell a restricted or illiquid security. In addition, it may be more difficult to determine a market value for restricted or illiquid securities. Moreover, if adverse market conditions were to develop during the period between a fund's decision to sell a restricted or illiquid security and the point at which a fund is permitted or able to sell such security, a fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of a fund.

Industrial Development and Pollution Control Bonds. Industrial Development and Pollution Control Bonds (which are types of private activity bonds), although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user. Under federal tax legislation, certain types of Industrial Development Bonds and Pollution Control Bonds may no longer be issued on a tax-exempt basis, although previously-issued bonds of these types and certain refundings of such bonds are not affected. For the purposes of a fund's investment limitation regarding concentration of investments in any one industry, industrial development or other private activity bonds ultimately payable by companies within the same industry will be considered as if they were issued by issuers in the same industry.


Interfund Borrowing and Lending Program. The funds have received exemptive relief from the SEC, which permits the funds to participate in an interfund lending program among certain investment companies advised by the Advisor. The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and
(2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with a fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend only overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent the funds are actually engaged in borrowing through the interfund lending program, the funds, as a matter of non-fundamental policy, may not borrow for other than temporary or emergency purposes (and not for leveraging), except that the funds may engage in reverse repurchase agreements and dollar rolls for any purpose.


Investment of Uninvested Cash Balances. A Fund may have cash balances that have not been invested in portfolio securities ("Uninvested Cash"). Uninvested Cash may result from a variety of sources, including dividends or interest received from portfolio securities, unsettled securities transactions, reserves held for investment strategy purposes, scheduled maturity of investments, liquidation of investment securities to meet anticipated redemptions and dividend payments, and new cash received from investors. Uninvested Cash may be invested directly in money market instruments or other short-term debt obligations. Pursuant to an Exemptive Order issued by the SEC, a Fund may use Uninvested Cash to purchase shares of affiliated funds including money market funds, short-term bond funds and Scudder Cash Management Investment Trust, or one or more future entities for which the Advisor acts as trustee or investment advisor that operate as cash management investment vehicles and that are excluded from the definition of investment company pursuant to section 3(c)(1) or 3(c)(7) of the 1940 Act (collectively, the "Central Funds") in excess of the limitations of Section 12(d)(1) of the 1940 Act. Investment by a Fund in shares of the Central Funds will be in accordance with a Fund's investment policies and restrictions as set forth in its registration statement.

Certain of the Central Funds comply with rule 2a-7 under the 1940 Act. The other Central Funds are or will be short-term bond funds that invest in fixed-income securities and maintain a dollar weighted average maturity of three years or less. Each of the Central Funds will be managed specifically to maintain a highly liquid portfolio, and access to them will enhance a Fund's ability to manage Uninvested Cash.

A Fund will invest Uninvested Cash in Central Funds only to the extent that a Fund's aggregate investment in the Central Funds does not exceed 25% of its total assets. Purchase and sales of shares of Central Funds are made at net asset value.

Indexed Securities. A fund may invest in indexed securities, the value of which is linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

Indexed securities differ from other types of debt securities in which a fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security.

Inverse Floaters. A fund may invest in inverse floaters. Inverse floaters are debt instruments with a floating rate of interest that bears an inverse relationship to changes in short-term market interest rates. Investments in this type of security involve special risks as compared to investments in, for example, a fixed rate municipal security. A fund could lose money and its NAV could decline if movements in interest rates are incorrectly anticipated. Moreover, the markets for securities of this type may be less developed and may have less liquidity than the markets for more traditional municipal securities.

For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying the indexed securities.

Investment-Grade Bonds. A fund may purchase "investment-grade" bonds, which are those rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P or judged to be of equivalent quality as determined by the Advisor. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics. To the extent that a fund invests in higher-grade securities, a fund will not be able to avail itself of opportunities for higher income which may be available at lower grades.

Letters of Credit. Municipal obligations, including certificates of participation, commercial paper and other short-term obligations, may be backed by an irrevocable letter of credit of a bank which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks which, in the opinion of the Advisor, are of investment quality comparable to other permitted investments of a fund may be used for letter of credit backed investments.

Municipal Securities. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. The interest on these obligations is generally exempt from federal income tax in the hands of most investors. The two principal classifications of municipal obligations are "notes" and "bonds."

Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal notes include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes and Construction Loan Notes. Tax Anticipation Notes are sold to finance working capital needs of municipalities. They are generally payable from specific tax revenues expected to be received at a future date. Revenue Anticipation Notes are issued in expectation of receipt of other types of revenue. Tax Anticipation Notes and Revenue Anticipation Notes are generally issued in anticipation of various seasonal revenue such as income, sales, use and business taxes. Bond Anticipation Notes are sold to provide interim financing and Construction Loan Notes are sold to provide construction financing. These notes are generally issued in anticipation of long-term financing in the market. In most cases, these monies provide for the repayment of the notes. After the projects are successfully completed and accepted, many projects receive permanent financing through the FHA under Fannie Mae or GNMA. There are, of course, a number of other types of notes issued for different purposes and secured differently than those described above.

Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: "general obligation" bonds and "revenue" bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security behind general obligation bonds is the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount or special assessments.

The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully-insured, rent-subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt reserve fund. Lease rental bonds issued by a state or local authority for capital projects are secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations.

Some issues of municipal bonds are payable from United States Treasury bonds and notes held in escrow by a trustee, frequently a commercial bank. The interest and principal on these US Government securities are sufficient to pay all interest and principal requirements of the municipal securities when due. Some escrowed Treasury securities are used to retire municipal bonds at their earliest call date, while others are used to retire municipal bonds at their maturity.

Securities purchased for a fund may include variable/floating rate instruments, variable mode instruments, put bonds, and other obligations which have a specified maturity date but also are payable before maturity after notice by the holder ("demand obligations"). Demand obligations are considered for a fund's purposes to mature at the demand date.

There are, in addition, a variety of hybrid and special types of municipal obligations as well as numerous differences in the security of municipal obligations both within and between the two principal classifications (i.e., notes and bonds) discussed above.

An entire issue of municipal securities may be purchased by one or a small number of institutional investors such as a fund. Thus, such an issue may not be said to be publicly offered. Unlike the equity securities of operating companies or mutual funds which must be registered under the Securities Act of 1933 prior to offer and sale unless an exemption from such registration is available, municipal securities, whether publicly or privately offered, may nevertheless be readily marketable. A secondary market exists for municipal securities which have been publicly offered as well as securities which have not been publicly offered initially but which may nevertheless be readily marketable. Municipal securities purchased for a fund are subject to the limitations on holdings of securities which are not readily marketable based on whether it may be sold in a reasonable time consistent with the customs of the municipal markets (usually seven days) at a price (or interest rate) which accurately reflects its recorded value. A fund believes that the quality standards applicable to their investments enhance marketability. In addition, stand-by commitments, participation interests and demand obligations also enhance marketability.

Provisions of the federal bankruptcy statutes relating to the adjustment of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material and adverse modification or alteration of the rights of holders of obligations issued by such subdivisions or authorities.

Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states. In other instances there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law which litigation could ultimately affect the validity of those Municipal Securities or the tax-free nature of the interest thereon.

For the purpose of a fund's investment restrictions, the identification of the "issuer" of municipal obligations which are not general obligation bonds is made by the Advisor on the basis of the characteristics of the obligation as described above, the most significant of which is the source of funds for the payment of principal and interest on such obligations.

Municipal Lease Obligations and Participation Interests. Participation interests represent undivided interests in municipal leases, installment purchase contracts, conditional sales contracts or other instruments. These are typically issued by a trust or other entity which has received an assignment of the payments to be made by the state or political subdivision under such leases or contracts. They may be variable rate or fixed rate.

A fund may purchase from banks participation interests in all or part of specific holdings of municipal obligations, provided the participation interest is fully insured. Each participation is backed by an irrevocable letter of credit or guarantee of the selling bank that the Advisor has determined meets the prescribed quality standards of a fund. Therefore, either the credit of the issuer of the municipal obligation or the selling bank, or both, will meet the quality standards of the particular fund. A fund has the right to sell the participation back to the bank after seven days' notice for the full principal amount of a fund's interest in the municipal obligation plus accrued interest, but only (i) as required to provide liquidity to a fund, (ii) to maintain a high quality investment portfolio or (iii) upon a default under the terms of the municipal obligation. The selling bank will receive a fee from a fund in connection with the arrangement. A fund will not purchase participation interests unless in the opinion of bond counsel, counsel for the issuers of such participations or counsel selected by the Advisor, the interest from such participations is exempt from regular federal income tax and state income tax for a fund.

A municipal lease obligation may take the form of a lease, installment purchase contract or conditional sales contract which is issued by a state or local government and authorities to acquire land, equipment and facilities. Income from such obligations is generally exempt from state and local taxes in the state of issuance. Municipal lease obligations frequently involve special risks not normally associated with general obligations or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title in the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of nonappropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovery or the failure to fully recover a fund's original investment.

Certain municipal lease obligations and participation interests may be deemed illiquid for the purpose of a fund's limitation on investments in illiquid securities. Other municipal lease obligations and participation interests acquired by a fund may be determined by the Advisor to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations and participation interests, the Advisor will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades or quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the Advisor will consider factors unique to particular lease obligations and participation interests affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by a fund.

A fund may purchase participation interests in municipal lease obligations held by a commercial bank or other financial institution. Such participations provide a fund with the right to a pro rata undivided interest in the underlying municipal lease obligations. In addition, such participations generally provide a fund with the right to demand payment, on not more than seven days' notice, of all or any part of such fund's participation interest in the underlying municipal lease obligation, plus accrued interest.


Real Estate Investment Trusts ("REITs"). REITs are sometimes informally categorized into equity REITs, mortgage REITs and hybrid REITs. Investment in REITs may subject a fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of a fund's investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by those REITs.

Certain REITs have relatively small market capitalizations, which may tend to increase the volatility of the market price of their securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and to maintain exemption from the registration requirements of the Investment Company Act of 1940, as amended. By investing in REITs indirectly through a fund, a shareholder will bear not only his or her proportionate share of the expenses of a fund, but also, indirectly, the expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.


Repurchase Agreements. A fund may invest in repurchase agreements pursuant to its investment guidelines. In a repurchase agreement, a fund acquires ownership of a security and simultaneously commits to resell that security to the seller, typically a bank or broker/dealer.

A repurchase agreement provides a means for a fund to earn income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., a fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and, as described in more detail below, the value of such securities is kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to a fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a fund together with the repurchase price upon repurchase. In either case, the income to a fund is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry System.

It is not clear whether a court would consider the Obligation purchased by a fund subject to a repurchase agreement as being owned by a fund or as being collateral for a loan by a fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and a fund has not perfected a security interest in the Obligation, a fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt Obligation purchased for a fund, the Advisor seeks to reduce the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case a fund may incur a loss if the proceeds to a fund of the sale to a third party are less than the repurchase price. However, if the market value (including interest) of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), a fund will direct the seller of the Obligation to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

Reverse Repurchase Agreements. A fund may enter into "reverse repurchase agreements," which are repurchase agreements in which a fund, as the seller of the securities, agrees to repurchase such securities at an agreed time and price. A fund maintains a segregated account in connection with outstanding reverse repurchase agreements. A fund will enter into reverse repurchase agreements only when the Advisor believes that the interest income to be earned from the investment of the proceeds of the transaction will be greater than the interest expense of the transaction. Such transactions may increase fluctuations in the market value of fund assets and its yield.

Securities Backed by Guarantees. The fund may invest in securities backed by guarantees from banks, insurance companies and other financial institutions. A money market fund's ability to maintain a stable share price may depend upon such guarantees, which are not supported by federal deposit insurance. Consequently, changes in the credit quality of these institutions could have an adverse impact on securities they have guaranteed or backed, which could cause losses to a fund and affect its share price.

Stand-by Commitments. A stand-by commitment is a right acquired by a fund, when it purchases a municipal obligation from a broker, dealer or other financial institution ("seller"), to sell up to the same principal amount of such securities back to the seller, at a fund's option, at a specified price. Stand-by commitments are also known as "puts." The exercise by a fund of a stand-by commitment is subject to the ability of the other party to fulfill its contractual commitment.

Stand-by commitments acquired by a fund will have the following features: (1) they will be in writing and will be physically held by a fund's custodian; (2) a fund's right to exercise them will be unconditional and unqualified; (3) they will be entered into only with sellers which in the Advisor's opinion present a minimal risk of default; (4) although stand-by commitments will not be transferable, municipal obligations purchased subject to such commitments may be sold to a third party at any time, even though the commitment is outstanding; and (5) their exercise price will be (i) a fund's acquisition cost (excluding any accrued interest which a fund paid on their acquisition), less any amortized market premium or plus any amortized original issue discount during the period a fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date.

A fund expects that stand-by commitments generally will be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a fund will pay for stand-by commitments, either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitments.

It is difficult to evaluate the likelihood of use or the potential benefit of a stand-by commitment. Therefore, it is expected that the Advisor will determine that stand-by commitments ordinarily have a "fair value" of zero, regardless of whether any direct or indirect consideration was paid. However, if the market price of the security subject to the stand-by commitment is less than the exercise price of the stand-by commitment, such security will ordinarily be valued at such exercise price. Where a fund has paid for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held.

The Advisor understands that the Internal Revenue Service (the "Service") has issued a favorable revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The Service has also issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of the company and may be distributed to its shareholders as exempt-interest dividends. The Service has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. A fund intends to take the position that it owns any municipal obligations acquired subject to a Stand-by Commitment and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Service will agree with such position in any particular case.

Strategic Transactions and Derivatives. A fund, may, but is not required to, utilize various other investment strategies as described below for a variety of purposes, such as hedging various market risks, managing the effective maturity or duration of a fund's portfolio, or enhancing potential gain. These strategies may be executed through the use of derivative contracts.

In the course of pursuing these investment strategies, a fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, fixed-income indices and other financial instruments, purchase and sell futures contracts and options thereon, and enter into various transactions such as swaps, caps, floors or collars (collectively, all the above are called "Strategic Transactions"). In addition, strategic transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur. Strategic Transactions may be used without limit (except to the extent that 80% of the funds' net assets are required to be invested in tax-exempt municipal securities, and as limited by the funds' other investment restrictions and subject to certain limits imposed by the 1940 Act) to attempt to protect against possible changes in the market value of securities held in or to be purchased for a funds' portfolio resulting from securities markets fluctuations, to protect the funds' unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the funds' portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of a fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the funds to utilize these Strategic Transactions successfully will depend on the Advisor's ability to predict pertinent market movements, which cannot be assured. The funds will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions will not be used to alter fundamental investment purposes and characteristics of a fund, and a fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options, futures and swaps to limit leveraging of a fund.

Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Advisor's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a fund can realize on its investments or cause a fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of that fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

Currency Transactions. A fund may engage in currency transactions with Counterparties primarily in order to hedge, or manage the risk of the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. A fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.

A fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps generally will be limited to hedging involving either specific transactions or portfolio positions except as described below. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

A fund generally will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

A fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which a fund has or in which a fund expects to have portfolio exposure.


To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a fund's portfolio is exposed is difficult to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of a fund's portfolio securities are or are expected to be denominated, in exchange for US dollars. The amount of the commitment or option would not exceed the value of a fund's securities denominated in correlated currencies. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that a fund is engaging in proxy hedging. If a fund enters into a currency hedging transaction, a fund will comply with the asset segregation requirements described below.


Combined Transactions. A fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Advisor, it is in the best interests of a fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Advisor's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which a fund may enter are interest rate, index and other swaps and the purchase or sale of related caps, floors and collars. A fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities a fund anticipates purchasing at a later date. A fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream a fund may be obligated to pay. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

A fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as a fund will segregate assets (or enter into offsetting positions) to cover its obligations under swaps, the Advisor and a fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. A fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from an NRSRO or is determined to be of equivalent credit quality by the Advisor. If there is a default by the Counterparty, a fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Tax-exempt Custodial Receipts. Tax-exempt custodial receipts (the "Receipts") evidence ownership in an underlying bond that is deposited with a custodian for safekeeping. Holders of the Receipts receive all payments of principal and interest when paid on the bonds. Receipts can be purchased in an offering or from a financial counterparty (typically an investment bank). To the extent that any Receipt is illiquid, it is subject to a fund's limit on illiquid securities.

Third Party Puts. A fund may purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing a fund at specified intervals to tender (or "put") the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. A fund receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement, and in the event that there is a default in the payment of principal or interest, or downgrading of a bond to below investment grade, or a loss of the bond's tax-exempt status, the put option will terminate automatically, the risk to a fund will be that of holding such a long-term bond and the weighted average maturity of a fund's portfolio would be adversely affected.

These bonds coupled with puts may present the same tax issues as are associated with Stand-By Commitments. As with any Stand-By Commitments acquired by a fund, a fund intends to take the position that it is the owner of any municipal obligation acquired subject to a third-party put, and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Internal Revenue Service will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees and swap payments, in relation to various regulated investment company tax provisions is unclear. However, the Advisor seeks to manage a fund's portfolio in a manner designed to minimize any adverse impact from these investments.

US Government Securities. There are two broad categories of US
Government-related debt instruments: (a) direct obligations of the US Treasury, and (b) securities issued or guaranteed by US Government agencies.

Examples of direct obligations of the US Treasury are Treasury Bills, Notes, Bonds and other debt securities issued by the US Treasury. These instruments are backed by the "full faith and credit" of the United States. They differ primarily in interest rates, the length of maturities and the dates of issuance. Treasury bills have original maturities of one year or less. Treasury notes have original maturities of one to ten years and Treasury bonds generally have original maturities of greater than ten years.

Some agency securities are backed by the full faith and credit of the United States (such as Maritime Administration Title XI Ship Financing Bonds and Agency for International Development Housing Guarantee Program Bonds) and others are backed only by the rights of the issuer to borrow from the US Treasury (such as Federal Home Loan Bank Bonds and Federal National Mortgage Association Bonds), while still others, such as the securities of the Federal Farm Credit Bank, are supported only by the credit of the issuer. With respect to securities supported only by the credit of the issuing agency or by an additional line of credit with the US Treasury, there is no guarantee that the US Government will provide support to such agencies and such securities may involve risk of loss of principal and interest.

US Government Securities may include "zero coupon" securities that have been stripped by the US Government of their unmatured interest coupons and collateralized obligations issued or guaranteed by a US Government agency or instrumentality.

Interest rates on US Government obligations may be fixed or variable. Interest rates on variable rate obligations are adjusted at regular intervals, at least annually, according to a formula reflecting then current specified standard rates, such as 91-day US Treasury bill rates. These adjustments generally tend to reduce fluctuations in the market value of the securities.

The government guarantee of the US Government Securities in a fund's portfolio does not guarantee the net asset value of the shares of a fund. There are market risks inherent in all investments in securities and the value of an investment in a fund will fluctuate over time. Normally, the value of investments in US Government Securities varies inversely with changes in interest rates. For example, as interest rates rise the value of investments in US Government Securities will tend to decline, and as interest rates fall the value of a fund's investments will tend to increase. In addition, the potential for appreciation in the event of a decline in interest rates may be limited or negated by increased principal prepayments with respect to certain Mortgage-Backed Securities, such as GNMA Certificates. Prepayments of high interest rate Mortgage-Backed Securities during times of declining interest rates will tend to lower the return of a fund and may even result in losses to a fund if some securities were acquired at a premium. Moreover, during periods of rising interest rates, prepayments of Mortgage-Backed Securities may decline, resulting in the extension of a fund's average portfolio maturity. As a result, a fund's portfolio may experience greater volatility during periods of rising interest rates than under normal market conditions.

When-Issued Securities. A fund may from time to time purchase equity and debt securities on a "when-issued," "delayed delivery" or "forward delivery" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the securities takes place at a later date. During the period between purchase and settlement, no payment is made by a fund to the issuer and no interest accrues to a fund. When a fund purchases such securities, it immediately assumes the risks of ownership, including the risk of price fluctuation. Failure to deliver a security purchased on this basis may result in a loss or missed opportunity to make an alternative investment.

To the extent that assets of a fund are held in cash pending the settlement of a purchase of securities, a fund would earn no income. While such securities may be sold prior to the settlement date, a fund intends to purchase them with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a fund makes the commitment to purchase a security on this basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the securities may be more or less than the purchase price. A fund will establish a segregated account in which it will maintain cash and liquid securities equal in value to commitments for such securities.

Master/feeder Fund Structure. The Board of Trustees has the discretion to retain the current distribution arrangement for a Fund while investing in a master fund in a master/feeder fund structure as described below.

A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

                             MANAGEMENT OF THE FUNDS

Investment Advisor

On April 5, 2002, Zurich Scudder Investments, Inc. ("Scudder"), the investment advisor for each Fund, was acquired by Deutsche Bank AG. Upon the closing of this transaction, Scudder became part of Deutsche Asset Management ("DeAM") and changed its name to Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"). DeIM, which is part of Deutsche Asset Management, is the investment advisor for each Fund. Under the supervision of the Board of Trustees of the Fund, DeIM, with headquarters at 345 Park Avenue, New York, New York, makes the Fund's investment decisions, buys and sells securities for the Fund and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. The Fund's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.


DeAM is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company. DeAM is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles. DeIM is an indirect, wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

DeIM is one of the most experienced investment counsel firms in the US. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 Scudder introduced Scudder International Fund, Inc., the first mutual fund available in the US investing internationally in securities of issuers in several foreign countries. The predecessor firm to DeIM reorganized from a partnership to a corporation on June 28, 1985. On December 31, 1997, Zurich Insurance Company ("Zurich") acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name was changed to Scudder Kemper Investments, Inc. On January 1, 2001, Scudder changed its name from Scudder Kemper Investments, Inc. to Zurich Scudder Investments, Inc. On April 5, 2002, 100% of Scudder, not including certain UK operations (known as Threadneedle Investments), was acquired by Deutsche Bank AG.


The Advisor manages each Fund's daily investment and business affairs subject to the policies established by the Trust's Board of Trustees.

Pursuant to an investment management agreement (the "Agreement") with each Fund, the Advisor acts as each Fund's investment advisor, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services and permits its officers and employees to serve without compensation as trustees or officers of one or more funds if elected to such positions. To the extent permissible by law, the Advisor may appoint certain of its affiliates as sub-advisors to perform certain of the Advisor's duties.

The principal source of the Advisor's income is professional fees received from providing continuous investment advice, and the Advisor derives no income from brokerage or underwriting of securities. Today it provides investment counsel for many individuals and institutions, including insurance companies, industrial corporations, and financial and banking organizations, as well as providing investment advice to open- and closed-end SEC registered funds.


The Advisor maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Advisor receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Advisor's clients. However, the Advisor regards this information and material as an adjunct to its own research activities. The Advisor's international investment management team travels the world researching hundreds of companies. In selecting securities in which a Fund may invest, the conclusions and investment decisions of the Advisor with respect to a Fund are based primarily on the analyses of its own research department.

In certain cases, the investments for a Fund are managed by the same individuals who manage one or more other mutual funds advised by the Advisor that have similar names, objectives and investment styles. You should be aware that a Fund is likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of a Fund can be expected to vary from those of these other mutual funds.

Certain investments may be appropriate for a Fund and also for other clients advised by the Advisor. Investment decisions for a Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Fund. Purchase and sale orders for a Fund may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results to a Fund.

The current Agreements, dated April 5, 2002, for each Fund were last approved by the Trustees on August 12, 2002 for Scudder Massachusetts Tax-Free Fund and September 26, 2002 for Scudder California Tax-Free Income Fund, Scudder Florida Tax-Free Income Fund, and Scudder New York Tax-Free Income Fund. The Agreements had an initial term ending September 30, 2002 and continue from year to year thereafter only if their continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreements or interested persons of the Advisor or the Trusts, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trusts' Trustees or of a majority of the outstanding voting securities of the Fund.

The Agreements may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminates in the event of their assignment.


Under each Agreement, the Advisor regularly provides each Fund with continuing investment management consistent with each Fund's investment objective, policies and restrictions and determines what securities shall be purchased, held or sold and what portion of a Fund's assets shall be held uninvested, subject to the Trust's Declaration of , By-Laws, the 1940 Act, the Code and to each Fund's investment objective, policies and restrictions, and subject, further, to such policies and instructions as the Board of Trustees of the Trust may from time to time establish. The Advisor also advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of each Fund.

Under each Fund's Agreement, the Advisor also renders administrative services (not otherwise provided by third parties) necessary for each Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to a Fund (such as each Fund's transfer agent, pricing agents, Custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of each Funds' federal, state and local tax returns; preparing and filing each Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of each Fund under applicable federal and state securities laws; maintaining each Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing the accounting policies of each Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring each Fund's operating budget; processing the payment of each Fund's bills; assisting each Fund in, and otherwise arranging for, the payment of distributions and dividends; and otherwise assisting each Fund in the conduct of its business, subject to the direction and control of the Trustees.

The current advisory fee rates are accrued daily and payable monthly at the annual rate shown below:


                                  Scudder California        Scudder Florida        Scudder New York
Average Daily Net Assets         Tax-Free Income Fund    Tax-Free Income Fund    Tax-Free Income Fund
------------------------         --------------------    --------------------    --------------------

$0-$250 million                          0.55%                   0.55%                  0.55%
$250 million - $1 billion                0.52%                   0.52%                  0.52%
$1 billion - $2.5 billion                0.50%                   0.50%                  0.50%
$2.5 billion - $5 billion                0.48%                   0.48%                  0.48%
$5.0 billion - $7.5 billion              0.45%                   0.45%                  0.45%
$7.5 billion - $10 billion               0.43%                   0.43%                  0.43%
$10 billion - $12.5 billion              0.41%                   0.41%                  0.41%
Over $12.5 billion                       0.40%                   0.40%                  0.40%


                                 Scudder Massachusetts
Average Daily Net Assets             Tax-Free Fund
------------------------             -------------

$0-$400 million                          0.60%
$400 million - $1 billion                0.525%
After $1.0 billion                       0.50%


The advisory fee is payable monthly provided that the Fund will make such interim payments as may be requested by the Advisor not to exceed 75% of the amount of the fees than accrued in the books of the Fund and unpaid.

The advisory fees paid by each Fund for its last three fiscal years are shown in the table below.


--------------------------------------------------------------------------------------------------------------
Fund                                               Fiscal 2003     Fiscal 2002    Fiscal 2001     Fiscal 2000
----                                               -----------     -----------    -----------     -----------
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Scudder California Tax-Free Income Fund                    NA      $5,634,690    $4,451,538        $4,239,099
--------------------------------------------------------------------------------------------------------------
Scudder Florida Tax-Free Income Fund                       NA        $399,475      $404,352          $454,274
--------------------------------------------------------------------------------------------------------------
Scudder Massachusetts Tax-Free Fund                $3,142,894      $2,896,929    $2,594,528        $2,372,716
--------------------------------------------------------------------------------------------------------------
Scudder New York Tax-Free Income Fund                      NA      $2,067,868    $1,355,595        $1,242,994
--------------------------------------------------------------------------------------------------------------


Under its investment management agreement, a Fund is responsible for all of its other expenses including: organizational costs, fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; insurance; taxes and governmental fees; the fees and expenses of the Transfer Agent; any other expenses of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of a Fund who are not affiliated with the Advisor; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. A Fund may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Fund. A Fund is also responsible for its expenses of shareholders' meetings, the cost of responding to shareholders' inquiries, and its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees of the Fund with respect thereto.

Each Agreement identifies the Advisor as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Scudder Investments" and "Scudder, Stevens and Clark, Inc." (together, the "Scudder Marks"). Under this license, the Trust, with respect to a Fund, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Trust's investment products and services. The term "Scudder Investments" is the designation given to the services provided by Zurich Scudder Investments, Inc. and its affiliates to the Scudder Mutual Funds.

In reviewing the terms of each Agreement and in discussions with the Advisor concerning such Agreement, the Trustees of the Trust who are not "interested persons" of the Advisor are represented by independent counsel at the Funds' expense.

Each Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its obligations and duties under the Agreement.

Officers and employees of the Advisor from time to time may have transactions with various banks, including the Funds' custodian bank. It is the Advisor's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.

Administrative Agreement


Since June 18, 2001, each Fund has had an administrative services agreement with the Advisor (the "Administrative Agreement") pursuant to which the Advisor will provide or pay others to provide substantially all of the administrative services required by each Fund (other than those provided by the Advisor under its investment management agreement with each Fund, as described above) in exchange for the payment by each Fund of an administrative services fee (the "Administrative Fee") of 0.075% for Scudder California Tax-Free Income Fund, 0.100% for Scudder Florida Tax-Free Income Fund, 0.125% for Scudder New York Tax-Free Income Fund and 0.175% for Scudder Massachusetts Tax-Free Fund for Class A, 0.125% for Scudder California Tax-Free Income Fund, 0.150% for Scudder Florida Tax-Free Income Fund, 0.175% for Scudder New York Tax-Free Income Fund and 0.225% for Scudder Massachusetts Tax-Free Fund for Class B, 0.175% for Scudder California Tax-Free Income Fund, 0.125% for Scudder Florida Tax-Free Income Fund, 0.150% for Scudder New York Tax-Free Income Fund and 0.200% for Scudder Massachusetts Tax-Free Fund for Class C of the average daily net assets of the applicable class. One effect of this arrangement is to make each Fund's future expense ratio more predictable. However, each Fund will not benefit from economies of scale derived from increases in assets.

For Scudder California Tax-Free Income Fund for the fiscal year ended August 31, 2002, the Administrative Fee paid to the Fund amounted to $1,061,101.

For Scudder Florida Tax-Free Income Fund for the fiscal year ended August 31, 2002, the Administrative Fee paid to the Fund amounted to $75,642.

For Scudder Massachusetts Tax-Free fund for the fiscal year ended March 31, 2003, the Administrative Fee paid to the Fund amounted to $818,907.

For Scudder New York Tax-Free Income Fund for the fiscal year ended August 31, 2002, the Administrative Fee paid to the Fund amounted to $498,332.


Various third-party service providers (the "Service Providers"), some of which are affiliated with the Advisor, provide certain services to the Fund pursuant to separate agreements with each Fund.

The Advisor will pay the Service Providers for the provision of their services to each Fund and will pay most other fund expenses, including insurance, registration, printing and postage fees. In return, each Fund will pay the Advisor an Administrative Fee.


The Administrative Agreement has an initial term ending September 30, 2003, subject to earlier termination by each Fund's Board. The Administrative Agreement will continue in effect on an annual basis thereafter, provided that such continuance is approved at least annually by a majority of the Trustees, including the independent Trustees. The fee payable by each Fund to the Advisor pursuant to the Administrative Agreement is reduced by the amount of any credit received from each Fund's custodian for cash balances.

The Administrative Agreement will terminate effective September 30, 2003. Without the Administrative Agreement, fees paid by each class of shares for administrative services currently paid and provided pursuant to the Administrative Agreement may be higher. However, effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain each fund's total administrative and management expense at .80% for each class of shares excluding certain expenses such as taxes, brokerage, interest, 12b-1 and/or service fees and trustee and trustee counsel expenses.


Certain expenses of each Fund will not be borne by the Advisor under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses; and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). In addition, each Fund will continue to pay the fees required by its investment management agreement with the Advisor.

The Advisor may serve as advisor to other funds with investment objectives and policies similar to those of a Fund that may have different distribution arrangements or expenses, which may affect performance.

None of the officers or Trustees of a Trust may have dealings with a Fund as principals in the purchase or sale of securities, except as individual subscribers to or holders of shares of the Fund.

The term Scudder Investments is the designation given to the services provided by the Advisor and its affiliates to the Scudder Family of Funds.


Board Considerations in connection with the Annual Renewal of Investment Agreement for Scudder Massachusetts Tax-Free Fund

The Trustees approved the continuation of the Fund's current investment management agreement in August 2002. In connection with their deliberations, the Trustees considered such information and factors as they believed, in the light of the legal advice furnished to them by their independent legal counsel and their own business judgment, to be relevant to the interests of the shareholders of the Funds. The factors considered by the Trustees included, among others, the nature, quality and extent of services provided by the Advisor to the Funds; investment performance, both of the Funds themselves and relative to appropriate peer groups and market indices; investment management fees, expense ratios and asset sizes of the Funds themselves and relative to appropriate peer groups; the Advisor's profitability from managing the Funds and other investment companies managed by the Advisor before marketing expenses paid by the Advisor; and possible economies of scale; and possible financial and other benefits to the Advisor from serving as investment adviser and from affiliates of the Advisor providing various services to the Funds. In assessing the possible financial and other benefits to the Advisor and its affiliates, the benefits considered by the Trustees included research services available to the Advisor by reason of brokerage business generated by the Funds.

The Trustees requested and received extensive information from the Advisor in connection with their consideration of the factors cited above. The Trustees met privately with their independent legal counsel on several occasions to review this information, and requested and received additional information on a range of topics. In conducting their review, the Trustees also considered the Advisor's recent acquisition by Deutsche Bank AG, including the possible effects of this transaction and the resulting organizational changes on the utility of certain historic information regarding the Funds and the Advisor. To the extent they deemed it relevant, the Trustees also considered the extensive materials they had requested and received in connection with their consideration of Deutsche Bank AG's recent acquisition of the Advisor.


Board's Approval of New Investment Management Agreements for Scudder California Tax-Free Income Fund, Scudder Florida Tax-Free Income Fund and Scudder New York Tax-Free Income Fund

The Board of Scudder California Tax-Free Income Fund, Scudder Florida Tax-Free Income Fund and Scudder New York Tax-Free Income Fund approved a new investment management agreement with the Advisor for each Fund at a special meeting on February 4, 2002, subject to approval by shareholders, which was obtained on March 28, 2002. The new investment management agreements took effect on April 5, 2002, in conjunction with the consummation of a transaction in which Deutsche Bank AG ("Deutsche Bank") acquired 100% of the outstanding voting securities of the Advisor.


The terms of each new investment management agreement are substantially identical to the terms of the former investment management agreement, the renewal of which the Board had approved on September 26, 2001, except that the new management agreement permits the Advisor to appoint certain of its affiliates as Subadvisors to perform certain of its duties.

In considering whether to approve the new investment management agreement for each Fund, the Board was given extensive information about the proposed change in control of the Advisor. The Board also met many times to discuss the transaction with Deutsche Bank, and the Independent Trustees met numerous times separately. Throughout the process, the Independent Trustees had the assistance of legal counsel, who advised them on, among other things, their duties and obligations. In addition, the Independent Trustees engaged various consultants to help them evaluate the proposed transaction.

In connection with its review of the new investment management agreement, the Board obtained substantial information regarding: the management, financial position and business of Deutsche Bank; the history of Deutsche Bank's business and operations; the investment performance of the investment companies advised by Deutsche Asset Management; the proposed structure, operations and investment processes of the combined investment management organization after the transaction; and the future plans of Deutsche Bank and the Advisor with respect to the Advisor's affiliated entities and the Funds. The Board also received information regarding the terms of the transaction, anticipated management of the combined organization, the resources that Deutsche Bank intended to bring to the combined organization and the process being followed by Deutsche Bank and the Advisor to integrate their organizations. The Board also reviewed current and pro forma staffing and financial information for the combined organization, along with Deutsche Bank's plans to reduce its expenses through reduction of organizational redundancies and the achievement of synergies and efficiencies.

Deutsche Bank identified to the Board one of the key focuses of the transaction as being the creation of a single disciplined, globally integrated investment management organization combining the strengths of the various investment advisory entities that comprise Deutsche Asset Management and the Advisor. The Independent Trustees met with the chief global investment officer of the proposed combined organization, who articulated Deutsche Bank's plan to create a global research-centric investment management organization. The Board considered that Deutsche Bank proposed a new chief global investment officer and other significant personnel changes for the Advisor. The Board considered the experience and track records of identified senior investment personnel that would be part of the combined investment management organization. The Board also considered the proposed structure of the combined trading platform, including the use of brokerage commissions to generate "soft dollars" to pay for research-related services and proposed policies, procedures and practices with respect to trading with Deutsche Bank and its affiliates. The Board considered Deutsche Bank's plans for distribution and marketing, shareholder servicing, investment operations, accounting and administration.

Board Considerations in Connection with Annual Renewal of Investment Management Agreements for Scudder California Tax-Free Income Fund, Scudder Florida Tax-Free Income Fund and Scudder New York Tax-Free Income Fund


The Board of Trustees approved the renewal of each Fund's advisory contract on September 26, 2002. As part of the annual contract review process, commencing in July, 2002, the Board, as a whole, the Independent Trustees, separately, and each Fund's Oversight Committee met on several occasions to consider the renewal of each Fund's investment management agreement. The Oversight Committee initially analyzed and reviewed extensive materials, received responses from the Advisor and received advice from counsel. The Committee presented their findings and recommendations to the Independent Trustees as a group. The Independent Trustees then reviewed the Committee's findings and recommendations and presented their recommendations to the full Board. At a meeting on September 26, 2002, the Board concluded that the terms of the investment management agreements for each Fund are fair and reasonable and the continuance of each agreement is in the best interest of each Fund.

In connection with their meetings, the Oversight Committee and the Board received comprehensive materials from the Advisor and from independent sources relating to the management fees charged and services provided, including information about (i) the nature and quality of services provided by the Advisor; (ii) the management fees, expense ratios and asset sizes of the Funds relative to peer groups; (iii) the level of the Advisor's profits with respect to the management of the Funds, including the methodology used to allocate costs among funds advised by the Advisor; (iv) the short-term and long-term performance of the Funds relative to appropriate peer groups and one or a combination of market indices; (v) fall-out benefits to the Advisor from its relationship to the Funds, including revenues derived from services provided to the Funds by affiliates of the Advisor; and (vi) the potential benefits to the Advisor, the Funds and their shareholders of receiving research services from broker/dealer firms in connection with the allocation of portfolio transactions to such firms.

Investment Performance. The Board reviewed each Fund's investment performance as well as the performance of a peer group of funds, and the performance of an appropriate index or combination of indices. The Board considered short-term and long-term performance, as well as the factors contributing to underperformance of certain funds advised by the Advisor and steps taken by the Advisor to improve such underperformance. In particular, the Board has requested the Advisor to identify Scudder funds whose performance ranks in the lowest quartile of their peer group ("Focus Funds") and to provide more frequent reports of steps to monitor and improve performance of the Focus Funds.

Fees and Expenses. The Board considered each Fund's management fee rates, expense ratios and asset sizes relative to an appropriate peer group of funds, including information about the effect of the unitary fee structure under the administration agreement and expense limitation commitments from the Advisor.

Profitability. The Board considered the level of the Advisor's profits with respect to the management of each Fund, including a review of the Advisor's methodology in allocating its costs to the management of the Funds. The Board considered the profits realized by the Advisor in connection with the operation of each Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Board also considered the Advisor's overall profit margins in comparison with available industry data.

Economies of Scale. The Board considered whether there have been economies of scale with respect to the management of each Fund and whether the Fund has appropriately benefited from any economies of scale. The Board considered whether the management fee rate is reasonable in relation to the asset size of the Fund.

Advisor Personnel and Methods. The Board considered the size, education and experience of the Advisor's staff, its use of technology and its approach to recruiting, training and retaining portfolio managers and other research and management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, cost and extent of administrative and shareholder services performed by the Advisor and its affiliated companies.

Other Benefits to the Advisor. The Board also considered the character and amount of other incidental benefits received by the Advisor and its affiliates, including the receipt of research through the use of soft dollars.

AMA InvestmentLink(SM) Program


Scudder Massachusetts Tax-Free Fund: Pursuant to an agreement between the Advisor and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, the Advisor has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by the Advisor with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLink(SM) Program. The Advisor will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833in connection with these arrangements. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment advisor or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLink(SM) Program will be a customer of the Advisor (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLink(SM) is a service mark of AMA Solutions, Inc.]

Codes of Ethics

The Funds, the Advisor, and the Funds' principal underwriter have each adopted codes of ethics under rule 17j-1 under the 1940 Act. Trustees, officers of the Trusts and employees of the Advisor and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Funds, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Advisor's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. Among other things, the Advisor's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Advisor's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.


                             FUND SERVICE PROVIDERS

Principal Underwriter and Administrator


Pursuant to an Underwriting and "Distribution Services Agreement ("Distribution Agreement"), Scudder Distributors, Inc. ("SDI"), 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Advisor, is the principal underwriter, distributor and administrator for the Class A, Class B and Class C shares of each Fund and acts as agent of each Fund in the continuous offering of its Shares. The Distribution Agreement for Scudder California Tax-Free Income Fund, Scudder Florida Tax-Free Income Fund, Scudder Massachusetts Tax-Free Fund and Scudder New York Tax-Free Income Fund, dated April 5, 2002 was last approved by the Trustees on August 12, 2002 for Scudder Massachusetts Tax-Free Fund and September 26, 2002 for Scudder California Tax-Free Income Fund, Scudder Florida Tax-Free Income Fund and Scudder New York Tax-Free Fund. The Distribution Agreements had an initial term ending until September 30, 2002 and continue from year to year thereafter only if their continuance is approved for each class at least annually by a vote of the Board members of the Fund, including the Trustees who are not interested persons of the Funds and who have no direct or indirect financial interest in the Distribution Agreements.

Each Distribution Agreement continues in effect from year to year so long as such continuance is approved for each class at least annually by a vote of the Board of Trustees of each Fund, including the Trustees who are not interested persons of each Fund and who have no direct or indirect financial interest in the Agreement. Each Distribution Agreement automatically terminates in the event of its assignment and may be terminated for a class at any time without penalty by each Fund or by SDI upon 60 days' notice. Termination by each Fund with respect to a class may be by vote of (i) a majority of the Board members who are not interested persons of each Fund and who have no direct or indirect financial interest in the Distribution Agreement, or (ii) a "majority of the outstanding voting securities" of the class of each Fund, as defined under the 1940 Act. All material amendments must be approved by the Board of Trustees in the manner described above with respect to the continuation of the Agreement. The provisions concerning continuation, amendment and termination of a Distribution Agreement are on a series by series and class by class basis.

SDI bears all of its expenses of providing services pursuant to the Distribution Agreement, including the payment of any commissions. The Fund pays the cost for the prospectus and shareholder reports to be typeset and printed for existing shareholders, and SDI, as principal underwriter, pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. SDI also pays for supplementary sales literature and advertising costs. As indicated under "Purchase of Shares," SDI retains the sales charge upon the purchase of shares and pays or allows concessions or discounts to firms for the sale of the Funds' shares. SDI receives no compensation from the funds as principal underwriter for Class A shares. SDI receives compensation from the Funds as principal underwriter for Class B and Class C shares.

Shareholder and administrative services are provided to each Fund on behalf of Class A, Class B and Class C shareholders under a Shareholder Services Agreement (the "Services Agreement") with SDI. The Services Agreement continues in effect from year to year so long as such continuance is approved for the Fund at least annually by a vote of the Board of the applicable Fund, including the Board members who are not interested persons of the Fund and who have no direct or indirect financial interest in the Services Agreement. The Services Agreement automatically terminates in the event of its assignment and may be terminated at any time without penalty by the Fund or by SDI upon 60 days' notice. Termination with respect to the Class A, B or C shares of a Fund may be by a vote of (i) the majority of the Board members of the Fund who are not interested persons of the Fund and who have no direct or indirect financial interest in the Services Agreement, or (ii) a "majority of the outstanding voting securities" of the Class A, B or C shares, as defined under the 1940 Act. The Services Agreement may not be amended for a class to increase materially the fee to be paid by the Fund without approval of a majority of the outstanding voting securities of such class of the Fund, and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the Services Agreement.

Under the Services Agreement, SDI may provide or appoint various broker-dealer firms and other service or administrative firms ("firms") to provide information and services to investors in a Fund. Typically, SDI appoints firms that provide services and facilities for their customers or clients who are investors in a Fund. Firms appointed by SDI provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding a Fund, providing assistance to clients in changing dividend and investment options, account designations and addresses and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation.

SDI bears all of its expenses of providing those services pursuant to the Services Agreement, including the payment of a service fee to firms (as defined below). As indicated under the Rule 12b-1 Plan, SDI receives compensation from the Funds for its services under the Services Agreement.


Rule 12b-1 Plans


Each Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (each a "Rule 12b-1 Plan") that provides for fees payable as an expense of the Class B shares and Class C shares that are used by SDI to pay for distribution services for those classes. Pursuant to each Rule 12b-1 Plan, shareholder and administrative services are provided to the applicable Fund on behalf of its Class A, B and C shareholders under each Fund's Services Agreement with SDI. Because 12b-1 fees are paid out of Fund assets on an ongoing basis, they will, over time, increase the cost of an investment and may cost more than other types of sales charges.

The Rule 12b-1 distribution plans for Class B and Class C shares provide alternative methods for paying sales charges and may help funds grow or maintain asset levels to provide operational efficiencies and economies of scale. Rule 12b-1 service plans provide compensation to SDI or intermediaries for post-sales servicing. Since each Distribution Agreement provides for fees payable as an expense of the Class B shares and the Class C shares that are used by SDI to pay for distribution and services for those classes, the agreement is approved and reviewed separately for the Class B shares and the Class C shares in accordance with Rule 12b-1 under the 1940 Act, which regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing its shares. The Distribution Agreement may not be amended to increase the fee to be paid by a Fund with respect to a class without approval by a majority of the outstanding voting securities of such class of the Fund. Similarly, the Services Agreement is approved and reviewed separately for the Class A shares, Class B shares and Class C shares in accordance with Rule 12b-1.

If a Rule 12b-1 Plan is terminated in accordance with its terms, the obligation of the applicable Fund to make payments to SDI pursuant to the Rule 12b-1 Plan will cease and the Fund will not be required to make any payments past the termination date. Thus, there is no legal obligation for a Fund to pay any expenses incurred by SDI other than fees payable under a Rule 12b-1 Plan, if for any reason the Rule 12b-1 Plan is terminated in accordance with its terms. Future fees under the Plan may or may not be sufficient to reimburse SDI for its expenses incurred.

Class B and Class C Shares

Distribution Services. For its services under the Distribution Agreement, SDI receives a fee from each Fund under its Rule 12b-1 Plan, payable monthly, at the annual rate of 0.75% of average daily net assets of the Fund attributable to its Class B shares. This fee is accrued daily as an expense of Class B shares. SDI also receives any contingent deferred sales charges paid with respect to Class B shares. SDI currently compensates firms for sales of Class B shares at a commission rate of 3.75%.

For its services under the Distribution Agreement, SDI receives a fee from each Fund under its Rule 12b-1 Plan, payable monthly, at the annual rate of 0.75% of average daily net assets of the Fund attributable to Class C shares. This fee is accrued daily as an expense of Class C shares. SDI currently advances to firms the first year distribution fee at a rate of 0.75% of the purchase price of Class C shares. For periods after the first year, SDI currently pays firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of 0.75% of net assets attributable to Class C shares maintained and serviced by the firm. This fee continues until terminated by SDI or the applicable Fund. SDI also receives any contingent deferred sales charges paid with respect to Class C shares.

Class A, Class B and Class C Shares

Shareholder Services. For its services under the Services Agreement, SDI receives a shareholder services fee from each Fund under a Rule 12b-1 Plan, payable monthly, at an annual rate of up to 0.25% of the average daily net assets of Class A, B and C shares of that Fund.

With respect to Class A Shares of a Fund, SDI pays each firm a service fee, payable quarterly, at an annual rate of up to 0.25% of the net assets in Fund accounts that it maintains and services attributable to Class A Shares of a Fund, commencing with the month after investment. With respect to Class B and Class C Shares of a Fund, SDI currently advances to firms the first-year service fee at a rate of up to 0.25% of the purchase price of such shares. For periods after the first year, SDI currently intends to pay firms a service fee at a rate of up to 0.25%(calculated monthly and paid quarterly) of the net assets attributable to Class B and Class C shares of the Fund maintained and serviced by the firm. Firms to which service fees may be paid include affiliates of SDI. In addition SDI may, from time to time, pay certain firms from it own resources additional amounts for ongoing administrative services and assistance provided to their customers and clients who are shareholders of a Fund.


SDI also may provide some of the above services and may retain any portion of the fee under the Services Agreement not paid to firms to compensate itself for shareholder or administrative functions performed for a Fund. Currently, the shareholder services fee payable to SDI is payable at an annual rate of up to 0.25% of net assets based upon Fund assets in accounts for which a firm provides administrative services and at the annual rate of 0.15% of net assets based upon Fund assets in accounts for which there is no firm of record (other than SDI) listed on a Fund's records. The effective shareholder services fee rate to be charged against all assets of each Fund while this procedure is in effect will depend upon the proportion of Fund assets that is held in accounts for which a firm of record provides shareholder services. The Board of each Fund, in its discretion, may approve basing the fee to SDI at the annual rate of 0.25% on all Fund assets in the future.

Prior to the implementation of the Rule 12b-1 Plan, the administrative service fees were paid by each Fund under the Services Agreement as set forth below:

Fund                       Fiscal Year       Class A       Class B       Class C
----                       -----------       -------       -------       -------


________ Fund                  2001             $             $             $
                               2000             $             $             $

________ Fund                  2001             $             $             $
                               2000             $             $             $

Expenses of the Funds paid in connection with the Rule 12b-1 Plans for each class of shares are set forth below. A portion of the marketing and sales and operating expenses shown below could be considered overhead expenses.



                                                    Shareholder Services Fees under
                                                    Rule 12b-1 for Fiscal Year 2002
                         -------------------------------------------------------------------------------------
Fund                           Shareholder                                     Shareholder       Shareholder
                                Services               Shareholder         Service Fees Paid    Service Fees
                               Fees Paid by           Service Fees              by SDI to         Retained
                               Fund to SDI*       Paid by SDI to Firms**    Affiliated Firms       by SDI
                               ------------       ----------------------    ----------------       ------

________ Fund
Class A
Class B
Class C

_________ Fund
Class A
Class B
Class C

* Prior to July 1, 2001 fees paid under the Services Agreements were paid at the same rate described above; however, such fees were not paid pursuant to a Fund's Rule 12b-1 Plan.


**    Including affiliated firms.

                             PORTFOLIO TRANSACTIONS


The Advisor is responsible for placing the orders for the purchase and sale of portfolio securities, including the allocation of brokerage.

The primary objective of the Advisor in placing orders for the purchase and sale of securities for a Fund is to obtain the most favorable net results, taking into account such factors, among others, as price, commission (where applicable), size of order, difficulty of execution and skill required of the executing broker/dealer. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions paid with commissions charged on comparable transactions, as well as by comparing commissions paid by a Fund to reported commissions paid by others. The Advisor routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

A Fund's purchases and sales of fixed-income securities are generally placed by the Advisor with primary market makers for these securities on a net basis, without any brokerage commission being paid by a Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

When it can be done consistently with the policy of obtaining the most favorable net results, the Advisor may place such orders with broker/dealers who supply research services to the Advisor or a Fund. The term "research services," may include, but is not limited to, advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Advisor is authorized when placing portfolio transactions, if applicable, for a Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research services. The Advisor has negotiated arrangements, which are not applicable to most fixed-income transactions, with certain broker/dealers pursuant to which a broker/dealer will provide research services to the Advisor or a Fund in exchange for the direction by the Advisor of brokerage transactions to the broker/dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. Although certain research services from broker/dealers may be useful to a Fund and to the Advisor, it is the opinion of the Advisor that such information only supplements its own research effort since the information must still be analyzed, weighed and reviewed by the Advisor's staff. Such information may be useful to the Advisor in providing services to clients other than a Fund and not all such information is used by the Advisor in connection with a Fund. Conversely, such information provided to the Advisor by broker/dealers through whom other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to a Fund.


When selecting a broker-dealer to effect portfolio transactions on behalf of a Fund, the Advisor may, provided that it can be done consistently with the policy of obtaining the most favorable net results, consider the activities of the broker-dealer in selling shares of any Scudder-branded (funds marketed with the Scudder name), open-end investment company. The Advisor has informed the Board of each Scudder-branded, open-end investment company of these practices and has undertaken to provide to the Boards regular reports about its selection of broker-dealers to effect portfolio transactions. The Advisor believes that these reports are important because it recognizes that it or its affiliates may derive some benefit from these practices. The Advisor and its affiliates expect that each of the Funds will benefit by the direction of orders of the Funds to broker-dealers in consideration of those broker-dealers' sales of the Scudder-branded, open-end funds in general.

For the fiscal year ended [FYE], [_____], [______] and [_____], [Name of Fund] paid $______, $_____ and $______ in commissions, of which $______, $______ and
$______ was retained by the Distributor. For the fiscal year ended [FYE], [_____], [______] and [_____], [Name of Fund] paid $______, $_____ and $______
in commissions, of which $______, $______ and $______ was retained by the Distributor. [Repeat as necessary]

                                  Percentage of    Dollar Amount       Dollar
                                  Transactions           of           Amount of
                 Percentage of      Involving       Commissions     Transactions
                  Commissions      Commissions        Paid to         Allocated
                    Paid to          Paid to        Brokers for          for
                   Affiliated      Affiliated         Research        Research
Name of Fund        Brokers          Brokers          Services        Services
------------        -------          -------          --------        --------


Portfolio Turnover

Portfolio turnover rate is defined by the SEC as the ratio of the lesser of sales or purchases to the monthly average value of such securities owned during the year, excluding all securities whose remaining maturities at the time of acquisition were one year or less.

Higher levels of activity by a Fund result in higher transaction costs and may also result in taxes on realized capital gains to be borne by the Fund's shareholders. Purchases and sales are made whenever necessary, in the Advisor's discretion, to meet a Fund's objective.


Portfolio turnover rates for the two most recent fiscal period for Scudder California Tax-Free Income Fund are as follows:

24% and 26% for the fiscal years ended August 31, 2002 and 2001.

Portfolio turnover rates for the two most recent fiscal period for Scudder Florida Tax-Free Income Fund are as follows:

14% and 15% for the fiscal years ended August 31, 2002 and 2001.

Portfolio turnover rates for the two most recent fiscal period from Scudder Massachusetts Tax-Free Fund are as follows:

37% and 30% for the fiscal years ended March 31, 2003 and 2002.

Portfolio turnover rates for the two most recent fiscal period for Scudder New York Tax-Free Income Fund are as follows:

24% and 17% for the fiscal years ended August 31, 2002 and 2001.

Independent Auditors and Reports to Shareholders

The financial highlights of Scudder California Tax-Free Income Fund, Scudder Florida Tax-Free Income Fund and Scudder New York Tax-Free Income Fund included in each Fund's prospectus and the Financial Statements of each Fund incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of Ernst & Young LLP, independent auditors, 200 Clarendon Street, Boston, MA 02116, given on the authority of said firm as experts in accounting and auditing. Ernst & Young LLP audits the financial statements of each Fund and provides other audit, tax, and related services. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

The financial highlights of Scudder Massachusetts Tax-Free Fund included in the Fund's prospectus and the Financial Statements of the Fund incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, independent auditors, 160 Federal Street, Boston, MA 02110, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP audits the financial statements of the Fund and provides other audit, tax and related services. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

Legal Counsel

Vedder, Price, Kaufman & Kammholz,, 222 South North LaSalle Street, Suite 2600, Chicago, Illinois 60601 acts as counsel for Scudder California Tax-Free Income Fund, Scudder Florida Tax-Free Income Fund and Scudder New York Tax-Free Income Fund.


Ropes and Gray LLP, One International Place, Boston, MA 02110 acts as counsel for Scudder Massachusetts Tax-Free Fund and the Independent Trustees.


Fund Accounting Agent


Scudder Fund Accounting Corporation (SFAC), Two International Place, Boston, Massachusetts, 02110-4103, a subsidiary of the Advisor, is responsible for determining the daily net asset value per share of the Funds and maintaining portfolio and general accounting records.

Scudder California Tax-Free Income Fund, Scudder Florida Tax-Free Income Fund and Scudder New York Tax-Free Income Fund

For the fiscal years August 31, 2002, 2001 and 2000, SFAC did not receive fees for its services from the Funds.

Massachusetts Fund

Prior to the implementation of the Administrative Agreement, the Fund paid SFAC an annual fee equal to 0.024% of the first $150 million of average daily net assets, 0.0070% of such assets in excess of $150 million, 0.004% of such assets in excess of $1 billion, plus holding and transaction charges for this service. For the fiscal years ended March 31, 1999 the amount charged to the Fund by SFAC amounted to $59,760. For the fiscal year ended March 31, 2000, the amount charged to the Fund by SFAC aggregated $68,895. Prior to July 31, 2000, the amount charged by SFAC aggregated $22,463.


Pursuant to a sub-accounting and administrator agreement among the Advisor, SFAC and State Street Bank and Trust Company ("SSB"), SFAC and the Advisor have delegated certain administrative and fund accounting functions to SSB under the investment management agreement and the fund accounting agreement, respectively. The costs and expenses of such delegation are borne by the Advisor and SFAC, not by the fund(s).

Payments to SFAC for the three most recent fiscal periods are as follows:

                       Fiscal Year       Fiscal Year       Fiscal Year
Fund                   Ended 2002        Ended 2001        Ended 2000
----                   ----------        ----------        ----------


Custodian, Transfer Agent and Shareholder Service Agent


Scudder State Street Bank and Trust Company ("SSB"), 225 Franklin Street, Boston, Massachusetts 02110, as custodian, has custody of all securities and cash of each Fund. The Custodian attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Funds.





Scudder California Tax-Free Income Fund, Scudder Florida Tax-Free Income Fund and Scudder New York Tax-Free Income Fund

SSB is also each Fund's transfer agent and dividend paying agent. Pursuant to an agreement with SSB, Scudder Investments Service Company ("SISC"), 811 Main Street, Kansas City, Missouri 64105-2005, an affiliate of the Advisor, serves as each Fund's transfer, dividend-paying agent and shareholder service agent for each Fund's Class A, B and C shares. SISC receives as transfer agent an annual account fee of $14.00 ($23.00 for retirement accounts) plus account set up charges, annual fees associated with the contingent deferred sales charges (Class B shares only), an asset based fee of 0.02% and out-of-pocket expense reimbursement. These fees are currently paid by the Advisor pursuant to the Administrative Agreement.

Scudder California Tax-Free Income Fund

Prior to June 18, 2001, the amount charged to Class A, B and C shares by SISC aggregated $256,315, $18,790, and $2,245, respectively.

Effective June 18, 2001, the above fees are paid by the Advisor in accordance with the Administrative Agreement.

Scudder Florida Tax-Free Income Fund

Prior to June 18, 2001, the amount charged to Class A, B and C shares by SISC aggregated $16,484, $918, and $281, respectively.

Effective June 18, 2001, the above fees are paid by the Advisor in accordance with the Administrative Agreement.

Scudder New York Tax-Free Income Fund

Prior to June 18, 2001, the amount charged to Class A, B and C shares by SISC aggregated $84,727, $8,984 and $1,441, respectively.

Effective June 18, 2001, the above fees are paid by the Advisor in accordance with the Administrative Agreement.

Scudder Massachusetts Tax-Free Fund

Scudder Investments Service Company ("SISC"), 811 Main Street, Kansas City, Missouri 64105-2005, an affiliate of the Advisor, is the Fund's transfer agent, dividend-paying agent and shareholder service agent for the Fund's Class A, B, and C shares. SISC receives as transfer agent, annual account fees of $5 per account, transaction and maintenance charges, annual fees associated with the contingent deferred sales charge (Class B shares only) and out-of-pocket expense reimbursement.

The above fees are paid by the Advisor in accordance with the Administrative Agreement.

Each Fund, or the Advisor (including any affiliate of the Advisor), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are generally held in an omnibus account.


Pursuant to a sub-transfer agency agreement between [Name of Transfer agent] and DST Systems, Inc. ("DST"), [Name of Transfer agent] had delegated certain transfer agent and dividend paying agent functions to DST. The costs and expenses of such delegation are born by [Name of Transfer agent], not by the fund(s).



                                   PERFORMANCE

Unless otherwise indicated, Class A performance information includes the effect of the maximum initial sales charge. Class B performance information includes the effect of the maximum contingent deferred sales charge. Class C performance includes the effect of the maximum initial sales charge and the maximum contingent deferred sales charge.

               Average Annual Total Returns (After Taxes on Distributions)

                                 P(1+T)^n = ATVD

Where:

      P       =      a hypothetical initial investment of $1,000
      T       =      average annual total return (after taxes on distributions)
      n       =      number of years
      ATVD    =      ending value of a hypothetical $1,000 payment made at
                     the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemptions

           Average Annual Total Returns (After Taxes on Distributions) for the
                               Period Ended [FYE]

                                      1 Year      5 Years      10 Years
                                      ------      -------      --------

Name of Fund -- Class                   %            %            %
                                        %            %
                                        %            %

Average annual total returns (after taxes on distributions) are based on historical earnings, calculated as described above, and are not intended to indicate future performance. Average annual total returns (after taxes on distributions) for the Fund or class will vary based on changes in market conditions and the level of the Fund's and class's expenses.]

   Average Annual Total Returns (After Taxes on Distributions and Redemption)
                           for the Period Ended [FYE]

                                P(1+T)^n = ATVDR

Where:

      P        =    a hypothetical initial investment of $1,000
                    average  annual total return (after taxes on  distributions
      T        =    and redemption)
      n        =    number of years
      ATVDR    =    ending value of a hypothetical $1,000 payment made at
                    the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemptions


After-tax returns are estimates based on the highest historical individual federal marginal income tax rates and do not reflect the effect, if any, of state and local taxes.


Average annual total returns (after taxes on distributions and redemption) are based on historical earnings, calculated as described above, and are not intended to indicate future performance. Average annual total returns (after taxes on distributions and redemption) for the Fund or class will vary based on changes in market conditions and the level of the Fund's and class' expenses.

Aggregate Total Returns (Before Taxes)

The Fund, when advertising aggregate total return before taxes [for a class of its shares], computes such returns by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                         Aggregate Return = (ERV/P) - 1

Where:

      P       =      a hypothetical initial investment of $1,000
      ERV     =      ending redeemable value of a hypothetical $1,000 payment
                     made at the beginning of the 1-, 5- or 10-year (or other) periods at the end of the applicable period (or fractional portion).

The calculation for aggregate total returns before taxes is made assuming that [(1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment;] (2) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (3) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the Fund's shares), and (4) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges [and the applicable deferred sales charge] at the end of the measuring period.

Yield

Yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield, sometimes referred to as [the/a] Fund's "SEC yield," is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period according to the following formula:

                         YIELD = 2 [(a-b)/cd + 1)^6 - 1]

Where:

      a       =      dividends and interest earned during the period
      b       =      expenses accrued for the period (net of reimbursements)
                     the average daily number of shares outstanding during the
      c       =      period that were entitled to receive dividends
                     the maximum offering price per share on the last day of
      d       =      the period

SEC 30-day yield for the period ended ______FYE_______.

[Fund Name -- Class Name]                 ________%
[Fund Name -- Class Name]                 ________%

Tax-Equivalent Yield

Tax-equivalent yield is the net annualized taxable yield needed to produce a specified tax-exempt yield at a given tax rate based on a specified 30 day (or one month) period assuming semiannual compounding of income. Tax-equivalent yield is calculated by dividing that portion of [the/a] Fund's yield (as computed in the yield description above) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt.

                                                   to receive
                    Taxpayers with                 after-tax
                    an effective     would need    income
                    combined         to earn a     equal to the    for the
                    marginal tax     taxable       tax-free        30-day
Fund                rate of:         yield of:     yield of:       period ended
----                --------         ---------     ---------       ------------

Fund Class__             ___%            ___%           ___%            FYE

Comparison of Fund Performance

Performance may be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of [the/a] Fund with performance quoted with respect to other investment companies or types of investments.

                        PURCHASE AND REDEMPTION OF SHARES

General Information

Policies and procedures affecting transactions in Fund shares can be changed at any time without notice, subject to applicable law. Transactions may be contingent upon proper completion of application forms and other documents by shareholders and their receipt by the Fund's agents. Transaction delays in processing (and changing account features) due to circumstances within or beyond the control of the Fund and its agents may occur. Shareholders (or their financial service firms) are responsible for all losses and fees resulting from bad checks, cancelled orders or the failure to consummate transactions effected pursuant to instructions reasonably believed to genuine.

A distribution will be reinvested in shares of the same Fund and class if the distribution check is returned as undeliverable.



Orders will be confirmed at a price based on the net asset value of the Fund next determined after receipt in good order by SDI of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value and received in good order by SDI prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day ("trade date").

Certificates. Share certificates will not be issued. Share certificates now in a shareholder's possession may be sent to the Transfer Agent for cancellation and book-entry credit to such shareholder's account. Certain telephone and other procedures require book-entry holdings. Shareholders with outstanding certificates bear the risk of loss.

Use of Financial Services Firms. Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the Fund's shares, including higher minimum investments, and may assess transaction or other fees. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services. Firms also may hold the Fund's shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Fund's transfer agent, [Name of Transfer Agent] (the "Transfer Agent") will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Fund through the Shareholder Service Agent for record-keeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of SDI, may receive compensation from the Fund through the Shareholder Service Agent for these services.

Telephone and Electronic Transaction Procedures. Shareholders have various telephone, Internet, wire and other electronic privileges available. The Fund or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized instructions pursuant to these privileges unless the Fund or its agents reasonably believe, based upon reasonable verification procedures, that the instructions were genuine. Verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations. During periods when it is difficult to contact the Shareholder Service Agent, it may be difficult to use telephone, wire and other privileges.

QuickBuy and QuickSell. QuickBuy and QuickSell permits the transfer of money via the Automated Clearing House System (minimum $50 and maximum $250,000) from or to a shareholder's bank, savings and loan, or credit union account in connection with the purchase or redemption of Fund shares. Shares purchased by check or through QuickBuy and QuickSell or Direct Deposit may not be redeemed under this privilege until such Shares have been owned for at least 10 days. QuickBuy and QuickSell cannot be used with passbook savings accounts or for certain tax-deferred plans such as IRAs.

Share Pricing. Purchases will be filled without sales charge at the net asset value per share next computed after receipt of the application in good order. Net asset value normally will be computed for each class as of twelve o'clock noon and the close of regular trading on the Exchange on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will be executed at the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of the member broker, rather than a Fund, to forward the purchase order to (the "transfer agent") in Kansas City by the close of regular trading on the Exchange.

Purchases

The Fund reserves the right to withdraw all or any part of the offering made by its prospectus and to reject purchase orders for any reason. Also, from time to time, the Fund may temporarily suspend the offering of any class of its shares to new investors. During the period of such suspension, persons who are already shareholders of such class of such Fund may be permitted to continue to purchase additional shares of such class and to have dividends reinvested.

The Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number.

Financial Services Firms' Compensation. Banks and other financial services firms may provide administrative services related to order placement and payment to facilitate transactions in shares of the Fund for their clients, and SDI may pay them a transaction fee up to the level of the discount or commission allowable or payable to dealers.

SDI may, from time to time, pay or allow to firms a 1% commission on the amount of shares of the Fund sold under the following conditions: (i) the purchased shares are held in a Scudder IRA account, (ii) the shares are purchased as a direct "roll over" of a distribution from a qualified retirement plan account maintained on a participant subaccount record keeping system provided by Scudder Investments Service Company, (iii) the registered representative placing the trade is a member of ProStar, a group of persons designated by SDI in acknowledgment of their dedication to the employee benefit plan area; and (iv) the purchase is not otherwise subject to a commission.

In addition to the discounts or commissions described herein and the prospectus, SDI may pay or allow additional discounts, commissions or promotional incentives, in the form of cash, to firms that sell shares of the Fund. In some instances, such amounts may be offered only to certain firms that sell or are expected to sell during specified time periods certain minimum amounts of shares of the Fund, or other Funds underwritten by SDI.

SDI may re-allow to dealers up to the full applicable Class A sales charge during periods and for transactions specified in such notice and such re-allowances may be based upon attainment of minimum sales levels. During periods when 90% or more of the sales charge is re-allowed, such dealers may be deemed to be underwriters as that term is defined in the 1933 Act. SDI may at its discretion compensate investment dealers or other financial services firms in connection with the sale of Class A shares of the Fund (and Class A shares of other funds) in accordance with the Large Order NAV Purchase Privilege and one of the three compensation schedules as follows:

Compensation Schedule #1(1)                        Compensation Schedule #2(2)        Compensation Schedule #3(2)
---------------------------                        ---------------------------        ---------------------------
                                     As a                               As a                              As a
                                  Percentage                         Percentage                        Percentage
Amount of                           of Net         Amount of           of Net         Amount of          of Net
Shares Sold                       Asset Value     Shares Sold        Asset Value     Shares Sold       Asset Value
-----------                       -----------     -----------        -----------     -----------       -----------

$1 million to $5 million             1.00%      Under $15 million      0.75%       Over $15 million       0.25%
Over $5 million to $50 million       0.50%             --               --               --                --
Over $50 million                     0.25%             --               --               --                --

(1) The commission schedule will be reset on a calendar year basis for sales of shares pursuant to the Large Order NAV Purchase Privilege to employer-sponsored employee benefit plans using the proprietary subaccount record keeping system, made available through Scudder Investments Service Company. For purposes of determining the appropriate commission percentage to be applied to a particular sale under the foregoing schedule, SDI will consider the cumulative amount invested by the purchaser in a Fund and other Funds listed under "Special Features -- Class A Shares -- Combined Purchases," including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features referred to above.

(2) Compensation Schedules 2 and 3 apply to employer sponsored employee benefit plans using the OmniPlus subaccount record keeping system. The Compensation Schedule will be determined based on the value of the conversion assets. Conversion from "Compensation Schedule #2" to "Compensation Schedule #3" is not an automatic process. When a plan's assets grow to exceed $15 million, the Plan Sponsor must contact their Client Relationship Manager to discuss a conversion to Compensation Schedule #3.

The privilege of purchasing Class A shares of a Fund at net asset value under the Large Order NAV Purchase Privilege is not available if another net asset value purchase privilege also applies.

SDI compensates firms for sales of Class B shares at the time of sale at a commission rate of up to 3.75% of the amount of Class B shares purchased. SDI is compensated by the Fund for services as distributor and principal underwriter for Class B shares. SDI advances to firms the first year distribution fee at a rate of 0.75% of the purchase price of such shares. For periods after the first year, SDI currently pays firms for sales of Class C shares of distribution fee, payable quarterly, at an annual rate of 0.75% of net assets attributable to Class C shares maintained and serviced by the firm. SDI is compensated by the Fund for services as distributor and principal underwriter for Class C shares.

Class A Purchases. The sales charge scale is applicable to purchases made at one time by any "purchaser" which includes: an individual; or an individual, his or her spouse and children under the age of 21; or a trustee or other fiduciary of a single trust estate or single fiduciary account; or an organization exempt from federal income tax under Section 501(c)(3) or (13) of the Code; or a pension, profit-sharing or other employee benefit plan whether or not qualified under Section 401 of the Code; or other organized group of persons whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount. In order to qualify for a lower sales charge, all orders from an organized group will have to be placed through a single investment dealer or other firm and identified as originating from a qualifying purchaser.

The public offering price of Class A shares for purchasers choosing the initial sales charge alternative is the net asset value plus a sales charge, as set forth below.


                                  Sales Charge
                                  ------------
                                                                    Allowed to
                                                       As a          Dealers
                                       As a       Percentage of  as a Percentage
                                  Percentage of     Net Asset      of Offering
Amount of Purchase                Offering Price      Value*          Price
------------------                --------------      ------          -----

Less than $100,000                     4.50%           4.71%          4.00%
$100,000 but less than $250,000        3.50%           3.63%          3.00%
$250,000 but less than $500,000        2.60%           2.67%          2.25%
$500,000 but less than $1 million      2.00%           2.04%          1.75%
$1 million and over                     .00**           .00**          ***


*     Rounded to the nearest one-hundredth percent.

** Redemption of shares may be subject to a contingent deferred sales charge as discussed below.

***   Commission is payable by SDI as discussed below.

Class A NAV Sales. Class A shares may be sold at net asset value to:

(a) officers, trustees, employees (including retirees) and sales representatives of the Fund, its investment manager, its principal underwriter or certain affiliated companies, for themselves or members of their families;

(b) registered representatives and employees of broker-dealers having selling group agreements with SDI and officers, directors and employees of service agents of the Fund, for themselves or their spouses or dependent children;

(c) certain professionals who assist in the promotion of Scudder Funds pursuant to personal services contracts with SDI, for themselves or members of their families. SDI in its discretion may compensate financial services firms for sales of Class A shares under this privilege at a commission rate of 0.50% of the amount of Class A shares purchased;

(d) any trust, pension, profit-sharing or other benefit plan for only such persons;

(e) persons who purchase such shares through bank trust departments that process such trades through an automated, integrated mutual fund clearing program provided by a third party clearing firm;

(f) persons who purchase shares of the Fund through SDI as part of an automated billing and wage deduction program administered by RewardsPlus of America for the benefit of employees of participating employer groups;

(g) selected employees (including their spouses and dependent children) of banks and other financial services firms that provide administrative services related to order placement and payment to facilitate transactions in shares of the Fund for their clients pursuant to an agreement with SDI or one of its affiliates. Only those employees of such banks and other firms who as part of their usual duties provide services related to transactions in Fund shares qualify;

(h) unit investment trusts sponsored by Ranson & Associates, Inc. and unitholders of unit investment trusts sponsored by Ranson & Associates, Inc. or its predecessors through reinvestment programs described in the prospectuses of such trusts that have such programs;

(i) through certain investment advisors registered under the Investment Advisors Act and other financial services firms acting solely as agent for their clients, that adhere to certain standards established by SDI, including a requirement that such shares be sold for the benefit of their clients participating in an investment advisory program or agency commission program under which such clients pay a fee to the investment advisor or other firm for portfolio management or agency brokerage services. Such shares are sold for investment purposes and on the condition that they will not be resold except through redemption or repurchase by the Fund;

(j) a participant-directed qualified retirement plan described in Code Section 401(a), a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified retirement plan described in Code Section 403(b)(7) which is not sponsored by a K-12 school district, provided in each case that such plan has not less than 200 eligible employees;

(k) in connection with the acquisition of the assets of or merger or consolidation with another investment company, or to shareholders in connection with the investment or reinvestment of income and capital gain dividends; and

(l) pursuant to the Large Order NAV Privilege (if no other net asset value purchase privilege applies).

Class A shares also may be purchased at net asset value in any amount by members of the plaintiff class in the proceeding known as Howard and Audrey Tabankin, et al. v. Kemper Short-Term Global Income Fund, et al., Case No. 93 C 5231 (N.D.
IL). This privilege is generally non-transferable and continues for the lifetime of individual class members and for a ten-year period for non-individual class members. To make a purchase at net asset value under this privilege, the investor must, at the time of purchase, submit a written request that the purchase be processed at net asset value pursuant to this privilege specifically identifying the purchaser as a member of the "Tabankin Class." Shares purchased under this privilege will be maintained in a separate account that includes only shares purchased under this privilege. For more details concerning this privilege, class members should refer to the Notice of (1) Proposed Settlement with Defendants; and (2) Hearing to Determine Fairness of Proposed Settlement, dated August 31, 1995, issued in connection with the aforementioned court proceeding. For sales of Fund shares at net asset value pursuant to this privilege, SDI may in its discretion pay investment dealers and other financial services firms a concession, payable quarterly, at an annual rate of up to 0.25% of net assets attributable to such shares maintained and serviced by the firm. A firm becomes eligible for the concession based upon assets in accounts attributable to shares purchased under this privilege in the month after the month of purchase and the concession continues until terminated by SDI. The privilege of purchasing Class A shares of the Fund at net asset value under this privilege is not available if another net asset value purchase privilege also applies.

Class A Quantity Discounts. An investor or the investor's dealer or other financial services firm must notify the Shareholder Service Agent or SDI whenever a quantity discount or reduced sales charge is applicable to a purchase.

Combined Purchases. The Fund's Class A shares (or the equivalent) may be purchased at the rate applicable to the sales charge discount bracket attained by combining concurrent investments in Class A shares of any Scudder Funds that bear a sales charge.

For purposes of the Combined Purchases, Letter of Intent and Cumulative Discount features described below, employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent may include: (a) Money Market Funds as "Scudder Funds", (b) all classes of shares of any Scudder Fund and (c) the value of any other plan investments, such as guaranteed investment contracts and employer stock, maintained on such subaccount record keeping system.

Letter of Intent. The same reduced sales charges for Class A shares, as shown in the applicable prospectus, also apply to the aggregate amount of purchases of Class A shares of Scudder Funds that bear a sales charge made by any purchaser within a 24-month period under a written Letter of Intent ("Letter") provided by SDI. The Letter, which imposes no obligation to purchase or sell additional Class A shares, provides for a price adjustment depending upon the actual amount purchased within such period. The Letter provides that the first purchase following execution of the Letter must be at least 5% of the amount of the intended purchase, and that 5% of the amount of the intended purchase normally will be held in escrow in the form of shares pending completion of the intended purchase. If the total investments under the Letter are less than the intended amount and thereby qualify only for a higher sales charge than actually paid, the appropriate number of escrowed shares are redeemed and the proceeds used toward satisfaction of the obligation to pay the increased sales charge. The Letter for an employer-sponsored employee benefit plan maintained on the subaccount record keeping system available through the Shareholder Service Agent may have special provisions regarding payment of any increased sales charge resulting from a failure to complete the intended purchase under the Letter. A shareholder may include the value (at the maximum offering price) of all shares of such Scudder Funds held of record as of the initial purchase date under the Letter as an "accumulation credit" toward the completion of the Letter, but no price adjustment will be made on such shares.

Class A Cumulative Discount. Class A shares of the Fund may also be purchased at the rate applicable to the discount bracket attained by adding to the cost of shares being purchased, the value of all Class A shares of Scudder Funds that bear a sales charge (computed at the maximum offering price at the time of the purchase for which the discount is applicable) already owned by the investor.

Class C Purchases. As of February 1, 2003, Class C shares are offered at net asset value with an up-front sales charge of 1.00%. Class C shares are also subject to a contingent deferred sales charge and a Rule 12b-1 distribution fee.

You may be able to buy Class C shares without an up-front sales charge when you purchase Class C shares in connection with the following types of transactions:

o Additional purchases of Class C shares made in an existing account and in the same fund(s) by existing Class C shareowners as of January 31, 2003;

o Exchanges as of Class C shares made in an existing account by current Class C shareowners as of January 31, 2003;

o Purchases of Class C shares through certain omnibus accounts which have entered into an agreement with the Advisor and/or the Distributor;

o Purchases of Class C shares through certain retirement plans which have entered into an agreement with the Advisor and/or the Distributor; and

o Purchases of Class C shares through certain broker-dealers which have entered into an agreement with the Advisor and/or the Distributor.

Your financial representative or Shareholder Services can answer your questions and help you determine if you are eligible.

Multi-Class Suitability. SDI has established the following procedure regarding the purchase of Class A, Class B and Class C Shares. These procedures do not reflect in any way the suitability of a particular class of shares for a particular investor and should not be relied upon as such. That determination must be made by investors with the assistance of their financial representative. Orders for Class B Shares or Class C Shares for $500,000 or more will be declined with the exception of orders received from employer sponsored employee benefit plans using the subaccount recordkeeping system available through the Shareholder Service Agent ("Flex Plan"). Orders for Class B Shares or Class C Shares by employer sponsored employee benefit plans (not including plans under Code Section 403(b)(7) sponsored by a K-12 school district) using the subaccount recordkeeping system made available through the Flex Plan prior to October 1, 2002 will be invested instead in Class A Shares at net asset value when the combined subaccount value in a Fund or other Scudder Funds or other eligible assets is in excess of $5 million including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount". Flex Plans set-up on the Flex recordkeeping system after October 1, 2002 will automatically begin purchasing Class A shares at net asset value once the plan's eligible assets reach $1 million. Flex Plans established prior to October 1, 2002 with eligible assets of less than $5 million may continue to purchase Class B or C shares until October 1, 2005. After October 1, 2005, all Flex Plans with eligible assets over $1 million must begin purchasing Class A Shares.

Automatic Investment Plan. A shareholder may purchase additional shares of the Fund through an automatic investment program. With the Direct Deposit Purchase Plan ("Direct Deposit"), investments are made automatically (minimum $50 and maximum $250,000) from the shareholder's account at a bank, savings and loan or credit union into the shareholder's Fund account. Termination by a shareholder will become effective within thirty days after the Shareholder Service Agent has received the request. The Fund may immediately terminate a shareholder's Plan in the event that any item is unpaid by the shareholder's financial institution.

Payroll Investment Plans. A shareholder may purchase shares through Payroll Direct Deposit or Government Direct Deposit. Under these programs, all or a portion of a shareholder's net pay or government check is invested each payment period. A shareholder may terminate participation in these programs by giving written notice to the shareholder's employer or government agency, as appropriate. (A reasonable time to act is required.) The Fund is not responsible for the efficiency of the employer or government agency making the payment or any financial institutions transmitting payments.

It is our policy to offer purchase privileges to current or former directors or trustees of the Deutsche or Scudder mutual funds, employees, their spouses or life partners and children or step-children age 21 or younger of Deutsche Bank or its affiliates or a sub-adviser to any fund in the Scudder family of funds or a broker-dealer authorized to sell shares of the funds. Qualified individuals will generally be allowed to purchase shares in the class with the lowest expense ratio, usually the Institutional Class shares. If a fund does not offer Institutional Class shares, these individuals will be allowed to buy Class A shares at NAV. The funds also reserve the right to waive the minimum account balance requirement for employee and director accounts. Fees generally charged to IRA accounts will be charged to accounts of employees and directors.

Redemptions


The Fund may suspend the right of redemption or delay payment on a redemption for more than seven days (a) during any period when the Exchange is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of the Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its net assets, or (c) for such other periods as the SEC may by order permit for the protection of the Fund's shareholders.


A request for repurchase (confirmed redemption) may be communicated by a shareholder through a financial services firm to SDI, which firms must promptly submit orders to be effective.

Redemption requests must be unconditional. Redemption requests (and a stock power for certificated shares) must be duly endorsed by the account holder. As specified in the prospectus, signatures may need to be guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other financial institution permitted by SEC rule. Additional documentation may be required, particularly from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

If the proceeds of the redemption (prior to the imposition of any contingent deferred sales charge) are $100,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders (excluding custodial accounts for gifts and transfers to minors), provided the trustee, executor or guardian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. This privilege may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 15 days of the redemption request.

Wires. Delivery of the proceeds of a wire redemption of $250,000 or more may be delayed by the Fund for up to seven days if the Fund or the Shareholder Service Agent deems it appropriate under then-current market conditions. The ability to send wires is limited by the business hours and holidays of the firms involved. The Fund is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The account holder is responsible for any charges imposed by the account holder's firm or bank. To change the designated account to receive wire redemption proceeds, send a written request to the Fund Shareholder Service Agent with signatures guaranteed as described above or contact the firm through which Fund shares were purchased.


Automatic Withdrawal Plan. The owner of $5,000 or more of a class of the Fund's shares at the offering price (net asset value plus, in the case of Class A shares, the initial sales charge) may provide for the payment from the owner's account of any requested dollar amount to be paid to the owner or a designated payee monthly, quarterly, semiannually or annually. The $5,000 minimum account size is not applicable to IRAs. The minimum periodic payment is $50. The maximum annual rate at which shares subject to CDSC may be redeemed is 12% of the net asset value of the account. Shares are redeemed so that the payee should receive payment approximately on the first of the month. Investors using this Plan must reinvest Fund distributions.


The purchase of Class A shares while participating in a systematic withdrawal plan will ordinarily be disadvantageous to the investor because the investor will be paying a sales charge on the purchase of shares at the same time that the investor is redeeming shares upon which a sales charge may have already been paid. Therefore, the Fund will not knowingly permit additional investments of less than $2,000 if the investor is at the same time making systematic withdrawals.

Contingent Deferred Sales Charge (CDSC). The following example will illustrate the operation of the CDSC. Assume that an investor makes a single purchase of $10,000 of the Fund's Class B shares and that 16 months later the value of the shares has grown by $1,000 through reinvested dividends and by an additional $1,000 of share appreciation to a total of $12,000. If the investor were then to redeem the entire $12,000 in share value, the CDSC would be payable only with respect to $10,000 because neither the $1,000 of reinvested dividends nor the $1,000 of share appreciation is subject to the charge. The charge would be at the rate of 3.00% ($300) because it was in the second year after the purchase was made.

The rate of the CDSC is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins the first day of the month in which the order for the investment is received. For example, an investment made in March 1998 will be eligible for the second year's charge if redeemed on or after March 1, 1999. In the event no specific order is requested when redeeming shares subject to a CDSC, the redemption will be made first from shares representing reinvested dividends and then from the earliest purchase of shares. SDI receives any CDSC directly. The charge will not be imposed upon redemption of reinvested dividends or share appreciation.

The Class A CDSC will be waived in the event of:

(a) redemptions by a participant-directed qualified retirement plan described in Code Section 401(a), a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified retirement plan described in Code Section 403(b)(7) which is not sponsored by a K-12 school district;

(b) redemptions by employer-sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent;

(c) redemption of shares of a shareholder (including a registered joint owner) who has died;

(d) redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration);

(e) redemptions under the Fund's Automatic Withdrawal Plan at a maximum of 12% per year of the net asset value of the account; and

(f) redemptions of shares whose dealer of record at the time of the investment notifies SDI that the dealer waives the discretionary commission applicable to such Large Order NAV Purchase.

The Class B CDSC will be waived for the circumstances set forth in items (c),
(d) and (e) for Class A shares. In addition, this CDSC will be waived:

(g) for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code
      Section 72(t)(2)(A)(iv) prior to age 59 1/2;

(h) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Scudder IRA accounts); and

(i) in connection with the following redemptions of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Shareholder Service Agent: (1) to satisfy participant loan advances (note that loan repayments constitute new purchases for purposes of the CDSC and the conversion privilege), (2) in connection with retirement distributions (limited at any one time to 12% of the total value of plan assets invested in the Fund), (3) in connection with distributions qualifying under the hardship provisions of the Internal Revenue Code and (4) representing returns of excess contributions to such plans.

The Class C CDSC will be waived for the circumstances set forth in items (b),
(c), (d) and (e) for Class A shares and for the circumstances set forth in items
(g) and (h) for Class B shares. In addition, this CDSC will be waived for:

(j) redemption of shares by an employer sponsored employee benefit plan that offers funds in addition to Scudder Funds and whose dealer of record has waived the advance of the first year administrative service and distribution fees applicable to such shares and agrees to receive such fees quarterly, and

(k) redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system provided the dealer of record had waived the advance of the first year administrative services and distribution fees applicable to such shares and has agreed to receive such fees quarterly.

In-kind Redemptions. A Fund reserves the right to honor any request for redemption or repurchase by making payment in whole or in part in readily marketable securities. These securities will be chosen by the fund and valued as they are for purposes of computing the fund's net asset value. A shareholder may incur transaction expenses in converting these securities to cash.

Checkwriting. All new investors and existing shareholders who apply to State Street Bank and Trust Company for checks may use them to pay any person, provided that each check is for at least $100 and not more than $5 million. By using the checks, the shareholder will receive daily dividend credit on his or her shares until the check has cleared the banking system. Investors who purchased shares by check may write checks against those shares only after they have been on a Fund's book for seven business days. Shareholders who use this service may also use other redemption procedures. No shareholder may write checks against certificated shares. A Fund pays the bank charges for this service. However, each Fund will review the cost of operation periodically and reserve the right to determine if direct charges to the persons who avail themselves of this service would be appropriate. Each Fund, Scudder Service Corporation and State Street Bank and Trust Company reserve the right at any time to suspend or terminate the Checkwriting procedure.

Exchanges

Shareholders may request a taxable exchange of their shares for shares of the corresponding class of other Scudder Funds without imposition of a sales charge, subject to the provisions below. For purposes of calculating any CDSC, amounts exchanged retain their original cost and purchase date.

Shares of money market funds that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Series of Scudder Target Fund are available on exchange only during the Offering Period for such series as described in the applicable prospectus. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with SDI. You may exchange from the following money market funds into the same class of a Scudder fund, if available, at net asset value, subject to the conditions detailed in each fund's prospectus: Cash Management Fund Investment, Tax Free Money Fund Investment, New York Tax Free Money Fund Investment, Treasury Money Fund Investment, Money Market Fund Investment, Cash Management Fund Institutional, Cash Reserves Fund Institutional and Treasury Money Fund Institutional.

Shares of a Scudder Fund with a value in excess of $1,000,000 acquired by exchange through another Scudder Fund, or from a money market fund, may not be exchanged thereafter until they have been owned for 15 days (the "15-Day Hold Policy"). In addition, shares of a Scudder Fund with a value of $1,000,000 or less acquired by exchange from another Scudder Fund, or from a money market fund, may not be exchanged thereafter until they have been owned for 15 days, if, in the Advisor's judgment, the exchange activity may have an adverse effect on the fund. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Scudder Fund and therefore may be subject to the 15-Day Hold Policy. For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, discretion or advice, including, without limitation, accounts administered by a financial services firm offering market timing, asset allocation or similar services.

Shareholders must obtain prospectuses of the Funds they are exchanging into from dealers, other firms or SDI.


Automatic Exchange Plan. The owner of $1,000 or more of any class of shares of a Scudder Fund may authorize the automatic exchange of a specified amount ($50 minimum) of such shares for shares of the same class of another such Scudder Fund. Such exchanges will be made automatically until the shareholder or the Fund terminates the privilege. Exchanges are subject to the terms and conditions described above.


Multi-Class Conversions. For purposes of conversion to Class A shares, shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder's Fund account will be converted to Class A shares on a pro rata basis.

..

Dividends

Each Fund intends to declare daily and distribute monthly substantially all of its net investment income (excluding short-term capital gains) resulting from investment activity. Distributions, if any, of net realized capital gains (short-term and long-term) will normally be made in [__].

An additional distribution may also be made (or treated as made) in November or December if necessary to avoid the excise tax enacted by the Tax Reform Act of 1986. Both types of distributions will be made in shares of a Fund and confirmations will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent.

Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared.

Dividends paid by the Fund with respect to each class of its shares will be calculated in the same manner, at the same time and on the same day.

The level of income dividends per share (as a percentage of net asset value) will be lower for Class B and Class C Shares than for Class A Shares primarily as a result of the distribution services fee applicable to Class B and Class C Shares. Distributions of capital gains, if any, will be paid in the same amount for each class.

Income and capital gain dividends, if any, of the Fund will be credited to shareholder accounts in full and fractional shares of the same class of the Fund at net asset value on the reinvestment date, except that, upon written request to the Shareholder Service Agent, a shareholder may select one of the following options:


1. To receive income and short-term capital gain distributions in cash and long-term capital gain distributions in shares of the same class at net asset value; or

2.    To receive income and capital gain distributions in cash.

Distributions will be reinvested in Shares of the same class of the Fund unless shareholders indicate in writing that they wish to receive them in cash or in shares of other Scudder Funds with multiple classes of shares or Scudder Funds as provided in the prospectus. See ".Combined Purchases" for a listing of such other Funds. To use this privilege of investing dividends of the Fund in shares of another Scudder Fund, shareholders must maintain a minimum account value of $1,000 in the Fund distributing the dividends. The Fund will reinvest dividend checks (and future dividends) in shares of that same Fund and class if checks are returned as undeliverable. Dividends and other distributions of the Fund in the aggregate amount of $10 or less are automatically reinvested in shares of the same Fund and class unless the shareholder requests in writing that a check be issued for that particular distribution.


If a shareholder has elected to reinvest any dividends and/or other distributions, such distributions will be made in shares of that Fund and confirmations will be mailed to each shareholder. If a shareholder has chosen to receive cash, a check will be sent. Distributions of investment company taxable income and net realized capital gains are taxable, whether made in shares or cash.

Each distribution is accompanied by a brief explanation of the form and character of the distribution. The characterization of distributions on such correspondence may differ from the characterization for federal tax purposes. In January of each year each Fund issues to each shareholder a statement of the federal income tax status of all distributions in the prior calendar year.

Each Fund may at any time vary its foregoing dividend practices and, therefore, reserves the right from time to time to either distribute or retain for reinvestment such of its net investment income and its net short-term and long-term capital gains as its Board determines appropriate under the then current circumstances. In particular, and without limiting the foregoing, [the/a] Fund may make additional distributions of net investment income or capital gain net income in order to satisfy the minimum distribution requirements contained in the Internal Revenue Code (the "Code").

                                      TAXES




The following is intended to be a general summary of certain federal income tax consequences of investing in the fund. It is not intended as a complete discussion of all such consequences, nor does it purport to deal with all categories of investors. Investors are therefore advised to consult with their tax advisors before making an investment in a fund.

The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and has qualified as such since its inception. The Fund intends to continue to so qualify in each taxable year as required under the Code in order to avoid payment of federal income tax at the Fund level. In order to qualify as a regulated investment company, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. The Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies. The Fund must diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses. The Fund is required to distribute to its shareholders at least 90% of its taxable and tax-exempt net investment income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually such net investment income and net realized capital gain in the manner required under the Code.

If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders), and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. Such distributions would be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends ("Capital Gain Dividends") will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares through the reinvestment privilege. A shareholder whose distributions are reinvested in shares will be treated as having received a dividend equal to the fair market value of the new shares issued to the shareholder. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains.

Long-term capital gain rates applicable to individuals have been temporarily reduced--in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets--for taxable years beginning on or before December 31, 2008. Capital gains realized before May 6, 2003 will not qualify for the reduced rate.

In order for some portion of the dividends received by a Fund shareholder to be "qualified dividend income," the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 120-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 180-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property,
(3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a foreign personal holding company, foreign investment company, or passive foreign investment company.

In general, distributions of investment income designated by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund's shares. Only qualified dividend income received by the Fund after December 31, 2002 is eligible for pass-through treatment. If the aggregate dividends received by the Fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund's dividends (other than dividends properly designated as capital gain dividends) will be eligible to be treated as qualified dividend income.

The Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year and at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 (in most cases) of such year as well as amounts that were neither distributed nor taxed to the Fund during any prior calendar year. Although the Fund's distribution policies should enable it to avoid excise tax liability, the Fund may retain (and be subject to income or excise tax on) a portion of its capital gains or other income if it appears to be in the interest of such Fund.

Any loss realized upon the redemption of shares held for six months or less at the time of redemption will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period. Furthermore, any loss from the sale or redemption of shares held six months or less generally will be disallowed to the extent that tax-exempt interest dividends were paid on such shares.

A fund's use of options, futures contracts, forward contracts (to the extent permitted) and certain other Strategic Transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income, defer losses, cause adjustments in the holding periods of portfolio securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

Under the backup withholding provisions of the Code, redemption proceeds as well as distributions may be subject to federal income tax withholding for certain shareholders, including those who fail to furnish a fund with their taxpayer identification numbers and certifications as to their tax status.

Shareholders of a fund may be subject to state and local taxes on distributions received from the fund and on redemptions of a fund's shares. Any shareholder who is not a US Person (as such term is defined in the Code) should consider the US and foreign tax consequences of ownership of shares of a fund, including the possibility that such a shareholder may be subject to a flat US withholding tax rate of 30% (or a potentially lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from US sources under the Code.

Capital gains distributions may be reduced if fund capital loss carryforwards are available. Any capital loss carryforwards to which a fund is entitled is disclosed in the fund's annual and semi-annual reports to shareholders.

All distributions by a fund result in a reduction in the net asset value of that fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

Under recently promulgated Treasury regulations, if a shareholder recognizes a loss with respect to the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Tax legislation in recent years has included several provisions that may affect the supply of, and the demand for, tax-exempt bonds, as well as the tax-exempt nature of interest paid thereon. It is not possible to predict with certainty the effect of these recent tax law changes upon the tax-exempt bond market, including the availability of obligations appropriate for investment, nor is it possible to predict any additional restrictions that may be enacted in the future.


"Exempt-interest dividends" are included as income for purposes of determining whether the amount of a shareholder's total social security benefits and railroad retirement benefits are subject to tax.

Dividends paid by the Florida Fund, including capital gain distributions, to individual shareholders will not be subject to the Florida income tax since Florida does not impose a personal income tax. Dividends paid by the Florida Fund, including capital gain distributions, will be taxable to corporate shareholders that are subject to the Florida corporate income tax. During the fiscal year ended [FYE], ___% of the income dividends paid by the Florida Fund constituted tax-exempt dividends for federal income tax purposes. Additionally, Florida imposes an "intangibles tax" at the rate of $1.00 per $1,000 of taxable value of certain securities and other intangible assets owned by Florida residents on January 1st of each year. Cash held in bank accounts, US Government securities and Florida Municipal Securities are exempt from this intangibles tax. The first $20,000 of securities subject to the tax is also exempt from the intangibles tax. Further any person owing less than $60.00 of intangibles tax is exempt from the tax. Florida's intangibles tax statute was recently revised. Under the most recent revisions, if on December 31st of any year the Florida Fund's portfolio consists of at least 90% of assets which are exempt from the intangibles tax (primarily US Government securities, Florida Municipal Securities and cash held in bank accounts), then the shares of the Florida Fund are exempt from the intangibles tax. If less than 90% of the Florida Fund's assets is exempt from the intangibles tax, then only that portion of the value of the Florida Fund's shares attributable to US Government will be exempt from the Florida intangibles tax. Thus, in order to take full advantage of the exemption from the intangibles tax in any year, the Florida Fund could be required to sell all non-exempt assets held in its portfolio and reinvest the proceeds in exempt assets prior to December 31st. Transactions costs involved in restructuring the portfolio in this fashion would likely reduce the Florida Fund's investment return and might exceed any increased investment return the Florida Fund achieved by investing in non-exempt assets during the year.; On December 31, 2002, the Florida Fund's portfolio consisted solely of assets exempt from the intangibles tax.


Individual shareholders of Scudder Massachusetts Tax-Free Fund resident in Massachusetts will not be subject to Massachusetts personal income tax on distributions received from a Fund to the extent such distributions constitute either (1) exempt-interest dividends under Section 852(b)(5) of the Code which the Fund properly identifies as consisting of interest on tax-exempt obligations of the Commonwealth of Massachusetts or its political subdivisions or any agency or instrumentality of the foregoing, or (2) dividends which a Fund properly identifies as attributable to interest on tax-exempt obligations of the United States and instrumentalities or obligations issued by the Governments of Puerto Rico, The Virgin Islands and Guam.

Other distributions from the Fund, including those derived from taxable interest income and long-term and short-term capital gains, generally will not be exempt from Massachusetts personal income taxation except for distributions which qualify as capital gain dividends under Section 852(b)(3) of the Code, and are properly identified by the Fund as attributable to the sale of certain Massachusetts obligations issued pursuant to legislation which specifically exempts capital gain on the sale of such obligations from Massachusetts income taxation.

Fund distributions will not be excluded from net income, and shares of a Fund will not be excluded from the net worth of intangible property corporations, for purposes of computing the Massachusetts corporate excise tax.

In any year in which the Fund qualifies as regulated investment companies under Subchapter M of the Code and are exempt from federal income tax, the Fund will also be relieved of liability for California state franchise and corporate income tax to the extent its earnings are distributed to their shareholders. The Fund may be taxed on its undistributed taxable income (including interest income on California municipal securities for franchise tax purposes). If for any year the Fund does not qualify for the special tax treatment afforded regulated investment companies, then all of the Fund's taxable income may be subject to California state franchise or income tax at regular corporate rates.

If at the close of each quarter of its taxable year, at least 50% of the value of the total assets of a regulated investment company (or series thereof) consists of obligations the interest on which, if held by an individual, is exempt from taxation by California, then the regulated investment company (or series thereof) will be qualified to pay dividends exempt from California personal income tax (hereinafter referred to as "California exempt-interest dividends"). The Fund intends to qualify under the above requirements so it can pay California exempt-interest dividends. However, if a Fund fails to so qualify, then no part of its dividends to shareholders will be exempt from California personal income tax.

Within 60 days after the close of its taxable year, each Fund will notify each shareholder of the portion of the dividends paid by the Fund with respect to such taxable year which is exempt from California state personal income tax. Interest on obligations of Puerto Rico and other US possessions, as well as interest on obligations of the State of California or its political subdivisions, may be distributed as California exempt-interest dividends. Distributions from the Funds which are attributable to sources other than those described in the preceding sentence generally are taxable to such shareholders as ordinary income. However, distributions derived from interest on US Government obligations, if any, may also be designated by the Fund and treated by shareholders as exempt under the California personal income tax provided the 50% requirement of the preceding paragraph is satisfied.

To the extent, if any, dividends paid to shareholders of the Fund are derived from the excess of net long-term capital gains over net short-term capital losses, such dividends will not constitute California exempt-interest dividends. Such dividends will generally be taxed as long-term capital gains under rules similar to those regarding the treatment of capital gain dividends for federal income tax purposes; provided that California has not adopted the federal rule that allows a regulated investment company to elect to treat such capital gains as having been distributed even though no capital gain dividend has actually been paid. See "Federal Taxation" above. In the case where the Fund makes this election for federal income tax purposes, any such capital gains may be subject to tax at the Fund level for California franchise or corporate income tax purposes.

Shares of the Fund are not subject to the California property tax.

Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund are not deductible for California personal income tax purposes. In addition, any loss realized by a shareholder of the Fund upon the sale of shares held for six months or less may be disallowed to the extent of any exempt-interest dividends received with respect to such shares. Moreover, any loss realized upon the redemption of shares within six months from the date of purchase of such shares and following receipt of a long-term capital gains distribution on such shares is treated as long-term capital loss to the extent of such long-term capital gains distribution. Finally, any loss realized upon the redemption shares within 30 days before or after the acquisition of other shares of the same Fund may be disallowed under the "wash sale" rules.


The foregoing is only a summary of some of the important California state personal income tax considerations generally affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of the California state personal income tax treatment of the Funds or their shareholders, and this discussion is not intended as a substitute for careful planning. Further, it should be noted that the portion of any Fund dividends constituting California exempt-interest dividends is excludable for California state personal income tax only. Any dividends paid to shareholders subject to California state franchise or California state corporate income tax may therefore be taxed as ordinary dividends to such shareholders notwithstanding that all or a portion of dividends is exempt from California state personal income tax. Accordingly, potential investors in a Fund, excluding, in particular, corporate investors which may be subject to either California franchise tax or California corporate income tax, should consult their tax advisers with respect to the application of such taxes to the receipt of Fund dividends and as to their own California state tax situation, in general.

                                 NET ASSET VALUE

The net asset value of shares of each Fund is computed as of the close of regular trading on the New York Stock Exchange (the "Exchange") on each day the Exchange is open for trading (the "Value Time"). The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share is determined separately for each class of shares by dividing the value of the total assets of the Fund attributable to the shares of that class, less all liabilities attributable to that class, by the total number of shares of that class outstanding. The per share net asset value may be lower for certain classes of the Fund because of higher expenses borne by these classes.


Debt securities are valued as follows. Money market instruments purchased with an original or remaining maturity of 60 days or less, maturing at par, are valued at amortized cost. Other money market instruments are valued based on information obtained from an approved pricing agent or, if such information is not readily available, by using matrix pricing techniques (formula driven calculations based primarily on current market yields). Bank loans are valued at prices supplied by an approved pricing agent (which are intended to reflect the mean between the bid and asked prices), if available, and otherwise at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, based on quotations or evaluated prices obtained from one or more broker-dealers. Privately placed debt securities, other than Rule 144A debt securities, initially are valued at cost and thereafter based on all relevant factors including type of security, size of holding and restrictions on disposition. Municipal debt securities are valued at prices supplied by an approved pricing agent (which are intended to reflect the mean between the bid and asked prices), if available, and otherwise at the average of the means based on the most recent bid and asked quotations or evaluated prices obtained from two broker-dealers. Other debt securities are valued at prices supplied by an approved pricing agent, if available, and otherwise at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. If it is not possible to value a particular debt security pursuant to the above methods, the security is valued on the basis of factors including (but not limited to) maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.


If market quotations for a portfolio asset are not readily available or the value of a portfolio asset as determined in accordance with Board approved procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Fund's Pricing Committee (or, in some cases, the Board's Valuation Committee), represents fair market value. The value of other portfolio holdings owned by the Fund is determined in a manner which is intended to fairly reflect the fair market value of the asset on the valuation date, based on valuation procedures adopted by the Fund's Board and overseen primarily by the Fund's Pricing Committee.

                              OFFICERS AND TRUSTEES


The following tables present certain information regarding the Trustees and Executive Officers for Scudder Massachusetts Tax-Free Fundas of August 1, 2003. Each Trustee's age as of August 1, 2003 is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Trustee has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee is c/o Deutsche Asset Management, Two International Place, Boston, Massachusetts 02110-4103. The term of office for each Trustee is until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the Trust.

Independent Trustees

Name, Age, Position(s) Held                                                                    Number of Funds in
with the Fund and Length of    Principal Occupation(s) During Past 5 Years and                 Fund Complex
Time Served(1)                 Other Directorships Held                                        Overseen
--------------------------------------------------------------------------------------------------------------------
Henry P. Becton, Jr. (59)      President, WGBH Educational Foundation. Directorships:                   47
Trustee, 1990-present          American Public Television; New England Aquarium; Becton
                               Dickinson and Company (medical technology company); Mass
                               Corporation for Educational Telecommunications; The A.H. Belo
                               Company (media company); Committee for Economic Development;
                               Concord Academy; Public Broadcasting Service; Boston Museum of
                               Science
--------------------------------------------------------------------------------------------------------------------
Dawn-Marie Driscoll (56)       President, Driscoll Associates (consulting firm); Executive              47
Trustee, 1987-present          Fellow, Center for Business Ethics, Bentley College; formerly,
                               Partner, Palmer & Dodge (1988-1990); Vice President of
                               Corporate Affairs and General Counsel, Filene's (1978-1988).
                               Directorships: CRS Technology (technology service company);
                               Advisory Board, Center for Business Ethics, Bentley College;
                               Board of Governors, Investment Company Institute; former
                               Chairman, ICI Directors Services Committee
--------------------------------------------------------------------------------------------------------------------
Keith R. Fox (49)              Managing Partner, Exeter Capital Partners (private equity                47
Trustee, 1996-present          funds). Directorships: Facts on File (school and library
                               publisher); Progressive Holding Corporation (kitchen importer and distributor); Cloverleaf Transportation Inc. (trucking);
                               K-Media, Inc. (broadcasting); Natural History, Inc. (magazine publisher); National Association of Small Business Investment
                               Companies (trade association)
--------------------------------------------------------------------------------------------------------------------
Louis E. Levy (70)             Retired. Formerly, Chairman of the Quality Control Inquiry               47
Trustee, 2002-present          Committee, American Institute of Certified Public Accountants
                               (1992-1998); Partner, KPMG LLP (1958-1990). Directorships:
                               Household International (banking and finance); ISI Family of
                               Funds (registered investment companies; 4 funds overseen);
                               Kimberly-Clark Corporation (personal consumer products)
--------------------------------------------------------------------------------------------------------------------
Jean Gleason Stromberg (59)    Retired. Formerly, Consultant (1997-2001); Director,                     47
Trustee, 1999-present          US General Accounting Office (1996-1997); Partner, Fulbright &
                               Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The
                               William and Flora Hewlett Foundation; Service Source, Inc.
--------------------------------------------------------------------------------------------------------------------

Name, Age, Position(s) Held                                                                    Number of Funds in
with the Fund and Length of    Principal Occupation(s) During Past 5 Years and                 Fund Complex
Time Served(1)                 Other Directorships Held                                        Overseen
--------------------------------------------------------------------------------------------------------------------
Jean C. Tempel (60)            Managing Partner, First Light Capital (venture capital group)            47
Trustee, 1994-present          (2000-present); formerly, Special Limited Partner, TL Ventures
                               (venture capital fund) (1996-1998); General Partner, TL
                               Ventures (1994-1996); President and Chief Operating Officer,
                               Safeguard Scientifics, Inc. (public technology business
                               incubator company) (1991-1993). Directorships: Sonesta
                               International Hotels, Inc.; Aberdeen Group (technology
                               research); The Reference, Inc. (IT consulting for financial services); United Way of Mass Bay. Trusteeships: Connecticut
                               College, Chair, Finance Committee; Northeastern University,
                               Chair, Funds and Endowment Committee
--------------------------------------------------------------------------------------------------------------------
Carl W. Vogt (67)              Senior Partner, Fulbright & Jaworski, L.L.P. (law firm);                 47
Trustee, 2002-present          formerly, President (interim) of Williams College (1999-2000);
                               President, certain funds in the Deutsche Asset Management
                               Family of Funds (formerly, Flag Investors Family of Funds)
                               (registered investment companies) (1999-2000). Directorships:
                               Yellow Corporation (trucking); American Science & Engineering
                               (x-ray detection equipment); ISI Family of Funds (registered investment companies, 4 funds overseen); National Railroad
                               Passenger Corporation (Amtrak); formerly, Chairman and Member,
                               National Transportation Safety Board
--------------------------------------------------------------------------------------------------------------------

Interested Trustees and Officers

Name, Age, Position(s) Held                                                                    Number of Funds in
with the Fund and Length of    Principal Occupation(s) During Past 5 Years                     Fund Complex
Time Served(1)                 and Other Directorships Held                                    Overseen
--------------------------------------------------------------------------------------------------------------------
Richard T. Hale(2,4) (57)      Managing Director, Deutsche Bank Securities Inc. (formerly              200
Chairman and Trustee,          Deutsche Banc Alex. Brown Inc.) and Deutsche Asset Management
2002-present, and President,   (1999 to present); Director and President, Investment Company
2003-present                   Capital Corp. (registered investment advisor) (1996 to
                               present); Director, Deutsche Global Funds, Ltd. (2000 to
                               present), CABEI Fund (2000 to present), North American Income
                               Fund (2000 to present) (registered investment companies);
                               Director, Scudder Global Opportunities Fund (since 2003);
                               Director/Officer Deutsche/Scudder Mutual Funds (various
                               dates); President, Montgomery Street Income Securities, Inc.
                               (2002 to present) (registered investment companies); Vice
                               President, Deutsche Asset Management, Inc. (2000 to present);
                               formerly, Director, ISI Family of Funds (registered investment companies; 4 funds overseen) (1992-1999)
--------------------------------------------------------------------------------------------------------------------
Daniel O. Hirsch(4) (48)       Managing Director, Deutsche Asset Management (2002-present)             n/a
Vice President and Assistant   and Director, Deutsche Global Funds Ltd. (2002-present);
Secretary, 2002-present        formerly, Director, Deutsche Asset Management (1999-2002);
                               Principal, BT Alex. Brown Incorporated (now Deutsche Bank
                               Securities Inc.) (1998-1999); Assistant General Counsel,
                               United States Securities and Exchange Commission (1993-1998)
--------------------------------------------------------------------------------------------------------------------

Name, Age, Position(s) Held                                                                    Number of Funds in
with the Fund and Length of    Principal Occupation(s) During Past 5 Years                     Fund Complex
Time Served(1)                 and Other Directorships Held                                    Overseen
--------------------------------------------------------------------------------------------------------------------
John Millette (40)             Director, Deutsche Asset Management                                     n/a
Vice President and Secretary,
1999-present
--------------------------------------------------------------------------------------------------------------------
Kenneth Murphy (39)            Vice President, Deutsche Asset Management (2000-present);               n/a
Vice President, 2002-present   formerly, Director, John Hancock Signature Services
                               (1992-2000); Senior Manager, Prudential Mutual Fund Services
                               (1987-1992)
--------------------------------------------------------------------------------------------------------------------
Charles A. Rizzo (45)          Director, Deutsche Asset Management (April 2000-present).               n/a
Treasurer, 2002-present        Formerly, Vice President and Department Head, BT Alex. Brown
                               Incorporated (now Deutsche Bank Securities Inc.) (1998-1999);
                               Senior Manager, Coopers & Lybrand L.L.P. (now
                               PricewaterhouseCoopers LLP) (1993-1998)
--------------------------------------------------------------------------------------------------------------------
Brenda Lyons (40)              Managing Director, Deutsche Asset Management                            n/a
Assistant Treasurer,
2000-present
--------------------------------------------------------------------------------------------------------------------
Caroline Pearson (40)          Managing Director, Deutsche Asset Management                            n/a
Assistant Secretary,
1997-present
--------------------------------------------------------------------------------------------------------------------


(1) Length of time served represents the date that each Trustee was first elected to the common board of Trustees which oversees a number of investment companies, including the fund, managed by the Advisor. For the Officer(s) of the Trust, the length of time served represents the date that each Officer was first elected to serve as an Officer of any fund overseen by the aforementioned common board of Trustees.


(2) As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act, as amended. Interested persons receive no compensation from the fund.

(3)   Address: 222 South Riverside Plaza, Chicago, Illinois

(4)   Address: One South Street, Baltimore, Maryland


Trustees' and Officers' Roles with Principal Underwriter: Scudder Distributors, Inc.


Kenneth Murphy:       Vice President
Caroline Pearson:     Secretary
Phillip J. Collora:   Assistant Secretary


Trustees' Responsibilities. The primary responsibility of the Board of Trustees for Scudder Massachusetts Tax-Free Fund is to represent the interests of each Fund's shareholders and to provide oversight of the management of each Fund. Currently, seven of the Board's members are Independent Trustees; that is, they are not "interested persons" (as defined in the 1940 Act) of the Trust or the Advisor.


The Trustees meet multiple times during the year to review the investment performance of each Fund and other operational matters, including policies and procedures designed to assure compliance with regulatory and other requirements. In 2002, the Trustees conducted over 36 meetings to deal with fund issues (including regular and special board and committee meetings). These meetings were held over the course of 24 different days. In addition, various Trustees participated as members of the Board's Valuation Committee throughout the year. Furthermore, the Independent Trustees review the fees paid to the Advisor and its affiliates for investment advisory services and other administrative and shareholder services. The Trustees have adopted specific policies and guidelines that, among other things, seek to further enhance the effectiveness of the

Independent Trustees in performing their duties. Many of these are similar to those suggested in the Investment Company Institute's 1999 Report of the Advisory Group on Best Practices for Fund Directors. For example, the Independent Trustees select independent legal counsel to work with them in reviewing fees, advisory and other contracts and overseeing fund matters. The Trustees are also assisted in this regard by each Fund's independent public accountants and other independent experts retained from time to time for this purpose. The Independent Trustees regularly meet privately with their counsel and other advisors. In addition, the Independent Trustees from time to time have appointed task forces and subcommittees from their members to focus on particular matters such as investment, accounting and shareholders servicing issues.

For a discussion of the factors considered by the Board in connection with its most recent approval of the continuation of the Funds' management contracts, please refer to "Management of the Funds -- Board Considerations in Connection with Annual Renewal of Investment Management Agreements."

Board Committees. Each Fund's board has the following standing committees:

Audit Committee: The Audit Committee makes recommendations regarding the selection of independent auditors for the Fund, reviews the independence of such firm, reviews the scope of audit and internal controls, considers and reports to the Board on matters relating to the Fund's accounting and financial reporting practices, and performs such other tasks as the full Board deems necessary or appropriate. The Audit Committee receives annual representations from the auditors as to their independence. The members of the Audit Committee are Henry
P. Becton, Jr., Dawn-Marie Driscoll, Keith R. Fox, Louis E. Levy (Chair), Jean Gleason Stromberg, Jean C. Tempel and Carl W. Vogt. The Trust's Audit Committee held [ ] meetings during each Fund's last calendar year.


Committee on Independent Trustees: The Committee on Independent Trustees selects and nominates Independent Trustees*; establishes Trustee compensation, retirement, fund ownership and other corporate governance policies and conducts periodic reviews of independent legal counsel. The members of the Committee in Independent Trustees are Henry P. Becton, Jr., Dawn-Marie Driscoll (Chair), Keith R. Fox, Louis E. Levy, Jean Gleason Stromberg, Jean C. Tempel and Carl W. Vogt. The Trust's Committee on Independent Trustees held [ ] meetings during each Fund's last calendar year.


Valuation Committee: The Valuation Committee oversees fund valuation matters, reviews Valuation Procedures adopted by the Board, determines fair value of the Fund's securities as needed in accordance with the Valuation Procedures when actual market values are unavailable and performs such other tasks as the full Board deems necessary. The members of the Valuation Committee are Keith R. Fox and Richard T. Hale. The Alternative Valuation Committee members are Henry P. Becton, Jr., Dawn-Marie Driscoll, Jean Gleason Stromberg and Jean C. Tempel. The Trust's Valuation Committee held [ ] meetings during each Fund's last calendar year.

Investment Oversight Committee: The Board has established two Investment Oversight Committees, one focusing on funds primarily investing in equity securities (the "Equity Oversight Committee") and one focusing on funds primarily investing in fixed income securities (the "Fixed Income Oversight Committee"). These Committees meet regularly with fund portfolio managers and other investment personnel to review the relevant funds' investment strategies and investment performance. The members of the Equity Oversight Committee are Henry P. Becton, Jr. (Chair), Jean C. Tempel and Carl W. Vogt. The members of the Fixed Income Oversight Committee are Dawn-Marie Driscoll, Keith R. Fox, Louis E. Levy and Jean Gleason Stromberg (Chair). Each Investment Oversight Committee held four meetings during calendar year 2002.


Shareholder Servicing Committee: The Shareholder Servicing Committee reviews and reports to the Board on matters relating to the quality, type and level of services provided to fund shareholders and the quality of type of distribution-related services provided to the funds. The members of the Shareholder Servicing Committee are Keith R. Fox (Co-Chair), Jean C. Tempel (Co-Chair), Henry P. Becton, Jr., Dawn-Marie Driscoll, Louis E. Levy, Jean Gleason Stromberg, and Carl W. Vogt. The Trust's Shareholder Servicing Committee held [ ] meetings during each Fund's last fiscal year.

* Fund Shareholders may also submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to the attention of the secretary of the Fund.


Remuneration. Each Independent Trustee receives compensation from the Funds for his or her services, which includes an annual retainer and an attendance fee for each meeting attended. No additional compensation is paid to any Independent Trustee for travel time to meetings, attendance at trustee's educational seminars or conferences, service on industry or association committees, participation as speakers at trustees' conferences or service on special trustee task forces or subcommittees. Independent Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance.

Fund Ownership of Independent  and Interested Trustees


The following sets forth ranges of Trustee beneficial share ownership as of [December 31, 2002].


                            Dollar Range of
                              Securities           Aggregate Dollar Range of
                           Owned in Scudder        Securities Owned in All
                             Massachusetts         Funds in the Fund Complex
Name of Trustees             Tax Free Fund           Overseen by Trustees
----------------             -------------           --------------------

Henry P. Becton, Jr.               $                     Over $100,000
Dawn-Marie Driscoll                $                     Over $100,000
Keith Fox                          $                     Over $100,000
Louis E. Levy                      $                     Over $100,000
Richard T. Hale                    $                     Over $100,000
Jean Gleason Stromberg             $                     Over $100,000
Jean C. Tempel                     $                     Over $100,000
Carl W. Vogt                       $                     Over $100,000

Remuneration. Each Independent Trustee receives compensation from the Fund for his or her services, which includes an annual retainer and an attendance fee for each meeting attended. No additional compensation is paid to any Independent Trustee for travel time to meetings, attendance at Trustee educational seminars or conferences, service on industry or association committees, participation as speakers at trustees' conferences or service on special trustee task forces or subcommittees. Independent Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance.

Members of the Board of Trustees who are officers, directors, employees or stockholders of the Advisor or its affiliates receive no direct compensation from each Fund, although they are compensated as employees of the Advisor, or its affiliates, and as a result may be deemed to benefit from fees paid by each Fund. The following table shows compensation received by each Trustee from the Fund and aggregate compensation from all of the funds in the fund complex during the most recent calendar year.

                                                 Pension or
                        Compensation from    Retirement Benefits          Total
                         Scudder State        Accrued as Part of     Compensation Paid
Name of Trustee**        Tax-Free Trust*        Fund Expenses       to Trustees(4)(5)(6)
-----------------        ---------------        -------------       --------------------

Henry P. Becton, Jr            $                      $                 $170,000
Dawn-Marie Driscoll(1)         $                      $                 $180,000
Keith R. Fox                   $                      $                 $170,000
Jean Gleason Stromberg         $                      $                 $165,000
Jean C. Tempel                 $                      $                 $164,000
Carl W. Vogt(3)*               $                      $                 $153,846

*     Newly elected Trustees, effective April 8, 2002.

(1)   Includes $10,000 in annual retainer fees in Ms. Driscoll's role as Lead .


(2)   Includes deferred fees in the amount of $34,499.

(3) Includes deferred fees in the amount of $29,570. In addition to these payments, Mr. Vogt received payments in the amount of $9,506 (representing amounts earned in prior years and gain or interest thereon) from funds existing prior to the Deutsche Bank purchase of Scudder Investments.


(4) For each Trustee, (effective April 8, 2002 for Mr. Levy and Mr. Vogt), total compensation includes compensation for service on the boards of 19 trusts/corporations comprised of 53 funds/portfolios. In addition, for Mr. Levy and Mr. Vogt, the total includes compensation through July 30, 2002, for service on the boards of 20 trusts/corporations comprised of 73 funds/portfolios. Each currently serves on the boards of 19 DeAM trusts/corporations comprised of 47 funds/portfolios.


(5) Total compensation for Mr. Fiedler includes $6,397 in respect of prior services rendered to The Brazil Fund, Inc. These amounts were borne by the Advisor.


(6) Aggregate compensation reflects amounts paid to the Trustees for numerous special meetings in connection with the proposed sale of the Advisor to Deutsche Bank AG. Such amounts totaled $19,000 for Messrs. Becton, Fiedler, Fox and Ms. Driscoll, $7,000 for Messrs. Levy and Vogt, $14,000 for Ms. Stromberg and $13,000 for Ms. Tempel. These meeting fees were borne by the Advisor.

The following table presents certain information regarding the Trustees and Executive Officers for Scudder California Tax-Free Income Fund, Scudder Florida Tax-Free Income Fund and Scudder New York Tax-Free Income Fund as of January 1, 2003. Each Trustee's age as of January 1, 2003 is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Trustee has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee is c/o Deutsche Asset Management, 222 South Riverside Plaza, Chicago, Illinois, 60606. The term of office for each Trustee is until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the Trust.

Independent Trustees


Name, Age, Position(s) Held                                                                   Number of Funds in
with the Fund and Length of    Principal Occupation(s) During Past 5 Years and                Fund Complex
Time Served(1)                 Other Directorships Held                                       Overseen
-------------------------------------------------------------------------------------------------------------------
John W. Ballantine (57)        Retired; formerly, Executive Vice President and Chief Risk              82
Trustee, 1999-present          Management Officer, First Chicago NBD Corporation/The First
                               National Bank of Chicago (1996-1998); Executive Vice
                               President and Head of International Banking (1995-1996).
                               Directorships: Enron Corporation (energy trading firm)
                               (effective May 30, 2002); First Oak Brook Bancshares, Inc.;
                               Oak Brook Bank; Tokheim Corporation (designer, manufacturer and servicer of electronic and mechanical petroleum marketing systems).
-------------------------------------------------------------------------------------------------------------------

Name, Age, Position(s) Held                                                                   Number of Funds in
with the Fund and Length of    Principal Occupation(s) During Past 5 Years and                Fund Complex
Time Served(1)                 Other Directorships Held                                       Overseen
-------------------------------------------------------------------------------------------------------------------
Lewis A. Burnham (70)          Retired; formerly, Director of Management Consulting, McNulty           82
Trustee, 1977-present          & Company (1990-1998); prior thereto, Executive Vice
                               President, Anchor Glass Container Corporation.
-------------------------------------------------------------------------------------------------------------------
Donald L. Dunaway (66)         Retired; formerly, Executive Vice President, A.O. Smith                 82
Trustee, 1980-present          Corporation (diversified manufacturer) (1963-1994).
-------------------------------------------------------------------------------------------------------------------
James R. Edgar (56)            Distinguished Fellow, University of Illinois, Institute of              82
Trustee, 1999-present          Government and Public Affairs (1999-present); formerly,
                               Governor, State of Illinois (1991-1999). Directorships:
                               Kemper Insurance Companies; John B. Sanfilippo & Son, Inc.
                               (processor/packager/marketer of nuts, snacks and candy
                               products); Horizon Group Properties, Inc.; Youbet.com (online wagering platform); Alberto-Culver Company (manufactures,
                               distributes and markets health and beauty-care products).
-------------------------------------------------------------------------------------------------------------------
Paul K. Freeman (52)           President, Cook Street Holdings (consulting); Adjunct                   82
Trustee, 2002-present          Professor, University of Denver; Consultant, World
                               Bank/Inter-American Development Bank; formerly, Project
                               Leader, International Institute for Applied Systems Analysis
                               (1998-2001); Chief Executive Officer, The Eric Group, Inc.
                               (environmental insurance) (1986-1998).
-------------------------------------------------------------------------------------------------------------------
Robert B. Hoffman (66)         Retired; formerly, Chairman, Harnischfeger Industries, Inc.             82
Trustee, 1981-present          (machinery for the mining and paper industries) (1999-2000);
                               prior thereto, Vice Chairman and Chief Financial Officer,
                               Monsanto Company (agricultural, pharmaceutical and
                               nutritional/food products) (1994-1999).
-------------------------------------------------------------------------------------------------------------------
Shirley D. Peterson (61)       Retired; formerly, President, Hood College (1995-2000); prior           82
Trustee, 1995-present          thereto, Partner, Steptoe & Johnson (law firm); Commissioner,
                               Internal Revenue Service; Assistant Attorney General (Tax),
                               US Department of Justice. Directorships: Bethlehem Steel
                               Corp.; Federal Mogul Corp.; Trustee, Bryn Mawr College.
-------------------------------------------------------------------------------------------------------------------
Fred B. Renwick (73)           Retired; Professor Emeritus of Finance, New York University,            82
Trustee, 1988-present          Stern School of Business (2001-present); formerly, Professor,
                               New York University Stern School of business (1965-2001).
                               Directorships: The Wartburg Foundation; The Investment Fund
                               for Foundations; Chairman, Finance Committee of Morehouse
                               College Board of Trustees; formerly, Director of Board of
                               Pensions, Evangelical Lutheran Church in America; member of the Investment Committee of Atlanta University Board of
                               Trustees; Chair of the Investment Committee, American Bible
                               Society Board of Trustees.
-------------------------------------------------------------------------------------------------------------------

Name, Age, Position(s) Held                                                                   Number of Funds in
with the Fund and Length of    Principal Occupation(s) During Past 5 Years and                Fund Complex
Time Served(1)                 Other Directorships Held                                       Overseen
-------------------------------------------------------------------------------------------------------------------
William P. Sommers (69)        Retired; formerly, President and Chief Executive Officer, SRI           82
Trustee, 1979-present          International (research and development) (1994-1998); prior thereto, Executive Vice President, lameter (medical
                               information and educational service provider); Senior Vice
                               President and Director, Booz, Allen & Hamilton Inc.
                               (management consulting firm). Directorships: PSI Inc.
                               (satellite engineering and components); Evergreen Solar, Inc.
                               (develop/manufacture solar electric system engines); H2 Gen
                               (manufacture hydrogen generators); Zassi Medical Evolutions,
                               Inc. (specialists in intellectual property opportunities in medical device arena); Guckenheimer Enterprises (executive food services).
-------------------------------------------------------------------------------------------------------------------
John G. Weithers (69)          Retired; formerly, Chairman of the Board and Chief Executive            82
Trustee, 1993-present          Officer, Chicago Stock Exchange. Directorships: Federal Life
                               Insurance Company; Chairman of the Members of the Corporation
                               and Trustee, DePaul University; formerly, International
                               Federation of Stock Exchanges; Records Management Systems.
-------------------------------------------------------------------------------------------------------------------

Interested Trustees(2) and Officers

Name, Age, Position(s) Held                                                                   Number of Funds in
with the Fund and Length of    Principal Occupation(s) During Past 5 Years and                Fund Complex
Time Served(1)                 Other Directorships Held                                       Overseen
-------------------------------------------------------------------------------------------------------------------
Richard T. Hale(2,3) (57)      Managing Director, Deutsche Bank Securities Inc. (formerly             201
Chairman and Trustee,          Deutsche Banc Alex. Brown Inc.) and Deutsche Asset Management
2002-present, and President,   (1999 to present); Director and President, Investment Company
2003-present                   Capital Corp. (registered investment advisor) (1996 to
                               present); Director, Deutsche Global Funds, Ltd. (2000 to
                               present), CABEI Fund (2000 to present), North American Income
                               Fund (2000 to present) (registered investment companies);
                               Director, Scudder Global Opportunities Fund (since 2003);
                               Director/Officer Deutsche/Scudder Mutual Funds (various
                               dates); President, Montgomery Street Income Securities, Inc.
                               (2002 to present) (registered investment companies); Vice
                               President, Deutsche Asset Management, Inc. (2000 to present);
                               formerly, Director, ISI Family of Funds (registered
                               investment companies; 4 funds overseen) (1992-1999)
------------------------------------------------------------------------------------------------------------------
Philip J. Collora (57)         Director, Deutsche Asset Management                                    n/a
Vice President and Assistant
Secretary, 1986-present
------------------------------------------------------------------------------------------------------------------
Daniel O. Hirsch(3) (48)       Managing Director, Deutsche Asset Management (2002-present)            n/a
Vice President and Assistant   and Director, Deutsche Global Funds Ltd. (2002-present);
Secretary, 2002-present        formerly, Director, Deutsche Asset Management (1999-2002);
                               Principal, BT Alex. Brown Incorporated (now Deutsche Bank
                               Securities Inc.) (1998-1999); Assistant General Counsel,
                               United States Securities and Exchange Commission (1993-1998)
------------------------------------------------------------------------------------------------------------------

Name, Age, Position(s) Held                                                                   Number of Funds in
with the Fund and Length of    Principal Occupation(s) During Past 5 Years and                Fund Complex
Time Served(1)                 Other Directorships Held                                       Overseen
-------------------------------------------------------------------------------------------------------------------
Kenneth Murphy(4) (39)         Vice President, Deutsche Asset Management (2000-present);              n/a
Vice President, 2002-present   formerly, Director, John Hancock Signature Services
                               (1992-2000); Senior Manager, Prudential Mutual Fund Services
                               (1987-1992)
------------------------------------------------------------------------------------------------------------------
Charles A. Rizzo(4) (45)       Director, Deutsche Asset Management (April 2000 to present);           n/a
Treasurer, 2002-present        formerly, Vice President and Department Head, BT Alex. Brown
                               Incorporated (now Deutsche Bank Securities Inc.) (1998-1999);
                               Senior Manager, Coopers & Lybrand L.L.P. (now
                               PricewaterhouseCoopers LLP) (1993-1998)
------------------------------------------------------------------------------------------------------------------
Brenda Lyons(4) (40)           Managing Director, Deutsche Asset Management                           n/a
Assistant Treasurer,
1998-present
------------------------------------------------------------------------------------------------------------------
John Millette(4) (40)          Director, Deutsche Asset Management                                    n/a
Secretary, 2001-present
------------------------------------------------------------------------------------------------------------------
Caroline Pearson(4) (40)       Managing Director, Deutsche Asset Management                           n/a
Assistant Secretary,
1998-present
------------------------------------------------------------------------------------------------------------------

(1) Length of time served represents the date that each Trustee was first elected to the common board of trustees which oversees a number of investment companies, including the fund, managed by the Advisor. For the Officers of the fund, length of time served represents the date that each Officer was first elected to serve as an officer of any fund overseen by the aforementioned common board of trustees.

(2) As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act, as amended. Interested persons receive no compensation from the fund.

(3)   Address: One South Street, Baltimore, Maryland

(4)   Address: Two International Place, Boston, Massachusetts

Trustee's and Officer's Role with Principal Underwriter: Scudder Distributors, Inc.

Kenneth Murphy:       Vice President
Caroline Pearson:     Secretary
Phillip J. Collora:   Assistant Secretary


Trustees' Responsibilities. The officers of the Trust manage each Fund's day-to-day operations under the direction of the Trust's Board of Trustees. The primary responsibility of the Board is to represent the interests of the shareholders of each Fund and to provide oversight of the management of each Fund. A majority of the Trust's Board members are not affiliated with the Advisor.


The Board has adopted its own Governance Procedures and Guidelines and has established a number of committees, as described below. For each of the following Committees, the Board has adopted a written charter setting forth the Committees' responsibilities.

Board Committees: Each Fund's Board has the following committees:

Audit Committee: The Audit Committee makes recommendations regarding the selection of independent auditors for the Fund, confers with the independent auditors regarding the Fund's financial statements, the results of audits and related matters, and performs such other tasks as the full Board deems necessary or appropriate. The Audit Committee receives annual representations from the auditors as to their independence. The members of the Audit Committee are Donald
L. Dunaway (Chairman), Robert B. Hoffman and William P. Sommers. The Audit Committee held [ ] meetings during calendar year 2002.

Nominating and Governance Committee: The Nominating and Governance Committee, which consists of Independent Trustees, seeks and reviews candidates for consideration as nominees for membership on the Board and oversees the administration of the Fund's Governance Procedures and Guidelines. The members of the Nominating and Governance Committee are Lewis A. Burnham (Chairman), James R. Edgar and Shirley D. Peterson. The Nominating and Governance Committee held [ ] meetings during calendar year 2002. Shareholders wishing to submit the name of a candidate for consideration as a Board member by the Committee should submit their recommendation(s) to the Secretary of the Trust.


Valuation Committee: The Valuation Committee reviews Valuation Procedures adopted by the Board, determines fair value of the Fund's securities as needed in accordance with the Valuation Procedures and performs such other tasks as the full Board deems necessary. The members of the Valuation Committee are John W. Ballantine and Richard T. Hale. Alternative Valuation Committee members are Lewis A. Burnham, Donald L. Dunaway and John G. Weithers. The Trust's Valuation Committee held [ ] meetings during calendar year 2002.

Operations Committee: The Operations Committee oversees the operations of the Fund, such as reviewing the Fund's administrative fees and expenses, distribution arrangements, portfolio transaction policies, custody and transfer agency arrangements, shareholder services and proxy voting policies. Currently, the members of the Operations Committee are John W. Ballantine (Chairman), Paul
K. Freeman, Fred B. Renwick and John G. Weithers. The Trust's Operations Committee held [ ] meetings during calendar year 2002.

Trustee Fund Ownership


Under the Fund's Governance Procedures and Guidelines, the Independent Trustees have established the expectation that within three years each Non-InterestedIndependent Trustee will have invested an amount in those funds he or she oversees (which shall include amounts held under a deferred fee agreement that are valued based on "shadow investments" in such funds) in the aggregate equal to at least one times the amount of the annual retainer received from such funds, with investments allocated to at least one money market, fixed-income and equity fund portfolio, where such an investment is suitable for the particular Independent Trustee's personal investment needs. Each interested Trustee is also encouraged to own an amount of shares (based upon their own individual judgment) of those funds that he or she oversees that is suitable for his or her own appropriate investment needs. The following tables sets forth each Trustee's share ownership of each Fund and all funds in the fund complex overseen by the Trustee as of December 31, 2002.

                                                           Aggregate Dollar
                           Dollar Range of               Range of Securities
                          Fund Shares Owned               Owned in All Funds
                        in Scudder California            in the Fund Complex
Name of Trustee         Tax-Free Income Fund              Overseen by Trustee
---------------         --------------------              -------------------

John W. Ballantine               None                       Over $100,000
Lewis A. Burnham                 None                       Over $100,000
Donald L. Dunaway*            $1-$10,000                    Over $100,000
James R. Edgar*                  None                       Over $100,000
Paul K. Freeman                  None                       None
Richard T. Hale                  None                       Over $100,000
Robert B. Hoffman                None                       Over $100,000
Shirley D. Peterson              None                       Over $100,000
Fred B. Renwick                  None                       Over $100,000
William P. Sommers               None                       Over $100,000
John G. Weithers                 None                       Over $100,000

                                                      Aggregate Dollar Range
                            Dollar Range of               of Securities
                         Fund Shares Owned in           Owned in All Funds
                           Scudder Florida             in the Fund Complex
Name of Trustee          Tax-Free Income Fund          Overseen by Trustee
---------------          --------------------          -------------------

John W. Ballantine               None                      Over $100,000
Lewis A. Burnham                 None                      Over $100,000
Donald L. Dunaway*            $1-$10,000                   Over $100,000
James R. Edgar*                  None                      Over $100,000
Paul K. Freeman                  None                      None
Richard T. Hale                  None                      Over $100,000
Robert B. Hoffman                None                      Over $100,000
Shirley D. Peterson              None                      Over $100,000
Fred B. Renwick                  None                      Over $100,000
William P. Sommers           Over $100,000                 Over $100,000
John G. Weithers                 None                      Over $100,000

                                                    Aggregate Dollar Range
                            Dollar Range of             of Securities
                         Fund Shares Owned in         Owned in All Funds
                           Scudder New York          in the Fund Complex
Name of Trustee          Tax-Free Income Fund        Overseen by Trustee
---------------          --------------------        -------------------

John W. Ballantine               None                     Over $100,000
Lewis A. Burnham                 None                     Over $100,000
Donald L. Dunaway*            $1-$10,000                  Over $100,000
James R. Edgar*                  None                     Over $100,000
Paul K. Freeman                  None                     None
Richard T. Hale                  None                     Over $100,000
Robert B. Hoffman                None                     Over $100,000
Shirley D. Peterson              None                     Over $100,000
Fred B. Renwick                  None                     Over $100,000
William P. Sommers               None                     Over $100,000
John G. Weithers                 None                     Over $100,000


* The dollar range of shares shown includes share equivalents of certain Scudder funds in which Mr. Dunaway and Governor Edgar are deemed to be invested pursuant to the Fund's Deferred Compensation Plan as more fully described under "Remuneration."


Remuneration. Each Independent Trustee for Scudder California Tax-Free Income Fund, Scudder Florida Tax-Free Income Fund and Scudder Florida Tax-Free Income Fund receives a monthly retainer, paid on a quarterly basis, and an attendance fee, plus expenses, for each Board meeting and Committee meeting attended. The Trustees serve as board members of various other funds advised by the Advisor which may have different fee schedules. The Advisor supervises the Fund's investments, pays the compensation and expenses of its personnel who serve as Trustees and officers on behalf of the Fund and receives a management fee for its services.

The Board of Trustees of the Trust established a deferred compensation plan for the Independent Trustees ("Deferred Compensation Plan"). Under the Deferred Compensation Plan, the Independent Trustees may defer receipt of all, or a portion, of the compensation they earn for their services to the Trust, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by the Advisor ("Shadow Shares"). Governor Edgar currently has elected to defer at least a portion of his fees. In addition, previously, Mr. Dunaway elected to defer fees that were payable, which are now included under the Deferred Compensation Plan. The equivalent Shadow Shares are reflected in the table describing the Trustee's share ownership.

Members of the Board of Trustees who are officers, directors, employees or stockholders of the Advisor or its affiliates receive no direct compensation from the Fund, although they are compensated as employees of the Advisor, or its affiliates, and as a result may be deemed to participate in fees paid by each Fund. The Independent Trustees are not entitled to benefits under any fund pension or retirement plan. The following table shows compensation received by each Trustee from the [Trust/Portfolio] and aggregate compensation from the fund complex during the most recent calendar year.

                          Compensation from         Pension or Retirement       Total Compensation
                        Scudder State Tax-Free    Benefits Accrued as Part of   Paid to Trustees from
Name of Trustee             Income Series*               Fund Expenses           Fund Complex(4)(5)
---------------             --------------               -------------           ------------------

John W. Ballantine              $7,527                         $0                    $225,470
Lewis A. Burnham                $6,928                         $0                    $196,060
Donald L. Dunaway(1)            $7,322                         $0                    $225,370
James R. Edgar(2)               $4,650                         $0                    $183,770
Paul K. Freeman*                  $0                           $0                    $124,198
Robert B. Hoffman               $6,533                         $0                    $187,210
Shirley D. Peterson(3)          $7,507                         $0                    $206,010
Fred B. Renwick**               $5,170                         $0                    $199,280
William P. Sommers              $7,404                         $0                    $196,110
John G. Weithers**              $5,024                         $0                    $211,230


*     Newly elected Trustee effective May 15, 2002.

(1) Pursuant to a Deferred Compensation Plan, as discussed above, Mr. Dunaway previously elected, in prior years, to defer fees. Deferred amounts are treated as though an equivalent dollar amount has been invested in Shadow Shares (as defined above) of funds managed by the Advisor. Total deferred fees (including interest thereon and the return from the assumed investment in the funds managed by the Advisor) payable from Total Return Fund to Mr. Dunaway are $25,596.

(2) Includes deferred fees. Pursuant to a Deferred Compensation Plan, as discussed above, deferred amounts are treated as though an equivalent dollar amount has been invested in Shadow Shares (as defined above) of funds managed by the Advisor in which compensation may be deferred by Governor Edgar. Total deferred fees (including interest thereon and the return from the assumed investment in the funds managed by the Advisor) payable from Total Return Fund to Governor Edgar are $7,493.

(3) Includes $19,020 in annual retainer fees received by Ms. Peterson in her role as lead Trustee.

(4) For each Trustee (effective May 15, 2002 for Mr. Freeman) total compensation includes compensation for service on the boards of 33 trusts/corporations comprised of 85 funds/portfolios. For Mr. Freeman, the total includes compensation for service, for partial periods, on the boards of 34 trust/corporations comprised of 97 funds/portfolios. Each trustee, including Mr. Freeman, currently serves on the boards of 33 DeAM trusts/corporations comprised of 81 funds/portfolios.

(5) Aggregate compensation reflects amounts paid to the Trustees for numerous special meetings of the Chicago Board in connection with the sale of the Advisor to Deutsche Bank AG. Such amounts totaled $36,190 for Messrs. Ballantine and Dunaway, $25,850 for Mr. Burnham, $24,070 for Mr. Edgar, $10,170 for Mr. Freeman, $20,680 for Messrs. Hoffman and Sommers, $34,070 for Ms. Peterson, $25,680 for Mr. Renwick and $30,850 for Mr. Weithers. These meeting fees were borne by the Advisor.

Securities Beneficially Owned




As of December 2, 2002, all Trustees and Officers of the Fund as a group owned beneficially (as that term is defined is section 13(d) of the Securities Exchange Act of 1934) less than 1% of the outstanding securities of each Fund.

To the best of each Fund's knowledge, as of December 2, 2002, no other person owned beneficially more than 5% of each class of each Fund's outstanding shares (except as noted below).

Certain accounts for which Deutsche Investment Management Americas Inc. acts as investment advisor owned 3,083,941 shares in the aggregate, or 7.48% of the outstanding shares of Scudder CA Tax Free Fund, Class S as of December 2, 2002. Deutsche Investment Management Americas Inc. may be deemed to be the beneficial owner of such shares, but disclaims any beneficial ownership in such shares.

As of December 2, 2002, 48,493 shares in the aggregate, or 5.02% of the outstanding shares of Scudder California Tax Free Income Fund, Class C were held in the name of Deutsche Bank Securities A.G., P.O. Box 1346, Baltimore, MD 21203 who may be deemed to be the beneficial owner of certain of these shares.

As of December 2, 2002, 53,503 shares in the aggregate, or 5.53% of the outstanding shares of Scudder California Tax Free Income Fund, Class C were held in the name of Wedbush Morgan Securities, for the benefit of customers, P.O. Box 30014, Los Angeles, CA 90030 who may be deemed to be the beneficial owner of certain of these shares.

As of December 2, 2002, 90,309 shares in the aggregate, or 9.34% of the outstanding shares of Scudder California Tax Free Income Fund, Class C were held in the name of Merrill, Lynch, Pierce, Fenner & Smith for the benefit of customers, 4800 Deer Lake Drive East, Jacksonville, FL 32246 who may be deemed to be the beneficial owner of certain of these shares.

As of December 2, 2002, 55,514 shares in the aggregate, or 5.74% of the outstanding shares of Scudder California Tax Free Income Fund, Class C were held in the name of Wedbush Morgan Securities, for the benefit of customers, P.O. Box 30014, Los Angeles, CA 90030 who may be deemed to be the beneficial owner of certain of these shares.

As of December 2, 2002, 206,795 shares in the aggregate, or 7.97% of the outstanding shares of Scudder Florida Tax Free Income Fund, Class A were held in the name of Merrill, Lynch, Pierce Fenner and Smith, for the benefit of customers, 4800 Deer Lake Drive, Jacksonville, FL 32246 who may be deemed to be the beneficial owner of certain of these shares.

As of December 2, 2002, 433,513 shares in the aggregate, or 6.62% of the outstanding shares of Scudder Florida Tax Free Income Fund, Class A were held in the name of Deutsche Bank Securities A.G., P.O. Box 1346, Baltimore, MD 21203 who may be deemed to be the beneficial owner of certain of these shares.

As of December 2, 2002, 39,960 shares in the aggregate, or 7.32% of the outstanding shares of Scudder Florida Tax Free Income Fund, Class B were held in the name of Donaldson, Lufkin & Jenrette, Inc., for the benefit of customers, 200 Liberty Street, New York, NY 10281 who may be deemed to be the beneficial owner of certain of these shares.

As of December 2, 2002, 57,184 shares in the aggregate, or 10.47% of the outstanding shares of Scudder Florida Tax Free Income Fund, Class B were held in the name of Merrill, Lynch, Pierce Fenner and Smith, for the benefit of customers, 4800 Deer Lake Drive, Jacksonville, FL 32246 who may be deemed to be the beneficial owner of certain of these shares.

As of December 2, 2002, 52,126 shares in the aggregate, or 9.54% of the outstanding shares of Scudder Florida Tax Free Income Fund, Class B were held in the name of BNY Clearing Services LLC, for the benefit of customers, 111 E. Kilbourn Avenue, Milwaukee, WI 53202 who may be deemed to be the beneficial owner of certain of these shares.

As of December 2, 2002, 54,697 shares in the aggregate, or 10.01% of the outstanding shares of Scudder Florida Tax Free Income Fund, Class B were held in the name of Legg Mason Wood Walker, Inc., for the benefit of customers, P.O. Box 1476, Baltimore, MD 21203 who may be deemed to be the beneficial owner of certain of these shares.

As of December 2, 2002, 9,652 shares in the aggregate, or 9.44% of the outstanding shares of Scudder Florida Tax Free Income Fund, Class C were held in the name of Deutsche Bank Securities A.G., P.O. Box 1346, Baltimore, MD 21203 who may be deemed to be the beneficial owner of certain of these shares.

As of December 2, 2002, 5,310 shares in the aggregate, or 5.19% of the outstanding shares of Scudder Florida Tax Free Income Fund, Class C were held in the name of Salomon Smith Barney, Inc., for the benefit of customers, 333 W. 34th Street, New York, NY 10001 who may be deemed to be the beneficial owner of certain of these shares.

As of December 2, 2002, 6,956 shares in the aggregate, or 6.80% of the outstanding shares of Scudder Florida Tax Free Income Fund, Class C were held in the name of Donaldson, Lufkin & Jenrette, Inc., for the benefit of customers, 200 Liberty Street, New York, NY 10281 who may be deemed to be the beneficial owner of certain of these shares.

As of December 2, 2002, 5,846 shares in the aggregate, or 5.72% of the outstanding shares of Scudder Florida Tax Free Income Fund, Class C were held in the name of Deutsche Investment Management Americas Inc., for the benefit Joann Stone, 345 Park Avenue, New York, NY 10154 who may be deemed to be the beneficial owner of certain of these shares.

As of December 2, 2002, 7,661 shares in the aggregate, or 7.49% of the outstanding shares of Scudder Florida Tax Free Income Fund, Class C were held in the name of LINSCO/Private Ledger Corp., for the benefit of customers, 9785 Towne Center Drive, San Diego, CA 92121 who may be deemed to be the beneficial owner of certain of these shares.

As of December 2, 2002, 9,116 shares in the aggregate, or 8.92% of the outstanding shares of Scudder Florida Tax Free Income Fund, Class C were held in the name of National Financial Services Corp., for the benefit of customers, 200 Liberty Street, New York, NY 10281 who may be deemed to be the beneficial owner of certain of these shares.

As of December 2, 2002, 6,956 shares in the aggregate, or 6.80% of the outstanding shares of Scudder Florida Tax Free Income Fund, Class C were held in the name of Donaldson, Lufkin & Jenrette, Inc., for the benefit of customers, 200 Liberty Street, New York, NY 10281 who may be deemed to be the beneficial owner of certain of these shares.

As of December 2, 2002, 71,238 shares in the aggregate, or 6.75% of the outstanding shares of Scudder New York Tax Free Income Fund, Class B were held in the name of Merrill, Lynch, Pierce Fenner and Smith, for the benefit of customers, 4800 Deer Lake Drive, Jacksonville, FL 32246 who may be deemed to be the beneficial owner of certain of these shares.

As of December 2, 2002, 74,406 shares in the aggregate, or 15.35% of the outstanding shares of Scudder New York Tax Free Income Fund, Class C were held in the name of PaineWebber, for the benefit of customers, 1000 Harbor Blvd., Weehawken, NJ 07087 who may be deemed to be the beneficial owner of certain of these shares.

As of December 2, 2002, 43,799 shares in the aggregate, or 9.04% of the outstanding shares of Scudder New York Tax Free Income Fund, Class C were held in the name of Merrill, Lynch, Pierce Fenner and Smith, for the benefit of customers, 4800 Deer Lake Drive, Jacksonville, FL 32246 who may be deemed to be the beneficial owner of certain of these shares.

As of December 2, 2002, 72,438 shares in the aggregate, or 14.95% of the outstanding shares of Scudder New York Tax Free Income Fund, Class C were held in the name of Wexford Clearing Services Corp., for the benefit of customers, 25 Eastland Drive, Glen Cove, NY 11542 who may be deemed to be the beneficial owner of certain of these shares.


                                FUND ORGANIZATION

Organizational Description

The Trustees have the authority to create additional Funds and to designate the relative rights and preferences as between the different Funds. The Trustees also may authorize the division of shares of a Fund into different classes, which may bear different expenses. All shares issued and outstanding are fully paid and non-assessable, transferable, have no pre-emptive or conversion rights and are redeemable as described in the SAI and in the Fund's prospectus. Each share has equal rights with each other share of the same class of the Fund as to voting, dividends, exchanges, conversion features and liquidation. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. The Trustees may also terminate any Fund or class by notice to the shareholders without shareholder approval. Currently, [Class A, Class B, Class C, Class S, Class AARP, [and] Class I [Institutional Class]] Shares are offered.

The [Fund/Funds] generally [is/are] not required to hold meetings of [its/their] shareholders. Under the Agreement and Declaration of Trust of the Trust, as amended, ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which approval by shareholders is required by the 1940 Act; (c) any termination of the Fund or a class to the extent and as provided in the Declaration of Trust; (d) certain material amendments of the Declaration of Trust (such as other than amendments changing the name of the Trust, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Fund, or any registration of the Fund with the SEC or as the trustees may consider necessary or desirable. Shareholders also vote upon changes in fundamental investment policies or restrictions.

The Declarations of Trust [for (Name(s) of Fund's) in MA Business Trust] provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with a Trust except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declarations of Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of a Trust. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of each Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by a Trust or the Trust's Trustees. Moreover, the Declaration of Trust provides for indemnification out of Trust property for all losses and expenses of any shareholder held personally liable for the obligations of a Fund and each Trust may be covered by insurance. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and such Trust itself is unable to meet its obligations.

If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them.

Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of a successor or until such Trustee sooner dies, resigns, retires or is removed.

[Select one of the following three paragraphs based on the Trustee Removal provisions in the Dec of Trust(s): Any of the Trustees may be removed (provided the aggregate number of Trustees after such removal shall not be less than one) with cause, by the action of [two-thirds] of the remaining Trustees. Any Trustee may be removed at any meeting of shareholders by vote of [two-thirds] of the outstanding shares. The Trustees shall promptly call a meeting of the shareholders for the purpose of voting upon the question of removal of any such Trustee or Trustees when requested in writing to do so by the holders of not less than ten percent of the outstanding shares, and in that connection, the Trustees will assist shareholder communications to the extent provided for in
Section 16(c) under the 1940 Act.

Any Trustee may be removed for cause at any time by written instrument, signed by at least a majority of the number of Trustees prior to such removal, specifying the date upon which such removal shall become effective. Any Trustee may be removed with or without cause (i) by the vote of the shareholders entitled to vote more than fifty percent (50%) of the votes entitled to be cast on the mater voting together without regard to series or class at any meeting called for such purpose, or (ii) by a written consent filed with the custodian of the Trust's portfolio securities and executed by the shareholder entitled to vote more than fifty percent (50%) of the votes entitled to be cast on the matter voting together without regard to series or class. Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate shares constituting at least one percent of the outstanding shares of the Trust, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting to consider removal of a Trustee and accompanied by a form of communication and request that they wish to transmit, the Trustees will assist shareholder communications to the extent provided for in Section 16(c) under the 1940 Act.]

It is possible that a Fund might become liable for a misstatement regarding another Fund. The Trustees of each Fund have considered this and approved the use of a combined SAI for the Funds.

                              FINANCIAL STATEMENTS


The financial statements, including the portfolio of investments, of Scudder California Tax-Free Income Fund, Scudder Florida Tax Free Income Fund and Scudder New York Tax-Free Income Fund, together with the Report of Independent AccountantsAuditors, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of the Fund dated August 31, 2002 and the Semiannual Report to the Shareholders of the Fund dated February 28, 2003, are incorporated herein by reference and are hereby deemed to be a part of this combined Statement of Additional Information.

The financial statements, including the portfolio of investments, of Scudder Massachusetts Tax Free Fund, together with the Report of Independent Auditors, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of the Fund dated March 31, 2003 and the Semiannual Report to the Shareholders of the Fund dated September 30, 2002, are incorporated herein by reference and are hereby deemed to be a part of this combined Statement of Additional Information.

                             ADDITIONAL INFORMATION


The CUSIP number of Scudder California Tax-Free Income Fund, Class A is
811204106.

The CUSIP number of Scudder California Tax-Free Income Fund, Class B is
811204502.

The CUSIP number of Scudder California Tax-Free Income Fund, Class C is
811204601.

The CUSIP number of Scudder Florida Tax-Free Income Fund, Class A is 811204205.

The CUSIP number of Scudder Florida Tax-Free Income Fund, Class B is 811204809.

The CUSIP number of Scudder Florida Tax-Free Income Fund, Class C is 811204882.

The CUSIP number of Scudder New York Tax-Free Income Fund, Class A is 811204403.

The CUSIP number of Scudder New York Tax-Free Income Fund, Class B is 811204858.

The CUSIP number of Scudder New York Tax-Free Income Fund, Class C is 811204841.

Each Fund has a fiscal year end of August 31..

The CUSIP number of Scudder Massachusetts Tax-Free Fund, Class A is 811184803.

The CUSIP number of Scudder Massachusetts Tax-Free Fund, Class B is 811184886.

The CUSIP number of Scudder Massachusetts Tax-Free Fund, Class C is 811184878.

The Fund has a fiscal year end of March 31.

This Statement of Additional Information contains the information of Fund(s)]Scudder California Tax-Free Income Fund, Scudder Florida Tax-Free Income Fund, Scudder Massachusetts Tax-Free Fund and Scudder New York Tax-Free Income Fund. Each Fund, through its combined prospectus, offers only its own share classes, yet it is possible that one Fund might become liable for a misstatement regarding the other Fund. The Trustees of each Fund have considered this, and have approved the use of this Statement of Additional Information.


The Funds' prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Funds have filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to each Fund and the securities offered hereby. This Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

                             RATINGS OF INVESTMENTS

Standard & Poor's Corporation Bond Ratings

AAA. Debt rated AAA had the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C. Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI. The rating CI is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service, Inc. Bond Ratings

AAA. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Long-Term Debt Ratings

AAA. Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA. Very high credit quality. "AA"` ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A. High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB. Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB. Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B. Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C. High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, D. Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

Fitch Short-Term Debt Ratings

F1. Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2. Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3. Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B. Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C. High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D. Default. Denotes actual or imminent payment default.

Commercial Paper Ratings

Commercial paper rated by Standard & Poor's Ratings Services ("S&P") has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1 or A-2.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. ("Moody's"). Among the factors considered by it in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1 or 2.

Municipal Notes

Moody's: The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2," and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the "best quality". Notes rated "MIG 2" or "VMIG 2" are of "high quality," with margins or protection "ample although not as large as in the preceding group". Notes rated "MIG 3" or "VMIG 3" are of "favorable quality," with all security elements accounted for but lacking the strength of the preceding grades.

S&P: The "SP-1" rating reflects a "very strong or strong capacity to pay principal and interest". Notes issued with "overwhelming safety characteristics" will be rated "SP-1+". The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

Fitch: The highest ratings for state and municipal short-term obligations are "F-1+," "F-1," and "F-2."

                          SCUDDER STATE TAX-FREE TRUST

                       Scudder Massachusetts Tax-Free Fund
                            (Class S and AARP Shares)


                       STATEMENT OF ADDITIONAL INFORMATION

                                 August 1, 2003

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus for the Fund, dated August 1, 2003 as amended from time to time, a copy of which may be obtained without charge by contacting 1-800-SCUDDER or Scudder Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, or from the firm from which this Statement of Additional Information was obtained.

The Annual Report to Shareholders of the Fund, dated March 31, 2003 accompanies this Statement of Additional Information. It is incorporated by reference and is hereby deemed to be part of this Statement of Additional Information. This Statement of Additional Information is incorporated by reference into the prospectus.

                                TABLE OF CONTENTS

                                                                            Page


INVESTMENT RESTRICTIONS....................................................... 1

INVESTMENT POLICIES AND TECHNIQUES............................................ 9

MANAGEMENT OF THE FUNDS...................................................... 22
   Investment Advisor........................................................ 22
   Administrative Agreement.................................................. 25
   Underwriter............................................................... 27

PORTFOLIO TRANSACTIONS....................................................... 28

FUND SERVICE PROVIDERS....................................................... 29
   Independent Accountants and Reports to Shareholders....................... 29
   Legal Counsel............................................................. 29
   Fund Accounting Agent..................................................... 29
   Custodian, Transfer Agent and Shareholder Service Agent................... 30

PERFORMANCE.................................................................. 32

PURCHASE AND REDEMPTION OF SHARES............................................ 34

TAXES........................................................................ 40

NET ASSET VALUE.............................................................. 43

OFFICERS AND TRUSTEES........................................................ 44

FUND ORGANIZATION............................................................ 50

FINANCIAL STATEMENTS......................................................... 51

ADDITIONAL INFORMATION....................................................... 51

RATINGS OF INVESTMENTS....................................................... 52

                             INVESTMENT RESTRICTIONS


Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. There can be no assurance that the Fund's objective will be met.

Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after and is caused by an acquisition or encumbrance of securities or assets of, or borrowings by, the Fund.

Scudder Massachusetts Tax-Free Fund has elected to be classified as a non-diversified series of an open-end investment management company.


A non-diversified fund may invest a greater proportion of its assets in the obligations of a small number of issuers, and may be subject to greater risk and substantial losses as a result of changes in the financial condition or the market's assessment of the issuers. While not limited by the 1940 Act as to the proportion of its assets that it may invest in obligations of a single issuer, the Fund will comply with the diversification requirements imposed by the Internal Revenue Code for qualification as a regulated investment company.

As a matter of fundamental policy, the Fund may not:

(1) borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(2) issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(3) concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(4) engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

(5) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that a Fund reserves freedom of action to hold and to sell real estate acquired as a result of a Fund's ownership of securities;

(6) purchase physical commodities or contracts relating to physical commodities; or

(7) make loans except as permitted under the [Investment Company Act of 1940/1940 Act], as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.


A fundamental policy may not be changed without the approval of a majority of the outstanding voting securities of the Fund which, under the Investment Company Act of 1940, as amended (the "1940 Act") and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund.

The Trustees of the Trust have voluntarily adopted certain policies and restrictions, which are observed in the conduct of the Fund's affairs. These represent intentions of the Trustees based upon current circumstances. Nonfundamental policies may be changed by the Trustees of the Trust without requiring prior notice to or approval of shareholders.


As a matter of non-fundamental policy, the Fund currently does not intend to:

(a) borrow money in an amount greater than 5% of its total assets except (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Fund's registration statement which may be deemed to be borrowings;


(b) enter into either reverse repurchase agreements or dollar rolls in an amount greater than 5% of its total assets;


(c) purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments, (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and
      (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

(d) purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

(e) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

(f) purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value); and

(g)   lend portfolio securities in an amount greater than 5%.

(i)   invest in companies for the purpose of exercising management or control;
      or


The Fund will not purchase illiquid securities, including repurchase agreements maturing in more than seven days, if, as a result thereof, more than 15% of the Fund's net assets, valued at the time of the transaction, would be invested in such securities.



To meet federal tax requirements for qualification as a regulated investment company, the Fund must limit its investments so that at the close of each quarter of its taxable year (1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the US Government or a regulated investment company), and (2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

As a matter of fundamental policy, at least 80% of the Fund's net assets will normally be invested in municipal securities. All income distributed by the Fund is expected to be exempt from regular federal income tax. Ordinarily, the Fund expects that 100% of its portfolio securities will be in federally tax-exempt securities although a small portion of its income may be subject to federal, alternative minimum tax (AMT) or state and local taxes.

For temporary defensive purposes or if an unusual disparity between after-tax income on taxable and municipal securities makes it advisable, up to 20% of a Fund's assets may be held in cash or invested in short-term taxable investments, including US Government obligations and money market instruments. The Fund's distributions from interest on certain municipal securities may be subject to the AMT depending upon investors' particular situations. However, no more than 20% of the Fund's net assets will normally be invested in municipal securities whose interest income, when distributed to shareholders, is subject to the individual AMT. In addition, state and local taxes may apply, depending on your state tax laws.

There is no current intention to invest more than 5% of a Fund's net assets in reverse repurchase agreements.

The Fund may temporarily invest more than 20% of its net assets in taxable securities during periods which, in the Advisor's opinion, require a defensive position.


In seeking to achieve its investment objective, the Portfolio may invest all or any part of its assets in Municipal Securities that are industrial development bonds.

Moreover, although Scudder Massachusetts Tax Free Fund does not currently intend to do so on a regular basis, it may invest more than 25% of its assets in Municipal Securities that are repayable out of revenue streams generated from economically related projects or facilities, if such investment is deemed necessary or appropriate by the Fund's investment manager. To the extent that the Fund's assets are concentrated in Municipal Securities payable from revenues on economically related projects and facilities, the Fund will be subject to the risks presented by such projects to a greater extent than it would be if the Fund's assets were not so concentrated. For purposes of the Fund's investment limitation regarding concentration of investments in any one industry, industrial development or other private activity, bonds ultimately payable by companies within the same industry will be considered as if they were issued by issuers in the same industry.


STATE SPECIFIC RISK FACTORS


The Fund will invest in bonds issued by the Massachusetts or its political subdivisions. The Fund is therefore subject to various statutory, political and economic factors unique to Massachusetts. Discussed below are some of the more significant factors that could affect the ability of the bond issuers to repay interest and principal on Massachusetts securities owned by the Fund. The information is derived from various public sources, all of which are available to investors generally, and which the Fund believes to be accurate.

Scudder Massachusetts Tax-Free Fund

The following information as to certain Massachusetts risk factors is given to investors in view of the Fund's policy of concentrating its investments in Massachusetts issuers. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Massachusetts issuers and other sources believed to be reliable. No independent verification has been made of the following information.

The Fund is more susceptible to factors adversely affecting issuers of Massachusetts municipal securities than comparable municipal bond funds that do not focus on investments of Massachusetts issuers.

Commonwealth Economy. Massachusetts experienced economic growth from 1998 to 2000 that was faster than the national average. Beginning in 2001, economic growth in Massachusetts has declined and has lagged the national average. The unemployment rate for the Commonwealth declined each year from 1998 to 2000, from 3.3% in 1998 to 2.6% in 2000. The unemployment rate in the Commonwealth increased to 3.7% in 2001 and increased further in 2002 to 5.3%. The national unemployment rate also declined each year from 1998 to 2000, from 4.5% in 1998 to 4.0% in 2000. The national unemployment rate increased to 4.7% in 2001 and increased further in 2002 to 5.8%. Current economic indicators such as retail sales, consumer confidence, business investment and employment levels suggest a continued economic recession or slow recovery in the Commonwealth. The unemployment rate for the Commonwealth as of January 2003 was 5.2% compared to a national rate of 5.7% and compared to a rate of 4.9% in January 2002. Real per capita income in the Commonwealth grew at rates of 4.0% in 1998, 2.4% in 1999 and 6.0% in 2000. In 2001, nominal and real income in Massachusetts began to decline. Despite declines in income, both real and nominal income levels in Massachusetts remain above the national average.

Major infrastructure projects have been undertaken in the Commonwealth in recent years. The $14.625 billion Central Artery/Ted Williams Tunnel Project is expected to be completed in 2005. The federal government has capped its contribution to the project, and the full cost of future cost overruns, if any, will have to be paid by the Commonwealth or the Massachusetts Turnpike Authority. In 1997, a law was passed authorizing the Commonwealth to spend up to $609.4 million for the design and construction of a new convention facility in South Boston. At the same time, $48.5 million was authorized for the expansion and renovation of the Springfield Civic Center, and $19 million was reimbursed to the City of Worcester for construction of a new convention center. Revenue bonds used to finance these three facilities will be paid from various parking receipts, car rental surcharges, hotel taxes and sales taxes in business located in and around the facilities.

The fiscal viability of the Commonwealth's authorities and municipalities is inextricably linked to that of the Commonwealth. Certain authorities, such as the Massachusetts Development Finance Agency, the Massachusetts Turnpike Authority and the Massachusetts Water Pollution Abatement Trust benefit from contract assistance agreements with the Commonwealth. Such agreements constitute general obligations of the Commonwealth for which its full faith and credit are pledged. The Commonwealth also guarantees the debt of several authorities, including the State College Building Authority and the University of Massachusetts Building Authority. Their ratings are based on the Commonwealth guarantee and can be expected to move in tandem with ratings on Commonwealth general obligation debt. The Commonwealth funds several other authorities in part or in whole and their debt ratings may be adversely affected by a negative change in those of the Commonwealth. As of March 2003, the Commonwealth's general obligation bonds were rated Aa2 by Moody's Investors Service, Inc., AA-by both Standard & Poor's Ratings Services and Fitch Ratings. From time to time, the rating agencies may change their ratings.

Commonwealth Budget. Commonwealth spending increased each year from fiscal 1998 to fiscal 2002. The Commonwealth's revenues also increased each year from fiscal 1998 to fiscal 2001, but decreased significantly in fiscal 2002. During fiscal 2002 and fiscal 2003, tax revenues repeatedly failed to meet official forecasts. Tax revenue receipts declined sharply in fiscal 2002 from $16.075 billion to $13.623 in fiscal 2002. The Commonwealth incurred a $1.625 billion deficit in fiscal 2002 and ended fiscal 2002 with a positive balance in its budgeted funds, as required by statute, primarily by using reserve funds, including $1.030 billion from the Stabilization Fund. In fiscal 2003, the Legislature enacted a $1.241 billion tax increase. Fiscal 2003 tax revenues are estimated to be $14.064 billion. The Commonwealth reduced spending, increased certain fees and transferred funds from reserve accounts to the general fund to address anticipated revenue shortfalls in fiscal 2003. The balance in the Stabilization Fund in fiscal 2003 has declined to an estimated $447.6 million, from a high of $1.715 billion in fiscal 2001.

The budgeted operating funds of the Commonwealth ended fiscal 1998 with a surplus of revenues and other sources over expenditures and other uses of $798.1 million and aggregate ending fund balances in the budgeted operating funds of the Commonwealth of approximately $2.192 billion. Budgeted revenues and other sources for fiscal 1998 totaled approximately $19.800 billion, including tax revenues of $14.026 billion. Commonwealth budgeted expenditures and other uses in fiscal 1998 totaled $19.002 billion. At the end of fiscal 1998, the Commonwealth showed a year-end cash position of approximately $1.500 billion, which did not include the Stabilization Fund's ending balance of $1.160 billion.

The budgeted operating funds of the Commonwealth ended fiscal 1999 with a deficiency of revenues and other sources over expenditures and other uses of $79.7 million and aggregate ending fund balances of in the budgeted operating funds of the Commonwealth of approximately $2.112 billion. Budgeted revenues and other sources for fiscal 1999 totaled approximately $20.165 billion, including tax revenues of $14.292 billion. Commonwealth budgeted expenditures and other uses in fiscal 1999 totaled $20.245 billion. At the end of fiscal 1999, the Commonwealth showed a year-end cash position of approximately $1.242 billion, which did not include the Stabilization Fund's ending balance of $1.389 billion.

The budgeted operating funds of the Commonwealth ended fiscal 2000 with a surplus of revenues and other sources over expenditures and other uses of $173 million and aggregate ending fund balances in the budgeted operating funds of the Commonwealth of approximately $2.285 billion. Budgeted revenues and other sources for fiscal 2000 totaled approximately $22.587 billion, including tax revenues of $15.689 billion. Commonwealth budgeted expenditures and other uses in fiscal 2000 totaled $22.414 billion. At the end of fiscal 2000, the Commonwealth showed a year-end cash position of approximately $3.618 billion, which did not include the Stabilization Fund's ending balance of $1.608 billion.

The budgeted operating funds of the Commonwealth ended fiscal 2001 with a surplus of revenues and other sources over expenditures and other uses of $726.8 million and aggregate ending fund balances in the budgeted operating funds of the Commonwealth of approximately $3.013 billion. Budgeted revenues and other sources for fiscal 2001 totaled approximately $22.861 billion, including tax revenues of $16.075 billion. Commonwealth budgeted expenditures and other uses in fiscal 2001 totaled $22.134 billion. At the end of fiscal 2001, the Commonwealth showed a year-end cash position of approximately $931 million, which did not include the Stabilization Fund's ending balance of $1.715 billion.

The budgeted operating funds of the Commonwealth ended fiscal 2002 with a deficiency of revenues and other sources over expenditures and other uses of $1.625 billion and aggregate ending fund balances in the budgeted operating funds of the Commonwealth of approximately $1.388 billion. Budgeted revenues and other sources for fiscal 2002 totaled approximately $21.174 billion, including tax revenues of $13.623 billion. Commonwealth budgeted expenditures and other uses in fiscal 2002 totaled $22.800 billion. At the end of fiscal 2002, the Commonwealth showed a year-end cash position of approximately $391 million, which did not include the Stabilization Fund's ending balance of $881.8 million.

The budgeted operating funds of the Commonwealth are estimated to end fiscal 2003 with a deficiency of revenues and other sources over expenditures and other uses of $738.9 million and aggregate ending fund balances in the budgeted operating funds of the Commonwealth of approximately $609.0 million. Budgeted revenues and other sources for fiscal 2003 are anticipated to total approximately $21.699 billion, including tax revenues of $14.064 billion. Commonwealth budgeted expenditures and other uses in fiscal 2003 are estimated to total $22.438 billion. At the end of fiscal 2003, the Stabilization Fund's ending balance is estimated to be $447.6 million.

Fiscal 2004 tax revenues are estimated to be $13.994 billion. The Commonwealth's General Appropriation Act ("GAA") for fiscal 2004 was enacted on June 20, 2003 and approved in part by the Governor on June 30, 2003. The Legislature is continuing to consider overrides to some of the Governor's vetoes.

Limitations on Tax Revenues. Growth of tax revenues is limited by law in the Commonwealth to the average positive rate of growth in total wages and salaries in the Commonwealth, as reported by the federal government, during the three calendar years immediately preceding the end of such fiscal year. The law also requires that allowable state tax revenues be reduced by the aggregate amount received by local governmental units from any newly authorized or increased local option taxes or excises. Any excess in state tax revenue collections for a given fiscal year over the prescribed limit, as determined by the State Auditor, is to be applied as a credit against the then current personal income tax liability of all taxpayers in the Commonwealth in proportion to the personal income tax liability of all taxpayers in the Commonwealth for the immediately preceding tax year. The law does not exclude principal and interest payments on Commonwealth debt obligations from the scope of its tax limit. However, the preamble to the law containing the limitation provides that "although not specifically required by anything contained in this chapter, it is assumed that from allowable state tax revenues as defined herein the Commonwealth will give priority attention to the funding of state financial assistance to local governmental units, obligations under the state governmental pension systems and payment of principal and interest on debt and other obligations of the Commonwealth." Tax revenues in fiscal 1998 through fiscal 2002 were lower than the limit set by the law, and the Commonwealth estimates that state tax revenues in fiscal 2003 will not reach such limit. For fiscal 2002, net state tax revenues were approximately $14.343 billion and allowable state tax revenues were approximately $19.661 billion.

Debt Limits and Outstanding Debt. Legislation enacted in December 1989 imposes a limit on the amount of outstanding "direct" bonds of the Commonwealth. The law set a fiscal 1991 limit of $6.8 billion and provided that the limit for each subsequent fiscal year was to be 105% of the previous fiscal year's limit. The measurement of this limit is performed under the statutory basis of accounting, which differs from GAAP in that the principal amount of outstanding bonds is measured net of discount and costs of issuance. The law further provides that bonds to be refunded from the proceeds of Commonwealth refunding bonds are to be excluded from outstanding "direct" bonds upon the issuance of the refunding bonds. Pursuant to Chapter 33 of the Acts of 1991, the Commonwealth's outstanding special obligation highway revenue bonds are not to be counted in computing the amount of bonds subject to this limit. Pursuant to Chapter 5 of the Acts of 1991, $287.2 million of Commonwealth refunding bonds issued in September and October 1991 are not counted in computing the amount of the bonds subject to this limit. Pursuant to Chapter 11 of the Acts of 1997, federal grant anticipation notes are also not to be counted in computing the amount of the bonds subject to this limit. Pursuant to Chapter 127 of the Acts of 1999, bonds issued to pay the operating notes issued by the Massachusetts Bay Transportation Authority or to reimburse the Commonwealth for advances to the MBTA are not to be counted in computing the amount of the bonds subject to this limit.

In January 1990, legislation was enacted to impose a limit on debt service appropriations in Commonwealth budgets beginning in fiscal 1991. The law provides that no more than 10% of the total appropriations in any fiscal year may be expended for payment of interest and principal on general obligation debt of the Commonwealth. The debt service on bonds that are excluded from the debt limit on direct debt is not included in the limit on debt service appropriations. The law is subject to amendment or repeal by the Legislature at any time and may be superseded in the annual appropriations act for any year.

The Commonwealth is authorized to issue three types of debt directly - general obligation debt, special obligation debt and federal grant anticipation notes. General obligation bonds are issued pursuant to Chapter 29 of the Massachusetts General Laws and are deemed to be general obligations of the Commonwealth to which its full faith and credit are pledged for payment of principal and interest when due. Special obligation revenue debt consists of special obligation revenue bonds ("Special Obligation Bonds") issued under Section 2O of Chapter 29 of the Massachusetts General Laws, which may be secured by either with a pledge of receipts credited to the Highway Fund or with a pledge of receipts credited to the Boston Convention and Exhibition Center Fund. The Commonwealth has issued Special Obligation Bonds secured by a pledge of 6.86 cents of the Commonwealth's 21-cent gasoline tax. In addition, certain independent authorities and agencies within the Commonwealth are statutorily authorized to issue debt for which the Commonwealth is either directly, in whole or in part, or indirectly liable.

Local Governments. In November 1980, voters in the Commonwealth approved a statewide tax limitation initiative petition, commonly known as Proposition 2 1/2, to constrain levels of property taxation and to limit the charges and fees imposed on cities and towns by certain governmental entities, including county governments. Proposition 2 1/2 is not a provision of the state constitution and accordingly is subject to amendment or repeal by the Legislature. Proposition 2 1/2, as amended to date, limits the property taxes that may be levied by any city or town in any fiscal year to the lesser of (i) 2.5% of the full and fair cash valuation of the real estate and personal property therein, and (ii) 2.5% over the previous year's levy limit plus any growth in the tax base from certain new construction and parcel subdivisions. Proposition 2 1/2 also limits any increase in the charges and fees assessed by certain governmental entities, including county governments, on cities and towns to the sum of (i) 2.5% of the total charges and fees imposed in the preceding fiscal year, and (ii) any increase in charges for services customarily provided locally or services obtained by the city or town at its option. The law contains certain override provisions and, in addition, permits debt service on specific bonds and notes and expenditures for identified capital projects to be excluded from the limits by a majority vote at a general or special election. At the time Proposition 2 1/2 was enacted, many cities and towns had property tax levels in excess of the limit and were therefore required to roll back property taxes with a concurrent loss of revenues. Between the enactment of Proposition 2 1/2 and fiscal 2001, the aggregate property tax levy grew from $3.346 billion to $7.520 billion, representing an increase of approximately 124.7%. By contrast, according to federal Bureau of Labor Statistics, the consumer price index for all urban consumers in Boston grew during the same period by approximately 108.5%.

Many communities have responded to the limitation imposed by Proposition 2 1/2 through statutorily permitted overrides and exclusions. There are three types of referenda questions (override of levy limit, exclusion of debt service, or exclusion of capital expenditures) which permit communities to exceed the limits of Proposition 2 1/2. In fiscal 2001, the impact of successful override referenda going back as far as fiscal 1993, was to raise the levy limits of 134 communities by approximately $97.4 million. Although Proposition 2 1/2 will continue to constrain local property tax revenues, significant capacity exists for overrides in nearly all cities and towns. In addition to overrides, Proposition 2 1/2 allows a community, through voter approval, to assess taxes in excess of its levy limit for the payment of certain capital projects (capital outlay expenditure exclusions) and for the payment of specified debt service costs (debt exclusions). Capital exclusions were passed by 13 communities in fiscal 2001 and totaled approximately $3.5 million. In fiscal 2001, the impact of successful debt exclusion votes going back as far as fiscal 1993, was to raise the levy limits of 272 communities by approximately $1.342 million. To mitigate the impact of Proposition 2 1/2 on local programs and services, the Commonwealth increased direct Local Aid payments to its cities, towns and regional school districts.

A statute adopted by voter initiative petition at the November 1990 statewide election regulates the distribution of Local Aid to cities and towns. As enacted in 1992 and subsequently amended, this statute requires that, subject to annual appropriation, no less than 40% of collections from personal income taxes, corporate excise taxes and lottery fund proceeds and 32% of collections from sales and use taxes be distributed to cities and towns. By its terms, the new formula would have provided for a substantial increase in direct Local Aid in fiscal 1992 and subsequent years. Nonetheless, Local Aid payments remain subject to annual appropriation by the Legislature, and the appropriations for Local Aid since the enactment of the initiative law have not met the levels set forth in the initiative law.

Reductions in, failure to fund or delays in the payment of Local Aid may create financial difficulties for certain municipalities or other local government entities. Fiscal 1998 expenditures for Direct Local Aid were $3.949 billion, fiscal 1999 expenditures for Direct Local Aid were $4.310 billion, fiscal 2000 expenditures for Direct Local Aid were $4.675 billion, fiscal 2001 expenditures for Direct Local Aid were $4.969 billion and fiscal 2002 expenditures for Direct Local Aid were $5.189 billion. Allotments for local government aid and lottery distributions to cities and towns were reduced in fiscal 2003 as part of a spending reduction package. It is estimated that fiscal 2003 expenditures for Direct Local Aid will total $5.069 billion. During the fiscal downturn of fiscal 2002 and fiscal 2003, the Commonwealth has issued commercial paper notes for cash flow purposes to meet quarterly local aid payments to cities and town, which total approximately $1.1 billion on the last day of each calendar quarter.

Certain of the Commonwealth's cities and towns have at times experienced and are currently experiencing serious financial difficulties, which have and may further adversely affect their credit standing. The recurrence of such financial difficulties, or financial difficulties of the Commonwealth including further reductions of direct local aid payments, could adversely affect the market values and marketability or result in default in payment on, outstanding obligations issued by the Commonwealth or its public authorities or municipalities. In addition, Massachusetts statutes which limit the taxing authority of the Commonwealth or certain Massachusetts governmental entities may impair the ability of issuers of some Massachusetts obligations to maintain debt service on their obligations.

Medicaid. The Medicaid program provides health care to low-income children and families, the disabled and the elderly. The program, which is administered by the Division of Medical Assistance (an agency within the Executive Office of Health and Human Services), is 50% funded by federal reimbursements.

During fiscal 1998, 1999, 2000, 2001 and 2002, Medicaid expenditures were $3.666 billion, $3.856 billion, $4.270 billion, $4.642 billion and $5.259 billion, respectively. Medicaid expenditures in fiscal 2003 are estimated to be $5.569 billion. The average annual growth rate from fiscal 1998 to fiscal 2002 was 8.8%. The recent growth is due in part to health care reform to expand healthcare coverage and also due to increasing health care costs.

Pensions. The Commonwealth is responsible for the payment of pension benefits for Commonwealth employees (members of the state employees' retirement system) and for teachers of the cities, towns and regional school districts throughout the state (including members of the teachers' retirement system and teachers in the Boston public schools, who are members of the State-Boston retirement system but whose pensions are also the responsibility of the Commonwealth). The state employees' and teachers' retirement systems are partially funded by employee contributions of regular compensation. Legislation approved in 1997 provided, subject to legislative approval, for annual increases in cost-of-living allowances (equal to the lesser of 3% or the previous year's percentage increase in the United States Consumer Price Index on the first $12,000 of benefits) for members of the state employees' and teachers' retirement systems, to be funded by the investment income of the systems. The Commonwealth pension funding schedule assumes that annual increases of 3% will be approved.

Employees of certain independent authorities and agencies, such as the Massachusetts Water Resources Authority and of counties, cities and towns (other than teachers) are covered by 104 separate retirement systems. The Commonwealth assumed responsibility, beginning in fiscal 1982, for payment of cost of living adjustments for the 104 local retirement systems, in accordance with the provisions of Proposition 2 1/2. However, the 1997 legislation removed from the Commonwealth the cost of future cost-of-living adjustments for these local retirement systems and provided that local retirement systems fund future cost-of-living adjustments. Local retirement systems that have established pension funding schedules may opt in to 3% annual increases in cost-of-living allowances as well, with the costs and actuarial liabilities attributable to the cost-of-living allowances required to be reflected in such systems' funding schedules.

As a means of reducing payroll costs in fiscal 2002 and 2003, the Commonwealth adopted an Early Retirement Incentive Program ("ERIP") to offer an enhanced pension benefit to retirement-eligible employees. Employees retiring under the ERIP program totaled approximately 4,600. The ERIP program resulted in an increased actuarial liability of $312.2 million.

The state employees and state teachers' retirement systems were originally established as "pay-as-you-go" systems, meaning that amounts were appropriated each year to pay current benefits, and no provision was made to fund currently the future liabilities already incurred. In fiscal 1978 the Commonwealth began to address the unfunded liabilities of the two state systems by making appropriations to pension reserves. Prior to the establishment of the pension funding program described below, the Commonwealth appropriated approximately $680 million to the pension reserves during the mid-1980's, in addition to the pay-as-you-go pension costs during those years. Comprehensive pension funding legislation approved in January 1988 required the Commonwealth to fund future pension liabilities currently and to amortize the Commonwealth's accumulated unfunded liability to zero by June 30, 2028. The legislation was revised in July 1997 to require the amortization of such liabilities by June 30, 2018.

The July 1997 legislation required the Secretary of Administration and Finance to prepare a funding schedule providing for both the normal cost of Commonwealth benefits (normal cost being that portion of the actuarial present value of pension benefits which is allocated to a valuation year by an actuarial cost method) and the amortization by June 30, 2018, of the unfunded actuarial liability of the Commonwealth for its pension obligations. The funding schedule was required to be updated periodically on the basis of new actuarial valuation reports prepared under the direction of the Secretary of Administration and Finance. The Secretary was also required to conduct experience investigations every six years. Funding schedules were to be filed with the Legislature triennially by March 1 and were subject to legislative approval. Under the July 1997 pension legislation, if a schedule were not approved by the Legislature, payments were to be made in accordance with the most recently approved schedule; such payments, however, would be required to be at least equal the prior year's payments.

In 2002, the Acting Governor and Legislative leaders agreed to a new schedule that incorporated the January 1, 2001 actuarial valuation of the Commonwealth's pension fund and extended amortization of the unfunded pension liability from June 30, 2018 to June 30, 2023. The schedule included updated estimates for the cost of enhanced teacher retirement benefits enacted in 2000 and preliminary cost estimates for the ERIP. The fiscal 2003 GAA appropriated $796. 8 million to the Commonwealth's pension liability fund pursuant to this schedule.

Master/feeder Fund Structure. The Board of Trustees has the discretion to retain the current distribution arrangement for a Fund while investing in a master fund in a master/feeder fund structure as described below.

A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

                       INVESTMENT POLICIES AND TECHNIQUES

General Investment Objective and Policies


Descriptions in this Statement of Additional Information of a particular investment practice or technique in which the Fund may engage are meant to describe the spectrum of investments that the Advisor in its discretion might, but is not required to, use in managing the Fund's portfolio assets. The Advisor, may in its discretion at any time employ such practice, technique or instrument for one or more Funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques or instruments may not be principal activities of the Funds, but, to the extent employed, could from time to time have a material impact on the Fund's performance.


Adjustable Rate Securities. The interest rates paid on the adjustable rate securities in which a fund invests generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are three main categories of indices: those based on US Treasury securities, those derived from a calculated measure such as a cost of funds index and those based on a moving average of mortgage rates. Commonly used indices include the one-year, three-year and five-year constant maturity Treasury rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London Interbank Offered Rate ("LIBOR"), the prime rate of a specific bank or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile.

The Mortgage-Backed Securities either issued or guaranteed by GNMA, FHLMC or FNMA ("Certificates") are called pass-through Certificates because a pro rata share of both regular interest and principal payments (less GNMA's, FHLMC's or FNMA's fees and any applicable loan servicing fees), as well as unscheduled early prepayments on the underlying mortgage pool, are passed through monthly to the holder of the Certificate (i.e., a fund). The principal and interest on GNMA securities are guaranteed by GNMA and backed by the full faith and credit of the US Government. FNMA guarantees full and timely payment of all interest and principal, while FHLMC guarantees timely payment of interest and ultimate collection of principal. Mortgage-Backed Securities from FNMA and FHLMC are not backed by the full faith and credit of the United States; however, they are generally considered to offer minimal credit risks. The yields provided by these Mortgage-Backed Securities have historically exceeded the yields on other types of US Government Securities with comparable maturities in large measure due to the prepayment risk discussed below.

If prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a fund generally will be able to reinvest such amounts in securities with a higher current rate of return. However, a fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of adjustable rate mortgages held as investments by a fund to exceed the maximum allowable annual or lifetime reset limits (or "cap rates") for a particular mortgage. Also, a fund's net asset value could vary to the extent that current yields on Mortgage-Backed Securities are different than market yields during interim periods between coupon reset dates.

During periods of declining interest rates, of course, the coupon rates may readjust downward, resulting in lower yields to a fund. Further, because of this feature, the value of adjustable rate mortgages is unlikely to rise during periods of declining interest rates to the same extent as fixed-rate instruments. As with other Mortgage-Backed Securities, interest rate declines may result in accelerated prepayment of mortgages, and the proceeds from such prepayments must be reinvested at lower prevailing interest rates.

One additional difference between adjustable rate mortgages and fixed rate mortgages is that for certain types of adjustable rate mortgage securities, the rate of amortization of principal, as well as interest payments, can and does change in accordance with movements in a specified, published interest rate index. The amount of interest due to an adjustable rate mortgage security holder is calculated by adding a specified additional amount, the "margin," to the index, subject to limitations or "caps" on the maximum and minimum interest that is charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period.

Advance Refunded Bonds. A fund may purchase Municipal Securities that are subsequently refunded by the issuance and delivery of a new issue of bonds prior to the date on which the outstanding issue of bonds can be redeemed or paid. The proceeds from the new issue of bonds are typically placed in an escrow fund consisting of US Government obligations that are used to pay the interest, principal and call premium on the issue being refunded. A fund may also purchase Municipal Securities that have been refunded prior to purchase by a fund.

Bank and Savings and Loan Obligations. These obligations include negotiable certificates of deposit, bankers' acceptances, deposit notes, fixed time deposits or other short-term bank obligations. Certificates of deposit are negotiable certificates evidencing the obligations of a bank to repay funds deposited with it for a specified period of time. A fund may invest in certificates of deposit of large domestic banks and their foreign branches, large US regulated subsidiaries of large foreign banks (i.e., banks which at the time of their most recent annual financial statements show total assets in excess of $1 billion), and of smaller banks as described below. Although a fund recognizes that the size of a bank is important, this fact alone is not necessarily indicative of its creditworthiness. Investment in certificates of deposit issued by foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investment in certificates of deposit issued by domestic branches of domestic banks, including the possible imposition of withholding taxes on interest income, the possible adoption of foreign governmental restrictions which might adversely affect the payment of principal and interest on such certificates of deposit, or other adverse political or economic developments. In addition, it might be more difficult to obtain and enforce a judgment against a foreign branch of a domestic bank.

Commercial Paper. Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by a fund will consist only of direct obligations issued by domestic and foreign entities.

Dollar Roll Transactions. Dollar roll transactions consist of the sale by a fund to a bank or broker/dealer (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date, at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. A fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a different purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which a fund agrees to buy a security on a future date.

A fund will segregate cash, US Government securities or other liquid assets in an amount sufficient to meet their purchase obligations under the transactions. A fund will also maintain asset coverage of at least 300% for all outstanding firm commitments, dollar rolls and other borrowings.

Dollar rolls may be treated for purposes of the Investment Company Act of 1940, as amended, as borrowings of a fund because they involve the sale of a security coupled with an agreement to repurchase. A dollar roll involves costs to a fund. For example, while a fund receives a fee as consideration for agreeing to repurchase the security, a fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by a fund, thereby effectively charging a fund interest on its borrowing. Further, although a fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of a fund's borrowing.

The entry into dollar rolls involves potential risks of loss that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, a fund's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before a fund is able to purchase them. Similarly, a fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to a fund, the security that a fund is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that a fund's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.


High Yield/High Risk Bonds. A fund may also purchase debt securities which are rated below investment-grade (commonly referred to as "junk bonds"), that is, rated below Baa by Moody's or below BBB by S&P and unrated securities judged to be of equivalent quality as determined by the Advisor. These securities usually entail greater risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk to principal and income, and may be less liquid, than securities in the higher rating categories. The lower the ratings of such debt securities, the more their risks render them like equity securities. Securities rated D may be in default with respect to payment of principal or interest. See the Appendix to this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

Issuers of such high yielding securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high yield securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss from default by the issuer is significantly greater for the holders of high yield securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect a fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

A fund may have difficulty disposing of certain high yield (high-risk) securities because they may have a thin trading market. Because not all dealers maintain markets in all high yield securities, a fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market may have an adverse effect on the market price and a fund's ability to dispose of particular issues and may also make it more difficult for a funds to obtain accurate market quotations for purposes of valuing a fund's assets. Market quotations generally are available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

Credit quality in the high-yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is generally the policy of the Advisor not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of a fund's investment objective by investment in such securities may be more dependent on the Advisor's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, the Advisor will determine whether it is in the best interests of a fund to retain or dispose of such security.


A portion of the junk bonds acquired by a fund will be purchased upon issuance, which may involve special risks because the securities so acquired are new issues. In such instances a fund may be a substantial purchaser of the issue and therefore have the opportunity to participate in structuring the terms of the offering. Although this may enable a fund to seek to protect itself against certain of such risks, the considerations discussed herein would nevertheless remain applicable.

Illiquid Securities and Restricted Securities. A fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the Securities Act of 1933, as amended. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.

Restricted securities are often illiquid, but they may also be liquid. For example, restricted securities that are eligible for resale under Rule 144A are often deemed to be liquid.

A fund's Board has approved guidelines for use by the Advisor in determining whether a security is liquid or illiquid. Among the factors the Advisor may consider in reaching liquidity decisions relating to Rule 144A securities are:
(1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer]Issuers of restricted securities may not be subject to the disclosure and other investor protection requirement that would be applicable if their securities were publicly traded. Where a registration statement is required for the resale of restricted securities, a fund may be required to bear all or part of the registration expenses. A fund may be deemed to be an "underwriter" for purposes of the Securities Act of 1933, as amended when selling restricted securities to the public and, in such event, a fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

A fund may also purchase securities that are not subject to legal or contractual restrictions on resale, but that are deemed illiquid. Such securities may be illiquid, for example, because there is a limited trading market for them.

A fund may be unable to sell a restricted or illiquid security. In addition, it may be more difficult to determine a market value for restricted or illiquid securities. Moreover, if adverse market conditions were to develop during the period between a fund's decision to sell a restricted or illiquid security and the point at which a fund is permitted or able to sell such security, a fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of a fund.

Industrial Development and Pollution Control Bonds. Industrial Development and Pollution Control Bonds (which are types of private activity bonds), although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user. Under federal tax legislation, certain types of Industrial Development Bonds and Pollution Control Bonds may no longer be issued on a tax-exempt basis, although previously-issued bonds of these types and certain refundings of such bonds are not affected. For the purposes of a fund's investment limitation regarding concentration of investments in any one industry, industrial development or other private activity bonds ultimately payable by companies within the same industry will be considered as if they were issued by issuers in the same industry.

Interfund Borrowing and Lending Program. The funds have received exemptive relief from the SEC, which permits the funds to participate in an interfund lending program among certain investment companies advised by the Advisor. The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and
(2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with a fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent the funds are actually engaged in borrowing through the interfund lending program, the funds, as a matter of non-fundamental policy, may not borrow for other than temporary or emergency purposes (and not for leveraging), except that the funds may engage in reverse repurchase agreements and dollar rolls for any purpose.


Investment of Uninvested Cash Balances. A Fund may have cash balances that have not been invested in portfolio securities ("Uninvested Cash"). Uninvested Cash may result from a variety of sources, including dividends or interest received from portfolio securities, unsettled securities transactions, reserves held for investment strategy purposes, scheduled maturity of investments, liquidation of investment securities to meet anticipated redemptions and dividend payments, and new cash received from investors. Uninvested Cash may be invested directly in money market instruments or other short-term debt obligations. Pursuant to an Exemptive Order issued by the SEC, a Fund may use Uninvested Cash to purchase shares of affiliated funds including money market funds, short-term bond funds and Scudder Cash Management Investment Trust, or one or more future entities for which the Advisor acts as trustee or investment advisor that operate as cash management investment vehicles and that are excluded from the definition of investment company pursuant to section 3(c)(1) or 3(c)(7) of the 1940 Act (collectively, the "Central Funds") in excess of the limitations of Section 12(d)(1) of the 1940 Act. Investment by a Fund in shares of the Central Funds will be in accordance with a Fund's investment policies and restrictions as set forth in its registration statement.

Certain of the Central Funds comply with rule 2a-7 under the 1940 Act. The other Central Funds are or will be short-term bond funds that invest in fixed-income securities and maintain a dollar weighted average maturity of three years or less. Each of the Central Funds will be managed specifically to maintain a highly liquid portfolio, and access to them will enhance a Fund's ability to manage Uninvested Cash.

A Fund will invest Uninvested Cash in Central Funds only to the extent that a Fund's aggregate investment in the Central Funds does not exceed 25% of its total assets. Purchase and sales of shares of Central Funds are made at net asset value.

Indexed Securities. A fund may invest in indexed securities, the value of which is linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

Indexed securities differ from other types of debt securities in which a fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security.

Letters of Credit. Municipal obligations, including certificates of participation, commercial paper and other short-term obligations, may be backed by an irrevocable letter of credit of a bank which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks which, in the opinion of the Advisor, are of investment quality comparable to other permitted investments of a fund may be used for letter of credit backed investments.

Municipal Securities. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. The interest on these obligations is generally exempt from federal income tax in the hands of most investors. The two principal classifications of municipal obligations are "notes" and "bonds."

Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal notes include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes and Construction Loan Notes. Tax Anticipation Notes are sold to finance working capital needs of municipalities. They are generally payable from specific tax revenues expected to be received at a future date. Revenue Anticipation Notes are issued in expectation of receipt of other types of revenue. Tax Anticipation Notes and Revenue Anticipation Notes are generally issued in anticipation of various seasonal revenue such as income, sales, use and business taxes. Bond Anticipation Notes are sold to provide interim financing and Construction Loan Notes are sold to provide construction financing. These notes are generally issued in anticipation of long-term financing in the market. In most cases, these monies provide for the repayment of the notes. After the projects are successfully completed and accepted, many projects receive permanent financing through the FHA under Fannie Mae or GNMA. There are, of course, a number of other types of notes issued for different purposes and secured differently than those described above.

Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: "general obligation" bonds and "revenue" bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security behind general obligation bonds is the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount or special assessments.

The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully-insured, rent-subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt reserve fund. Lease rental bonds issued by a state or local authority for capital projects are secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations.

Some issues of municipal bonds are payable from United States Treasury bonds and notes held in escrow by a trustee, frequently a commercial bank. The interest and principal on these US Government securities are sufficient to pay all interest and principal requirements of the municipal securities when due. Some escrowed Treasury securities are used to retire municipal bonds at their earliest call date, while others are used to retire municipal bonds at their maturity.

Securities purchased for a fund may include variable/floating rate instruments, variable mode instruments, put bonds, and other obligations which have a specified maturity date but also are payable before maturity after notice by the holder ("demand obligations"). Demand obligations are considered for a fund's purposes to mature at the demand date.

There are, in addition, a variety of hybrid and special types of municipal obligations as well as numerous differences in the security of municipal obligations both within and between the two principal classifications (i.e., notes and bonds) discussed above.

An entire issue of municipal securities may be purchased by one or a small number of institutional investors such as a fund. Thus, such an issue may not be said to be publicly offered. Unlike the equity securities of operating companies or mutual funds which must be registered under the Securities Act of 1933 prior to offer and sale unless an exemption from such registration is available, municipal securities, whether publicly or privately offered, may nevertheless be readily marketable. A secondary market exists for municipal securities which have been publicly offered as well as securities which have not been publicly offered initially but which may nevertheless be readily marketable. Municipal securities purchased for a fund are subject to the limitations on holdings of securities which are not readily marketable based on whether it may be sold in a reasonable time consistent with the customs of the municipal markets (usually seven days) at a price (or interest rate) which accurately reflects its recorded value. A fund believes that the quality standards applicable to their investments enhance marketability. In addition, stand-by commitments, participation interests and demand obligations also enhance marketability.

Provisions of the federal bankruptcy statutes relating to the adjustment of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material and adverse modification or alteration of the rights of holders of obligations issued by such subdivisions or authorities.

Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states. In other instances there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law which litigation could ultimately affect the validity of those Municipal Securities or the tax-free nature of the interest thereon.

For the purpose of a fund's investment restrictions, the identification of the "issuer" of municipal obligations which are not general obligation bonds is made by the Advisor on the basis of the characteristics of the obligation as described above, the most significant of which is the source of funds for the payment of principal and interest on such obligations.

Municipal Lease Obligations and Participation Interests. Participation interests represent undivided interests in municipal leases, installment purchase contracts, conditional sales contracts or other instruments. These are typically issued by a trust or other entity which has received an assignment of the payments to be made by the state or political subdivision under such leases or contracts. They may be variable rate or fixed rate.

A fund may purchase from banks participation interests in all or part of specific holdings of municipal obligations, provided the participation interest is fully insured. Each participation is backed by an irrevocable letter of credit or guarantee of the selling bank that the Advisor has determined meets the prescribed quality standards of a fund. Therefore, either the credit of the issuer of the municipal obligation or the selling bank, or both, will meet the quality standards of the particular fund. A fund has the right to sell the participation back to the bank after seven days' notice for the full principal amount of a fund's interest in the municipal obligation plus accrued interest, but only (i) as required to provide liquidity to a fund, (ii) to maintain a high quality investment portfolio or (iii) upon a default under the terms of the municipal obligation. The selling bank will receive a fee from a fund in connection with the arrangement. A fund will not purchase participation interests unless in the opinion of bond counsel, counsel for the issuers of such participations or counsel selected by the Advisor, the interest from such participations is exempt from regular federal income tax and state income tax for a fund.

A municipal lease obligation may take the form of a lease, installment purchase contract or conditional sales contract which is issued by a state or local government and authorities to acquire land, equipment and facilities. Income from such obligations is generally exempt from state and local taxes in the state of issuance. Municipal lease obligations frequently involve special risks not normally associated with general obligations or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title in the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of nonappropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovery or the failure to fully recover a fund's original investment.

Certain municipal lease obligations and participation interests may be deemed illiquid for the purpose of a fund's limitation on investments in illiquid securities. Other municipal lease obligations and participation interests acquired by a fund may be determined by the Advisor to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations and participation interests, the Advisor will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades or quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the Advisor will consider factors unique to particular lease obligations and participation interests affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by a fund.

A fund may purchase participation interests in municipal lease obligations held by a commercial bank or other financial institution. Such participations provide a fund with the right to a pro rata undivided interest in the underlying municipal lease obligations. In addition, such participations generally provide a fund with the right to demand payment, on not more than seven days' notice, of all or any part of such fund's participation interest in the underlying municipal lease obligation, plus accrued interest.

Real Estate Investment Trusts ("REITs"). REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. Investment in REITs may subject a fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of a fund's investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by those REITs.

Certain REITs have relatively small market capitalizations, which may tend to increase the volatility of the market price of their securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and to maintain exemption from the registration requirements of the Investment Company Act of 1940, as amended. By investing in REITs indirectly through a fund, a shareholder will bear not only his or her proportionate share of the expenses of a fund, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

Repurchase Agreements. A fund may invest in repurchase agreements pursuant to its investment guidelines. In a repurchase agreement, a fund acquires ownership of a security and simultaneously commits to resell that security to the seller, typically a bank or broker/dealer.

A repurchase agreement provides a means for a fund to earn income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., a fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and, as described in more detail below, the value of such securities is kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to a fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a fund together with the repurchase price upon repurchase. In either case, the income to a fund is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry System.

[It is not clear whether a court would consider the Obligation purchased by a fund subject to a repurchase agreement as being owned by a fund or as being collateral for a loan by a fund to the seller.] In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. [If the court characterizes the transaction as a loan and a fund has not perfected a security interest in the Obligation, a fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a fund would be at risk of losing some or all of the principal and income involved in the transaction.] As with any unsecured debt Obligation purchased for a fund, the Advisor seeks to reduce the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case a fund may incur a loss if the proceeds to a fund of the sale to a third party are less than the repurchase price. However, if the market value (including interest) of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), a fund will direct the seller of the Obligation to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

Reverse Repurchase Agreements. A fund may enter into "reverse repurchase agreements," which are repurchase agreements in which a fund, as the seller of the securities, agrees to repurchase such securities at an agreed time and price. A fund maintains a segregated account in connection with outstanding reverse repurchase agreements. A fund will enter into reverse repurchase agreements only when the Advisor believes that the interest income to be earned from the investment of the proceeds of the transaction will be greater than the interest expense of the transaction. Such transactions may increase fluctuations in the market value of fund assets and its yield.

Securities Backed by Guarantees. The Fund may invest in securities backed by guarantees from banks, insurance companies and other financial institutions. A money market fund's ability to maintain a stable share price may depend upon such guarantees, which are not supported by federal deposit insurance. Consequently, changes in the credit quality of these institutions could have an adverse impact on securities they have guaranteed or backed, which could cause losses to a Fund and affect its share price.

Stand-by Commitments. A stand-by commitment is a right acquired by a fund, when it purchases a municipal obligation from a broker, dealer or other financial institution ("seller"), to sell up to the same principal amount of such securities back to the seller, at a fund's option, at a specified price. Stand-by commitments are also known as "puts." The exercise by a fund of a stand-by commitment is subject to the ability of the other party to fulfill its contractual commitment.

Stand-by commitments acquired by a fund will have the following features: (1) they will be in writing and will be physically held by a fund's custodian; (2) a fund's right to exercise them will be unconditional and unqualified; (3) they will be entered into only with sellers which in the Advisor's opinion present a minimal risk of default; (4) although stand-by commitments will not be transferable, municipal obligations purchased subject to such commitments may be sold to a third party at any time, even though the commitment is outstanding; and (5) their exercise price will be (i) a fund's acquisition cost (excluding any accrued interest which a fund paid on their acquisition), less any amortized market premium or plus any amortized original issue discount during the period a fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date.

A fund expects that stand-by commitments generally will be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a fund will pay for stand-by commitments, either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitments.

It is difficult to evaluate the likelihood of use or the potential benefit of a stand-by commitment. Therefore, it is expected that the Advisor will determine that stand-by commitments ordinarily have a "fair value" of zero, regardless of whether any direct or indirect consideration was paid. However, if the market price of the security subject to the stand-by commitment is less than the exercise price of the stand-by commitment, such security will ordinarily be valued at such exercise price. Where a fund has paid for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held.

The Advisor understands that the Internal Revenue Service (the "Service") has issued a favorable revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The Service has also issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of the company and may be distributed to its shareholders as exempt-interest dividends. The Service has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. A fund intends to take the position that it owns any municipal obligations acquired subject to a Stand-by Commitment and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Service will agree with such position in any particular case.

Strategic Transactions and Derivatives. A fund, may, but is not required to, utilize various other investment strategies as described below for a variety of purposes, such as hedging various market risks, managing the effective maturity or duration of a fund's portfolio, or enhancing potential gain. These strategies may be executed through the use of derivative contracts.

In the course of pursuing these investment strategies, a fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, fixed-income indices and other financial instruments, purchase and sell futures contracts and options thereon, and enter into various transactions such as swaps, caps, floors or collars (collectively, all the above are called "Strategic Transactions"). In addition, strategic transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur. Strategic Transactions may be used without limit (except to the extent that 80% of the funds' net assets are required to be invested in tax-exempt municipal securities, and as limited by the funds' other investment restrictions and subject to certain limits imposed by the 1940 Act) to attempt to protect against possible changes in the market value of securities held in or to be purchased for a funds' portfolio resulting from securities markets fluctuations, to protect the funds' unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the funds' portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of a fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the funds to utilize these Strategic Transactions successfully will depend on the Advisor's ability to predict pertinent market movements, which cannot be assured. The funds will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions will not be used to alter fundamental investment purposes and characteristics of a fund, and a fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options, futures and swaps to limit leveraging of a fund.

Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Advisor's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a fund can realize on its investments or cause a fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of that fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

Currency Transactions. A fund may engage in currency transactions with Counterparties primarily in order to hedge, or manage the risk of the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. A fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.

A fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps generally will be limited to hedging involving either specific transactions or portfolio positions except as described below. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

A fund generally will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

A fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which a fund has or in which a fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of a fund's portfolio securities are or are expected to be denominated, in exchange for US dollars. The amount of the commitment or option would not exceed the value of a fund's securities denominated in correlated currencies. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that a fund is engaging in proxy hedging. If a fund enters into a currency hedging transaction, a fund will comply with the asset segregation requirements described below.

Combined Transactions. A fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Advisor, it is in the best interests of a fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Advisor's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which a fund may enter are interest rate, index and other swaps and the purchase or sale of related caps, floors and collars. A fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities a fund anticipates purchasing at a later date. A fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream a fund may be obligated to pay. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

A fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as a fund will segregate assets (or enter into offsetting positions) to cover its obligations under swaps, the Advisor and a fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. A fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from an NRSRO or is determined to be of equivalent credit quality by the Advisor. If there is a default by the Counterparty, a fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Tax-exempt Custodial Receipts. Tax-exempt custodial receipts (the "Receipts") evidence ownership in an underlying bond that is deposited with a custodian for safekeeping. Holders of the Receipts receive all payments of principal and interest when paid on the bonds. Receipts can be purchased in an offering or from a financial counterparty (typically an investment bank). To the extent that any Receipt is illiquid, it is subject to a fund's limit on illiquid securities.

Third Party Puts. A fund may purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing a fund at specified intervals to tender (or "put") the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. A fund receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement, and in the event that there is a default in the payment of principal or interest, or downgrading of a bond to below investment grade, or a loss of the bond's tax-exempt status, the put option will terminate automatically, the risk to a fund will be that of holding such a long-term bond and the weighted average maturity of a fund's portfolio would be adversely affected.

These bonds coupled with puts may present the same tax issues as are associated with Stand-By Commitments. As with any Stand-By Commitments acquired by a fund, a fund intends to take the position that it is the owner of any municipal obligation acquired subject to a third-party put, and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Internal Revenue Service will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees and swap payments, in relation to various regulated investment company tax provisions is unclear. However, the Advisor seeks to manage a fund's portfolio in a manner designed to minimize any adverse impact from these investments.

US Government Securities. There are two broad categories of US
Government-related debt instruments: (a) direct obligations of the US Treasury, and (b) securities issued or guaranteed by US Government agencies.

Examples of direct obligations of the US Treasury are Treasury Bills, Notes, Bonds and other debt securities issued by the US Treasury. These instruments are backed by the "full faith and credit" of the United States. They differ primarily in interest rates, the length of maturities and the dates of issuance. Treasury bills have original maturities of one year or less. Treasury notes have original maturities of one to ten years and Treasury bonds generally have original maturities of greater than ten years.

Some agency securities are backed by the full faith and credit of the United States (such as Maritime Administration Title XI Ship Financing Bonds and Agency for International Development Housing Guarantee Program Bonds) and others are backed only by the rights of the issuer to borrow from the US Treasury (such as Federal Home Loan Bank Bonds and Federal National Mortgage Association Bonds), while still others, such as the securities of the Federal Farm Credit Bank, are supported only by the credit of the issuer. With respect to securities supported only by the credit of the issuing agency or by an additional line of credit with the US Treasury, there is no guarantee that the US Government will provide support to such agencies and such securities may involve risk of loss of principal and interest.

US Government Securities may include "zero coupon" securities that have been stripped by the US Government of their unmatured interest coupons and collateralized obligations issued or guaranteed by a US Government agency or instrumentality.

Interest rates on US Government obligations may be fixed or variable. Interest rates on variable rate obligations are adjusted at regular intervals, at least annually, according to a formula reflecting then current specified standard rates, such as 91-day US Treasury bill rates. These adjustments generally tend to reduce fluctuations in the market value of the securities.

The government guarantee of the US Government Securities in a fund's portfolio does not guarantee the net asset value of the shares of a fund. There are market risks inherent in all investments in securities and the value of an investment in a fund will fluctuate over time. Normally, the value of investments in US Government Securities varies inversely with changes in interest rates. For example, as interest rates rise the value of investments in US Government Securities will tend to decline, and as interest rates fall the value of a fund's investments will tend to increase. In addition, the potential for appreciation in the event of a decline in interest rates may be limited or negated by increased principal prepayments with respect to certain Mortgage-Backed Securities, such as GNMA Certificates. Prepayments of high interest rate Mortgage-Backed Securities during times of declining interest rates will tend to lower the return of a fund and may even result in losses to a fund if some securities were acquired at a premium. Moreover, during periods of rising interest rates, prepayments of Mortgage-Backed Securities may decline, resulting in the extension of a fund's average portfolio maturity. As a result, a fund's portfolio may experience greater volatility during periods of rising interest rates than under normal market conditions.

When-Issued Securities. A fund may from time to time purchase equity and debt securities on a "when-issued," "delayed delivery" or "forward delivery" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the securities takes place at a later date. During the period between purchase and settlement, no payment is made by a fund to the issuer and no interest accrues to a fund. When a fund purchases such securities, it immediately assumes the risks of ownership, including the risk of price fluctuation. Failure to deliver a security purchased on this basis may result in a loss or missed opportunity to make an alternative investment.

To the extent that assets of a fund are held in cash pending the settlement of a purchase of securities, a fund would earn no income. While such securities may be sold prior to the settlement date, a fund intends to purchase them with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a fund makes the commitment to purchase a security on this basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the securities may be more or less than the purchase price. A fund will establish a segregated account in which it will maintain cash and liquid securities equal in value to commitments for such securities.

                             MANAGEMENT OF THE FUNDS

Investment Advisor

On April 5, 2002, Zurich Scudder Investments, Inc. ("Scudder"), the investment advisor for the Fund, was acquired by Deutsche Bank AG. Upon the closing of this transaction, Scudder became part of Deutsche Asset Management ("DeAM") and changed its name to Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"). DeIM, which is part of Deutsche Asset Management, is the investment advisor for the Fund. Under the supervision of the Board of Trustees of the Fund, DeIM, with headquarters at 345 Park Avenue, New York, New York, makes the Fund's investment decisions, buys and sells securities for the Fund and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. The Fund's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.


DeAM is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company. DeAM is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles. DeIM is an indirect, wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.


DeIM is one of the most experienced investment counsel firms in the US. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 Scudder introduced Scudder International Fund, Inc., the first mutual fund available in the US investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On December 31, 1997, Zurich Insurance Company ("Zurich") acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name was changed to Scudder Kemper Investments, Inc. On January 1, 2001, Scudder changed its name from Scudder Kemper Investments, Inc. to Zurich Scudder Investments, Inc. On April 5, 2002, 100% of Scudder, not including certain UK operations (known as Threadneedle Investments), was acquired by Deutsche Bank AG.

The Advisor manages the Fund's daily investment and business affairs subject to the policies established by the Trust's Board of Trustees.

Pursuant to an investment management agreement (the "Agreement") with each Fund, the Advisor acts as the Fund's investment advisor, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services and permits its officers and employees to serve without compensation as trustees or officers of one or more funds if elected to such positions. To the extent permissible by law, the Advisor may appoint certain of its affiliates as sub-advisors to perform certain of the Advisor's duties.

The principal source of the Advisor's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today it provides investment counsel for many individuals and institutions, including insurance companies, industrial corporations, and financial and banking organizations, as well as providing investment advice to open- and closed-end SEC registered funds.

The Advisor maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Advisor receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Advisor's clients. However, the Advisor regards this information and material as an adjunct to its own research activities. The Advisor's international investment management team travels the world researching hundreds of companies. In selecting securities in which a Fund may invest, the conclusions and investment decisions of the Advisor with respect to a Fund are based primarily on the analyses of its own research department.

In certain cases, the investments for a Fund are managed by the same individuals who manage one or more other mutual funds advised by the Advisor that have similar names, objectives and investment styles. You should be aware that a Fund is likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of a Fund can be expected to vary from those of these other mutual funds.

Certain investments may be appropriate for a Fund and also for other clients advised by the Advisor. Investment decisions for a Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Fund. Purchase and sale orders for a Fund may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results to a Fund.


The current Agreement, dated April 5, 2002 for Scudder Massachusetts Tax Free Fund was last approved by the Trustees on August 12, 2002. The Agreement will continue in effect until September 30, 2002 and from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreements or interested persons of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust's Trustees or of a majority of the outstanding voting securities of the Fund.

The Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminates in the event of its assignment.

Under the Agreement, the Advisor regularly provides the Fund with continuing investment management consistent with the Fund's investment objective, policies and restrictions and determines what securities shall be purchased, held or sold and what portion of a Fund's assets shall be held uninvested, subject to the Trust's Declaration of Trust, By-Laws, the 1940 Act, the Code and to the Fund's investment objective, policies and restrictions, and subject, further, to such policies and instructions as the Board of Trustees of the Trust may from time to time establish. The Advisor also advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of the Fund.

Under the Fund's Agreement, the Advisor also renders administrative services (not otherwise provided by third parties) necessary for the Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to a Fund (such as the Fund's transfer agent, pricing agents, Custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Funds' federal, state and local tax returns; preparing and filing the Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Fund under applicable federal and state securities laws; maintaining the Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring the Fund's operating budget; processing the payment of the Fund's bills; assisting the Fund in, and otherwise arranging for, the payment of distributions and dividends; and otherwise assisting the Fund in the conduct of its business, subject to the direction and control of the Trustees.




The Fund pays the Advisor an annual advisory fee equal to 0.60% for the first $400 million of average daily net assets, 0.525% on the next $600 million of net assets, and 0.50% on net assets over $1.0 billion. The fee is payable monthly, provided that the Fund will make such interim payments as may be requested by the Advisor not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. All of the Fund's expenses are paid out of gross investment income. For fiscal years ended March 31, 2003, 2002 and 2001, the Fund paid fees amounting to $3,142,894, $2,896,929 and $2,594,528, respectively.




Under its investment management agreement a Fund is responsible for all of its other expenses including: organizational costs, fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; insurance; taxes and governmental fees; the fees and expenses of the Transfer Agent; any other expenses of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of a Fund who are not affiliated with the Advisor; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. A Fund may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Fund. A Fund is also responsible for its expenses of shareholders' meetings, the cost of responding to shareholders' inquiries, and its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees of the Fund with respect thereto.


Each Agreement identifies the Advisor as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Scudder Investments" and "Scudder, Stevens and Clark, Inc." (together, the "Scudder Marks"). Under this license, the Trust, with respect to a Fund, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Trust's investment products and services. The term "Scudder Investments" is the designation given to the services provided by Zurich Scudder Investments, Inc. and its affiliates to the Scudder Mutual Funds.

In reviewing the terms of each Agreement and in discussions with the Advisor concerning such Agreement, the Trustees of the Trust who are not "interested persons" of the Advisor are represented by independent counsel at the Funds' expense.


The Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its obligations and duties under the Agreement.


Officers and employees of the Advisor from time to time may have transactions with various banks, including the Funds' custodian bank. It is the Advisor's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.

Administrative Agreement


Since June 18, 2001 the Fund has had an administrative services agreement with the Advisor (the "Administrative Agreement") pursuant to which the Advisor will provide or pay others to provide substantially all of the administrative services required by the Fund (other than those provided by the Advisor under its investment management agreement with the Fund, as described above) in exchange for the payment by the Fund of an administrative services fee (the "Administrative Fee") of 0.15% for Class S and 0.15% for Class AARP, of the average daily net assets of the applicable class. One effect of this arrangement is to make the Fund's future expense ratio more predictable. However, the Fund will not benefit from economies of scale derived from increases in assets.

For Scudder Massachusetts Tax-Free Fund for the fiscal year ended March 31, 2003, the Administrative fee to the Fund amounted to $818,907.


Various third-party service providers (the "Service Providers"), some of which are affiliated with the Advisor, provide certain services to the Fund pursuant to separate agreements with each Fund.

The Advisor will pay the Service Providers for the provision of their services to each Fund and will pay most other fund expenses, including insurance, registration, printing and postage fees. In return, each Fund will pay the Advisor an Administrative Fee.


The Administrative Agreement has an initial term of three years, ending September 30, 2003, subject to earlier termination by the Fund's Board. The Administrative Agreement could continue in effect on an annual basis thereafter, provided that such continuance is approved at least annually by a majority of the Trustees, including the independent Trustees. The fee payable by the Fund to the Advisor pursuant to the Administrative Agreement is reduced by the amount of any credit received from the Fund's custodian for cash balances.

Certain expenses of the Fund will not be borne by the Advisor under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses; and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). In addition, the Fund will continue to pay the fees required by its investment management agreement with the Advisor.

The Advisor may serve as advisor to other funds with investment objectives and policies similar to those of the Fund that may have different distribution arrangements or expenses, which may affect performance.

None of the officers or Trustees of the Trust may have dealings with the Fund as principals in the purchase or sale of securities, except as individual subscribers to or holders of shares of the Fund.


The term Scudder Investments is the designation given to the services provided by the Advisor and its affiliates to the Scudder Family of Funds.

Board Considerations in connection with the Annual Renewal of Investment Agreement for Scudder Massachusetts Tax-Free Fund


The Trustees approved the continuation of the Fund's current investment management agreement in August 2002. In connection with their deliberations, the Trustees considered such information and factors as they believed, in the light of the legal advice furnished to them by their independent legal counsel and their own business judgment, to be relevant to the interests of the shareholders of the Funds. The factors considered by the Trustees included, among others, the nature, quality and extent of services provided by the Advisor to the Funds; investment performance, both of the Funds themselves and relative to appropriate peer groups and market indices; investment management fees, expense ratios and asset sizes of the Funds themselves and relative to appropriate peer groups; the Advisor's profitability from managing the Funds and other investment companies managed by the Advisor before marketing expenses paid by the Advisor; and possible economies of scale; and possible financial and other benefits to the Advisor from serving as investment adviser and from affiliates of the Advisor providing various services to the Funds. In assessing the possible financial and other benefits to the Advisor and its affiliates, the benefits considered by the Trustees included research services available to the Advisor by reason of brokerage business generated by the Funds.

The Trustees requested and received extensive information from the Advisor in connection with their consideration of the factors cited above. The Trustees met privately with their independent legal counsel on several occasions to review this information, and requested and received additional information on a range of topics. In conducting their review, the Trustees also considered the Advisor's recent acquisition by Deutsche Bank AG, including the possible effects of this transaction and the resulting organizational changes on the utility of certain historic information regarding the Funds and the Advisor. To the extent they deemed it relevant, the Trustees also considered the extensive materials they had requested and received in connection with their consideration of Deutsche Bank AG's recent acquisition of the Advisor.

AARP through its affiliates monitors and approves the AARP Investment Program from Scudder Investments, but does not recommend specific mutual funds. The Advisor has agreed to pay a fee to AARP and/or its affiliates in return for services relating to investments by AARP members in AARP Class shares of each fund. The fee is calculated on a daily basis as a percentage of the combined net assets of AARP Classes of all funds managed by the Advisor. The fee rates, which decrease as the aggregate net assets of the AARP Classes become larger, are as follows: 0.07% for the first $6 billion in net assets, 0.06% for the next $10 billion and 0.05% thereafter. These amounts are used for the general purposes of AARP and its members.

AMA InvestmentLink(SM) Program


Pursuant to an agreement between the Advisor and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, the Advisor has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by the Advisor with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLink(SM) Program. The Advisor will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment advisor or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLink(SM) Program will be a customer of the Advisor (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLink(SM) is a service mark of AMA Solutions, Inc.]


Code of Ethics


The Funds, the Advisor, and the Funds' principal underwriter have each adopted codes of ethics under rule 17j-1 under the 1940 Act. Board members, officers of the Trusts and employees of the Advisor and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Funds, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Advisor's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. Among other things, the Advisor's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Advisor's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

Underwriter


The Trust, on behalf of the Fund has an underwriting agreement with Scudder Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606 (the Distributor), a Massachusetts corporation, which is a subsidiary of the Advisor, a Delaware corporation [confirm]. The Trust's underwriting agreement dated [enter date] will remain in effect until [enter date] and from year to year thereafter only if its continuance is approved annually by a majority of the members of the Board of Trustees who are not parties to such agreement or interested persons of any such party and either by vote of a majority of the Board of Trustees or a majority of the outstanding voting securities of the Fund. The underwriting agreement of the Fund was last approved by the Trustees on [enter date].

Under the underwriting agreement, the Fund is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of its registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering the Fund as a broker or dealer in various states, as required; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor); notices, proxy statements, reports or other communications to shareholders of the Fund; the cost of printing and mailing confirmations of purchases of shares and any prospectuses accompanying such confirmations; any issuance taxes and/or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of shareholder service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Fund and the Distributor.


The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the Fund's shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of the Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of shareholder service representatives, a portion of the cost of computer terminals, and expenses of any activity which is primarily intended to result in the sale of shares issued by the Fund, unless a Rule 12b-1 Plan is in effect which provides that a Fund shall bear some or all of such expenses.




Although the Fund does not currently have a 12b-1 Plan, and the Trustees have no current intention of adopting one, the Fund will also pay those fees and expenses permitted to be paid or assumed by the Trust pursuant to a 12b-1 Plan, if any, adopted by the Trust, notwithstanding any other provision to the contrary in the underwriting agreement.


The Distributor currently offers shares of the Fund on a continuous basis to investors in all states in which shares of the Fund may from time to time be registered or where permitted by applicable law. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged to the investor. The Distributor has made no firm commitment to acquire shares of the Fund.

                             PORTFOLIO TRANSACTIONS


The Advisor is responsible for placing the orders for the purchase and sale of portfolio securities, including the allocation of brokerage.

The primary objective of the Advisor in placing orders for the purchase and sale of securities for the Fund is to obtain the most favorable net results, taking into account such factors, among others, as price, commission (where applicable), size of order, difficulty of execution and skill required of the executing broker/dealer. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions paid with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Advisor routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

The Fund's purchases and sales of fixed-income securities are generally placed by the Advisor with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

When it can be done consistently with the policy of obtaining the most favorable net results, the Advisor may place such orders with broker/dealers who supply research services to the Advisor or the Fund. The term "research services," may include, but is not limited to, advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Advisor is authorized when placing portfolio transactions, if applicable, for the Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research services. The Advisor has negotiated arrangements, which are not applicable to most fixed-income transactions, with certain broker/dealers pursuant to which a broker/dealer will provide research services to the Advisor or a Fund in exchange for the direction by the Advisor of brokerage transactions to the broker/dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. Although certain research services from broker/dealers may be useful to a Fund and to the Advisor, it is the opinion of the Advisor that such information only supplements its own research effort since the information must still be analyzed, weighed and reviewed by the Advisor's staff. Such information may be useful to the Advisor in providing services to clients other than a Fund and not all such information is used by the Advisor in connection with a Fund. Conversely, such information provided to the Advisor by broker/dealers through whom other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to a Fund.


When selecting a broker-dealer to effect portfolio transactions on behalf of a Fund, the Advisor may, provided that it can be done consistently with the policy of obtaining the most favorable net results, consider the activities of the broker-dealer in selling shares of any Scudder-branded (funds marketed with the Scudder name), open-end investment company. The Advisor has informed the Board of each Scudder-branded, open-end investment company of these practices and has undertaken to provide to the Boards regular reports about its selection of broker-dealers to effect portfolio transactions. The Advisor believes that these reports are important because it recognizes that it or its affiliates may derive some benefit from these practices. The Advisor and its affiliates expect that each of the Funds will benefit by the direction of orders of the Funds to broker-dealers in consideration of those broker-dealers' sales of the Scudder-branded, open-end funds in general.

For the fiscal year ended [FYE], [_____], [______] and [_____], the fund paid $______, $_____ and $______ in commissions, of which $______, $______ and
$______ was retained by the Distributor. For the fiscal year ended [FYE], the Fund paid _____% of the aggregate brokerage commissions to affiliated brokers [16(b)(2)(i)] and _____% of the Fund's aggregate dollar amount of transactions involving the payment of commissions effected through the affiliated brokers [16(b)(2)(ii)]. For the fiscal year ended [FYE], $___ in commissions were paid to brokers for research services and $____ in brokerage transactions were allocated to brokers for research services [16(d)].

Portfolio Turnover

Portfolio turnover rate is defined by the SEC as the ratio of the lesser of sales or purchases to the monthly average value of such securities owned during the year, excluding all securities whose remaining maturities at the time of acquisition were one year or less.

Higher levels of activity by a Fund result in higher transaction costs and may also result in taxes on realized capital gains to be borne by the Fund's shareholders. Purchases and sales are made whenever necessary, in the Advisor's discretion, to meet a Fund's objective.




Portfolio turnover rates for the two most recent fiscal periods for Scudder Massachusetts Tax Free Fund were 37% and 30% for the fiscal years ending March 31, 2003 and 2002 respectively.


                             FUND SERVICE PROVIDERS


Independent Auditors and Reports to Shareholders

The financial highlights of the Fund included in the Fund's prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA 02116, independent auditors, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers audits the financial statements of the Fund and provides other audit, tax and related services. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.


Legal Counsel


Ropes and Gray LLP, One International Place, Boston, MA 02110 acts as counsel for Scudder Massachusetts Tax-Free Fund and the Independent Trustees.


Fund Accounting Agent

Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts 02110, a subsidiary of the Advisor, is responsible for determining the daily net asset value per share of the Funds and maintaining portfolio and general accounting records. [Please select appropriate text based on fee arrangements for funds in the document: Currently, SFAC receives no fee for its services to the Fund; however, subject to Board approval, at some time in the future, SFAC may seek payment for its services to the Fund under this agreement. [Name(s) of Fund(s)] pay[s] SFAC an annual fee equal to [__] plus holding and transaction charges for this service.]]

Pursuant to a sub-accounting and administrator agreement among the Advisor, SFAC and State Street Bank and Trust Company ("SSB"), SFAC and the Advisor have delegated certain administrative and fund accounting functions to SSB under the investment management agreement and the fund accounting agreement, respectively. The costs and expenses of such delegation are borne by the Advisor and SFAC, not by the fund(s).

For the fiscal years ended [include three (3) years], the Fund incurred annual fees of [enter each year's fee], respectively.



[If SFAC did not impose any of its fees: SFAC did not impose any of its fees, which amounted to [enter $ amt].

[If there is an expense waiver by the Advisor: The Fund incurred fees of [enter $ amount] for the fiscal year ended [enter date], which were not imposed after an expense waiver by the Advisor.]

Custodian, Transfer Agent and Shareholder Service Agent

[Enter Custodian name], [Custodian address] (the "Custodian"), as custodian has custody of all securities and cash of the [Fund/Funds] held outside the [Confirm US reference: United States]. The Custodian attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the [Fund/Funds].

[Custodian's] fee [is/may be] reduced by certain earnings credits in favor of the Fund.

These fees are now paid by the Advisor pursuant to the Administrative Agreement.

[If applicable: Pursuant to the services agreement, shareholder service fee of [$X] were not imposed after an expense waiver for the fiscal period ended [date]].

Scudder Service Corporation ("Service Corporation"), [insert address], a subsidiary of the Advisor, is the transfer and dividend disbursing agent for the Fund. Service Corporation also serves as shareholder service agent for the Fund [if applicable: and provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans]. Prior to the implementation of the Administrative Agreement, the Fund paid Service Corporation an annual fee of [$] for each regular account for a shareholder [if applicable: and [$] for each retirement account maintained for a participant].

[If applicable: Pursuant to a services agreement with SSC, Scudder Investments Service Company (SISC), an affiliate of the Advisor, may perform, from time to time, certain transaction and shareholder servicing functions.]

Pursuant to a sub-transfer agency agreement between [Name of Transfer agent] and DST Systems, Inc. ("DST"), [Name of Transfer agent] had delegated certain transfer agent and dividend paying agent functions to DST. The costs and expenses of such delegation are born by [Name of Transfer agent], not by the fund(s).

For the fiscal years ended [include three (3) years], the amount charged to the Fund by Service Corporation aggregated [enter each year's fee], respectively.

[If any part of fee has been unpaid: For fiscal year ended [date], the amount charged to the Fund by Service Corporation aggregated [enter $ amt.], of which [enter $ amt.] was unpaid at [enter date]]. [If Service Corporation did not impose any of its fees: Service Corporation did not impose any of its fees, which amounted to [enter $ amt.].

The Fund, or the Advisor (including any affiliate of the Advisor), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are generally held in an omnibus account.

[Check with Wayne Venckus to determine if text is applicable to fund(s) in document:] Retirement Service Provider. Scudder Trust Company, an affiliate of the Advisor, provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans invested in the [Fund/Funds]. Annual service fees are paid by the Fund to Scudder Trust Company, 11 Northeastern Boulevard, Salem, NH 03079 for such accounts. Prior to the implementation of the Administration Agreement[s], the Fund paid Scudder Trust Company an annual fee of [$] per shareholder account.

For the fiscal years ended [include three (3) years], the amount charged to the Fund by Scudder Trust Company aggregated, [enter each year's fee], respectively.

[If any part of fee has been unpaid: For fiscal year ended [date], the amount charged to the Fund by STC aggregated [enter $ amt.], of which [enter $ amt.] was unpaid at [enter date]].

[If STC did not impose any of its fees: STC did not impose any of its fees, which amounted to [enter $ amt.].

[If there is an expense waiver by the Advisor: The Fund incurred fees of [enter $ amount] for the fiscal year ended [enter date], which were not imposed after an expense waiver by the Advisor.]

                                   PERFORMANCE

           Average Annual Total Returns (After Taxes on Distributions)

                                 P(1+T)^n = ATVD

Where:

         P       =    a hypothetical initial investment of $1,000

         T       =    average annual total return (after taxes on distributions)

         n       =    number of years

         ATVD    =    ending value of a hypothetical $1,000 payment
                      made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemptions

[Include actual after-tax returns only for funds for which Marketing plans to advertise after-tax numbers. Check with Product Group to determine if should include for funds in the document:

           Average Annual Total Returns (After Taxes on Distributions)
                           for the Period Ended [FYE]

                                     1 Year           5 Years           10 Years
                                     ------           -------           --------

Name of Fund -- Class                    %                %                  %
                                         %                %
                                         %                %

Average annual total returns (after taxes on distributions) are based on historical earnings, calculated as described above, and are not intended to indicate future performance. Average annual total returns (after taxes on distributions) for the Fund or class will vary based on changes in market conditions and the level of the Fund's and class's expenses.]

[Include actual after-tax returns only for funds for which Marketing plans to advertise after-tax numbers. Check with Product Group to determine if should include for funds in the document:

   Average Annual Total Returns (After Taxes on Distributions and Redemption)
                           for the Period Ended [FYE]

                                P(1+T)^n = ATVDR

Where:

         P        =    a hypothetical initial investment of $1,000

         T        =    average annual total return (after taxes on distributions
                       and redemption)

         n        =    number of years

         ATVDR    =    ending value of a hypothetical $1,000 payment made at
                       the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemptions

Average annual total returns (after taxes on distributions and redemption) are based on historical earnings, calculated as described above, and are not intended to indicate future performance. Average annual total returns (after taxes on distributions and redemption) for the Fund or class will vary based on changes in market conditions and the level of the Fund's and class' expenses.

Aggregate Total Returns (Before Taxes)

The Fund, when advertising aggregate total return before taxes [for a class of its shares], computes such returns by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                         Aggregate Return = (ERV/P) - 1

Where:

         P      =     a hypothetical initial investment of $1,000

         ERV    =     ending redeemable value of a hypothetical $1,000
                      payment made at the beginning of the 1-, 5- or 10-year (or other) periods at the end of the applicable period (or fractional portion).

The calculation for aggregate total returns before taxes is made assuming that [(1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment;] (2) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (3) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the Fund's shares), and (4) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges [and the applicable deferred sales charge] at the end of the measuring period.

Yield

Yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield, sometimes referred to as [the/a] Fund's "SEC yield," is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period according to the following formula:

                         YIELD = 2 [(a-b)/cd + 1)^6 - 1]

Where:

         a     =   dividends and interest earned during the period

         b     =   expenses accrued for the period (net of reimbursements)

         c     =   the average daily number of shares outstanding during
                   the period that were entitled to receive dividends

         d     =   the maximum offering price per share on the last day of the period

SEC 30-day yield for the period ended ______FYE_______.

[Fund Name -- Class Name]                                        ________%
[Fund Name -- Class Name]                                        ________%

[REPEAT FOR ADDITIONAL FUNDS AS NEEDED]

Tax-Equivalent Yield

Tax-equivalent yield is the net annualized taxable yield needed to produce a specified tax-exempt yield at a given tax rate based on a specified 30 day (or one month) period assuming semiannual compounding of income. Tax-equivalent yield is calculated by dividing that portion of [the/a] Fund's yield (as computed in the yield description above) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt.

                            Taxpayers with                             to receive
                            an effective          would need           after-tax income
                            combined marginal     to earn a            equal to the          for the 30-day
Fund                        tax rate of:          taxable yield of:    tax-free yield of:    period ended
----                        ------------          -----------------    ------------------    ------------

Fund Class__                     ___%                  ___%                 ___%                  FYE

[REPEAT FOR ADDITIONAL FUNDS AND CLASSES AS NEEDED]

Comparison of Fund Performance

Performance may be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of [the/a] Fund with performance quoted with respect to other investment companies or types of investments.

                        PURCHASE AND REDEMPTION OF SHARES

General Information

Policies and procedures affecting transactions in Fund shares can be changed at any time without notice, subject to applicable law. Transactions may be contingent upon proper completion of application forms and other documents by shareholders and their receipt by the Fund's agents. Transaction delays in processing (and changing account features) due to circumstances within or beyond the control of the Fund and its agents may occur. Shareholders (or their financial service firms) are responsible for all losses and fees resulting from bad checks, cancelled orders or the failure to consummate transactions effected pursuant to instructions reasonably believed to genuine.

A distribution will be reinvested in shares of the same Fund and class if the distribution check is returned as undeliverable.

Information regarding tax-deferred retirement plans is not applicable to the [Fund/[Name[s] of Tax-Free or Municipal Funds]].

Orders will be confirmed at a price based on the net asset value of the Fund next determined after receipt in good order by SDI of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value and received in good order by SDI prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day ("trade date").

Additional Minimum Balance Policies. For fiduciary accounts such as IRAs, and custodial accounts such as Uniform Gifts to Minor Act and Uniform Transfers to Minor Act accounts, the minimum balance is $1,000 for Class S and $500 for Class AARP. A shareholder may open an account with at least $1,000 ($500 for fiduciary/custodial accounts), if an automatic investment plan (AIP) of $50/month is established. Scudder group retirement plans and certain other accounts have similar or lower minimum share balance requirements.

Reductions in value that result solely from market activity will not trigger involuntary redemption. Shareholders with a combined household account balance in any of the Scudder Funds of $100,000 or more, as well as group retirement and certain other accounts will not be subject to automatic redemption.

Fiduciary (e.g., IRA or Roth IRA) and custodial accounts (e.g., UGMA or UTMA) with balances below $100 are subject to automatic redemption following 60 days' written notice to applicable shareholders.

Certificates. Share certificates will not be issued. Share certificates now in a shareholder's possession may be sent to the Transfer Agent for cancellation and book-entry credit to such shareholder's account. Certain telephone and other procedures require book-entry holdings. Shareholders with outstanding certificates bear the risk of loss.

Use of Financial Services Firms. Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the Fund's shares, including higher minimum investments, and may assess transaction or other fees. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services. Firms also may hold the Fund's shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Fund's transfer agent, [Name of Transfer Agent] (the "Transfer Agent") will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Fund through the Shareholder Service Agent for record-keeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of SDI, may receive compensation from the Fund through the Shareholder Service Agent for these services.

Telephone and Electronic Transaction Procedures. Shareholders have various telephone, Internet, wire and other electronic privileges available. The Fund or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized instructions pursuant to these privileges unless the Fund or its agents reasonably believe, based upon reasonable verification procedures, that the instructions were genuine. Verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations. During periods when it is difficult to contact the Shareholder Service Agent, it may be difficult to use telephone, wire and other privileges.

QuickBuy and QuickSell. QuickBuy and QuickSell permits the transfer of money via the Automated Clearing House System (minimum $50 and maximum $250,000) from or to a shareholder's bank, savings and loan, or credit union account in connection with the purchase or redemption of Fund shares. Shares purchased by check or through QuickBuy and QuickSell or Direct Deposit may not be redeemed under this privilege until such Shares have been owned for at least 10 days. QuickBuy and QuickSell cannot be used with passbook savings accounts or for certain tax-deferred plans such as IRAs.

Share Pricing. Purchases will be filled without sales charge at the net asset value per share next computed after receipt of the application in good order. Net asset value normally will be computed for each class as of twelve o'clock noon and the close of regular trading on the Exchange on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will be executed at the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of the member broker, rather than a Fund, to forward the purchase order to (the "transfer agent") in Kansas City by the close of regular trading on the Exchange.

Direct Distributions Program. Investors may have dividends and distributions automatically deposited to their predesignated bank account through Scudder's Direct Distributions Program. Shareholders who elect to participate in the Direct Distributions Program, and whose predesignated checking account of record is with a member bank of Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after a Fund pays its distribution. A Direct Distributions request form can be obtained by calling 1-800-SCUDDER for Class S and 1-800-253-2277 for Class AARP. Confirmation Statements will be mailed to shareholders as notification that distributions have been deposited.

Purchases

The Fund reserves the right to withdraw all or any part of the offering made by its prospectus and to reject purchase orders for any reason. Also, from time to time, the Fund may temporarily suspend the offering of any class of its shares to new investors. During the period of such suspension, persons who are already shareholders of such class of such Fund may be permitted to continue to purchase additional shares of such class and to have dividends reinvested.

The Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number.

Eligible Class S Investors. The following investors may purchase Class S shares of Scudder Funds:

1. Existing shareholders of Class S shares of any Scudder Fund as of December 29, 2000, and household members residing at the same address.

2. Investors who owned Class S shares as of June 30, 2001 and household members residing at the same address may open new accounts in Class S of any Scudder Fund.

3.    Any retirement, employee stock, bonus pension or profit-sharing plans.

4. Any participant who owns Class S shares of any Scudder Fund through an employee sponsored retirement, employee stock, bonus, pension or profit sharing plan as of December 29, 2000 may, at a later date, open a new individual account in Class S of any Scudder Fund.

5. Any participant who owns Class S shares of any Scudder Fund through a retirement, employee stock, bonus, pension or profit sharing plan may complete a direct rollover to an IRA account that will hold Class S shares. This applies for individuals who begin their retirement plan investments with a Scudder Fund at any time, including after December 29, 2000.

6. Officers, Fund Trustees and Directors, and full-time employees and their family members, of the Advisor and its affiliates.

7. Class S shares are available to any accounts managed by the Advisor, any advisory products offered by the Advisor or Scudder Investor Services, Inc., and to the Portfolios of Scudder Pathway Series.

8. Registered investment advisors ("RIAs") may purchase Class S shares for any client that has an existing position in Class S shares of any Scudder Funds as of June 30, 2001.

9. Broker dealers and RIAs may purchase Class S shares in comprehensive fee programs for any client that has an existing position in Class S shares of a Scudder Fund as of June 30, 2001. In addition, a broker dealer or RIA with a comprehensive fee program that at December 29, 2000 invested in Class S shares of Scudder Funds as a fixed component of the program's asset allocation model will continue to be eligible to purchase Class S shares on behalf of any client who invests in the program after June 30, 2001.

10. Broker dealers and RIAs may purchase Class S shares in mutual fund wrap fee programs for any client that has an existing position in Class S shares of a Scudder Fund as of June 30, 2001. In addition, a broker-dealer with a mutual fund wrap program that invests in one or more Scudder Funds as a fixed component of the program's asset allocation model will be eligible to purchase Class S shares on behalf of any client who invests in such a program.

SDI may, at its discretion, require appropriate documentation that shows an investor is eligible to purchase Class S shares.

Clients having a regular investment counsel account with the Advisor or its affiliates and members of their immediate families, officers and employees of the Advisor or of any affiliated organization and members of their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 for Class S and $1,000 for Class AARP through Scudder Investor Services, Inc. by letter, fax, or telephone.

Automatic Investment Plan. A shareholder may purchase additional shares of the Fund through an automatic investment program. With the Direct Deposit Purchase Plan ("Direct Deposit"), investments are made automatically (minimum $50 and maximum $250,000) from the shareholder's account at a bank, savings and loan or credit union into the shareholder's Fund account. Termination by a shareholder will become effective within thirty days after the Shareholder Service Agent has received the request. The Fund may immediately terminate a shareholder's Plan in the event that any item is unpaid by the shareholder's financial institution.

Payroll Investment Plans. A shareholder may purchase shares through Payroll Direct Deposit or Government Direct Deposit. Under these programs, all or a portion of a shareholder's net pay or government check is invested each payment period. A shareholder may terminate participation in these programs by giving written notice to the shareholder's employer or government agency, as appropriate. (A reasonable time to act is required.) The Fund is not responsible for the efficiency of the employer or government agency making the payment or any financial institutions transmitting payments.

Expedited Purchase Procedures for Existing Shareholders. Shareholders of other Scudder funds who have submitted an account application and have certified a tax identification number, clients having a regular investment counsel account with the Advisor or its affiliates and members of their immediate families, officers and employees of the Advisor or of any affiliated organization and their immediate families, members of the NASD, and banks may open an account by wire by calling 1-800-SCUDDER for instructions. The investor must send a duly completed and signed application to the Fund promptly. A subsequent purchase order for $10,000 or more that is not greater than four times an account value may be placed by telephone, fax, etc. by established shareholders (except by Scudder Individual Retirement Account (IRA), Scudder Horizon Plan, Scudder Profit Sharing and Money Purchase Pension Plans, Scudder 401(k) and Scudder 403(b) Plan holders), members of the NASD, and banks.

It is our policy to offer purchase privileges to current or former directors or trustees of the Deutsche or Scudder mutual funds, employees, their spouses or life partners and children or step-children age 21 or younger of Deutsche Bank or its affiliates or a sub-adviser to any fund in the Scudder family of funds or a broker-dealer authorized to sell shares of the funds. Qualified individuals will generally be allowed to purchase shares in the class with the lowest expense ratio, usually the Institutional Class shares. If a fund does not offer Institutional Class shares, these individuals will be allowed to buy Class A shares at NAV. The funds also reserve the right to waive the minimum account balance requirement for employee and director accounts. Fees generally charged to IRA accounts will be charged to accounts of employees and directors.

Redemptions

The Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the Exchange is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of the Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its net assets, or (c) for such other periods as the SEC may by order permit for the protection of the Fund's shareholders.

A request for repurchase (confirmed redemption) may be communicated by a shareholder through a financial services firm to SDI, which firms must promptly submit orders to be effective.

Redemption requests must be unconditional. Redemption requests (and a stock power for certificated shares) must be duly endorsed by the account holder. As specified in the prospectus, signatures may need to be guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other financial institution permitted by SEC rule. Additional documentation may be required, particularly from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

If the proceeds of the redemption (prior to the imposition of any contingent deferred sales charge) are $100,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders (excluding custodial accounts for gifts and transfers to minors), provided the trustee, executor or guardian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. This privilege may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 15 days of the redemption request.

Wires. Delivery of the proceeds of a wire redemption of $250,000 or more may be delayed by the Fund for up to seven days if the Fund or the Shareholder Service Agent deems it appropriate under then-current market conditions. The ability to send wires is limited by the business hours and holidays of the firms involved. The Fund is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The account holder is responsible for any charges imposed by the account holder's firm or bank. To change the designated account to receive wire redemption proceeds, send a written request to the Fund Shareholder Service Agent with signatures guaranteed as described above or contact the firm through which Fund shares were purchased.

Automatic Withdrawal Plan. The owner of $5,000 or more of a class of the Fund's shares at the offering price (net asset value plus, in the case of Class A shares, the initial sales charge) may provide for the payment from the owner's account of any requested dollar amount to be paid to the owner or a designated payee monthly, quarterly, semiannually or annually. The $5,000 minimum account size is not applicable to IRAs. The minimum periodic payment is $50. The maximum annual rate at which shares, subject to CDSC may be redeemed is 12% of the net asset value of the account. Shares are redeemed so that the payee should receive payment approximately the first of the month. Investors using this Plan must reinvest Fund distributions.

The purchase of Class A shares while participating in a systematic withdrawal plan will ordinarily be disadvantageous to the investor because the investor will be paying a sales charge on the purchase of shares at the same time that the investor is redeeming shares upon which a sales charge may have already been paid. Therefore, the Fund will not knowingly permit additional investments of less than $2,000 if the investor is at the same time making systematic withdrawals.

In-kind Redemptions. A Fund reserves the right to honor any request for redemption or repurchase by making payment in whole or in part in readily marketable securities. These securities will be chosen by the fund and valued as they are for purposes of computing the fund's net asset value. A shareholder may incur transaction expenses in converting these securities to cash.

Checkwriting. All new investors and existing shareholders who apply to State Street Bank and Trust Company for checks may use them to pay any person, provided that each check is for at least $100 and not more than $5 million. By using the checks, the shareholder will receive daily dividend credit on his or her shares until the check has cleared the banking system. Investors who purchased shares by check may write checks against those shares only after they have been on a Fund's book for seven business days. Shareholders who use this service may also use other redemption procedures. No shareholder may write checks against certificated shares. A Fund pays the bank charges for this service. However, each Fund will review the cost of operation periodically and reserve the right to determine if direct charges to the persons who avail themselves of this service would be appropriate. Each Fund, Scudder Service Corporation and State Street Bank and Trust Company reserve the right at any time to suspend or terminate the Checkwriting procedure.

Exchanges

Shareholders may request a taxable exchange of their shares for shares of the corresponding class of other Scudder Funds without imposition of a sales charge, subject to the provisions below. For purposes of calculating any CDSC, amounts exchanged retain their original cost and purchase date.

Shares of money market funds that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Series of Scudder Target Fund are available on exchange only during the Offering Period for such series as described in the applicable prospectus. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with SDI. You may exchange from the following money market funds into the same class of a Scudder fund, if available, at net asset value, subject to the conditions detailed in each fund's prospectus: Cash Management Fund Investment, Tax Free Money Fund Investment, New York Tax Free Money Fund Investment, Treasury Money Fund Investment, Money Market Fund Investment, Cash Management Fund Institutional, Cash Reserves Fund Institutional and Treasury Money Fund Institutional.

Shares of a Scudder Fund with a value in excess of $1,000,000 acquired by exchange through another Scudder Fund, or from a money market fund, may not be exchanged thereafter until they have been owned for 15 days (the "15-Day Hold Policy"). In addition, shares of a Scudder Fund with a value of $1,000,000 or less acquired by exchange from another Scudder Fund, or from a money market fund, may not be exchanged thereafter until they have been owned for 15 days, if, in the Advisor's judgment, the exchange activity may have an adverse effect on the fund. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Scudder Fund and therefore may be subject to the 15-Day Hold Policy. For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, discretion or advice, including, without limitation, accounts administered by a financial services firm offering market timing, asset allocation or similar services.

Shareholders must obtain prospectuses of the Funds they are exchanging into from dealers, other firms or SDI.

Automatic Exchange Plan. The owner of $1,000 or more of any class of shares of a Scudder Fund may authorize the automatic exchange of a specified amount ($50 minimum) of such shares for shares of the same class of another such Scudder Fund. Exchanges will be made automatically until the shareholder or the Fund terminates the privilege. Exchanges are subject to the terms and conditions described above.

PLEASE REVIEW EACH FUND'S DIVIDEND AND DISTRIBUTION POLICIES CAREFULLY. POLICIES HAVE CHANGED RECENTLY. WE'D LIKE TO USE STANDARD DISCLOSURE, BUT MUST CONFIRM THE RECITATION OF EACH FUND'S POLICY WITH CINDY STEBBINS. BRING ANY EXCEPTIONS TO STANDARD DISCLOSURE TO THE ATTENTION OF ANNE SILVER.

Dividends

The Fund intends to declare daily and distribute monthly substantially all of its net investment income (excluding short-term capital gains) resulting from investment activity. Distributions, if any, of net realized capital gains (short-term and long-term) will normally be made in [__].

An additional distribution may also be made (or treated as made) in November or December if necessary to avoid the excise tax enacted by the Tax Reform Act of 1986. Both types of distributions will be made in shares of a Fund and confirmations will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent.

Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared.

Income and capital gain dividends, if any, of the Fund will be credited to shareholder accounts in full and fractional shares of the same class of the Fund at net asset value on the reinvestment date, except that, upon written request to the Shareholder Service Agent, a shareholder may select one of the following options:

1. To receive income and short-term capital gain dividends in cash and long-term capital gain dividends in shares of the same class at net asset value; or

2.    To receive income and capital gain dividends in cash.

Dividends will be reinvested in Shares of the same class of the Fund unless shareholders indicate in writing that they wish to receive them in cash or in shares of other Scudder Funds with multiple classes of shares or Scudder Funds as provided in the prospectus. See ".Combined Purchases" for a listing of such other Funds. To use this privilege of investing dividends of the Fund in shares of another Scudder Fund, shareholders must maintain a minimum account value of $1,000 in the Fund distributing the dividends. The Fund will reinvest dividend checks (and future dividends) in shares of that same Fund and class if checks are returned as undeliverable. Dividends and other distributions of the Fund in the aggregate amount of $10 or less are automatically reinvested in shares of the same Fund and class unless the shareholder requests in writing that a check be issued for that particular distribution.

If a shareholder has elected to reinvest any dividends and/or other distributions, such distributions will be made in shares of that Fund and confirmations will be mailed to each shareholder. If a shareholder has chosen to receive cash, a check will be sent. Distributions of investment company taxable income and net realized capital gains are taxable, whether made in shares or cash.

Each distribution is accompanied by a brief explanation of the form and character of the distribution. The characterization of distributions on such correspondence may differ from the characterization for federal tax purposes. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions in the prior calendar year.

The Fund may at any time vary its foregoing dividend practices and, therefore, reserves the right from time to time to either distribute or retain for reinvestment such of its net investment income and its net short-term and long-term capital gains as its Board determines appropriate under the then current circumstances. In particular, and without limiting the foregoing, [the/a] Fund may make additional distributions of net investment income or capital gain net income in order to satisfy the minimum distribution requirements contained in the Internal Revenue Code (the "Code").

                                      TAXES

The following is intended to be a general summary of certain federal income tax consequences of investing in the Funds. It is not intended as a complete discussion of all such consequences, nor does it purport to deal with all categories of investors. Investors are therefore advised to consult with their tax advisors before making an investment in a Fund.

The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and has qualified as such since its inception. The Fund intends to continue to so qualify in each taxable year as required under the Code in order to avoid payment of federal income tax at the Fund level. In order to qualify as a regulated investment company, the Fund must meet certain requirements regarding the source of its income and the diversification of its assets. The Fund is required to distribute to its shareholders at least 90 percent of its taxable and tax-exempt net investment income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually such net investment income and net realized capital gain in the manner required under the Code. Distributions of investment company taxable income are generally taxable to shareholders as ordinary income.

If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders).

The Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year and at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 (in most cases) of such year as well as amounts that were neither distributed nor taxed to the Fund during any prior calendar year. Although the Fund's distribution policies should enable it to avoid excise tax liability, the Fund may retain (and be subject to income or excise tax on) a portion of its capital gains or other income if it appears to be in the interest of such Fund.

Subchapter M of the Code permits the character of tax-exempt interest distributed by a regulated investment company to flow-through as tax-exempt interest to its shareholders, provided that at least 50% of the value of the Fund's assets at the end of each quarter of the taxable year is invested in state, municipal and other obligations the interest on which is excluded from gross income under Section 103(a) of the Code. The Fund intends to satisfy this 50% requirement in order to permit distributions of tax-exempt interest to be treated as such for federal income tax purposes in the hands of its shareholders. These distributions may be subject to the individual or corporate alternative minimum tax. Discount from certain stripped tax-exempt obligations or their coupons may be taxable.

Any loss realized upon the redemption of shares held for six months or less at the time of redemption will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period. Furthermore, any loss from the sale or redemption of shares held six months or less generally will be disallowed to the extent that tax-exempt interest dividends were paid on such shares.

A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount imputed income will comprise a part of the investment company taxable income of the Fund, which must be distributed to shareholders in order to maintain the qualification of the Fund as a regulated investment company and to avoid federal income tax at the Fund's level.

In addition, if a Fund invests in certain high yield original issue discount obligations issued by corporations (including tax-exempt obligations), a portion of the original issue discount accruing on the obligation may be treated as taxable dividend income. In such event, dividends of investment company taxable income received from the Fund by its shareholders, to the extent attributable to such portion of accrued original issue discount, would be taxable. Any such dividends received by the Fund's corporate shareholders may be eligible for the deduction for dividends received by corporations.

Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its redemption value (or its adjusted issue price if issued with original issue discount). Absent an election to include the market discount in income as it accrues, gain on the disposition of such an obligation will be treated as ordinary income (instead of capital gain) to the extent of accrued market discount.

Foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities may occur. These taxes may be reduced or eliminated under the terms of an applicable US income tax treaty. As it is not expected that more than 50% of the value of total assets will consist of securities issued by foreign corporations, a Fund will not be eligible to pass through to shareholders its proportionate share of any foreign taxes paid, with the result that shareholders will not be able to include in income, and will not be entitled to take any credits or deductions for such foreign taxes.

Investments in "passive foreign investment companies" could result in fund-level US federal income tax or other charges on the proceeds from the sales of the investment in such company; however, this Fund-level tax can be avoided if the fund makes an election to mark such investment to market annually or treats the passive foreign investment company as a "qualified electing fund."

A Fund's use of options, futures contracts, forward contracts (to the extent permitted) and certain other Strategic Transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income, defer losses, cause adjustments in the holding periods of portfolio securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

Under the backup withholding provisions of the Code, redemption proceeds as well as distributions may be subject to federal income tax withholding for certain shareholders, including those who fail to furnish a Fund with their taxpayer identification numbers and certifications as to their tax status.

Interest on indebtedness incurred by shareholders to purchase or carry shares of a Fund will not be deductible for federal income tax purposes. Under rules used by the Internal Revenue Service ("IRS") to determine when borrowed funds are used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares.

Section 147(a) of the Code prohibits exemption from federal income taxation of interest on certain governmental obligations to persons who are "substantial users" (or persons related thereto) of facilities financed by such obligations. The [Fund/Funds] [has/have] not undertaken any investigation as to the users of the facilities financed by bonds in their portfolios.

Tax legislation in recent years has included several provisions that may affect the supply of, and the demand for, tax-exempt bonds, as well as the tax-exempt nature of interest paid thereon. It is not possible to predict with certainty the effect of these recent tax law changes upon the tax-exempt bond market, including the availability of obligations appropriate for investment, nor is it possible to predict any additional restrictions that may be enacted in the future.

"Exempt-interest dividends are included as income for purposes of determining whether the amount of a shareholder's total social security benefits and railroad retirement benefits are subject to tax.

Individual shareholders of Scudder Massachusetts Tax-Free Fund resident in Massachusetts will not be subject to Massachusetts personal income tax on distributions received from a Fund to the extent such distributions constitute either (1) exempt-interest dividends under Section 852(b)(5) of the Code which the Fund properly identifies as consisting of interest on tax-exempt obligations of the Commonwealth of Massachusetts or its political subdivisions or any agency or instrumentality of the foregoing, or (2) dividends which a Fund properly identifies as attributable to interest on tax-exempt obligations of the United States and instrumentalities or obligations issued by the Governments of Puerto Rico, The Virgin Islands and Guam.

Other distributions from the Fund, including those derived from taxable interest income and long-term and short-term capital gains, generally will not be exempt from Massachusetts personal income taxation except for distributions which qualify as capital gain dividends under Section 852(b)(3) of the Code, and are properly identified by the Fund as attributable to the sale of certain Massachusetts obligations issued pursuant to legislation which specifically exempts capital gain on the sale of such obligations from Massachusetts income taxation.

Fund distributions will not be excluded from net income, and shares of a Fund will not be excluded from the net worth of intangible property corporations, for purposes of computing the Massachusetts corporate excise tax.

Capital gains distributions may be reduced if Fund capital loss carryforwards are available. Any capital loss carryforwards to which a Fund is entitled is disclosed in a Fund's annual and semi-annual reports to shareholders.

All distributions by a Fund result in a reduction in the net asset value of that Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

                                 NET ASSET VALUE

The net asset value of shares of the Fund is computed as of the close of regular trading on the New York Stock Exchange (the "Exchange") on each day the Exchange is open for trading (the "Value Time"). The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share is determined separately for each class of shares by dividing the value of the total assets of the Fund attributable to the shares of that class, less all liabilities attributable to that class, by the total number of shares of that class outstanding. The per share net asset value may be lower for certain classes of the Fund because of higher expenses borne by these classes.

Debt securities are valued as follows. Money market instruments purchased with an original or remaining maturity of 60 days or less, maturing at par, are valued at amortized cost. Other money market instruments are valued based on information obtained from an approved pricing agent or, if such information is not readily available, by using matrix pricing techniques (formula driven calculations based primarily on current market yields). Bank loans are valued at prices supplied by an approved pricing agent (which are intended to reflect the mean between the bid and asked prices), if available, and otherwise at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, based on quotations or evaluated prices obtained from one or more broker-dealers. Privately placed debt securities, other than Rule 144A debt securities, initially are valued at cost and thereafter based on all relevant factors including type of security, size of holding and restrictions on disposition. Municipal debt securities are valued at prices supplied by an approved pricing agent (which are intended to reflect the bid prices), if available, and otherwise at the average of the most recent bid quotations or evaluated prices obtained from two broker-dealers. Other debt securities are valued at prices supplied by an approved pricing agent, if available, and otherwise at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. If it is not possible to value a particular debt security pursuant to the above methods, the security is valued on the basis of factors including (but not limited to) maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.

If market quotations for a portfolio asset are not readily available or the value of a portfolio asset as determined in accordance with Board approved procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Fund's Pricing Committee (or, in some cases, the Board's Valuation Committee), represents fair market value. The value of other portfolio holdings owned by the Fund is determined in a manner which is intended to fairly reflect the fair market value of the asset on the valuation date, based on valuation procedures adopted by the Fund's Board and overseen primarily by the Fund's Pricing Committee.

                              OFFICERS AND TRUSTEES


Scudder Massachusetts Tax-Free Fund

The following tables present certain information regarding the Trustees and Executive Officers as of August 1, 2003. Each Trustee's age as of August 1, 2003 is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Trustee has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee is c/o Deutsche Asset Management, Two International Place, Boston, Massachusetts 02110-4103. The term of office for each Trustee is until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the Trust.


Independent Directors


Name, Age, Position(s) Held                                                                    Number of Funds in
with the Fund and Length of    Principal Occupation(s) During Past 5 Years and                 Fund Complex
Time Served(1)                 Other Directorships Held                                        Overseen
--------------------------------------------------------------------------------------------------------------------
Henry P. Becton, Jr. (59)      President, WGBH Educational Foundation. Directorships:                   47
Trustee, 1990-present          American Public Television; New England Aquarium; Becton
                               Dickinson and Company (medical technology company); Mass
                               Corporation for Educational Telecommunications; The A.H. Belo
                               Company (media company); Committee for Economic Development;
                               Concord Academy; Public Broadcasting Service; Boston Museum of
                               Science
--------------------------------------------------------------------------------------------------------------------
Dawn-Marie Driscoll (56)       President, Driscoll Associates (consulting firm); Executive              47
Trustee, 1987-present          Fellow, Center for Business Ethics, Bentley College; formerly,
                               Partner, Palmer & Dodge (1988-1990); Vice President of
                               Corporate Affairs and General Counsel, Filene's (1978-1988).
                               Directorships: CRS Technology (technology service company);
                               Advisory Board, Center for Business Ethics, Bentley College;
                               Board of Governors, Investment Company Institute; former
                               Chairman, ICI Directors Services Committee
--------------------------------------------------------------------------------------------------------------------
Keith R. Fox (49)              Managing Partner, Exeter Capital Partners (private equity                47
Trustee, 1996-present          funds). Directorships: Facts on File (school and library
                               publisher); Progressive Holding Corporation (kitchen importer and distributor); Cloverleaf Transportation Inc. (trucking);
                               K-Media, Inc. (broadcasting); Natural History, Inc. (magazine publisher); National Association of Small Business Investment
                               Companies (trade association)
--------------------------------------------------------------------------------------------------------------------
Louis E. Levy (70)             Retired. Formerly, Chairman of the Quality Control Inquiry               47
Trustee, 2002-present          Committee, American Institute of Certified Public Accountants
                               (1992-1998); Partner, KPMG LLP (1958-1990). Directorships:
                               Household International (banking and finance);
                               ISI Family of Funds (registered investment
                               companies; 4 funds overseen); Kimberly-Clark
                               Corporation (personal consumer products)
--------------------------------------------------------------------------------------------------------------------
Jean Gleason Stromberg (59)    Retired. Formerly, Consultant (1997-2001); Director,                     47
Trustee, 1999-present          US General Accounting Office (1996-1997); Partner, Fulbright &
                               Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The
                               William and Flora Hewlett Foundation; Service Source, Inc.
--------------------------------------------------------------------------------------------------------------------

Name, Age, Position(s) Held                                                                    Number of Funds in
with the Fund and Length of    Principal Occupation(s) During Past 5 Years and                 Fund Complex
Time Served(1)                 Other Directorships Held                                        Overseen
--------------------------------------------------------------------------------------------------------------------
Jean C. Tempel (60)            Managing Partner, First Light Capital (venture capital group)            47
Trustee, 1994-present          (2000-present); formerly, Special Limited Partner, TL Ventures
                               (venture capital fund) (1996-1998); General Partner, TL
                               Ventures (1994-1996); President and Chief Operating Officer,
                               Safeguard Scientifics, Inc. (public technology business
                               incubator company) (1991-1993). Directorships: Sonesta
                               International Hotels, Inc.; Aberdeen Group (technology
                               research); The Reference, Inc. (IT consulting for financial services); United Way of Mass Bay. Trusteeships: Connecticut
                               College, Chair, Finance Committee; Northeastern University,
                               Chair, Funds and Endowment Committee
--------------------------------------------------------------------------------------------------------------------
Carl W. Vogt (66)              Senior Partner, Fulbright & Jaworski, L.L.P. (law firm);                47
Trustee, 2002-present          formerly, President (interim) of Williams College (1999-2000);
                               President, certain funds in the Deutsche Asset Management
                               Family of Funds (formerly, Flag Investors Family of Funds)
                               (registered investment companies) (1999-2000). Directorships:
                               Yellow Corporation (trucking); American Science & Engineering
                               (x-ray detection equipment); ISI Family of Funds (registered investment companies, 4 funds overseen); National Railroad
                               Passenger Corporation (Amtrak); formerly, Chairman and Member,
                               National Transportation Safety Board
--------------------------------------------------------------------------------------------------------------------


Interested Trustees and Officers

Name, Age, Position(s) Held                                                                    Number of Funds in
with the Fund and Length of    Principal Occupation(s) During Past 5 Years                     Fund Complex
Time Served(1)                 and Other Directorships Held                                    Overseen
--------------------------------------------------------------------------------------------------------------------
Richard T. Hale(2,4) (57)      Managing Director, Deutsche Bank Securities Inc. (formerly              200
Chairman and Trustee,          Deutsche Banc Alex. Brown Inc.) and Deutsche Asset Management
2002-present, and President,   (1999 to present); Director and President, Investment Company
2003-present                   Capital Corp. (registered investment advisor) (1996 to
                               present); Director, Deutsche Global Funds, Ltd. (2000 to
                               present), CABEI Fund (2000 to present), North American Income
                               Fund (2000 to present) (registered investment companies);
                               Director, Scudder Global Opportunities Fund (since 2003);
                               Director/Officer Deutsche/Scudder Mutual Funds (various
                               dates); President, Montgomery Street Income Securities, Inc.
                               (2002 to present) (registered investment companies); Vice
                               President, Deutsche Asset Management, Inc. (2000 to present);
                               formerly, Director, ISI Family of Funds (registered investment companies; 4 funds overseen) (1992-1999)
--------------------------------------------------------------------------------------------------------------------
Daniel O. Hirsch(4) (48)       Managing Director, Deutsche Asset Management (2002-present)             n/a
Vice President and Assistant   and Director, Deutsche Global Funds Ltd. (2002-present);
Secretary, 2002-present        formerly, Director, Deutsche Asset Management (1999-2002);
                               Principal, BT Alex. Brown Incorporated (now Deutsche Bank
                               Securities Inc.) (1998-1999); Assistant General Counsel,
                               United States Securities and Exchange Commission (1993-1998)
--------------------------------------------------------------------------------------------------------------------

Name, Age, Position(s) Held                                                                    Number of Funds in
with the Fund and Length of    Principal Occupation(s) During Past 5 Years                     Fund Complex
Time Served(1)                 and Other Directorships Held                                    Overseen
--------------------------------------------------------------------------------------------------------------------
John Millette (40)             Vice President, Deutsche Asset Management                               n/a
Vice President and Secretary,
1999-present
--------------------------------------------------------------------------------------------------------------------
Kenneth Murphy (39)            Vice President, Deutsche Asset Management (2000-present);               n/a
Vice President, 2002-present   formerly, Director, John Hancock Signature Services
                               (1992-2000); Senior Manager, Prudential Mutual Fund Services
                               (1987-1992)
--------------------------------------------------------------------------------------------------------------------
Charles A. Rizzo (45)          Director, Deutsche Asset Management (April 2000-present).               n/a
Treasurer, 2002-present        Formerly, Vice President and Department Head, BT Alex. Brown
                               Incorporated (now Deutsche Bank Securities Inc.) (1998-1999);
                               Senior Manager, Coopers & Lybrand L.L.P. (now
                               PricewaterhouseCoopers LLP) (1993-1998)
--------------------------------------------------------------------------------------------------------------------
Brenda Lyons (40)              Managing Director, Deutsche Asset Management                            n/a
Assistant Treasurer,
2000-present
--------------------------------------------------------------------------------------------------------------------
Caroline Pearson (40)          Managing Director, Deutsche Asset Management                            n/a
Assistant Secretary,
1997-present
--------------------------------------------------------------------------------------------------------------------


(1) Length of time served represents the date that each Trustee was first elected to the common board of Trustees which oversees a number of investment companies, including the fund, managed by the Advisor. For the Officer(s) of the Trust, the length of time served represents the date that each Officer was first elected to serve as an Officer of any fund overseen by the aforementioned common board of Trustees.


(2) As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act, as amended. Interested persons receive no compensation from the fund.

(3)   Address: 222 South Riverside Plaza, Chicago, Illinois

(4)   Address: One South Street, Baltimore, Maryland


Trustees' and Officers' Roles with Principal Underwriter: Scudder Distributors, Inc.


Kenneth Murphy:          Vice President
Caroline Pearson:        Secretary
Phillip J. Collora:      Assistant Secretary


Trustees' Responsibilities. The primary responsibility of the Board of Trustees for Scudder Massachusetts Tax-Free Fund is to represent the interests of each Fund's shareholders and to provide oversight of the management of each Fund. Currently, seven of the Board's members are Independent Trustees; that is, they are not "interested persons" (as defined in the 1940 Act) of the Trust or the Advisor.

The Trustees meet multiple times during the year to review the investment performance of the Fund and other operational matters, including policies and procedures designed to assure compliance with regulatory and other requirements. In 2002, the Trustees conducted over 36 meetings to deal with fund issues (including regular and special board and committee meetings). These meetings were held over the course of 24 different days. In addition, various Trustees participated as members of the Board's Valuation Committee throughout the year. Furthermore, the Independent Trustees review the fees paid to the Advisor and its affiliates for investment advisory services and other administrative and shareholder services. The Trustees have adopted specific policies and guidelines that, among other things, seek to further enhance the effectiveness of the Independent Trustees in performing their duties. Many of these are similar to those suggested in the Investment Company Institute's 1999 Report of the Advisory Group on Best Practices for Fund Directors. For example, the Independent Trustees select independent legal counsel to work with them in reviewing fees, advisory and other contracts and overseeing fund matters. The Trustees are also assisted in this regard by the Fund's independent public accountants and other independent experts retained from time to time for this purpose. The Independent Trustees regularly meet privately with their counsel and other advisors. In addition, the Independent Trustees from time to time have appointed task forces and subcommittees from their members to focus on particular matters such as investment, accounting and shareholders servicing issues.

For a discussion of the factors considered by the Board in connection with its most recent approval of the continuation of the Funds' management contracts, please refer to "Management of the Funds -- Board Considerations in Connection with Annual Renewal of Investment Management Agreements."

Board Committees. The Fund's board has the following standing committees:

Audit Committee: The Audit Committee makes recommendations regarding the selection of independent auditors for the Fund, reviews the independence of such firm, reviews the scope of audit and internal controls, considers and reports to the Board on matters relating to the Fund's accounting and financial reporting practices, and performs such other tasks as the full Board deems necessary or appropriate. The Audit Committee receives annual representations from the auditors as to their independence. The members of the Audit Committee are Henry
P. Becton, Jr., Dawn-Marie Driscoll, Keith R. Fox, Louis E. Levy (Chair), Jean Gleason Stromberg, Jean C. Tempel and Carl W. Vogt. The Trust's Audit Committee held [ ] meetings during the Fund's last calendar year.

Committee on Independent Trustees: The Committee on Independent Trustees selects and nominates Independent Trustees*; establishes Trustee compensation, retirement, fund ownership and other corporate governance policies and conducts review of independent legal counsel. The members of the Committee in Independent Trustees are Henry P. Becton, Jr., Dawn-Marie Driscoll (Chair), Keith R. Fox, Louis E. Levy, Jean Gleason Stromberg, Jean C. Tempel and Carl W. Vogt. The Trust's Committee on Independent Trustees held [ ] meetings during the Fund's last calendar year.

Valuation Committee: The Valuation Committee oversees fund valuation matters, reviews Valuation Procedures adopted by the Board, determines fair value of the Fund's securities as needed in accordance with the Valuation Procedures when actual market values are unavailable and performs such other tasks as the full Board deems necessary. The members of the Valuation Committee are Keith R. Fox and Richard T. Hale. The Alternative Valuation Committee members are Henry P. Becton, Jr., Dawn-Marie Driscoll, Jean Gleason Stromberg and Jean C. Tempel. The Trust's Valuation Committee held [ ] meetings during the Fund's last calendar year.

Investment Oversight Committee: The Board has established two Investment Oversight Committees, one focusing on funds primarily investing in equity securities (the "Equity Oversight Committee") and one focusing on funds primarily investing in fixed income securities (the "Fixed Income Oversight Committee"). These Committees meet regularly with fund portfolio managers and other investment personnel to review the relevant funds' investment strategies and investment performance. The members of the Equity Oversight Committee are Henry P. Becton, Jr. (Chair), Jean C. Tempel and Carl W. Vogt. The members of the Fixed Income Oversight Committee are Dawn-Marie Driscoll, Keith R. Fox, Louis E. Levy and Jean Gleason Stromberg (Chair). Each Investment Oversight Committee held four meetings during calendar year 2002.

Shareholder Servicing Committee: The Shareholder Servicing Committee reviews and reports to Board on matters relating to the quality, type and level of services provided to fund shareholders. The members of the Shareholder Servicing Committee are Keith R. Fox (Co-Chair), Jean C. Tempel (Co-Chair), Henry P. Becton, Jr., Dawn-Marie Driscoll, Louis E. Levy, Jean Gleason Stromberg, and Carl W. Vogt. The Trust's Shareholder Servicing Committee held [ ] meetings during the Fund's last fiscal year.

* Fund Shareholders may also submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to the attention of the secretary of the Fund.


Remuneration. Each Independent Trustee receives compensation from the Fund for his or her services, which includes an annual retainer and an attendance fee for each meeting attended. No additional compensation is paid to any Independent Trustee for travel time to meetings, attendance at director's educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences or service on special director task forces or subcommittees. Non-Interested Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance.


Trustee Fund Ownership of Non-Interested and Interested Trustees


The following sets forth ranges of Trustee beneficial share ownership as of December 31, 2002.

                                                                               Aggregate Dollar Range of
                                  Dollar Range of Securities Owned in      Securities Owned in All Funds in
Name of Trustees                  Scudder Massachusetts Tax Free Fund    the Fund Complex Overseen by Trustees
----------------                  -----------------------------------    -------------------------------------

Henry P. Becton, Jr.                               $                               Over $100,000
Dawn-Marie Driscoll                                $                               Over $100,000
Keith Fox                                          $                               Over $100,000
Louis E. Levy                                      $                               Over $100,000
Richard T. Hale                                    $                               Over $100,000
Jean Gleason Stromberg                             $                               Over $100,000
Jean C. Tempel                                     $                               Over $100,000
Carl W. Vogt                                       $                               Over $100,000


Remuneration. Each Independent Director receives compensation from the Fund for his or her services, which includes an annual retainer and an attendance fee for each meeting attended. No additional compensation is paid to any Independent Director for travel time to meetings, attendance at Directors' educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences or service on special director task forces or subcommittees. Independent Directors do not receive any employee benefits such as pension or retirement benefits or health insurance.

Members of the Board of Trustees who are officers, directors, employees or stockholders of the Advisor or its affiliates receive no direct compensation from the Fund, although they are compensated as employees of the Advisor, or its affiliates, and as a result may be deemed to participate in fees paid by the Fund. The following table shows compensation received by each Trustee from the Fund and aggregate compensation from all of the funds in the fund complex during the most recent calendar year.


                                                         Pension or Retirement
                                Compensation from           Benefits Accrued
                             Scudder State Tax Free            as Part of          Total Compensation Paid to
Name of Trustee**                    Trust*                  Fund Expenses              Trustees(4)(5)(6)
-----------------                    ------                  -------------              -----------------

Henry P. Becton, Jr.                    $                          $                         $170,000
Dawn-Marie Driscoll(1)                  $                          $                         $180,000
Keith R. Fox                            $                          $                         $170,000
Louis E. Levy(2)(4)*                    $                          $                         $151,346
Jean Gleason Stromberg                  $                          $                         $165,000
Jean C. Tempel                          $                          $                         $164,000
Carl W. Vogt(3)*                        $                          $                         $153,846

*     Newly elected Directors, effective April 8, 2002.

(1) Includes $10,000 in annual retainer fees in Ms. Driscoll's role as Lead Director.

(2)   Includes deferred fees in the amount of $34,499.

(3) Includes deferred fees in the amount of $29,570. In addition to these payments, Mr. Vogt received payments in the amount of $9,506 (representing amounts earned in prior years and gain or interest thereon) from funds existing prior to the Deutsche Bank purchase of Scudder Investments.

(4) For each Director, (effective April 8, 2002 for Mr. Levy and Mr. Vogt), total compensation includes compensation for service on the boards of 19 trusts/corporations comprised of 53 funds/portfolios. In addition, for Mr. Levy and Mr. Vogt, the total includes compensation through July 30, 2002, for service on the boards of 20 trusts/corporations comprised of 73 funds/portfolios. Each Director currently serves on the boards of 19 DeAM trusts/corporations comprised of 47 funds/portfolios.

(5) Total compensation for Mr. Fiedler includes $6,397 in respect of prior services rendered to The Brazil Fund, Inc. These amounts were borne by the Advisor.

(6) Aggregate compensation reflects amounts paid to the Directors for numerous special meetings in connection with the proposed sale of the Advisor to Deutsche Bank AG. Such amounts totaled $19,000 for Messrs. Becton, Fiedler, Fox and Ms. Driscoll, $7,000 for Messrs. Levy and Vogt, $14,000 for Ms. Stromberg and $13,000 for Ms. Tempel. These meeting fees were borne by the Advisor.

Securities Beneficially Owned

As of [Date within 30 days of filing], all Trustees and Officers of the Fund as a group owned beneficially (as that term is defined is section 13(d) of the Securities Exchange Act of 1934) less than 1% of the outstanding securities of the Fund.

To the best of the Fund's knowledge, as of [Date within 30 days of filing], no [other] person owned beneficially more than 5% of each class of the Fund's outstanding shares (except as noted below).

[Include this statement if no Trustee holds shares beneficially of the Advisor or Distributor (determined annually (as of December 31) by corporate governance): Securities Beneficially Owned. None of the Non-Interested Trustees owned securities beneficially of the Advisor, SDI or Person Directly or Indirectly Controlling, Controlled by or Under Common Control with the Advisor or SDI.]

[Include this table if Trustee holds shares beneficially of the Advisor or Distributor (determined annually (as of December 31) by corporate governance:
Trustee Fund Ownership of Non-Interested and Interested Trustees

Securities Beneficially Owned by Non-Interested Trustees in Advisor, SDI, or Person Directly or Indirectly Controlling, Controlled By or Under Common Control within the Advisor or SDI

                                FUND ORGANIZATION



Organizational Description

The Trustees have the authority to create additional Funds and to designate the relative rights and preferences as between the different Funds. The Trustees also may authorize the division of shares of a Fund into different classes, which may bear different expenses. All shares issued and outstanding are fully paid and non-assessable, transferable, have no pre-emptive or conversion rights and are redeemable as described in the SAI and in the Fund's prospectus. Each share has equal rights with each other share of the same class of the Fund as to voting, dividends, exchanges, conversion features and liquidation. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. The Trustees may also terminate any Fund or class by notice to the shareholders without shareholder approval. Currently, [Class A, Class B, Class C, Class S, Class AARP, [and] Class I [Institutional Class]] Shares are offered.

The [Fund/Funds] generally [is/are] not required to hold meetings of [its/their] shareholders. Under the Agreement and Declaration of Trust of the Trust, as amended, ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which approval by shareholders is required by the 1940 Act; (c) any termination of the Fund or a class to the extent and as provided in the Declaration of Trust; (d) certain material amendments of the Declaration of Trust (such as other than amendments changing the name of the Trust, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Fund, or any registration of the Fund with the SEC or as the trustees may consider necessary or desirable. Shareholders also vote upon changes in fundamental investment policies or restrictions.

The Declarations of Trust [for (Name(s) of Fund's) in MA Business Trust] provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with a Trust except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declarations of Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of a Trust. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of each Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by a Trust or the Trust's Trustees. Moreover, the Declaration of Trust provides for indemnification out of Trust property for all losses and expenses of any shareholder held personally liable for the obligations of a Fund and each Trust may be covered by insurance. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and such Trust itself is unable to meet its obligations.

If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them.

Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of a successor or until such Trustee sooner dies, resigns, retires or is removed.

[Select one of the following three paragraphs based on the Trustee Removal provisions in the Dec of Trust(s): Any of the Trustees may be removed (provided the aggregate number of Trustees after such removal shall not be less than one) with cause, by the action of [two-thirds] of the remaining Trustees. Any Trustee may be removed at any meeting of shareholders by vote of [two-thirds] of the outstanding shares. The Trustees shall promptly call a meeting of the shareholders for the purpose of voting upon the question of removal of any such Trustee or Trustees when requested in writing to do so by the holders of not less than ten percent of the outstanding shares, and in that connection, the Trustees will assist shareholder communications to the extent provided for in
Section 16(c) under the 1940 Act.

                              FINANCIAL STATEMENTS


The financial statements, including the portfolio of investments, of Scudder Massachusetts Tax Free Fund, together with the Report of Independent Auditors, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of the Fund dated March 31, 2003 and the Semiannual Report to the Shareholders of the Fund dated September 30, 2002, are incorporated herein by reference and are hereby deemed to be a part of this combined Statement of Additional Information.


                             ADDITIONAL INFORMATION


The CUSIP number of Scudder Massachusetts Tax Free Fund, Class S is 811184-30-8.

The CUSIP number of Scudder Massachusetts Tax Free Fund, Class AARP is 811184-70-4..

The Fund has a fiscal year end of March 31.

This Statement of Additional Information contains the information of Scudder Massachusetts Tax Free Fund. The Fund, through its prospectus, offers only its own share classes, yet it is possible that one Fund might become liable for a misstatement regarding another Fund. The Trustees of the Fund have considered this, and have approved the use of this Statement of Additional Information.


The Funds' prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Funds have filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to each Fund and the securities offered hereby. This Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

                             RATINGS OF INVESTMENTS

Standard & Poor's Corporation Bond Ratings

AAA. Debt rated AAA had the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C. Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI. The rating CI is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service, Inc. Bond Ratings

AAA. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Long-Term Debt Ratings

AAA. Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA. Very high credit quality. "AA"` ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A. High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB. Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB. Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B. Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C. High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, D. Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

Fitch Short-Term Debt Ratings

F1. Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2. Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3. Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B. Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C. High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D. Default. Denotes actual or imminent payment default.

Commercial Paper Ratings

Commercial paper rated by Standard & Poor's Ratings Services ("S&P") has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1 or A-2.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. ("Moody's"). Among the factors considered by it in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1 or 2.

Municipal Notes

Moody's: The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2," and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the "best quality". Notes rated "MIG 2" or "VMIG 2" are of "high quality," with margins or protection "ample although not as large as in the preceding group". Notes rated "MIG 3" or "VMIG 3" are of "favorable quality," with all security elements accounted for but lacking the strength of the preceding grades.

S&P: The "SP-1" rating reflects a "very strong or strong capacity to pay principal and interest". Notes issued with "overwhelming safety characteristics" will be rated "SP-1+". The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

Fitch: The highest ratings for state and municipal short-term obligations are "F-1+," "F-1," and "F-2."

                            PART C. OTHER INFORMATION

   Item 23        Exhibits
   -------        --------

                    (a)           (1)       Amended and Restated Declaration of Trust dated as of December 8, 1987.
                                            (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                            Registration Statement.)

                                  (2)       Amended Establishment and Designation of Series of Beneficial Interest, $.01
                                            Par Value.
                                            (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                            Registration Statement.)

                                  (3)       Establishment and Designation of Classes of Shares of Beneficial Interest,
                                            $.01 Par Value.
                                            (Incorporated by reference to Post-Effective Amendment No. 31 to the
                                            Registration Statement.)

                                  (4)       Amended and Restated Establishment and Designation of Classes of Shares of
                                            Beneficial Interest, Class A, B and C with respect to Scudder Massachusetts
                                            Tax Free Fund.
                                            (Incorporated by reference to Post-Effective Amendment No. 34 to the
                                            Registration Statement.)

                    (b)           (1)       By-laws of the Registrant dated May 25, 1983.
                                            (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                            Registration Statement.)

                                  (2)       Amendment to By-laws dated December 10, 1991.
                                            (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                            Registration Statement.)

                                  (3)       Amendment to By-laws dated February 7, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 34 to the
                                            Registration Statement.)

                                  (4)       Amendment to By-laws dated November 13, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 34 to the
                                            Registration Statement.)

                    (c)                     Inapplicable.

                    (d)           (1)       Investment Management Agreement between the Registrant, on behalf of Scudder
                                            New York Tax Free Fund, and Scudder Kemper Investments, Inc. dated September
                                            7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 27 to the
                                            Registration Statement.)

                                       1

                                  (2)       Investment Management Agreement between the Registrant, on behalf of Scudder
                                            New York Tax Free Money Fund, and Scudder Kemper Investments, Inc. dated
                                            September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 27 to the
                                            Registration Statement.)

                                  (3)       Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Ohio Tax Free Fund, and Scudder Kemper Investments, Inc. dated September 7,
                                            1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 27 to the
                                            Registration Statement.)

                                  (4)       Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Pennsylvania Tax Free Fund, and Scudder Kemper Investments, Inc. dated
                                            September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 27 to the
                                            Registration Statement.)

                                  (5)       Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Massachusetts Tax Free Fund, and Scudder Kemper Investments, Inc. dated
                                            September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 27 to the
                                            Registration Statement.)

                                  (6)       Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Massachusetts Limited Term Tax Free Fund, and Scudder Kemper Investments,
                                            Inc. dated September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 27 to the
                                            Registration Statement.)

                                  (7)       Amended and Restated Investment Management Agreement between the Registrant, on behalf of Scudder Massachusetts Tax Free Fund, and Scudder Kemper
                                            Investments, Inc., dated July 31, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 36 to the
                                            Registration Statement)

                                  (8)       Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Massachusetts Tax Free Fund, and Deutsche Investment Management Americas
                                            Inc., dated April 5, 2002.
                                            (Incorproated by reference to Post-Effective Amendment No. 36 to the
                                            Registration Statement.)

                    (e)           (1)       Underwriting Agreement between the Registrant and Scudder Investor Services,
                                            Inc. dated September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 27 to the
                                            Registration Statement.)

                                  (2)       Underwriting Agreement between the Registrant and Scudder Investors
                                            Services, Inc., dated May 8, 2000.
                                            (Incorporated by reference to Post Effective Amendment No. 34 to the
                                            Registration Statement.)



                                       2

                                  (3)       Underwriting and Distribution Services Agreement between the Registrant and
                                            Kemper Distributors, Inc., dated November 13, 2000.
                                            (Incorporated by reference to Post Effective Amendment No. 34 to the
                                            Registration Statement.)

                                  (4)       Underwriting Agreement between the Registrant and Scudder Investor Services,
                                            Inc., dated April 5, 2002.
                                            (Incorporated by reference to Post-Effective Amendment No. 36 to the
                                            Registration Statement.)

                                  (5)       Underwriting and Distribution Services Agreement between the Registrant and
                                            Scudder Distributors, Inc. dated April 5, 2002.
                                            (Incorporated by reference to Post-Effective Amendment No. 36 to the
                                            Registration Statement.)

                    (f)                     Inapplicable.

                    (g)           (1)       Custodian Agreement between the Registrant and State Street Bank and Trust
                                            Company dated June 14, 1983.
                                            (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                            Registration Statement.)

                                  (2)       Fee Schedule for Exhibit (g)(1).
                                            (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                            Registration Statement.)

                                  (3)       Amendment dated April 16, 1986 to the Custodian Agreement between the
                                            Registrant and State Street Bank and Trust Company.
                                            (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                            Registration Statement.)

                                  (4)       Amendment dated August 9, 1988 to the Custodian Agreement between the
                                            Registrant and State Street Bank and Trust Company.
                                            (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                            Registration Statement.)

                                  (5)       Amendment dated December 11, 1990 to the Custodian Contract between the
                                            Registrant and State Street Bank and Trust Company.
                                            (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                            Registration Statement.)

                                  (6)       Amendment dated February 8, 1999 to the Custodian Contract between the
                                            Registrant and State Street Bank and Trust Company.
                                            (Incorporated by reference to Post-Effective Amendment No. 31 to the
                                            Registration Statement.)

                                  (7)       Subcustodian Agreement between State Street Bank and Trust Company and
                                            Morgan Guaranty Trust Company of New York dated November 25, 1985.
                                            (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                            Registration Statement.)



                                       3

                                  (8)       Subcustodian Agreement between Irving Trust Company and State Street Bank and Trust Company dated November 30, 1987.
                                            (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                            Registration Statement.)

                                  (9)       Subcustodian Agreement between Chemical Bank and State Street Bank and Trust
                                            Company dated October 6, 1988.
                                            (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                            Registration Statement.)

                                  (10)      Subcustodian Agreement between Security Pacific National Trust Company (New
                                            York) and State Street Bank and Trust Company dated February 18, 1988.
                                            (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                            Registration Statement.)

                    (h)           (1)       Transfer Agency and Service Agreement between the Registrant and Scudder
                                            Service Corporation dated October 2, 1989.
                                            (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                            Registration Statement.)

                                  (2)       Fee schedule for Exhibit (h)(1).
                                            (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                            Registration Statement.)

                                  (3)       Agency Agreement with fee schedule between the Registrant and Kemper Service
                                            Company, dated November 13, 2000.
                                            (Incorporated by reference to Post Effective Amendment No. 34 to the
                                            Registration Statement.)

                                  (4)       Fund Accounting Services Agreement between the Registrant (on behalf of
                                            Scudder Massachusetts Limited Term Tax Free Fund) and Scudder Fund
                                            Accounting Corporation dated February 15, 1994.
                                            (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                            Registration Statement.)

                                  (5)       Fund Accounting Services Agreement between the Registrant, on behalf of
                                            Scudder Massachusetts Tax Free Fund, and Scudder Fund Accounting Corporation
                                            dated November 14, 1994.
                                            (Incorporated by reference to Post-Effective Amendment No. 17 to the
                                            Registration Statement.)

                                  (6)       Fund Accounting Services Agreement between the Registrant, on behalf of
                                            Scudder New York Tax Free Fund, and Scudder Fund Accounting Corporation
                                            dated December 7, 1994.
                                            (Incorporated by reference to Post-Effective Amendment No. 17 to the
                                            Registration Statement.)



                                       4

                                  (7)       Fund Accounting Services Agreement between the Registrant, on behalf of
                                            Scudder New York Tax Free Money Fund, and Scudder Fund Accounting
                                            Corporation dated September 22, 1994.
                                            (Incorporated by reference to Post-Effective Amendment No. 17 to the
                                            Registration Statement.)

                                  (8)       Fund Accounting Services Agreement between the Registrant, on behalf of
                                            Scudder Massachusetts Tax Free Fund, and Scudder Fund Accounting Corporation
                                            dated November 14, 1994.
                                            (Incorporated by reference to Post-Effective Amendment No. 17 to the
                                            Registration Statement.)

                                  (9)       Fund Accounting Services Agreement between the Registrant, on behalf of
                                            Scudder Ohio Tax Free Fund, and Scudder Fund Accounting Corporation dated
                                            November 21, 1994.
                                            (Incorporated by reference to Post-Effective Amendment No. 17 to the
                                            Registration Statement.)

                                  (10)      Fund Accounting Services Agreement between the Registrant, on behalf of
                                            Scudder Pennsylvania Tax Free Fund, and Scudder Fund Accounting Corporation
                                            dated November 16, 1994.
                                            (Incorporated by reference to Post-Effective Amendment No. 17 to the
                                            Registration Statement.)

                                  (11)      Administrative Services Agreement between the Registrant, on behalf of
                                            Scudder New York Tax Free Fund and Scudder Massachusetts Tax Free Fund and
                                            Scudder Kemper Investments Inc.
                                            (Incorporated by reference to Post-Effective Amendment No. 32 to the
                                            Registration Statement.)

                                  (12)      Amended and Restated Administrative Services Agreement between the
                                            Registrant and Scudder Kemper Investments, Inc., dated December 29, 2000.
                                            (Incorporated by reference to Post Effective Amendment No. 34 to the
                                            Registration Statement.)

                                  (13)      Shareholder Services Agreement between the Registrant and Kemper
                                            Distributors, Inc., dated December 29, 2000.
                                            (Incorporated by reference to Post Effective Amendment No. 34 to the
                                            Registration Statement.)

                                  (14)      Shareholder Services Agreement between the Registrant and Scudder
                                            Distributors, Inc., dated April 5, 2002.
                                            (Incorporated by reference to Post-Effective Amendment No. 36 to the
                                            Registration Statement.)

                    (i)                     Opinion and Consent of Legal Counsel.
                                            (Incorporated by reference to Post-Effective Amendment No. 36 to the
                                            Registration Statement.)

                    (j)                     Consent of Independent Accountants.
                                            (Filed herein).



                                       5

                    (k)                     Inapplicable.

                    (l)                     Inapplicable.

                    (m)           (1)       Rule 12b-1 Plans for Classes A, B and C between Scudder Massachusetts Tax
                                            Free Fund and Kemper Distributors, Inc. dated December 29, 2000.
                                            (Incorporated by reference to Post Effective Amendment No. 34 to the
                                            Registration Statement.)

                    (n)           (1)       Mutual Funds Multi-Distribution Plan pursuant to Rule 18f-3 on behalf of
                                            Scudder Massachusetts Tax Free Fund. (Incorporated by reference to
                                            Post-Effective Amendment No. 32 to the Registration Statement.)

                                  (2)       Mutual Funds Multi-Distribution Plan pursuant to Rule 18f-3 on behalf of
                                            Scudder New York Tax Free Fund. (Incorporated by reference to Post-Effective
                                            Amendment No. 32 to the Registration Statement.)

                                  (3)       Amended and Restated Plan with respect to the Registrant pursuant to Rule
                                            18f-3, dated December 29, 2000.
                                            (Incorporated by reference to Post Effective Amendment No. 34 to the
                                            Registration Statement.)

                    (o)                     Inapplicable.

                    (p)           (1)       Code of Ethics of Scudder Kemper Investments, Inc. and  Scudder Investor
                                            Services, Inc.
                                            (Incorporated by reference to Post-Effective Amendment No. 31 to the
                                            Registration Statement.)

                                  (2)       Code of Ethics for Scudder State Tax Free Trust.
                                            (Incorporated by reference to Post-Effective Amendment No. 33 to the
                                            Registration Statement.)

                                  (3)       Amended Code of Ethics of Scudder Kemper Investments, Inc., Kemper
                                            Distributors, Inc. and Scudder Investor Services, Inc. dated December 15,
                                            2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 35 to the
                                            Registration Statement.)

                                  (4)       Amended Codes of Ethics of Scudder Massachusetts Tax Free Fund and Scudder
                                            New York Tax Free Fund.
                                            (Incorporated by reference to Post-Effective Amendment No. 35 to the
                                            Registration Statement.)

                                  (5)       Code of Ethics for Deutsche Asset Management dated May 2000, as revised July
                                            2001.
                                            (Incorproated by reference to Post-Effective Amendment No. 36 to the
                                            Registration Statement.)



                                       6

                                  (6)       Code of Ethics for Scudder Funds, as of April 5, 2002.
                                            (Incorporated by reference to Post-Effective Amendment No. 36 to the
                                            Registration Statement.)

                                  (7)       Code of Ethics for Deutsche Asset Management -- US, effective April 15,
                                            2003.  (Filed herein.)

Item 24           Persons Controlled by or under Common Control with Fund
-------           -------------------------------------------------------

                  None

Item 25           Indemnification
-------           ---------------

                  A policy of insurance covering Deutsche Investment Management Americas Inc., its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Deutsche Investment Management Americas Inc. insures the Registrant's trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                  Article IV, Sections 4.1-4.3 of the Registrant's Declaration of Trust provide as follows:

                  Section 4.1. No Personal Liability of Shareholders, Trustees, Etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more Series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                  Section 4.2. Non-Liability of Trustees, Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  Section 4.3.  Mandatory Indemnification.
                  ------------  -------------------------

                  (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                           (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                           (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                  (b) No indemnification shall be provided hereunder to a Trustee or officer:

                           (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                           (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                           (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                                    (A)      by the court or other body
                                             approving the settlement or other
                                             disposition; or

                                    (B)      based upon a review of readily
                                             available facts (as opposed to a
                                             full trial-type inquiry) by (x)
                                             vote of a majority of the
                                             Disinterested Trustees acting on
                                             the matter (provided that a
                                             majority of the Disinterested
                                             Trustees then in office act on the
                                             matter) or (y) written opinion of
                                             independent legal counsel.

                  (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall insure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                  (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section
                           4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                           (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                           (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                  As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 26           Business or Other Connections of Investment Adviser
-------           ---------------------------------------------------

                  Deutsche Investment Management Americas Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.

Name                          Business and Other Connections of Board of Directors of Registrant's Advisory
----                          -----------------------------------------------------------------------------

Thomas F. Eggers*               Deutsche Investment Management Americas Inc., President and CEO

Deborah Flickinger**            Deutsche Investment Management Americas Inc., Director

Thomas Hughes**                 Deutsche Investment Management Americas Inc., Chairman and Director

William Shiebler**              Deutsche Investment Management Americas Inc., Director

Philipp von Girsewald***        Deutsche Investment Management Americas Inc., Director

*        345 Park Avenue, New York, NY
**       280 Park Avenue, New York, NY
***      Taunusanlage 12, Frankfurt, Germany

Item 27           Principal Underwriters
-------           ----------------------

                  (a) Scudder Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter for registered open-ended management investment companies managed by Deutsche Investment Management Americas Inc. and Deutsche Asset Management Inc.

                  (b) Information on the officers and directors of Scudder Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

Scudder Distributors, Inc.
Name and Principal            Positions and Offices with                  Positions and
Business Address              Scudder Distributors, Inc.                  Offices with Registrant
----------------              --------------------------                  -----------------------


                                       9

Scudder Distributors, Inc.
Name and Principal            Positions and Offices with                  Positions and
Business Address              Scudder Distributors, Inc.                  Offices with Registrant
----------------              --------------------------                  -----------------------

Thomas F. Eggers              Chairman and Director                       None
345 Park Avenue
New York, NY 10154

Jonathan R. Baum              Chief Executive Officer, President and      None
222 South Riverside Plaza     Director
Chicago, IL  60606

Scott B. David                Vice President and Director                 None
Two International Place
Boston, MA  02110-4103

John W. Edwards, Jr.          Chief Financial Officer and Treasurer       None
60 Wall Street
New York, NY  10005-2858

C. Perry Moore                Chief Operating Officer and Vice President  None
222 South Riverside Plaza
Chicago, IL 60606

Caroline Pearson              Secretary                                   Assistant Secretary
Two International Place
Boston, MA  02110-4103

Linda J. Wondrack             Vice President and Chief                    None
Two International Place       Compliance Officer
Boston, MA  02110-4103

David Edlin                   Vice President                              None
222 South Riverside Plaza
Chicago, IL 60606

Robert Froelich               Vice President                              None
222 South Riverside Plaza
Chicago, IL  60606

Michael L. Gallagher          Vice President                              None
222 South Riverside Plaza
Chicago, IL  60606

M. Patrick Donovan            Vice President                              None
Two International Place
Boston, MA  02110-4103

Kenneth P. Murphy             Vice President                              None
Two International Place
Boston, MA 02110

Philip J. Collora             Assistant Secretary                         None
222 South Riverside Plaza
Chicago, IL  60606

                  (c)      Not applicable

Item 28           Location of Accounts and Records
-------           --------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Deutsche Investment Management Americas Inc., Two International Place, Boston, MA 02110-4103. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. Records relating to the duties of the Registrant's transfer agents are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts 02110-4103, Scudder Investments Service Company, 811 Main Street, Kansas City, MO 64105-2005, or DST Systems, Inc., the sub-transfer agent, at 127 West 10th Street, Kansas City, Missouri 64105.

Item 29           Management Services
-------           -------------------

                  Inapplicable.

Item 30           Undertakings
-------           ------------

                  Inapplicable.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Baltimore and the State of Maryland on the 28th day of July, 2003.


                                                   SCUDDER STATE TAX-FREE TRUST

                                                   By  /s/ Richard T. Hale
                                                       --------------------
                                                       Richard T. Hale
                                                       President

         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----
/s/ Richard T. Hale
--------------------------------------
Richard T. Hale                             Trustee, Chairman and President              July 28, 2003

/s/ Henry P. Becton, Jr.
--------------------------------------
Henry P. Becton, Jr.*                       Trustee                                      July 28, 2003

/s/Dawn-Marie Driscoll
--------------------------------------
Dawn-Marie Driscoll*                        Trustee                                      July 28, 2003

/s/ Keith R. Fox
--------------------------------------
Keith R. Fox*                               Trustee                                      July 28, 2003

/s/ Louis E. Levy
--------------------------------------
Louis E. Levy*                              Trustee                                      July 28, 2003

/s/ Jean Gleason Stromberg
--------------------------------------
Jean Gleason Stromberg *                    Trustee                                      July 28, 2003

/s/ Jean C. Tempel
--------------------------------------
Jean C. Tempel*                             Trustee                                      July 28, 2003

/s/ Carl W. Vogt
--------------------------------------
Carl W. Vogt*                               Trustee                                      July 28, 2003

/s/ Charles A. Rizzo
--------------------------------------
Charles A. Rizzo                            Treasurer (Chief Financial Officer)          July 28, 2003

*By:     /s/ Caroline Pearson
         --------------------
         Caroline Pearson**
         Assistant Secretary

** Attorney-in-fact pursuant to the powers of attorney filed herein.

                                                               File No. 2-84021
                                                               File No. 811-3749


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 37
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 38

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                          SCUDDER STATE TAX FREE TRUST

                          SCUDDER STATE TAX FREE TRUST


                                  EXHIBIT INDEX
                                       (j)
                                     (p)(7)